UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Mutual Funds (52.8%)	Value
Equity Mutual Funds (50.5%)
3,498,692	Thrivent Partner Small Cap Growth Portfolio[a]	$54,236,378
672,963	Thrivent Partner Small Cap Value Portfolio	16,095,729
1,708,411	Thrivent Small Cap Stock Portfolio[a]	25,090,231
1,389,656	Thrivent Partner Mid Cap Value Portfolio	22,981,986
2,502,383	Thrivent Mid Cap Stock Portfolio	36,819,562
11,254,889	Thrivent Partner Worldwide Allocation Portfolio	99,626,026
2,732,516	Thrivent Large Cap Value Portfolio	36,309,942
3,091,854	Thrivent Large Cap Stock Portfolio	31,093,234
539,342	Thrivent Equity Income Plus Portfolio	5,787,411

	Total	328,040,499

Fixed Income Mutual Funds (2.3%)
1,775,933	Thrivent High Yield Portfolio	9,046,782
566,632	Thrivent Income Portfolio	6,085,229

	Total	15,132,011

	Total Mutual Funds (cost $342,299,836)	343,172,510

Shares	Common Stock (41.0%)	Value
Consumer Discretionary (6.2%)
10,542	Abercrombie & Fitch Company	487,040
7,956	Amazon.com, Inc.[a,b]	2,120,194
6,700	ANN, Inc.[a]	194,434
3,654	Arctic Cat, Inc.[a]	159,680
4,150	AutoZone, Inc.[a]	1,646,596
7,800	Barnes & Noble, Inc.[a]	128,310
5,030	CBS Corporation	234,851
5,400	Charter Communications, Inc.[a]	562,572
29,100	Cheesecake Factory, Inc.	1,123,551
13,300	Chico’s FAS, Inc.	223,440
84,898	Comcast Corporation[b]	3,566,565
2,800	Conn’s, Inc.[a]	100,520
4,350	Darden Restaurants, Inc.	224,808
10,329	Delphi Automotive plc	458,608
4,200	Dillard’s, Inc.	329,910
19,649	Discovery Communications, Inc.[a]	1,547,162
7,800	DISH Network Corporation	295,620
32,520	Dollar Tree, Inc.[a]	1,574,944
4,300	Expedia, Inc.	258,043
7,500	Fifth & Pacific Companies, Inc.[a]	141,600
34,565	Foot Locker, Inc.	1,183,506
14,200	Gap, Inc.	502,680
42,940	GNC Holdings, Inc.	1,686,683
4,400	Hanesbrands, Inc.[a]	200,464
2,470	Harley-Davidson, Inc.	131,651
24,800	Home Depot, Inc.[b]	1,730,544
31,000	Hovnanian Enterprises, Inc.[a]	178,870
3,100	iShares Dow Jones US Home Construction Index Fund	74,059
16,319	L Brands, Inc.	728,807
49,260	Las Vegas Sands Corporation	2,775,801
21,820	Lowe’s Companies, Inc.	827,414
8,700	Macy’s, Inc.	364,008
11,500	Marriott International, Inc.	485,645

Shares	Common Stock (41.0%)	Value
Consumer Discretionary (6.2%) - continued
2,800	Marriott Vacations Worldwide Corporation[a]	$120,148
27,050	Meredith Corporation	1,034,933
2,200	Netflix, Inc.[a]	416,702
17,660	News Corporation	543,222
42,200	NIKE, Inc.	2,490,222
5,300	Omnicom Group, Inc.	312,170
4,268	O’Reilly Automotive, Inc.[a]	437,683
13,100	Papa John’s International, Inc.[a]	809,842
4,900	Penn National Gaming, Inc.[a]	266,707
7,992	PetSmart, Inc.	496,303
57,768	Pier 1 Imports, Inc.	1,328,664
2,100	Pool Corporation	100,800
8,200	Pulte Group, Inc.[a]	165,968
40,700	Sally Beauty Holdings, Inc.[a]	1,195,766
25,000	Smith & Wesson Holding Corporation[a]	225,000
19,200	Standard Pacific Corporation[a]	165,888
7,900	Tempur-Pedic International, Inc.[a]	392,077
5,080	Time Warner Cable, Inc.	487,985
6,000	TJX Companies, Inc.	280,500
29,700	Toll Brothers, Inc.[a]	1,016,928
8,273	Tractor Supply Company	861,467
3,700	Valassis Communications, Inc.	110,519
1,026	VF Corporation	172,111
5,000	Wynn Resorts, Ltd.	625,800

	Total	40,305,985

Consumer Staples (2.6%)
17,700	Altria Group, Inc.	608,703
18,783	Annie’s, Inc.[a]	718,637
15,100	Archer-Daniels-Midland Company	509,323
13,217	British American Tobacco plc ADR	1,414,880
6,900	Bunge, Ltd.	509,427
7,900	Campbell Soup Company	358,344
10,139	Clorox Company	897,606
4,700	Colgate-Palmolive Company	554,741
10,900	Constellation Brands, Inc.[a]	519,276
22,800	CVS Caremark Corporation	1,253,772
25,000	Dean Foods Company[a]	453,250
1,120	Diageo plc ADR	140,941
8,500	Hain Celestial Group, Inc.[a]	519,180
28,083	Ingredion, Inc.	2,030,962
3,200	Kimberly-Clark Corporation	313,536
4,723	Kraft Foods Group, Inc.	243,376
13,970	Mondelez International, Inc.	427,622
22,300	Nestle SA	1,613,954
3,591	Philip Morris International, Inc.	332,922
20,800	Procter & Gamble Company	1,602,848
5,400	Safeway, Inc.	142,290
1,800	Spectrum Brands Holdings, Inc.	101,862
4,726	TreeHouse Foods, Inc.[a]	307,899
7,290	Unilever NV ADR	298,890
3,600	USANA Health Sciences, Inc.[a]	173,988
3,600	Wal-Mart Stores, Inc.	269,388
6,757	Whole Foods Market, Inc.	586,170

	Total	16,903,787

Energy (4.9%)
130,391	Alpha Natural Resources, Inc.[a]	1,070,510
30,503	BP plc ADR	1,291,802

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (41.0%)	Value
Energy (4.9%) - continued
2,500	Cabot Oil & Gas Corporation	$169,025
15,900	Cameron International Corporation[a]	1,036,680
3,300	Carrizo Oil & Gas, Inc.[a]	85,041
11,020	Chevron Corporation	1,309,396
13,098	Concho Resources, Inc.[a]	1,276,138
41,400	Consol Energy, Inc.	1,393,110
3,100	CVR Energy, Inc.	160,022
5,300	Delek US Holdings, Inc.	209,138
6,900	Dril-Quip, Inc.[a]	601,473
4,000	Ensco plc	240,000
12,483	EOG Resources, Inc.	1,598,698
14,400	EQT Corporation	975,600
17,400	Exxon Mobil Corporation	1,567,914
7,400	Helmerich & Payne, Inc.	449,180
8,500	HollyFrontier Corporation	437,325
95,018	Marathon Oil Corporation	3,204,007
6,200	Marathon Petroleum Corporation	555,520
5,700	National Oilwell Varco, Inc.	403,275
31,100	Oasis Petroleum, Inc.[a]	1,183,977
4,800	Occidental Petroleum Corporation	376,176
6,700	Oil States International, Inc.[a]	546,519
56,000	Patterson-UTI Energy, Inc.	1,335,040
32,379	Peabody Energy Corporation	684,816
16,800	Petroleo Brasileiro SA ADR	278,376
69,575	Petroleum Geo-Services ASA	1,079,215
4,700	Range Resources Corporation	380,888
14,200	SandRidge Energy, Inc.[a]	74,834
35,570	Schlumberger, Ltd.	2,663,837
15,300	SM Energy Company	906,066
21,000	Southwestern Energy Company[a]	782,460
2,400	Tesoro Corporation	140,520
13,800	Ultra Petroleum Corporation[a]	277,380
8,800	Valero Energy Corporation	400,312
232,418	Weatherford International, Ltd.[a]	2,821,555
3,100	Western Refining, Inc.	109,771

	Total	32,075,596

Financials (6.3%)
5,230	ACE, Ltd.	465,313
17,402	Affiliated Managers Group, Inc.[a]	2,672,425
3,700	Allied World Assurance Company Holdings AG	343,064
6,390	Allstate Corporation	313,557
9,500	American Assets Trust, Inc.	304,095
6,000	American Campus Communities, Inc.	272,040
6,600	Ameriprise Financial, Inc.	486,090
29,500	Annaly Capital Management, Inc.	468,755
7,000	Aspen Insurance Holdings, Ltd.	270,060
6,000	Axis Capital Holdings, Ltd.	249,720
81,420	Bank of America Corporation	991,696
3,300	Banner Corporation	105,039
13,900	BioMed Realty Trust, Inc.	300,240
4,405	Boston Properties, Inc.	445,169
15,100	CapitalSource, Inc.	145,262
15,400	CBL & Associates Properties, Inc.	363,440
46,171	Citigroup, Inc.	2,042,605
2,602	CME Group, Inc.	159,737
3,200	Comerica, Inc.	115,040
39,900	DCT Industrial Trust, Inc.	295,260
13,682	Discover Financial Services	613,501
11,300	Douglas Emmett, Inc.	281,709

Shares	Common Stock (41.0%)	Value
Financials (6.3%) - continued
3,800	Equity Lifestyle Properties, Inc.	$291,840
7,689	Equity Residential	423,356
7,800	Extra Space Storage, Inc.	306,306
29,500	Fifth Third Bancorp	481,145
18,100	First Republic Bank	699,022
22,227	HCC Insurance Holdings, Inc.	934,201
8,000	Highwoods Properties, Inc.	316,560
5,600	Home Loan Servicing Solutions, Ltd.	130,648
22,148	Host Hotels & Resorts, Inc.	387,368
49,900	Huntington Bancshares, Inc.	368,761
16,130	Invesco, Ltd.	467,125
34,300	iShares Russell 2000 Index Fund	3,233,118
27,523	J.P. Morgan Chase & Company	1,306,242
23,929	Kimco Realty Corporation	536,010
8,631	Lazard, Ltd.	294,576
2,700	M&T Bank Corporation	278,532
20,130	MetLife, Inc.	765,343
4,000	Montpelier Re Holdings, Inc.	104,200
21,990	Morgan Stanley	483,340
11,600	NASDAQ OMX Group, Inc.	374,680
6,200	Northern Trust Corporation	338,272
11,500	Ocwen Financial Corporation[a]	436,080
11,100	Pebblebrook Hotel Trust	286,269
6,400	PHH Corporation[a]	140,544
13,400	Piedmont Office Realty Trust, Inc.	262,506
66,251	Popular, Inc.[a]	1,829,190
900	Portfolio Recovery Associates, Inc.[a]	114,228
6,100	PrivateBancorp, Inc.	115,351
4,800	ProAssurance Corporation	227,184
6,700	Protective Life Corporation	239,860
3,253	Public Storage, Inc.	495,497
17,400	Radian Group, Inc.	186,354
3,310	Simon Property Group, Inc.	524,834
10,700	SLM Corporation	219,136
4,900	SPDR Gold Trust[a]	756,805
21,200	SPDR S&P 500 ETF Trust	3,318,860
7,280	State Street Corporation	430,175
22,390	SVB Financial Group[a]	1,588,347
7,300	T. Rowe Price Group, Inc.	546,551
3,325	Taubman Centers, Inc.	258,219
12,349	Tower Group International, Ltd.	227,839
5,347	Vornado Realty Trust	447,223
7,386	W.R. Berkley Corporation	327,717
52,062	Wells Fargo & Company[b]	1,925,773
67,415	Zions Bancorporation	1,684,701

	Total	40,813,705

Health Care (4.5%)
2,300	Abbott Laboratories	81,236
3,679	Actavis, Inc.[a]	338,873
24,200	Align Technology, Inc.[a]	810,942
17,692	AmerisourceBergen Corporation	910,254
6,200	Amgen, Inc.	635,562
49,800	Arena Pharmaceuticals, Inc.[a]	408,858
5,310	Baxter International, Inc.	385,719
2,100	Biogen Idec, Inc.[a]	405,111
11,200	BioMarin Pharmaceutical, Inc.[a]	697,312
2,358	C.R. Bard, Inc.	237,639
8,736	Catamaran Corporation[a]	463,270
5,300	Celgene Corporation[a]	614,323
2,900	Charles River Laboratories International, Inc.[a]	128,383

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (41.0%)	Value
Health Care (4.5%) - continued
6,030	CIGNA Corporation	$376,091
7,900	Community Health Systems, Inc.	374,381
36,010	Covidien plc	2,442,918
5,200	Eli Lilly and Company	295,308
43,200	Express Scripts Holding Company[a]	2,490,480
79,200	Gilead Sciences, Inc.[a]	3,875,256
9,626	HeartWare International, Inc.[a]	851,227
48,600	Hologic, Inc.[a]	1,098,360
4,900	Illumina, Inc.[a]	264,600
1,800	Infinity Pharmaceuticals, Inc.[a]	87,246
7,900	Medicines Company[a]	264,018
34,280	Merck & Company, Inc.	1,516,204
3,654	Mettler-Toledo International, Inc.[a]	779,106
5,600	Myriad Genetics, Inc.[a]	142,240
5,283	Onyx Pharmaceuticals, Inc.[a]	469,447
2,900	PAREXEL International Corporation[a]	114,579
14,086	PDL BioPharma, Inc.	102,969
7,200	Perrigo Company	854,856
1,248	Pharmacyclics, Inc.[a]	100,352
10,500	Questcor Pharmaceuticals, Inc.	341,670
13,000	ResMed, Inc.	602,680
17,080	Sanofi ADR	872,446
8,400	Santarus, Inc.[a]	145,572
2,700	Seattle Genetics, Inc.[a]	95,877
21,100	Shire Pharmaceuticals Group plc ADR	1,927,696
7,500	Spectrum Pharmaceuticals, Inc.	55,950
25,500	Thoratec Corporation[a]	956,250
4,900	United Therapeutics Corporation[a]	298,263
14,863	UnitedHealth Group, Inc.	850,312
4,600	Vertex Pharmaceuticals, Inc.[a]	252,908
2,200	Waters Corporation[a]	206,602
4,720	Zimmer Holdings, Inc.	355,038

	Total	29,578,384

Industrials (5.5%)
33,700	Actuant Corporation	1,031,894
15,600	Acuity Brands, Inc.	1,081,860
17,050	ADT Corporation	834,427
22,940	AMETEK, Inc.	994,678
9,796	B/E Aerospace, Inc.[a]	590,601
9,455	CSX Corporation	232,877
30,900	Delta Air Lines, Inc.[a]	510,159
3,400	Deluxe Corporation	140,760
4,500	DigitalGlobe, Inc.[a]	130,095
33,424	EMCOR Group, Inc.	1,416,843
2,700	EnerSys, Inc.[a]	123,066
15,300	Expeditors International of Washington, Inc.	546,363
4,160	FedEx Corporation	408,512
7,327	Flowserve Corporation	1,228,811
14,000	Fortune Brands Home and Security, Inc.[a]	524,020
11,400	Foster Wheeler AGa	260,490
28,900	GATX Corporation	1,501,933
12,120	General Electric Company	280,214
6,102	Graco, Inc.	354,099
33,800	HNI Corporation	1,199,562
35,265	Honeywell International, Inc.	2,657,218
6,800	Ingersoll-Rand plc	374,068
54,420	Jacobs Engineering Group, Inc.[a]	3,060,581

Shares	Common Stock (41.0%)	Value
Industrials (5.5%) - continued
13,780	JB Hunt Transport Services, Inc.	$1,026,334
19,000	JetBlue Airways Corporation[a]	131,100
11,218	Kansas City Southern	1,244,076
1,600	L-3 Communications Holdings, Inc.	129,472
18,300	Landstar System, Inc.	1,044,747
2,400	Lockheed Martin Corporation	231,648
13,367	Manitowoc Company, Inc.	274,826
27,400	Manpower, Inc.	1,554,128
6,100	McDermott International, Inc.[a]	67,039
11,225	Oshkosh Corporation[a]	476,950
3,128	Parker Hannifin Corporation	286,462
14,362	Pentair, Ltd.	757,596
22,700	Quanta Services, Inc.[a]	648,766
7,000	Robert Half International, Inc.	262,710
7,032	Roper Industries, Inc.	895,244
23,000	Southwest Airlines Company	310,040
8,781	Stericycle, Inc.[a]	932,367
14,500	Union Pacific Corporation	2,064,945
6,200	United Rentals, Inc.[a]	340,814
26,698	United Technologies Corporation	2,494,394
2,900	USG Corporation[a]	76,676
25,100	Woodward, Inc.	997,976

	Total	35,731,441

Information Technology (8.3%)
2,700	3D Systems Corporation[a]	87,048
32,400	Activision Blizzard, Inc.	472,068
18,457	Agilent Technologies, Inc.	774,640
4,700	Alliance Data Systems Corporation[a]	760,883
13,535	ANSYS, Inc.[a]	1,102,020
12,700	AOL, Inc.[a]	488,823
12,102	Apple, Inc.[b]	5,356,708
27,684	Applied Materials, Inc.	373,180
215,973	Atmel Corporation[a]	1,503,172
25,457	Autodesk, Inc.[a]	1,049,847
2,200	BMC Software, Inc.[a]	101,926
59,200	Brocade Communications Systems, Inc.[a]	341,584
26,100	Cavium, Inc.[a]	1,012,941
19,800	Ciena Corporation[a]	316,998
5,100	Cirrus Logic, Inc.[a]	116,025
48,150	Cisco Systems, Inc.	1,006,816
29,400	Citrix Systems, Inc.[a]	2,121,504
27,138	CoreLogic, Inc.[a]	701,789
34,116	eBay, Inc.[a]	1,849,770
3,300	EMC Corporation[a]	78,837
42,500	ExactTarget, Inc.[a]	988,975
9,892	F5 Networks, Inc.[a]	881,179
4,973	Google, Inc.[a,b]	3,948,711
28,300	Informatica Corporation[a]	975,501
2,300	InterDigital, Inc.	110,009
9,117	Itron, Inc.[a]	423,029
2,800	j2 Global, Inc.	109,788
32,010	Juniper Networks, Inc.[a]	593,465
14,641	Lam Research Corporation[a]	607,016
1,500	LinkedIn Corporation[a]	264,090
2,282	MasterCard, Inc.	1,234,859
33,200	MEMC Electronic Materials, Inc.[a]	146,080
4,753	Mercadolibre, Inc.	458,950
17,362	Microchip Technology, Inc.	638,227
25,624	Microsoft Corporation	733,103
47,282	NetApp, Inc.[a]	1,615,153

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (41.0%)	Value
Information Technology (8.3%) - continued
4,200	NetScout Systems, Inc.[a]	$103,194
5,075	Nice Systems, Ltd. ADR[a]	186,912
26,093	Nuance Communications, Inc.[a]	526,557
101,168	NVIDIA Corporation	1,296,974
30,300	NXP Semiconductors NVa	916,878
34,023	Oracle Corporation	1,100,304
24,066	Plantronics, Inc.	1,063,477
38,620	QUALCOMM, Inc.[b]	2,585,609
5,330	Red Hat, Inc.[a]	269,485
1,100	Stratasys, Ltd.[a]	81,642
25,880	Symantec Corporation[a]	638,718
13,700	Synopsys, Inc.[a]	491,556
3,696	Teradata Corporation[a]	216,253
77,064	Teradyne, Inc.[a]	1,249,978
49,130	Texas Instruments, Inc.[b]	1,743,132
42,106	TriQuint Semiconductor, Inc.[a]	212,635
13,573	VeriFone Systems, Inc.[a]	280,690
11,100	Visa, Inc.	1,885,224
89,400	Vishay Intertechnology, Inc.[a]	1,216,734
22,100	VMware, Inc.[a]	1,743,248
10,100	Western Digital Corporation	507,828
26	Workday, Inc.[a]	1,602
34,071	Xilinx, Inc.	1,300,490
36,400	Yahoo!, Inc.[a]	856,492

	Total	53,820,326

Materials (1.5%)
1,500	Agrium, Inc.	146,250
7,200	Airgas, Inc.	713,952
7,500	Albemarle Corporation	468,900
5,100	Axiall Corporation	317,016
16,100	Buckeye Technologies, Inc.	482,195
14,758	Celanese Corporation	650,090
1,700	CF Industries Holdings, Inc.	323,629
7,000	Cliffs Natural Resources, Inc.	133,070
8,190	Dow Chemical Company	260,770
10,800	Eagle Materials, Inc.	719,604
7,032	FMC Corporation	401,035
16,700	H.B. Fuller Company	652,636
17,600	Huntsman Corporation	327,184
6,300	Mosaic Company	375,543
8,324	Newmont Mining Corporation	348,692
6,030	Nucor Corporation	278,284
5,954	Silgan Holdings, Inc.	281,326
8,953	Silver Wheaton Corporation	280,677
12,545	Southern Copper Corporation	471,316
21,370	Steel Dynamics, Inc.	339,142
31,100	SunCoke Energy, Inc.[a]	507,863
27,800	Teck Resources, Ltd.	782,848
6,400	Walter Energy, Inc.	182,400

	Total	9,444,422

Telecommunications Services (0.4%)
21,700	AT&T, Inc.	796,173
18,200	Frontier Communications Corporation	72,436
3,176	SBA Communications Corporation[a]	228,735
31,075	TW Telecom, Inc.[a]	782,779
11,658	Verizon Communications, Inc.	572,991

	Total	2,453,114

Shares	Common Stock (41.0%)	Value
Utilities (0.8%)
6,600	Calpine Corporation[a]	$135,960
11,800	CMS Energy Corporation	329,692
18,890	NiSource, Inc.	554,232
13,900	NRG Energy, Inc.	368,211
24,188	NV Energy, Inc.	484,486
17,690	PG&E Corporation	787,736
40,900	PNM Resources, Inc.	952,561
8,000	Public Service Enterprise Group, Inc.	274,720
8,200	Southern Company	384,744
19,478	Southwest Gas Corporation	924,426
5,900	Wisconsin Energy Corporation	253,051

	Total	5,449,819

	Total Common Stock (cost $227,116,704)	266,576,579

Principal Amount	Long-Term Fixed Income (1.9%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	475,530

	Total	475,530

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
46,614	0.654%, 12/25/2035[c]	25,165
	Residential Asset Securitization Trust
57,742	0.584%, 8/25/2037[c]	19,049
	Sequoia Mortgage Trust
213,780	4.725%, 9/20/2046	183,914
74,979	4.725%, 9/20/2046	10,883
	WaMu Mortgage Pass Through Certificates
83,534	2.675%, 9/25/2036	69,690
126,888	2.757%, 10/25/2036	107,885

	Total	416,586

Commercial Mortgage-Backed Securities (0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	275,185
	Government National Mortgage Association
107,835	2.164%, 3/16/2033	109,335
95,698	3.214%, 1/16/2040	100,151

	Total	484,671

Financials (0.1%)
	Achmea Hypotheekbank NV
205,000	3.200%, 11/3/2014[d]	213,569
	Canadian Imperial Bank of Commerce
205,000	2.600%, 7/2/2015[d]	214,389

	Total	427,958

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (1.9%)	Value
Mortgage-Backed Securities (0.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$250,000	2.500%, 4/1/2028[e]	$258,828
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
400,000	3.000%, 4/1/2043[e]	410,750
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
488,000	2.500%, 4/1/2028[e]	506,224
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
400,000	3.000%, 4/1/2043[e]	412,562
775,000	3.500%, 4/1/2043[e]	818,351
775,000	4.000%, 4/1/2043[e]	826,223

	Total	3,232,938

U.S. Government and Agencies (1.1%)
	FDIC Structured Sale Guaranteed Notes
85,000	Zero Coupon, 1/7/2014[d]	84,713
	Federal National Mortgage Association
860,000	1.375%, 11/15/2016	885,680
665,000	0.875%, 12/20/2017	664,453
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	210,528
	U.S. Treasury Bonds
100,000	5.250%, 11/15/2028	135,469
550,000	4.375%, 5/15/2040	689,391
3,890,000	3.000%, 5/15/2042	3,808,551
	U.S. Treasury Notes
140,000	0.875%, 1/31/2018	140,908
800,000	1.625%, 8/15/2022	789,687

	Total	7,409,380

	Total Long-Term Fixed Income (cost $12,496,949)	12,447,063

Shares or Principal Amount	Short-Term Investments (4.6%)	Value
	Federal Home Loan Bank Discount Notes
200,000	0.138%, 6/7/2013[b,f]	199,947
	Federal Home Loan Mortgage Corporation Discount Notes
2,300,000	0.118%, 6/10/2013[b,f]	2,299,448
100,000	0.095%, 6/17/2013[b,f]	99,979
	Federal National Mortgage Association Discount Notes
2,500,000	0.090%, 6/7/2013[b,f]	2,499,563

Shares or Principal Amount	Short-Term Investments (4.6%)	Value
24,502,489	Thrivent Cash Management Trust	$24,502,489

	Total Short-Term Investments (at amortized cost)	29,601,426

	Total Investments (cost $611,514,915) 100.3%	$651,797,578

	Other Assets and Liabilities, Net (0.3%)	(2,000,998)

	Total Net Assets 100.0%	$649,796,580

a	Non-income producing security.
b	At March 28, 2013, $17,108,152 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $512,671 or 0.1% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$71,604,364
Gross unrealized depreciation	(31,321,701)

Net unrealized appreciation (depreciation)	$40,282,663

Cost for federal income tax purposes	$611,514,915

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	328,040,499	328,040,499	–	–
Fixed Income Mutual Funds	15,132,011	15,132,011	–	–
Common Stock
Consumer Discretionary	40,305,985	40,305,985	–	–
Consumer Staples	16,903,787	15,289,833	1,613,954	–
Energy	32,075,596	30,996,381	1,079,215	–
Financials	40,813,705	40,813,705	–	–
Health Care	29,578,384	29,578,384	–	–
Industrials	35,731,441	35,731,441	–	–
Information Technology	53,820,326	53,820,326	–	–
Materials	9,444,422	9,444,422	–	–
Telecommunications Services	2,453,114	2,453,114	–	–
Utilities	5,449,819	5,449,819	–	–
Long-Term Fixed Income
Asset-Backed Securities	475,530	–	475,530	–
Collateralized Mortgage Obligations	416,586	–	416,586	–
Commercial Mortgage-Backed Securities	484,671	–	484,671	–
Financials	427,958	–	427,958	–
Mortgage-Backed Securities	3,232,938	–	3,232,938	–
U.S. Government and Agencies	7,409,380	–	7,409,380	–
Short-Term Investments	29,601,426	24,502,489	5,098,937	–

Total	$651,797,578	$631,558,409	$20,239,169	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,036,442	1,036,442	–	–

Total Asset Derivatives	$1,036,442	$1,036,442	$–	$–

Liability Derivatives
Futures Contracts	7,965,677	6,473,632	1,492,045	–

Total Liability Derivatives	$7,965,677	$6,473,632	$1,492,045	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	June 2013	($3,306,048)	($3,306,797)	($749)
5-Yr. U.S.Treasury Bond Futures	(80)	June 2013	(9,914,131)	(9,924,375)	(10,244)
10-Yr. U.S. Treasury Bond Futures	(35)	June 2013	(4,608,682)	(4,619,453)	(10,771)
30-Yr. U.S. Treasury Bond Futures	35	June 2013	5,061,982	5,056,407	(5,575)
Eurex EURO STOXX 50 Futures	1,159	June 2013	39,436,028	37,943,983	(1,492,045)
Mini MSCI EAFE Index Futures	10	June 2013	832,536	829,600	(2,936)
Russell 2000 Index Mini-Futures	(783)	June 2013	(71,484,729)	(74,298,870)	(2,814,141)
S&P 400 Index Futures	(698)	June 2013	(76,710,584)	(80,339,800)	(3,629,216)
S&P 500 Index Futures	336	June 2013	130,230,358	131,266,800	1,036,442
Total Futures Contracts					($6,929,235)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Partner Small Cap Growth	$48,539,108	$–	$–	3,498,692	$54,236,378	$–
Partner Small Cap Value	14,249,724	–	–	672,963	16,095,729	–
Small Cap Stock	22,415,543	–	–	1,708,411	25,090,231	–
Partner Mid Cap Value	23,104,644	–	3,000,000	1,389,656	22,981,986	–
Mid Cap Stock	32,744,181	–	–	2,502,383	36,819,562	–
Partner Worldwide Allocation	97,000,260	–	–	11,254,889	99,626,026	–
Large Cap Value	32,787,456	–	–	2,732,516	36,309,942	–
Large Cap Stock	28,504,425	–	–	3,091,854	31,093,234	–
Equity Income Plus	5,294,883	–	–	539,342	5,787,411	–
High Yield	9,008,058	134,357	174,658	1,775,933	9,046,782	134,326
Income	6,052,390	51,886	–	566,632	6,085,229	51,996
Cash Management Trust- Short Term Investment	29,687,438	27,650,836	32,835,785	24,502,489	24,502,489	6,365
Total Value and Income Earned	349,388,110				367,674,999	192,687

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (2.2%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,037,774	5.750%, 5/16/2018	$1,054,773
	FMG Resources August 2006 Pty., Ltd., Term Loan
1,044,750	5.250%, 10/18/2017	1,056,597
	Ineos US Finance, LLC, Term Loan
1,399,112	6.500%, 5/4/2018	1,421,092

	Total	3,532,462

Capital Goods (0.1%)
	ADS Waste Holdings, Term Loan
1,117,200	4.250%, 10/5/2019	1,128,607
	Berry Plastics Group, Inc., Term Loan
1,835,000	3.500%, 2/4/2020	1,829,990
	MRC Global, Inc., Term Loan
796,000	6.250%, 10/24/2019	804,955
	Silver II Borrower, Term Loan
488,775	4.000%, 12/5/2019	492,348

	Total	4,255,900

Communications Services (0.8%)
	Atlantic Broadband Penn, LLC, Term Loan
636,800	4.500%, 9/10/2019	645,078
	Charter Communications Operating, LLC, Term Loan
732,600	4.000%, 5/15/2019	738,358
	Clear Channel Communications, Inc., Term Loan
1,410,000	3.854%, 1/29/2016	1,248,907
	Cricket Communications, Inc., Term Loan
159,600	4.750%, 10/10/2019	160,299
1,040,000	3.500%, 3/1/2020[b,c]	1,045,460
	Cumulus Media Holding Inc., Term Loan
1,004,950	4.500%, 9/17/2018	1,017,301
	Fairpoint Communications, Term Loan
1,225,000	7.500%, 2/14/2019	1,191,656
	Integra Telecom Holdings, Inc., Term Loan
370,000	6.000%, 2/18/2020	374,684
250,000	9.750%, 2/18/2020[b,c]	256,355
	Intelsat Jackson Holdings SA, Term Loan
1,142,015	4.500%, 4/2/2018	1,157,432
	Level 3 Financing, Inc., Term Loan
1,555,000	4.750%, 8/1/2019	1,572,167
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
794,000	6.000%, 6/9/2017	801,448
	MCC Georgia, LLC, Term Loan
636,800	4.000%, 1/20/2020	640,780
	McGraw-Hill Global Education Holdings, LLC, Term Loan
985,000	0.000%, 3/18/2019[b,c]	949,914
	NEP Broadcasting, LLC, Term Loan
1,835,700	4.439%, 1/18/2020 [b,c]	1,854,057

Principal Amount	Bank Loans (2.2%)[a]	Value
Communications Services (0.8%) - continued
$107,143	1.520%, 8/18/2020[b,c]	$111,429
	RCN Corporation, Term Loan
980,000	5.250%, 2/13/2020	993,475
	SBA Senior Finance II, LLC, Term Loan
478,800	3.750%, 9/28/2019	484,488
	Syniverse Holdings, Inc., Term Loan
980,000	0.000%, 4/20/2019[b,c]	982,038
	TNS, Inc., Term Loan
765,000	5.000%, 2/14/2020	763,088
	Toys R Us, Inc., Term Loan
1,299,484	5.250%, 5/25/2018	1,236,680
	Univision Communications, Inc., Term Loan
511,651	4.750%, 9/29/2014	512,229
945,000	4.750%, 3/31/2017	949,016
245,000	4.750%, 2/22/2020	246,164
	Van Wagner Communications, Inc., Term Loan
885,000	8.250%, 8/3/2018	896,063
	Virgin Media Investment Holdings, Ltd., Term Loan
1,505,000	0.000%, 2/15/2020[b,c]	1,497,761
	WideOpenWest Finance, LLC, Term Loan
1,194,000	6.250%, 7/17/2018	1,205,749
1,630,000	0.000%, 3/19/2019[b,c]	1,643,920
	Zayo Group, LLC, Term Loan
1,230,000	0.000%, 7/2/2019[b,c]	1,241,599

	Total	26,417,595

Consumer Cyclical (0.2%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
944,737	5.500%, 2/23/2017	956,395
	Chrysler Group, LLC, Term Loan
915,680	6.000%, 5/24/2017	931,705
	MGM Resorts International, Term Loan
778,050	4.250%, 12/13/2019	790,110
	Rock Ohio Caesars, LLC, 18 Month Delayed Draw, Term Loan
146,667	2.250%, 8/19/2017[b,c]	150,700
	Rock Ohio Caesars, LLC, Term Loan
1,125,333	8.500%, 8/19/2017	1,156,280
	Seven Seas Cruises S de RL, LLC, Term Loan
1,422,000	4.750%, 12/21/2018	1,437,997

	Total	5,423,187

Consumer Non-Cyclical (0.5%)
	Albertsons, LLC, Term Loan
1,090,000	2.500%, 2/26/2016[b,c]	1,107,713
	Bausch & Lomb, Inc., Term Loan
794,000	5.250%, 5/17/2019	801,225
	Biomet, Inc., Term Loan
1,014,900	4.033%, 7/25/2017	1,025,891

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (2.2%)[a]	Value
Consumer Non-Cyclical (0.5%) - continued
	Ceridian Corporation, Term Loan
$957,899	5.953%, 5/9/2017	$974,317
	CHS/Community Health Systems, Inc., Term Loan
800,000	3.787%, 1/25/2017	807,728
	Del Monte Corporation, Term Loan
155,000	3.000%, 3/8/2018[b,c]	156,283
	DJO Finance, LLC, Term Loan
794,001	4.750%, 9/15/2017	805,577
245,000	0.000%, 9/29/2017[b,c]	248,572
	Grifols, Inc., Term Loan
792,185	4.250%, 6/1/2017	799,203
	HJ Heinz Company, Term Loan
430,000	0.000%, 3/27/2020[b,c]	433,642
	Hologic, Inc., Term Loan
955,200	4.500%, 8/1/2019	967,140
	JBS USA, LLC, Term Loan
920,000	3.750%, 5/25/2018	920,000
	Moneygram International, Inc., Term Loan
980,000	0.000%, 3/27/2020[b,c]	987,967
	Offshore Group Investment, Ltd., Term Loan
390,000	0.000%, 3/22/2019[b,c]	391,463
	Reynolds Group Holdings, Inc., Term Loan
159,200	4.750%, 9/28/2018[b,c]	161,405
	Rite Aid Corporation, Term Loan
185,000	4.000%, 2/7/2020	187,004
365,000	5.750%, 7/7/2020	377,775
	ROC Finance, LLC, Term Loan
1,355,000	0.000%, 3/27/2019[b,c]	1,360,935
	Roundy’s Supermarkets, Inc., Term Loan
1,396,457	1.717%, 2/26/2020	1,389,978
	SuperValu, Inc., Term Loan
1,130,000	4.493%, 1/10/2019[b,c]	1,148,487
	Tronox, Inc., Term Loan
370,000	0.000%, 2/26/2020[b,c]	374,932
	US Coatings Acquisition, Inc., Term Loan
860,000	4.750%, 1/18/2020	871,111
	Visant Corporation, Term Loan
1,199,246	5.250%, 12/22/2016	1,162,201
	Warner Chilcott Company, LLC, Term Loan
38,242	4.250%, 3/15/2018	38,824
107,922	4.250%, 3/15/2018	109,564
46,979	4.250%, 3/15/2018	47,694
	WC Luxco Sarl, Term Loan
85,261	4.250%, 3/15/2018	86,558

	Total	17,743,189

Energy (0.1%)
	American Petroleum Tankers Parent, LLC, Term Loan
305,000	0.000%, 9/28/2019[b,c]	305,000
	Chesapeake Energy Corporation, Term Loan
2,325,000	5.750%, 12/2/2017	2,394,471

Principal Amount	Bank Loans (2.2%)[a]	Value
Energy (0.1%) - continued
	NTELOS, Inc., Term Loan
$368,150	5.750%, 11/9/2019	$359,314
	Plains Exploration & Production Company, Term Loan
305,000	4.000%, 10/15/2019	305,305

	Total	3,364,090

Financials (<0.1%)
	WaveDivision Holdings, LLC, Term Loan
1,485,000	2.707%, 8/31/2019[b,c]	1,500,786

	Total	1,500,786

Technology (0.2%)
	First Data Corporation Extended, Term Loan
1,540,000	4.204%, 3/26/2018	1,533,270
	First Data Corporation, Term Loan
640,000	5.205%, 9/24/2018	644,179
	Freescale Semiconductor, Inc., Term Loan
1,365,909	6.000%, 2/28/2019	1,368,901
	Infor US, Inc., Term Loan
893,659	5.250%, 4/5/2018	907,287
	SunGard Data Systems, Inc., Term Loan
1,195,000	1.732%, 12/4/2019	1,208,946

	Total	5,662,583

Transportation (0.1%)
	Delta Air Lines, Inc., Term Loan
1,283,807	4.250%, 4/20/2017	1,300,175
	United Air Lines, Inc., Term Loan
615,000	0.000%, 3/22/2019	620,640

	Total	1,920,815

Utilities (0.1%)
	Calpine Corporation, Term Loan
185,000	4.500%, 4/1/2018[b,c]	187,159
1,276,800	4.500%, 10/9/2019	1,292,760
	NGPL PipeCo, LLC, Term Loan
1,152,321	6.750%, 9/15/2017	1,167,209

	Total	2,647,128

	Total Bank Loans (cost $71,663,275)	72,467,735

Shares	Mutual Funds (52.9%)	Value
Equity Mutual Funds (43.4%)
5,056,075	Thrivent Partner Small Cap Growth Portfolio[d]	78,378,764
3,306,605	Thrivent Partner Small Cap Value Portfolio	79,086,385
4,528,335	Thrivent Small Cap Stock Portfolio[d]	66,504,486
6,211,851	Thrivent Partner Mid Cap Value Portfolio	102,730,967
14,108,172	Thrivent Mid Cap Stock Portfolio	207,584,816
46,787,231	Thrivent Partner Worldwide Allocation Portfolio	414,151,212
18,770,587	Thrivent Large Cap Value Portfolio	249,425,436

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Mutual Funds (52.9%)	Value
Equity Mutual Funds (43.4%) - continued
21,892,974	Thrivent Large Cap Stock Portfolio	$220,166,690
2,259,027	Thrivent Equity Income Plus Portfolio	24,240,489

	Total	1,442,269,245

Fixed Income Mutual Funds (9.5%)
23,740,353	Thrivent High Yield Portfolio	120,935,732
13,959,662	Thrivent Income Portfolio	149,916,996
4,693,606	Thrivent Limited Maturity Bond Portfolio	46,610,798

	Total	317,463,526

	Total Mutual Funds (cost $1,669,399,643)	1,759,732,771

Shares	Common Stock (25.0%)	Value
Consumer Discretionary (3.8%)
15,971	Abercrombie & Fitch Company	737,860
33,792	Amazon.com, Inc.[d]	9,005,230
30,600	ANN, Inc.[d]	888,012
16,587	Arctic Cat, Inc.[d]	724,852
17,850	AutoZone, Inc.[d]	7,082,345
35,700	Barnes & Noble, Inc.[d,e]	587,265
14,350	CBS Corporation	670,002
16,100	Charter Communications, Inc.[d]	1,677,298
63,900	Cheesecake Factory, Inc.	2,467,179
60,300	Chico’s FAS, Inc.	1,013,040
361,736	Comcast Corporation	15,196,529
12,900	Conn’s, Inc.[d,e]	463,110
6,574	Darden Restaurants, Inc.	339,744
29,769	Delphi Automotive plc	1,321,744
19,000	Dillard’s, Inc.	1,492,450
29,662	Discovery Communications, Inc.[d]	2,335,586
22,500	DISH Network Corporation	852,750
59,276	Dollar Tree, Inc.[d]	2,870,737
19,100	Expedia, Inc.	1,146,191
33,900	Fifth & Pacific Companies, Inc.[d]	640,032
79,288	Foot Locker, Inc.	2,714,821
64,100	Gap, Inc.	2,269,140
79,530	GNC Holdings, Inc.	3,123,938
19,900	Hanesbrands, Inc.[d]	906,644
6,960	Harley-Davidson, Inc.	370,968
106,600	Home Depot, Inc.	7,438,548
140,500	Hovnanian Enterprises, Inc.[d,e]	810,685
8,670	iShares Dow Jones US Home Construction Index Fund	207,126
24,749	L Brands, Inc.	1,105,290
209,877	Las Vegas Sands Corporation	11,826,569
62,760	Lowe’s Companies, Inc.	2,379,859
39,400	Macy’s, Inc.	1,648,496
17,300	Marriott International, Inc.	730,579
12,700	Marriott Vacations Worldwide Corporation[d]	544,957
54,000	Meredith Corporation[e]	2,066,040
9,900	Netflix, Inc.[d,e]	1,875,159
50,650	News Corporation	1,557,994
180,600	NIKE, Inc.	10,657,206
15,300	Omnicom Group, Inc.	901,170
6,313	O’Reilly Automotive, Inc.[d]	647,398
26,200	Papa John’s International, Inc.[d]	1,619,684
14,100	Penn National Gaming, Inc.[d]	767,463
12,080	PetSmart, Inc.	750,168

Shares	Common Stock (25.0%)	Value
Consumer Discretionary (3.8%) - continued
115,388	Pier 1 Imports, Inc.	$2,653,924
9,500	Pool Corporation	456,000
37,300	Pulte Group, Inc.[d]	754,952
174,300	Sally Beauty Holdings, Inc.[d]	5,120,934
113,600	Smith & Wesson Holding Corporation[d,e]	1,022,400
87,100	Standard Pacific Corporation[d,e]	752,544
22,900	Tempur-Pedic International, Inc.[d]	1,136,527
14,480	Time Warner Cable, Inc.	1,390,949
27,000	TJX Companies, Inc.	1,262,250
58,200	Toll Brothers, Inc.[d]	1,992,768
12,580	Tractor Supply Company	1,309,955
16,800	Valassis Communications, Inc.[e]	501,816
1,438	VF Corporation	241,225
7,600	Wynn Resorts, Ltd.	951,216

	Total	127,979,318

Consumer Staples (1.8%)
80,400	Altria Group, Inc.	2,764,956
37,476	Annie’s, Inc.[d,e]	1,433,832
50,000	Archer-Daniels-Midland Company	1,686,500
56,063	British American Tobacco plc ADR	6,001,544
22,900	Bunge, Ltd.	1,690,707
35,500	Campbell Soup Company[e]	1,610,280
25,239	Clorox Company	2,234,409
21,000	Colgate-Palmolive Company	2,478,630
49,200	Constellation Brands, Inc.[d]	2,343,888
83,100	CVS Caremark Corporation	4,569,669
113,300	Dean Foods Company[d]	2,054,129
3,080	Diageo plc ADR	387,587
12,800	Hain Celestial Group, Inc.[d,e]	781,824
74,051	Ingredion, Inc.	5,355,368
9,170	Kimberly-Clark Corporation	898,477
13,380	Kraft Foods Group, Inc.	689,471
40,160	Mondelez International, Inc.	1,229,298
95,100	Nestle SA	6,882,826
10,316	Philip Morris International, Inc.	956,396
88,600	Procter & Gamble Company	6,827,516
24,800	Safeway, Inc.[e]	653,480
8,400	Spectrum Brands Holdings, Inc.	475,356
13,687	TreeHouse Foods, Inc.[d]	891,708
20,830	Unilever NV ADR	854,030
16,600	USANA Health Sciences, Inc.[d,e]	802,278
16,300	Wal-Mart Stores, Inc.	1,219,729
10,248	Whole Foods Market, Inc.	889,014

	Total	58,662,902

Energy (3.1%)
290,943	Alpha Natural Resources, Inc.[d]	2,388,642
92,385	BP plc ADR	3,912,505
11,300	Cabot Oil & Gas Corporation	763,993
24,000	Cameron International Corporation[d]	1,564,800
15,200	Carrizo Oil & Gas, Inc.[d]	391,704
34,580	Chevron Corporation	4,108,796
29,360	Concho Resources, Inc.[d]	2,860,545
176,700	Consol Energy, Inc.	5,945,955
14,300	CVR Energy, Inc.	738,166
24,000	Delek US Holdings, Inc.	947,040
22,900	Dril-Quip, Inc.[d]	1,996,193
11,500	Ensco plc	690,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (25.0%)	Value
Energy (3.1%) - continued
45,536	EOG Resources, Inc.	$5,831,795
44,620	EQT Corporation	3,023,005
78,900	Exxon Mobil Corporation	7,109,679
24,600	Helmerich & Payne, Inc.	1,493,220
38,300	HollyFrontier Corporation	1,970,535
360,198	Marathon Oil Corporation	12,145,877
27,700	Marathon Petroleum Corporation	2,481,920
19,000	National Oilwell Varco, Inc.	1,344,250
74,100	Oasis Petroleum, Inc.[d]	2,820,987
16,000	Occidental Petroleum Corporation	1,253,920
22,300	Oil States International, Inc.[d]	1,819,011
126,100	Patterson-UTI Energy, Inc.	3,006,224
76,309	Peabody Energy Corporation	1,613,935
55,500	Petroleo Brasileiro SA ADR	919,635
165,161	Petroleum Geo-Services ASA	2,561,900
7,100	Range Resources Corporation	575,384
64,300	SandRidge Energy, Inc.[d,e]	338,861
134,820	Schlumberger, Ltd.	10,096,670
34,800	SM Energy Company	2,060,856
42,400	Southwestern Energy Company[d]	1,579,824
11,000	Tesoro Corporation	644,050
45,700	Ultra Petroleum Corporation[d,e]	918,570
29,000	Valero Energy Corporation	1,319,210
847,407	Weatherford International, Ltd.[d]	10,287,521
14,300	Western Refining, Inc.[e]	506,363

	Total	104,031,541

Financials (3.7%)
15,050	ACE, Ltd.	1,338,998
30,538	Affiliated Managers Group, Inc.[d]	4,689,721
10,200	Allied World Assurance Company Holdings AG	945,744
18,240	Allstate Corporation	895,037
19,100	American Assets Trust, Inc.	611,391
11,900	American Campus Communities, Inc.	539,546
10,000	Ameriprise Financial, Inc.	736,500
133,600	Annaly Capital Management, Inc.	2,122,904
13,900	Aspen Insurance Holdings, Ltd.	536,262
17,900	Axis Capital Holdings, Ltd.	744,998
246,040	Bank of America Corporation	2,996,767
14,900	Banner Corporation	474,267
27,900	BioMed Realty Trust, Inc.	602,640
14,392	Boston Properties, Inc.	1,454,456
68,300	CapitalSource, Inc.	657,046
44,100	CBL & Associates Properties, Inc.	1,040,760
160,917	Citigroup, Inc.	7,118,968
11,129	CME Group, Inc.	683,209
14,900	Comerica, Inc.	535,655
79,700	DCT Industrial Trust, Inc.	589,780
35,059	Discover Financial Services	1,572,046
22,600	Douglas Emmett, Inc.	563,418
7,500	Equity Lifestyle Properties, Inc.	576,000
25,488	Equity Residential	1,403,369
15,500	Extra Space Storage, Inc.	608,685
133,600	Fifth Third Bancorp	2,179,016
27,300	First Republic Bank	1,054,326
57,272	HCC Insurance Holdings, Inc.	2,407,142
16,000	Highwoods Properties, Inc.	633,120
25,400	Home Loan Servicing Solutions, Ltd.	592,582

Shares	Common Stock (25.0%)	Value
Financials (3.7%) - continued
63,095	Host Hotels & Resorts, Inc.	$1,103,532
145,300	Huntington Bancshares, Inc.	1,073,767
46,410	Invesco, Ltd.	1,344,034
42,000	iShares Barclays 1-3 Year Credit Bond Fund	4,432,680
68,800	iShares Russell 2000 Index Fund	6,485,088
117,160	J.P. Morgan Chase & Company	5,560,414
79,076	Kimco Realty Corporation	1,771,302
25,150	Lazard, Ltd.	858,369
8,000	M&T Bank Corporation	825,280
57,840	MetLife, Inc.	2,199,077
18,400	Montpelier Re Holdings, Inc.	479,320
63,150	Morgan Stanley	1,388,037
33,600	NASDAQ OMX Group, Inc.	1,085,280
18,500	Northern Trust Corporation	1,009,360
51,800	Ocwen Financial Corporation[d]	1,964,256
22,200	Pebblebrook Hotel Trust	572,538
29,300	PHH Corporation[d,e]	643,428
39,000	Piedmont Office Realty Trust, Inc.	764,010
152,726	Popular, Inc.[d]	4,216,765
4,000	Portfolio Recovery Associates, Inc.[d]	507,680
27,200	PrivateBancorp, Inc.	514,352
9,600	ProAssurance Corporation	454,368
19,900	Protective Life Corporation	712,420
10,553	Public Storage, Inc.	1,607,433
79,100	Radian Group, Inc.[e]	847,161
10,792	Simon Property Group, Inc.	1,711,179
48,500	SLM Corporation	993,280
16,300	SPDR Gold Trust[d,e]	2,517,535
99,100	SPDR S&P 500 ETF Trust	15,514,105
20,780	State Street Corporation	1,227,890
47,310	SVB Financial Group[d]	3,356,171
11,000	T. Rowe Price Group, Inc.	823,570
6,701	Taubman Centers, Inc.	520,400
24,699	Tower Group International, Ltd.[e]	455,697
5,000	Vanguard Intermediate-Term Corporate Bond ETF	436,850
17,715	Vornado Realty Trust	1,481,683
21,396	W.R. Berkley Corporation	949,340
198,274	Wells Fargo & Company	7,334,155
147,431	Zions Bancorporation	3,684,301

	Total	124,330,460

Health Care (3.0%)
10,600	Abbott Laboratories	374,392
5,444	Actavis, Inc.[d]	501,447
48,300	Align Technology, Inc.[d]	1,618,533
31,974	AmerisourceBergen Corporation	1,645,062
27,800	Amgen, Inc.	2,849,778
225,600	Arena Pharmaceuticals, Inc.[d,e]	1,852,176
15,230	Baxter International, Inc.	1,106,307
9,300	Biogen Idec, Inc.[d]	1,794,063
16,900	BioMarin Pharmaceutical, Inc.[d]	1,052,194
7,387	C.R. Bard, Inc.	744,462
13,224	Catamaran Corporation[d]	701,269
23,900	Celgene Corporation[d]	2,770,249
13,300	Charles River Laboratories International, Inc.[d]	588,791
9,062	CIGNA Corporation	565,197
35,800	Community Health Systems, Inc.	1,696,562
140,870	Covidien plc	9,556,621
14,980	Eli Lilly and Company	850,714

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (25.0%)	Value
Health Care (3.0%) - continued
184,500	Express Scripts Holding Company[d]	$10,636,425
341,300	Gilead Sciences, Inc.[d]	16,699,809
19,253	HeartWare International, Inc.[d,e]	1,702,543
91,700	Hologic, Inc.[d]	2,072,420
14,700	Illumina, Inc.[d,e]	793,800
8,200	Infinity Pharmaceuticals, Inc.[d]	397,454
23,000	Medicines Company[d]	768,660
109,240	Merck & Company, Inc.	4,831,685
5,550	Mettler-Toledo International, Inc.[d]	1,183,371
25,700	Myriad Genetics, Inc.[d]	652,780
8,089	Onyx Pharmaceuticals, Inc.[d]	718,788
13,200	PAREXEL International Corporation[d]	521,532
63,816	PDL BioPharma, Inc.[e]	466,495
11,000	Perrigo Company	1,306,030
5,723	Pharmacyclics, Inc.[d]	460,186
47,500	Questcor Pharmaceuticals, Inc.[e]	1,545,650
50,400	ResMed, Inc.[e]	2,336,544
49,100	Sanofi ADR	2,508,028
38,000	Santarus, Inc.[d]	658,540
12,600	Seattle Genetics, Inc.[d,e]	447,426
90,200	Shire Pharmaceuticals Group plc ADR	8,240,672
34,400	Spectrum Pharmaceuticals, Inc.[e]	256,624
51,500	Thoratec Corporation[d]	1,931,250
22,100	United Therapeutics Corporation[d]	1,345,227
56,836	UnitedHealth Group, Inc.	3,251,588
13,500	Vertex Pharmaceuticals, Inc.[d]	742,230
8,200	Waters Corporation[d]	770,062
13,823	Zimmer Holdings, Inc.	1,039,766

	Total	98,553,402

Industrials (2.9%)
67,200	Actuant Corporation	2,057,664
31,100	Acuity Brands, Inc.	2,156,785
65,950	ADT Corporation	3,227,593
34,719	AMETEK, Inc.	1,505,416
14,739	B/E Aerospace, Inc.[d]	888,614
27,384	CSX Corporation	674,468
139,600	Delta Air Lines, Inc.[d]	2,304,796
15,500	Deluxe Corporation	641,700
20,700	DigitalGlobe, Inc.[d]	598,437
66,614	EMCOR Group, Inc.	2,823,767
12,500	EnerSys, Inc.[d]	569,750
23,200	Expeditors International of Washington, Inc.	828,472
11,840	FedEx Corporation	1,162,688
13,636	Flowserve Corporation	2,286,894
21,200	Fortune Brands Home and Security, Inc.[d]	793,516
33,300	Foster Wheeler AGd	760,905
54,700	GATX Corporation	2,842,759
34,860	General Electric Company	805,963
9,231	Graco, Inc.	535,675
67,500	HNI Corporation	2,395,575
141,922	Honeywell International, Inc.	10,693,823
30,800	Ingersoll-Rand plc	1,694,308
181,640	Jacobs Engineering Group, Inc.[d]	10,215,434
20,906	JB Hunt Transport Services, Inc.	1,557,079
86,100	JetBlue Airways Corporation[d,e]	594,090
16,756	Kansas City Southern	1,858,240

Shares	Common Stock (25.0%)	Value
Industrials (2.9%) - continued
7,200	L-3 Communications Holdings, Inc.	$582,624
36,600	Landstar System, Inc.	2,089,494
10,800	Lockheed Martin Corporation	1,042,416
38,893	Manitowoc Company, Inc.	799,640
59,000	Manpower, Inc.	3,346,480
17,800	McDermott International, Inc.[d]	195,622
32,566	Oshkosh Corporation[d]	1,383,729
9,907	Parker Hannifin Corporation	907,283
28,605	Pentair, Ltd.	1,508,914
34,600	Quanta Services, Inc.[d]	988,868
10,600	Robert Half International, Inc.	397,818
10,632	Roper Industries, Inc.	1,353,560
66,600	Southwest Airlines Company	897,768
13,253	Stericycle, Inc.[d]	1,407,204
61,900	Union Pacific Corporation	8,815,179
9,400	United Rentals, Inc.[d]	516,718
104,077	United Technologies Corporation	9,723,914
13,100	USG Corporation[d,e]	346,364
50,100	Woodward, Inc.	1,991,976

	Total	94,769,982

Information Technology (5.3%)
12,449	3D Systems Corporation[d,e]	401,356
146,600	Activision Blizzard, Inc.	2,135,962
27,905	Agilent Technologies, Inc.	1,171,173
13,500	Alliance Data Systems Corporation[d]	2,185,515
20,364	ANSYS, Inc.[d]	1,658,037
57,300	AOL, Inc.[d]	2,205,477
52,378	Apple, Inc.[f]	23,184,074
80,552	Applied Materials, Inc.	1,085,841
406,673	Atmel Corporation[d]	2,830,444
49,108	Autodesk, Inc.[d]	2,025,214
10,100	BMC Software, Inc.[d]	467,933
268,300	Brocade Communications Systems, Inc.[d]	1,548,091
52,100	Cavium, Inc.[d]	2,022,001
29,900	Ciena Corporation[d]	478,699
23,300	Cirrus Logic, Inc.[d,e]	530,075
165,390	Cisco Systems, Inc.	3,458,305
125,300	Citrix Systems, Inc.[d]	9,041,648
96,047	CoreLogic, Inc.[d]	2,483,775
138,225	eBay, Inc.[d]	7,494,560
15,000	EMC Corporation[d]	358,350
85,000	ExactTarget, Inc.[d]	1,977,950
15,084	F5 Networks, Inc.[d]	1,343,683
21,273	Google, Inc.[d]	16,891,400
56,600	Informatica Corporation[d]	1,951,002
10,800	InterDigital, Inc.[e]	516,564
25,408	Itron, Inc.[d]	1,178,931
12,700	j2 Global, Inc.[e]	497,967
65,527	Juniper Networks, Inc.[d]	1,214,871
22,293	Lam Research Corporation[d]	924,268
2,200	LinkedIn Corporation[d]	387,332
10,040	MasterCard, Inc.	5,432,945
150,400	MEMC Electronic Materials, Inc.[d]	661,760
7,276	Mercadolibre, Inc.[e]	702,571
26,325	Microchip Technology, Inc.	967,707
91,889	Microsoft Corporation	2,628,944
187,239	NetApp, Inc.[d]	6,396,084
19,100	NetScout Systems, Inc.[d]	469,287
7,651	Nice Systems, Ltd. ADR[d]	281,786
39,591	Nuance Communications, Inc.[d,e]	798,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (25.0%)	Value
Information Technology (5.3%) - continued
194,069	NVIDIA Corporation	$2,487,965
45,700	NXP Semiconductors NVd	1,382,882
144,539	Oracle Corporation	4,674,391
48,104	Plantronics, Inc.	2,125,716
164,811	QUALCOMM, Inc.	11,034,096
8,127	Red Hat, Inc.[d]	410,901
5,000	Stratasys, Ltd.[d,e]	371,100
96,740	Symantec Corporation[d]	2,387,543
20,800	Synopsys, Inc.[d]	746,304
5,539	Teradata Corporation[d]	324,087
178,095	Teradyne, Inc.[d]	2,888,701
181,700	Texas Instruments, Inc.	6,446,716
122,437	TriQuint Semiconductor, Inc.[d]	618,307
20,640	VeriFone Systems, Inc.[d]	426,835
47,600	Visa, Inc.	8,084,384
178,700	Vishay Intertechnology, Inc.[d,e]	2,432,107
94,400	VMware, Inc.[d]	7,446,272
45,700	Western Digital Corporation	2,297,796
75	Workday, Inc.[d]	4,622
78,230	Xilinx, Inc.	2,986,039
146,100	Yahoo!, Inc.[d]	3,437,733

	Total	175,005,025

Materials (0.7%)
2,200	Agrium, Inc.	214,500
10,900	Airgas, Inc.	1,080,844
11,400	Albemarle Corporation	712,728
23,300	Axiall Corporation	1,448,328
32,100	Buckeye Technologies, Inc.	961,395
29,637	Celanese Corporation	1,305,510
7,600	CF Industries Holdings, Inc.	1,446,812
23,000	Cliffs Natural Resources, Inc.[e]	437,230
23,380	Dow Chemical Company	744,419
21,700	Eagle Materials, Inc.	1,445,871
10,666	FMC Corporation	608,282
33,400	H.B. Fuller Company	1,305,272
79,700	Huntsman Corporation	1,481,623
20,800	Mosaic Company	1,239,888
12,533	Newmont Mining Corporation	525,007
17,400	Nucor Corporation	803,010
16,962	Silgan Holdings, Inc.	801,455
13,302	Silver Wheaton Corporation	417,018
50,353	Southern Copper Corporation	1,891,762
61,020	Steel Dynamics, Inc.	968,387
62,200	SunCoke Energy, Inc.[d]	1,015,726
110,500	Teck Resources, Ltd.	3,111,680
21,200	Walter Energy, Inc.[e]	604,200

	Total	24,570,947

Telecommunications Services (0.2%)
98,000	AT&T, Inc.	3,595,620
82,600	Frontier Communications Corporation[e]	328,748
4,816	SBA Communications Corporation[d]	346,848
46,883	TW Telecom, Inc.[d]	1,180,983
36,379	Verizon Communications, Inc.	1,788,028

	Total	7,240,227

Utilities (0.5%)
30,100	Calpine Corporation[d]	620,060
32,400	CMS Energy Corporation	905,256
54,510	NiSource, Inc.	1,599,324

Shares	Common Stock (25.0%)	Value
Utilities (0.5%) - continued
63,300	NRG Energy, Inc.	$1,676,817
86,569	NV Energy, Inc.	1,733,977
50,740	PG&E Corporation	2,259,452
81,600	PNM Resources, Inc.	1,900,464
23,000	Public Service Enterprise Group, Inc.	789,820
36,900	Southern Company	1,731,348
38,818	Southwest Gas Corporation	1,842,302
26,700	Wisconsin Energy Corporation	1,145,163

	Total	16,203,983

	Total Common Stock (cost $716,323,637)	831,347,787

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Asset-Backed Securities (0.4%)
	Access Group, Inc.
650,000	0.703%, 2/25/2036[g,h]	647,656
	Countrywide Asset-Backed Certificates
1,250,000	5.530%, 4/25/2047	1,185,940
	Edlinc Student Loan Funding Trust
553,768	3.250%, 10/1/2025[h,i]	558,959
	GE Equipment Transportation, LLC
650,000	0.690%, 11/25/2016	649,664
	Golden Credit Card Trust
540,000	0.452%, 2/15/2018[g,h]	540,000
	Master Credit Card Trust
529,100	0.780%, 4/21/2017[g]	529,704
	Morgan Stanley Capital, Inc.
1,123,697	0.355%, 2/25/2037[h]	614,031
	Nissan Master Owner Trust Receivables
900,000	0.503%, 2/15/2018[h]	900,000
	Renaissance Home Equity Loan Trust
1,748,377	5.746%, 5/25/2036	1,287,167
2,800,000	6.011%, 5/25/2036	2,048,435
1,286,154	5.580%, 11/25/2036	755,110
	Santander Drive Auto Receivables Trust
650,000	0.700%, 9/15/2017	649,672
	SLM Student Loan Trust
450,000	0.803%, 8/15/2022[g,h]	449,998
450,000	1.253%, 5/17/2027[g,h]	449,998
	Volvo Financial Equipment, LLC
650,000	0.740%, 3/15/2017[g]	649,908
	World Omni Master Owner Trust
540,000	0.602%, 2/15/2018[g,h]	540,002

	Total	12,456,244

Basic Materials (<0.1%)
	ArcelorMittal
110,000	5.375%, 6/1/2013	110,693
	Freeport-McMoRan Copper & Gold, Inc.
344,000	2.375%, 3/15/2018[g]	345,437
	International Paper Company
117,000	5.300%, 4/1/2015	126,460
	Rio Tinto Finance USA plc
110,000	3.500%, 3/22/2022	113,169

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Basic Materials (<0.1%) - continued
	Xstrata Finance Canada, Ltd.
$116,000	1.800%, 10/23/2015[g]	$117,318

	Total	813,077

Capital Goods (<0.1%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[g]	105,587
	Caterpillar Financial Services Corporation
390,000	0.527%, 2/28/2016[h]	390,341
	Eaton Corporation
58,000	1.500%, 11/2/2017[g]	58,166
87,000	4.000%, 11/2/2032[g]	86,881
	John Deere Capital Corporation
390,000	0.404%, 1/12/2015[h]	390,067
	Textron, Inc.
150,000	5.600%, 12/1/2017	169,171
	United Technologies Corporation
165,000	6.125%, 7/15/2038	214,788

	Total	1,415,001

Collateralized Mortgage Obligations (0.6%)
	Citigroup Mortgage Loan Trust, Inc.
637,739	5.500%, 11/25/2035	582,527
	CitiMortgage Alternative Loan Trust
2,175,121	5.750%, 4/25/2037	1,837,953
	Countrywide Alternative Loan Trust
949,731	5.091%, 10/25/2035	815,947
560,738	6.500%, 8/25/2036	420,228
419,221	6.000%, 1/25/2037	339,251
1,959,135	5.500%, 5/25/2037	1,589,289
1,502,932	7.000%, 10/25/2037	1,130,126
	Countrywide Home Loans, Inc.
923,078	5.750%, 4/25/2037	830,598
	Deutsche Alt-A Securities Mortgage Loan Trust
326,372	5.500%, 10/25/2021	333,807
	Deutsche Alt-A Securities, Inc.
712,710	6.000%, 10/25/2021	667,439
	HomeBanc Mortgage Trust
2,897,986	2.559%, 4/25/2037	1,964,614
	J.P. Morgan Mortgage Trust
190,755	2.985%, 10/25/2036	159,270
2,131,193	0.584%, 1/25/2037[h]	1,352,593
2,183,699	6.250%, 8/25/2037	1,545,340
	MASTR Alternative Loans Trust
470,469	6.500%, 7/25/2034	499,489
1,142,033	0.654%, 12/25/2035[h]	616,534
	Merrill Lynch Alternative Note Asset Trust
486,832	6.000%, 3/25/2037	442,910
	Residential Asset Securitization Trust
1,443,558	0.584%, 8/25/2037[h]	476,233
	Sequoia Mortgage Trust
1,282,678	4.725%, 9/20/2046	1,103,484
399,891	4.725%, 9/20/2046	58,042

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Collateralized Mortgage Obligations (0.6%) - continued
	WaMu Mortgage Pass Through Certificates
$303,761	2.675%, 9/25/2036	$253,417
621,753	2.757%, 10/25/2036	528,636
4,193,876	2.393%, 11/25/2036	3,549,894

	Total	21,097,621

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
2,800,000	5.609%, 4/10/2049	3,231,872
3,675,000	5.623%, 6/10/2049	4,208,220
	Bear Stearns Commercial Mortgage Securities, Inc.
1,710,000	5.331%, 2/11/2044	1,907,823
	Citigroup/Deutsche Bank Commercial Mortgage
3,900,000	5.322%, 12/11/2049	4,433,060
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	3,187,408
	Credit Suisse Mortgage Capital Certificates
3,350,000	5.509%, 9/15/2039	3,687,479
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
900,000	0.727%, 12/25/2016	898,255
	Government National Mortgage Association
244,601	2.164%, 3/16/2033	248,004
217,070	3.214%, 1/16/2040	227,172
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,979,896
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,300,000	5.714%, 2/12/2049	1,450,756
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	1,000,212
	Wachovia Bank Commercial Mortgage Trust
2,100,000	5.603%, 10/15/2048	2,352,040

	Total	28,812,197

Communications Services (0.1%)
	American Tower Corporation
145,000	5.050%, 9/1/2020	160,964
	AT&T, Inc.
247,000	2.400%, 8/15/2016	257,549
	CBS Corporation
116,000	8.875%, 5/15/2019	154,932
	CC Holdings GS V, LLC
58,000	2.381%, 12/15/2017[g]	58,375
	Comcast Corporation
75,000	4.650%, 7/15/2042	76,324
	Cox Communications, Inc.
115,000	3.250%, 12/15/2022[g]	116,827

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Communications Services (0.1%) - continued
	Crown Castle Towers, LLC
$100,000	4.174%, 8/15/2017[g]	$110,605
	DIRECTV Holdings, LLC
116,000	1.750%, 1/15/2018	114,656
	NBC Universal Enterprise, Inc.
390,000	0.965%, 4/15/2018[g,h]	388,759
100,000	1.974%, 4/15/2019[g]	100,277
	NBCUniversal Media, LLC
179,000	2.875%, 4/1/2016	188,583
	Nippon Telegraph & Telephone Corporation
120,000	1.400%, 7/18/2017	120,681
	SBA Tower Trust
105,000	5.101%, 4/17/2017[g]	118,098
	Telefonica Emisiones SAU
120,000	3.729%, 4/27/2015	124,189
141,000	5.462%, 2/16/2021	151,745
	Verizon Communications, Inc.
390,000	0.481%, 3/6/2015[g,h]	389,848
87,000	1.100%, 11/1/2017	85,637
100,000	5.500%, 2/15/2018	117,547
	Vivendi SA
180,000	2.400%, 4/10/2015[g]	183,550
	Vodafone Group plc
70,000	0.675%, 2/19/2016[h]	69,931
124,000	1.250%, 9/26/2017	123,008

	Total	3,212,085

Consumer Cyclical (0.1%)
	Amazon.com, Inc.
58,000	1.200%, 11/29/2017	57,700
116,000	2.500%, 11/29/2022	112,889
	American Honda Finance Corporation
60,000	1.000%, 8/11/2015[g]	60,215
	Daimler Finance North America, LLC
100,000	1.875%, 1/11/2018[g]	100,775
	Federated Retail Holdings, Inc.
75,000	5.900%, 12/1/2016	87,137
	Ford Motor Credit Company, LLC
124,000	12.000%, 5/15/2015	149,810
130,000	2.375%, 1/16/2018	129,240
116,000	5.000%, 5/15/2018	127,764
	Hyundai Capital America
116,000	1.625%, 10/2/2015[g]	116,792
	Macy’s Retail Holdings, Inc.
57,000	3.875%, 1/15/2022	60,119
	Nissan Motor Acceptance Corporation
150,000	1.000%, 3/15/2016[g]	149,859
	Toyota Motor Credit Corporation
260,000	0.430%, 3/10/2015[h]	260,249
75,000	1.750%, 5/22/2017	76,613
	TRW Automotive, Inc.
69,000	7.250%, 3/15/2017[g]	79,781
	Western Union Company
116,000	2.375%, 12/10/2015	118,058

	Total	1,687,001

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Consumer Non-Cyclical (0.1%)
	AbbVie, Inc.
$58,000	1.750%, 11/6/2017[g]	$58,705
87,000	2.000%, 11/6/2018[g]	88,037
	Altria Group, Inc.
94,000	9.700%, 11/10/2018	130,817
	Anheuser-Busch InBev Worldwide, Inc.
150,000	7.750%, 1/15/2019	197,117
	Avon Products, Inc.
310,000	2.375%, 3/15/2016	313,989
	Boston Scientific Corporation
75,000	5.450%, 6/15/2014	78,918
100,000	4.500%, 1/15/2015	106,085
	Bunge Limited Finance Corporation
60,000	3.200%, 6/15/2017	62,063
70,000	8.500%, 6/15/2019	90,230
	Celgene Corporation
141,000	1.900%, 8/15/2017	143,165
	ConAgra Foods, Inc.
40,000	1.350%, 9/10/2015	40,292
165,000	1.900%, 1/25/2018	166,631
	CVS Caremark Corporation
73,000	6.125%, 9/15/2039	90,189
	Express Scripts Holding Company
120,000	3.125%, 5/15/2016	126,765
21,000	2.650%, 2/15/2017	21,997
	Gilead Sciences, Inc.
110,000	2.400%, 12/1/2014	113,034
110,000	3.050%, 12/1/2016	117,741
	Heineken NV
58,000	0.800%, 10/1/2015[g]	58,006
58,000	1.400%, 10/1/2017[g]	57,736
	Kraft Foods Group, Inc.
150,000	1.625%, 6/4/2015	152,311
	Laboratory Corporation of America Holdings
120,000	2.200%, 8/23/2017	121,331
	Lorillard Tobacco Company
120,000	2.300%, 8/21/2017	120,974
	Mattel, Inc.
94,000	1.700%, 3/15/2018	94,512
	McKesson Corporation
58,000	0.950%, 12/4/2015	58,159
	Medco Health Solutions, Inc.
141,000	7.125%, 3/15/2018	174,480
	Medtronic, Inc.
150,000	1.375%, 4/1/2018	150,000
	Mylan, Inc.
116,000	7.875%, 7/15/2020[g]	135,362
	PepsiCo, Inc.
390,000	0.497%, 2/26/2016[h]	390,229
	Roche Holdings, Inc.
120,000	7.000%, 3/1/2039[g]	174,222
	SABMiller Holdings, Inc.
150,000	2.450%, 1/15/2017[g]	156,149
	Safeway, Inc.
135,000	5.000%, 8/15/2019	150,496
50,000	4.750%, 12/1/2021[e]	53,823
	Teva Pharmaceutical Finance Company BV
150,000	2.400%, 11/10/2016	156,705

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Consumer Non-Cyclical (0.1%) - continued
	Tyson Foods, Inc.
$150,000	4.500%, 6/15/2022	$163,219
	Zoetis, Inc.
28,000	1.150%, 2/1/2016[g]	28,075
82,000	1.875%, 2/1/2018[g]	82,529

	Total	4,424,093

Energy (0.1%)
	BP Capital Markets plc
174,000	1.375%, 11/6/2017	174,231
116,000	4.500%, 10/1/2020	132,541
	EQT Corporation
118,000	8.125%, 6/1/2019	146,486
	Marathon Oil Corporation
174,000	0.900%, 11/1/2015	173,576
	Marathon Petroleum Corporation
120,000	3.500%, 3/1/2016	128,214
	Murphy Oil Corporation
87,000	2.500%, 12/1/2017	87,361
	Phillips 66
136,000	2.950%, 5/1/2017	144,131
	Pioneer Natural Resources Company
60,000	5.875%, 7/15/2016	67,854
	Suncor Energy, Inc.
107,000	6.100%, 6/1/2018	129,430
	Transocean, Inc.
60,000	5.050%, 12/15/2016	66,666
120,000	6.000%, 3/15/2018	135,912
50,000	6.375%, 12/15/2021	58,214
	Valero Energy Corporation
125,000	9.375%, 3/15/2019	170,535
50,000	7.500%, 4/15/2032	65,013
	Weatherford International, Ltd.
180,000	6.750%, 9/15/2040	198,311

	Total	1,878,475

Financials (0.7%)
	ABN Amro North American Holding Preferred Capital Repackage Trust I
58,000	3.388%, 12/29/2049[g,h,j]	58,000
	Achmea Hypotheekbank NV
283,000	3.200%, 11/3/2014[g]	294,829
	American Express Centurion Bank
130,000	0.875%, 11/13/2015	129,996
	American Express Credit Corporation
75,000	2.375%, 3/24/2017	78,426
	American International Group, Inc.
180,000	2.375%, 8/24/2015	184,644
177,000	3.800%, 3/22/2017	191,527
	American Tower Trust I
50,000	1.551%, 3/15/2018[g]	50,194
	ANZ National International, Ltd. of London
181,000	3.125%, 8/10/2015[e,g]	189,118

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Financials (0.7%) - continued
	ANZ New Zealand International, Ltd.
$520,000	1.125%, 3/24/2016[g]	$520,471
	Associated Banc Corporation
60,000	1.875%, 3/12/2014	60,265
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
58,000	4.125%, 11/9/2022[g]	58,290
	Bank Nederlandse Gemeenten NV
390,000	1.375%, 3/19/2018[g]	392,452
	Bank of America Corporation
253,000	7.750%, 8/15/2015	285,851
124,000	1.500%, 10/9/2015	124,410
120,000	5.750%, 8/15/2016	133,814
180,000	5.750%, 12/1/2017	208,198
90,000	2.000%, 1/11/2018	89,572
540,000	1.354%, 3/22/2018[h]	539,478
120,000	5.650%, 5/1/2018	138,817
100,000	3.300%, 1/11/2023	98,606
	Bank of Nova Scotia
520,000	0.680%, 3/15/2016[h]	519,693
100,000	0.950%, 3/15/2016	100,542
	Barclays Bank plc
150,000	6.050%, 12/4/2017[g]	167,192
	BBVA Banco Continental SA
150,000	2.250%, 7/29/2016[g]	147,255
	BBVA US Senior SAU
87,000	4.664%, 10/9/2015	89,216
	Berkshire Hathaway Finance Corporation
160,000	1.600%, 5/15/2017	163,178
	BNP Paribas SA
176,000	2.375%, 9/14/2017	178,606
	Canadian Imperial Bank of Commerce
465,000	2.600%, 7/2/2015[g]	486,297
	Capital One Financial Corporation
116,000	2.150%, 3/23/2015	118,379
260,000	0.734%, 3/22/2016[h]	259,998
47,000	6.150%, 9/1/2016	54,030
	Cigna Corporation
94,000	4.000%, 2/15/2022	101,543
	Citigroup, Inc.
310,000	5.000%, 9/15/2014	325,509
180,000	4.750%, 5/19/2015	193,083
180,000	6.000%, 8/15/2017	210,163
100,000	8.500%, 5/22/2019	133,225
94,000	4.050%, 7/30/2022	97,104
	CNA Financial Corporation
145,000	7.350%, 11/15/2019	183,538
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
520,000	0.762%, 3/18/2016[h]	520,175
	Credit Suisse AG
150,000	5.400%, 1/14/2020	168,129
	DDR Corporation
175,000	9.625%, 3/15/2016	213,297
	Discover Financial Services
141,000	6.450%, 6/12/2017	165,204

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Financials (0.7%) - continued
	DnB Boligkreditt AS
$520,000	1.450%, 3/21/2018[e,g]	$522,331
	Eksportfinans ASA
80,000	3.000%, 11/17/2014	79,600
111,000	5.500%, 5/25/2016	115,303
	Fifth Third Bancorp
136,000	5.450%, 1/15/2017	152,719
	General Electric Capital Corporation
116,000	1.000%, 12/11/2015	116,721
127,000	0.505%, 1/8/2016[h]	126,131
55,000	1.162%, 5/9/2016[h]	55,033
50,000	1.018%, 4/2/2018[c,h]	50,025
100,000	1.625%, 4/2/2018[c]	99,571
141,000	6.000%, 8/7/2019	171,183
390,000	1.281%, 3/15/2023[h]	391,090
94,000	6.750%, 3/15/2032	119,652
	Genworth Financial, Inc.
118,000	6.515%, 5/22/2018	134,081
	Goldman Sachs Group, Inc.
181,000	3.700%, 8/1/2015	191,286
182,000	0.734%, 3/22/2016[h]	179,928
135,000	2.375%, 1/22/2018	136,840
94,000	7.500%, 2/15/2019	117,600
141,000	5.250%, 7/27/2021	159,763
	Hartford Financial Services Group, Inc.
177,000	4.000%, 10/15/2017	196,035
94,000	5.125%, 4/15/2022	108,424
	HCP, Inc.
145,000	2.625%, 2/1/2020	145,926
	Health Care REIT, Inc.
58,000	2.250%, 3/15/2018	58,526
	HSBC Holdings plc
100,000	6.500%, 5/2/2036	122,600
	HSBC USA, Inc.
116,000	1.625%, 1/16/2018	115,892
	ING Bank NV
75,000	2.000%, 9/25/2015[g]	76,200
116,000	3.750%, 3/7/2017[g]	123,613
	ING Capital Funding Trust III
100,000	3.911%, 12/29/2049[h,j]	96,500
	ING US, Inc.
94,000	2.900%, 2/15/2018[g]	95,344
	Intesa Sanpaolo SPA
100,000	3.875%, 1/16/2018	96,695
	J.P. Morgan Chase & Company
94,000	1.125%, 2/26/2016	94,190
116,000	3.450%, 3/1/2016	123,327
180,000	2.000%, 8/15/2017	183,291
150,000	1.201%, 1/25/2018[h]	150,986
80,000	1.800%, 1/25/2018	80,423
141,000	6.300%, 4/23/2019	172,219
50,000	3.200%, 1/25/2023	49,919
	J.P. Morgan Chase Bank NA
166,000	0.610%, 6/13/2016[h]	163,356
	KeyBank NA
174,000	7.413%, 5/6/2015	196,193
	Liberty Mutual Group, Inc.
60,000	4.950%, 5/1/2022[g]	65,790
116,000	6.500%, 5/1/2042[g]	132,175
	Liberty Property, LP
129,000	5.500%, 12/15/2016	145,839

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Financials (0.7%) - continued
$47,000	3.375%, 6/15/2023	$46,661
	Lloyds TSB Bank plc
116,000	6.500%, 9/14/2020[g]	130,080
	Merrill Lynch & Company, Inc.
100,000	6.400%, 8/28/2017	117,369
	Mizuho Corporate Bank, Ltd.
200,000	1.850%, 3/21/2018[g]	200,520
	Morgan Stanley
120,000	4.750%, 4/1/2014[e]	124,060
47,000	1.538%, 2/25/2016[h]	47,200
47,000	1.750%, 2/25/2016	47,366
141,000	4.750%, 3/22/2017	155,526
100,000	6.250%, 8/28/2017	116,379
165,000	5.500%, 1/26/2020	189,050
203,000	4.875%, 11/1/2022[e]	215,203
	Murray Street Investment Trust I
210,000	4.647%, 3/9/2017	229,635
	Nederlandse Waterschapsbank NV
520,000	0.750%, 3/29/2016[g]	519,115
	Nomura Holdings, Inc.
390,000	1.730%, 9/13/2016[h]	391,171
200,000	2.000%, 9/13/2016	199,509
	Nordea Eiendomskreditt AS
390,000	2.125%, 9/22/2016[g]	405,163
	Prologis, LP
50,000	6.625%, 5/15/2018	60,126
150,000	7.375%, 10/30/2019	187,823
	Prudential Financial, Inc.
87,000	5.625%, 6/15/2043	90,045
	Realty Income Corporation
58,000	2.000%, 1/31/2018	58,378
	Regions Bank
300,000	7.500%, 5/15/2018	368,250
	Reinsurance Group of America, Inc.
105,000	5.625%, 3/15/2017	118,937
58,000	5.000%, 6/1/2021	64,655
	Royal Bank of Canada
390,000	0.650%, 3/8/2016[h]	390,224
	Royal Bank of Scotland Group plc
120,000	5.050%, 1/8/2015	124,387
94,000	2.550%, 9/18/2015	96,612
47,000	6.125%, 12/15/2022	48,612
	Santander US Debt SAU
150,000	3.724%, 1/20/2015[g]	151,631
	Simon Property Group, Inc.
116,000	1.500%, 2/1/2018[g]	115,595
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	144,314
	SLM Corporation
75,000	3.875%, 9/10/2015	78,097
58,000	6.250%, 1/25/2016	63,364
	Societe Generale SA
120,000	5.200%, 4/15/2021[e,g]	134,096
	Svensk Exportkredit AB
520,000	1.125%, 4/5/2018[c]	517,450
	Svenska Handelsbanken AB
390,000	0.732%, 3/21/2016[h]	389,434
115,000	3.125%, 7/12/2016	122,072
	Swedbank Hypotek AB
520,000	1.375%, 3/28/2018[g]	519,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Financials (0.7%) - continued
	Swiss RE Capital I, LP
$125,000	6.854%, 5/29/2049[g,j]	$132,313
	Toronto-Dominion Bank
360,000	2.200%, 7/29/2015[g]	373,536
	U.S. Bancorp
80,000	1.650%, 5/15/2017	81,524
	UBS AG London
520,000	0.750%, 3/24/2016[g]	518,982
	UBS AG/Stamford, Connecticut
116,000	5.875%, 12/20/2017	137,586
	Ventas Realty, LP
100,000	2.700%, 4/1/2020	100,332
	Wachovia Corporation
188,000	5.625%, 10/15/2016	214,561
	Wells Fargo & Company
115,000	2.100%, 5/8/2017	118,589
94,000	3.450%, 2/13/2023	94,632

	Total	22,884,548

Foreign Government (0.1%)
	Asian Development Bank
520,000	0.500%, 6/20/2016	519,932
	Export-Import Bank of Korea
116,000	1.250%, 11/20/2015	116,071
	International Finance Corporation
900,000	0.500%, 5/16/2016	899,887
	Kommunalbanken AS
175,000	2.750%, 5/5/2015[g]	183,067
520,000	0.360%, 3/18/2016[g,h]	519,691
	Sweden Government International Bond
100,000	0.375%, 12/22/2015[g]	99,899
1,020,000	0.375%, 3/29/2016[g]	1,016,955

	Total	3,355,502

Mortgage-Backed Securities (2.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
11,450,000	2.500%, 4/1/2028[c]	11,854,328
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
11,475,000	3.000%, 4/1/2043[c]	11,783,391
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
11,450,000	2.500%, 4/1/2028[c]	11,877,586
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
11,425,000	3.000%, 4/1/2043[c,k]	11,783,816
22,400,000	3.500%, 4/1/2043[c]	23,653,000
21,450,000	4.000%, 4/1/2043[c]	22,867,712

	Total	93,819,833

Technology (<0.1%)
	Computer Sciences Corporation
90,000	2.500%, 9/15/2015	92,429
	Hewlett-Packard Company
120,000	2.125%, 9/13/2015	121,660
136,000	2.600%, 9/15/2017[e]	137,054

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Technology (<0.1%) - continued
$100,000	3.750%, 12/1/2020	$99,279
	Intel Corporation
116,000	4.000%, 12/15/2032	114,591
	Microsoft Corporation
58,000	0.875%, 11/15/2017	57,791
	Motorola Solutions, Inc.
70,000	3.500%, 3/1/2023	70,413
	Oracle Corporation
116,000	1.200%, 10/15/2017	116,128
58,000	2.500%, 10/15/2022	56,939
	Samsung Electronics America, Inc.
94,000	1.750%, 4/10/2017[g]	95,344
	Xerox Corporation
120,000	7.200%, 4/1/2016	137,468

	Total	1,099,096

Transportation (<0.1%)
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	83,412
76,000	5.750%, 3/15/2033	87,005
	Continental Airlines, Inc.
80,000	4.150%, 4/11/2024	83,100
	CSX Corporation
126,000	6.250%, 4/1/2015	139,518
	Delta Air Lines, Inc.
179,000	6.750%, 5/23/2017	187,288
30,000	4.750%, 5/7/2020	32,400
	ERAC USA Finance, LLC
116,000	1.400%, 4/15/2016[g]	116,675
	Kansas City Southern de Mexico SA de CV
60,000	8.000%, 2/1/2018	65,550
50,000	6.625%, 12/15/2020	56,750
100,000	6.125%, 6/15/2021	113,000

	Total	964,698

U.S. Government and Agencies (3.9%)
	FDIC Structured Sale Guaranteed Notes
185,000	Zero Coupon, 1/7/2014[g]	184,375
	Federal Agricultural Mortgage Corporation
360,000	2.125%, 9/15/2015	372,716
	Federal Home Loan Banks
2,830,000	0.375%, 1/29/2014	2,834,593
	Federal Home Loan Mortgage Corporation
400,000	1.750%, 9/10/2015	413,311
2,835,000	0.750%, 1/12/2018	2,817,684
1,889,659	3.000%, 2/15/2033[l]	286,690
	Federal National Mortgage Association
920,000	0.500%, 5/27/2015	923,046
700,000	4.375%, 10/15/2015	770,295
2,800,000	0.375%, 12/21/2015	2,796,690
1,870,000	1.375%, 11/15/2016	1,925,838
1,535,000	0.875%, 12/20/2017	1,533,738
405,000	6.250%, 5/15/2029	575,156
4,094,328	3.500%, 1/25/2033[l]	649,485
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	497,612

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value
U.S. Government and Agencies (3.9%) - continued
	U.S. Treasury Bonds
$920,000	7.625%, 2/15/2025	$1,461,075
5,000,000	6.500%, 11/15/2026	7,463,280
2,900,000	5.250%, 11/15/2028	3,928,595
2,250,000	4.375%, 5/15/2040	2,820,236
19,195,000	3.000%, 5/15/2042	18,793,095
	U.S. Treasury Bonds, TIPS
97,696	2.375%, 1/15/2025	131,111
63,901	2.125%, 2/15/2040	90,016
	U.S. Treasury Notes
175,000	0.250%, 4/30/2014	175,130
5,815,000	0.750%, 6/15/2014	5,853,844
2,250,000	0.125%, 7/31/2014	2,247,626
6,410,000	2.500%, 4/30/2015	6,706,462
17,780,000	0.375%, 2/15/2016	17,791,113
1,390,000	2.625%, 2/29/2016	1,481,219
3,250,000	1.000%, 10/31/2016[m]	3,310,177
3,350,000	3.250%, 3/31/2017[m]	3,706,199
8,950,000	0.875%, 1/31/2018[m]	9,008,032
1,000,000	0.750%, 2/28/2018	999,766
2,000,000	0.875%, 7/31/2019	1,974,218
11,200,000	1.375%, 1/31/2020	11,327,747
9,390,000	1.625%, 8/15/2022	9,268,954
	U.S. Treasury Notes, TIPS
484,058	1.125%, 1/15/2021	570,659
594,968	0.125%, 1/15/2022	647,354
2,218,923	0.125%, 1/15/2023	2,393,493

	Total	128,730,630

Utilities (0.1%)
	American Electric Power Company, Inc.
116,000	1.650%, 12/15/2017	116,392
	DCP Midstream Operating, LP
58,000	2.500%, 12/1/2017	58,882
	Enel Finance International NV
100,000	3.875%, 10/7/2014[g]	102,783
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	67,399
180,000	4.650%, 6/1/2021	195,924
	Enterprise Products Operating, LLC
180,000	1.250%, 8/13/2015	181,316
	Exelon Corporation
135,000	4.900%, 6/15/2015	146,130
	FirstEnergy Solutions Corporation
255,000	4.800%, 2/15/2015	274,869
	Georgia Power Company
390,000	0.600%, 3/15/2016[h]	390,226
	Iberdrola Finance Ireland, Ltd.
100,000	3.800%, 9/11/2014[g]	102,968
	ITC Holdings Corporation
155,000	5.875%, 9/30/2016[g]	175,136
	Kinder Morgan Energy Partners, LP
120,000	5.300%, 9/15/2020	140,406
120,000	5.000%, 8/15/2042	121,650
	MidAmerican Energy Holdings Company
120,000	6.500%, 9/15/2037	155,789

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Utilities (0.1%) - continued
	NextEra Energy Capital Holdings, Inc.
$180,000	1.200%, 6/1/2015	$181,361
	NiSource Finance Corporation
141,000	6.400%, 3/15/2018	169,325
	ONEOK Partners, LP
78,000	8.625%, 3/1/2019	103,316
	Pacific Gas & Electric Company
177,000	5.625%, 11/30/2017	211,446
	PPL Capital Funding, Inc.
116,000	3.500%, 12/1/2022	116,856
	Sempra Energy
177,000	6.150%, 6/15/2018	215,986
	Williams Partners, LP
60,000	7.250%, 2/1/2017	72,177
60,000	5.250%, 3/15/2020	68,375

	Total	3,368,712

	Total Long-Term Fixed Income (cost $324,286,255)	330,018,813

Shares	Collateral Held for Securities Loaned (1.2%)	Value
39,122,252	Thrivent Cash Management Trust	39,122,252

	Total Collateral Held for Securities Loaned (cost $39,122,252)	39,122,252

Shares or Principal Amount	Short-Term Investments (13.1%)	Value
	Federal Home Loan Bank Discount Notes
19,600,000	0.125%, 6/7/2013[f,n]	19,595,248
200,000	0.110%, 6/11/2013[f,n]	199,955
200,000	0.115%, 6/28/2013[f,n]	199,942
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.110%, 6/10/2013[f,n]	99,978
352,000	0.095%, 6/17/2013[f,n]	351,925
410,804,452	Thrivent Cash Management Trust	410,804,452
	U.S. Treasury Bills
6,000,000	0.085%, 6/13/2013[f,n]	5,998,923

	Total Short-Term Investments (at amortized cost)	437,250,423

	Total Investments (cost $3,258,045,485) 104.3%	$3,469,939,781

	Other Assets and Liabilities, Net (4.3%)	(144,610,038)

	Total Net Assets 100.0%	$3,325,329,743

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

f	At March 28, 2013, $32,433,574 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $16,510,462 or 0.5% of total net assets.

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.
i

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Portfolio owned as of March 28, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	2/28/2013	$558,593

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	All or a portion of the security was earmarked to cover written options.
l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	At March 28, 2013, $2,695,964 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$277,037,095
Gross unrealized depreciation	(65,142,799)

Net unrealized appreciation (depreciation)	$211,894,296

Cost for federal income tax purposes	$3,258,045,485

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,532,462	–	3,532,462	–
Capital Goods	4,255,900	–	4,255,900	–
Communications Services	26,417,595	–	26,417,595	–
Consumer Cyclical	5,423,187	–	5,423,187	–
Consumer Non-Cyclical	17,743,189	–	17,743,189	–
Energy	3,364,090	–	3,364,090	–
Financials	1,500,786	–	1,500,786	–
Technology	5,662,583	–	5,662,583	–
Transportation	1,920,815	–	1,920,815	–
Utilities	2,647,128	–	2,647,128	–
Mutual Funds
Equity Mutual Funds	1,442,269,245	1,442,269,245	–	–
Fixed Income Mutual Funds	317,463,526	317,463,526	–	–
Common Stock
Consumer Discretionary	127,979,318	127,979,318	–	–
Consumer Staples	58,662,902	51,780,076	6,882,826	–
Energy	104,031,541	101,469,641	2,561,900	–
Financials	124,330,460	124,330,460	–	–
Health Care	98,553,402	98,553,402	–	–
Industrials	94,769,982	94,769,982	–	–
Information Technology	175,005,025	175,005,025	–	–
Materials	24,570,947	24,570,947	–	–
Telecommunications Services	7,240,227	7,240,227	–	–
Utilities	16,203,983	16,203,983	–	–
Long-Term Fixed Income
Asset-Backed Securities	12,456,244	–	11,897,285	558,959
Basic Materials	813,077	–	813,077	–
Capital Goods	1,415,001	–	1,415,001	–
Collateralized Mortgage Obligations	21,097,621	–	21,097,621	–
Commercial Mortgage-Backed Securities	28,812,197	–	28,812,197	–
Communications Services	3,212,085	–	3,212,085	–
Consumer Cyclical	1,687,001	–	1,687,001	–
Consumer Non-Cyclical	4,424,093	–	4,424,093	–
Energy	1,878,475	–	1,878,475	–
Financials	22,884,548	–	22,884,548	–
Foreign Government	3,355,502	–	3,355,502	–
Mortgage-Backed Securities	93,819,833	–	93,819,833	–
Technology	1,099,096	–	1,099,096	–
Transportation	964,698	–	964,698	–
U.S. Government and Agencies	128,730,630	–	128,730,630	–
Utilities	3,368,712	–	3,368,712	–
Collateral Held for Securities Loaned	39,122,252	39,122,252	–	–
Short-Term Investments	437,250,423	410,804,452	26,445,971	–

Total	$3,469,939,781	$3,031,562,536	$437,818,286	$558,959

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,443,043	2,443,043	–	–
Call Options Written	21,979	–	–	21,979

Total Asset Derivatives	$2,465,022	$2,443,043	$–	$21,979

Liability Derivatives
Futures Contracts	15,439,826	9,278,544	6,161,282	–
Credit Default Swaps	53,614	–	53,614	–

Total Liability Derivatives	$15,493,440	$9,278,544	$6,214,896	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(110)	June 2013	($24,244,352)	($24,249,845)	($5,493)
5-Yr. U.S.Treasury Bond Futures	(560)	June 2013	(69,398,918)	(69,470,626)	(71,708)
10-Yr. U.S. Treasury Bond Futures	(135)	June 2013	(17,776,346)	(17,817,891)	(41,545)
30-Yr. U.S. Treasury Bond Futures	290	June 2013	41,942,135	41,895,938	(46,197)
Eurex EURO STOXX 50 Futures	4,786	June 2013	162,839,662	156,678,380	(6,161,282)
Mini MSCI EAFE Index Futures	78	June 2013	6,494,438	6,470,880	(23,558)
Russell 2000 Index Mini-Futures	(825)	June 2013	(75,319,159)	(78,284,250)	(2,965,091)
S&P 400 Index Futures	(1,178)	June 2013	(129,462,848)	(135,587,800)	(6,124,952)
S&P 500 Index Futures	792	June 2013	306,971,557	309,414,600	2,443,043
Total Futures Contracts					($12,996,783)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass
Through Call Option	9	$103.39	April 2013	($2,664)	$21,979
Total Call Options Written				($2,664)	$21,979

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2018	$28,000,000	$822,069	($875,683)	($53,614)
Total Credit Default Swaps					($875,683)	($53,614)

1

As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Partner Small Cap Growth	$70,145,452	$–	$–	5,056,075	$78,378,764	$–
Partner Small Cap Value	73,284,587	–	3,500,000	3,306,605	79,086,385	–
Small Cap Stock	59,414,925	–	–	4,528,335	66,504,486	–
Partner Mid Cap Value	91,117,912	–	–	6,211,851	102,730,967	–
Mid Cap Stock	184,608,248	–	–	14,108,172	207,584,816	–
Partner Worldwide Allocation	403,235,751	–	–	46,787,231	414,151,212	–
Large Cap Value	225,228,272	–	–	18,770,587	249,425,436	–
Large Cap Stock	201,835,703	–	–	21,892,974	220,166,690	–
Equity Income Plus	22,177,546	–	–	2,259,027	24,240,489	–
High Yield	118,287,065	1,779,004	174,415	23,740,353	120,935,732	1,778,586
Income	149,352,272	1,278,820	244,182	13,959,662	149,916,996	1,281,529
Limited Maturity Bond	46,577,538	143,265	139,532	4,693,606	46,610,798	143,510
Cash Management Trust- Collateral Investment	34,779,781	49,120,462	44,777,991	39,122,252	39,122,252	142,562
Cash Management Trust- Short Term Investment	333,230,361	188,557,705	110,983,614	410,804,452	410,804,452	96,736
Total Value and Income Earned	2,013,275,413				2,209,659,475	3,442,923

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$2,528,032	5.750%, 5/16/2018	$2,569,441
	FMG Resources August 2006 Pty., Ltd., Term Loan
2,208,900	5.250%, 10/18/2017	2,233,949
	Ineos US Finance, LLC, Term Loan
3,444,677	6.500%, 5/4/2018	3,498,793
	US Coatings Acquisition, Inc., Term Loan
3,000,000	4.750%, 1/18/2020	3,038,760

	Total	11,340,943

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
2,369,062	4.250%, 10/5/2019	2,393,251
	Berry Plastics Group, Inc., Term Loan
6,420,000	3.500%, 2/4/2020	6,402,473
	MRC Global, Inc., Term Loan
1,686,525	6.250%, 10/24/2019	1,705,498
	Silver II Borrower, Term Loan
1,705,725	4.000%, 12/5/2019	1,718,194

	Total	12,219,416

Communications Services (1.5%)
	Atlantic Broadband Penn, LLC, Term Loan
1,348,225	4.500%, 9/10/2019	1,365,752
	Charter Communications Operating, LLC, Term Loan
1,509,750	4.000%, 5/15/2019	1,521,617
	Clear Channel Communications, Inc., Term Loan
3,265,000	3.854%, 1/29/2016	2,891,974
	Cricket Communications, Inc., Term Loan
334,163	4.750%, 10/10/2019	335,626
4,650,000	3.500%, 3/1/2020[b,c]	4,674,413
	Cumulus Media, Inc., Term Loan
3,512,350	4.500%, 9/17/2018	3,555,517
	Fairpoint Communications, Term Loan
4,280,000	7.500%, 2/14/2019	4,163,498
	Integra Telecom Holdings, Inc., Term Loan
1,010,000	5.599%, 2/18/2020[b,c]	1,035,674
1,285,000	6.000%, 2/18/2020	1,301,268
	Intelsat Jackson Holdings SA, Term Loan
2,365,723	4.500%, 4/2/2018	2,397,660
	Level 3 Financing, Inc., Term Loan
3,305,000	4.750%, 8/1/2019	3,341,487
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
1,682,287	6.000%, 6/9/2017	1,698,067
	MCC Georgia, LLC, Term Loan
1,348,225	4.000%, 1/20/2020	1,356,651

Principal Amount	Bank Loans (3.7%)[a]	Value
Communications Services (1.5%) - continued
	McGraw-Hill Global Education Holdings, LLC, Term Loan
$3,440,000	0.000%, 3/18/2019[b,c]	$3,317,467
	NEP Broadcasting, LLC, Term Loan
9,417,475	4.533%, 1/18/2020 [b,c]	9,511,650
380,000	1.500%, 8/18/2020[b,c]	395,200
	RCN Corporation, Term Loan
3,935,000	5.250%, 2/13/2020	3,989,106
	SBA Senior Finance II, LLC, Term Loan
1,017,450	3.750%, 9/28/2019	1,029,537
	Syniverse Holdings, Inc., Term Loan
3,420,000	0.000%, 4/20/2019[b,c]	3,427,114
	TNS, Inc., Term Loan
5,930,000	3.529%, 2/14/2020	5,915,175
	Toys R Us, Inc., Term Loan
2,712,375	5.250%, 5/25/2018	2,581,286
	Univision Communications, Inc., Term Loan
1,087,257	4.750%, 9/29/2014	1,088,486
1,885,000	4.750%, 3/31/2017	1,893,011
860,000	4.750%, 2/22/2020	864,085
	Van Wagner Communications, Inc., Term Loan
2,210,000	8.250%, 8/3/2018	2,237,625
	Virgin Media Investment Holdings, Ltd., Term Loan
7,500,000	0.000%, 2/15/2020[b,c]	7,463,925
	WideOpenWest Finance, LLC, Term Loan
2,527,300	6.250%, 7/17/2018	2,552,169
5,700,000	0.000%, 3/19/2019[b,c]	5,748,678
	Zayo Group, LLC, Term Loan
6,084,975	0.000%, 7/2/2019[b,c]	6,142,356

	Total	87,796,074

Consumer Cyclical (0.2%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,976,295	5.500%, 2/23/2017	2,000,682
	Chrysler Group, LLC, Term Loan
1,885,806	6.000%, 5/24/2017	1,918,808
	MGM Resorts International, Term Loan
2,663,325	3.782%, 12/13/2019	2,704,606
	Rock Ohio Caesars, LLC, 18 Month Delayed Draw, Term Loan
310,000	2.250%, 8/19/2017[b,c]	318,525
	Rock Ohio Caesars, LLC, Term Loan
2,384,000	8.500%, 8/19/2017	2,449,560
	Seven Seas Cruises S de RL, LLC, Term Loan
3,012,000	4.750%, 12/21/2018	3,045,885

	Total	12,438,066

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Consumer Non-Cyclical (0.8%)
	Albertsons, LLC, Term Loan
$3,665,000	2.503%, 2/26/2016[b,c]	$3,724,556
	Bausch & Lomb, Inc., Term Loan
1,682,288	5.250%, 5/17/2019	1,697,596
	Biomet, Inc., Term Loan
2,631,775	4.033%, 7/25/2017	2,660,277
	Ceridian Corporation, Term Loan
2,030,545	5.953%, 5/9/2017	2,065,349
	CHS/Community Health Systems, Inc., Term Loan
1,695,000	3.787%, 1/25/2017	1,711,374
	Del Monte Corporation, Term Loan
870,000	3.000%, 3/8/2018[b,c]	877,204
	DJO Finance, LLC, Term Loan
1,682,289	4.750%, 9/15/2017	1,706,816
860,000	0.000%, 9/29/2017[b,c]	872,539
	Grifols, Inc., Term Loan
1,678,441	4.250%, 6/1/2017	1,693,312
	HJ Heinz Company, Term Loan
1,510,000	0.000%, 3/27/2020[b,c]	1,522,790
	Hologic, Inc., Term Loan
2,024,825	4.500%, 8/1/2019	2,050,135
	JBS USA, LLC, Term Loan
3,220,000	3.750%, 5/25/2018	3,220,000
	Moneygram International, Inc., Term Loan
3,445,000	0.000%, 3/27/2020[b,c]	3,473,008
	Offshore Group Investment, Ltd., Term Loan
1,230,000	0.000%, 3/22/2019[b,c]	1,234,612
	Reynolds Group Holdings, Inc., Term Loan
338,300	4.750%, 9/28/2018[b,c]	342,985
	Rite Aid Corporation, Term Loan
640,000	4.000%, 2/7/2020	646,931
1,285,000	5.750%, 7/7/2020	1,329,975
	ROC Finance, LLC, Term Loan
6,230,000	0.000%, 3/27/2019[b,c]	6,257,287
	Roundy’s Supermarkets, Inc., Term Loan
2,902,314	5.750%, 2/26/2020	2,888,848
	SuperValu, Inc., Term Loan
3,980,000	4.493%, 1/10/2019[b,c]	4,045,113
	Tronox, Inc., Term Loan
1,290,000	0.000%, 2/26/2020[b,c]	1,307,196
	Visant Corporation, Term Loan
2,515,017	5.250%, 12/22/2016	2,437,329
	Warner Chilcott Company, LLC, Term Loan
81,265	4.250%, 3/15/2018	82,501
229,335	4.250%, 3/15/2018	232,823
99,831	4.250%, 3/15/2018	101,350
	WC Luxco Sarl, Term Loan
181,180	4.250%, 3/15/2018	183,935

	Total	48,365,841

Principal Amount	Bank Loans (3.7%)[a]	Value
Energy (0.2%)
	American Petroleum Tankers Parent, LLC, Term Loan
$1,075,000	0.000%, 9/28/2019[b,c]	$1,075,000
	Chesapeake Energy Corporation, Term Loan
5,600,000	5.750%, 12/2/2017	5,767,328
	NTELOS, Inc., Term Loan
1,268,625	5.750%, 11/9/2019	1,238,178
	Plains Exploration & Production Company, Term Loan
690,000	4.000%, 10/15/2019	690,690

	Total	8,771,196

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
3,660,000	2.885%, 8/31/2019[b,c]	3,698,906

	Total	3,698,906

Technology (0.3%)
	First Data Corporation Extended, Term Loan
7,025,000	4.204%, 3/26/2018	6,994,301
	First Data Corporation, Term Loan
1,355,000	5.204%, 9/24/2018	1,363,848
	Freescale Semiconductor, Inc., Term Loan
3,279,489	6.000%, 2/28/2019	3,286,671
	Infor US, Inc., Term Loan
1,846,907	5.250%, 4/5/2018	1,875,072
	SunGard Data Systems, Inc., Term Loan
3,875,000	1.539%, 12/4/2019	3,920,221

	Total	17,440,113

Transportation (0.1%)
	Delta Air Lines, Inc., Term Loan
3,154,350	4.250%, 4/20/2017	3,194,568
	United Air Lines, Inc., Term Loan
2,155,000	0.000%, 3/22/2019	2,174,762

	Total	5,369,330

Utilities (0.1%)
	Calpine Corporation, Term Loan
640,000	4.500%, 4/1/2018[b,c]	647,469
2,703,225	4.500%, 10/9/2019	2,737,015
	NGPL PipeCo, LLC, Term Loan
2,449,286	6.750%, 9/15/2017	2,480,931

	Total	5,865,415

	Total Bank Loans (cost $211,331,821)	213,305,300

Shares	Mutual Funds (49.0%)	Value
Equity Mutual Funds (26.9%)
5,698,281	Thrivent Partner Small Cap Growth Portfolio[d]	88,334,184
4,264,932	Thrivent Partner Small Cap Value Portfolio	102,007,368

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Mutual Funds (49.0%)	Value
Equity Mutual Funds (26.9%) - continued
3,596,908	Thrivent Small Cap Stock Portfolio[d]	$52,825,269
5,904,171	Thrivent Partner Mid Cap Value Portfolio	97,642,595
11,654,145	Thrivent Mid Cap Stock Portfolio	171,476,761
53,338,438	Thrivent Partner Worldwide Allocation Portfolio	472,141,190
26,115,820	Thrivent Large Cap Value Portfolio	347,029,624
20,286,779	Thrivent Large Cap Stock Portfolio	204,013,992
2,977,010	Thrivent Equity Income Plus Portfolio	31,944,807

	Total	1,567,415,790

Fixed Income Mutual Funds (22.1%)
36,888,891	Thrivent High Yield Portfolio	187,915,702
62,050,485	Thrivent Income Portfolio	666,378,775
43,600,784	Thrivent Limited Maturity Bond
	Portfolio	432,986,309

	Total	1,287,280,786

	Total Mutual Funds (cost $2,683,065,306)	2,854,696,576

Shares	Common Stock (16.7%)	Value
Consumer Discretionary (2.5%)
6,689	Abercrombie & Fitch Company	309,032
42,892	Amazon.com, Inc.[d]	11,430,289
36,200	ANN, Inc.[d]	1,050,524
19,650	Arctic Cat, Inc.[d]	858,705
22,700	AutoZone, Inc.[d]	9,006,679
42,200	Barnes & Noble, Inc.[d,e]	694,190
20,850	CBS Corporation	973,487
14,600	Charter Communications, Inc.[d]	1,521,028
65,800	Cheesecake Factory, Inc.	2,540,538
71,400	Chico’s FAS, Inc.	1,199,520
460,094	Comcast Corporation	19,328,549
15,300	Conn’s, Inc.[d,e]	549,270
2,712	Darden Restaurants, Inc.	140,156
43,408	Delphi Automotive plc	1,927,315
22,400	Dillard’s, Inc.	1,759,520
12,537	Discovery Communications, Inc.[d]	987,163
20,400	DISH Network Corporation	773,160
34,880	Dollar Tree, Inc.[d]	1,689,238
22,600	Expedia, Inc.	1,356,226
40,100	Fifth & Pacific Companies, Inc.[d]	757,088
86,926	Foot Locker, Inc.	2,976,346
75,800	Gap, Inc.	2,683,320
72,378	GNC Holdings, Inc.	2,843,008
23,600	Hanesbrands, Inc.[d]	1,075,216
10,160	Harley-Davidson, Inc.	541,528
133,800	Home Depot, Inc.	9,336,564
166,200	Hovnanian Enterprises, Inc.[d,e]	958,974
12,640	iShares Dow Jones US Home Construction Index Fund	301,970
10,445	L Brands, Inc.	466,474
266,965	Las Vegas Sands Corporation	15,043,478
91,470	Lowe’s Companies, Inc.	3,468,542
46,500	Macy’s, Inc.	1,945,560
7,300	Marriott International, Inc.	308,279

Shares	Common Stock (16.7%)	Value
Consumer Discretionary (2.5%) - continued
15,000	Marriott Vacations Worldwide Corporation[d]	$643,650
57,600	Meredith Corporation[e]	2,203,776
11,700	Netflix, Inc.[d]	2,216,097
73,870	News Corporation	2,272,241
229,200	NIKE, Inc.	13,525,092
13,900	Omnicom Group, Inc.	818,710
2,733	O’Reilly Automotive, Inc.[d]	280,269
28,200	Papa John’s International, Inc.[d]	1,743,324
12,800	Penn National Gaming, Inc.[d]	696,704
5,102	PetSmart, Inc.	316,834
123,372	Pier 1 Imports, Inc.	2,837,556
11,200	Pool Corporation	537,600
44,100	Pulte Group, Inc.[d]	892,584
221,700	Sally Beauty Holdings, Inc.[d]	6,513,546
134,300	Smith & Wesson Holding Corporation[d,e]	1,208,700
103,000	Standard Pacific Corporation[d,e]	889,920
20,700	Tempur-Pedic International, Inc.[d]	1,027,341
21,110	Time Warner Cable, Inc.	2,027,827
32,000	TJX Companies, Inc.	1,496,000
37,200	Toll Brothers, Inc.[d]	1,273,728
5,281	Tractor Supply Company	549,911
19,800	Valassis Communications, Inc.[e]	591,426
643	VF Corporation	107,863
3,200	Wynn Resorts, Ltd.	400,512

	Total	145,872,147

Consumer Staples (1.2%)
95,000	Altria Group, Inc.	3,267,050
40,085	Annie’s, Inc.[d,e]	1,533,652
77,400	Archer-Daniels-Midland Company	2,610,702
71,245	British American Tobacco plc ADR	7,626,777
35,400	Bunge, Ltd.	2,613,582
41,900	Campbell Soup Company[e]	1,900,584
21,715	Clorox Company	1,922,429
24,800	Colgate-Palmolive Company	2,927,144
58,200	Constellation Brands, Inc.[d]	2,772,648
107,660	CVS Caremark Corporation	5,920,224
134,000	Dean Foods Company[d]	2,429,420
4,480	Diageo plc ADR	563,763
5,400	Hain Celestial Group, Inc.[d,e]	329,832
91,468	Ingredion, Inc.	6,614,966
13,370	Kimberly-Clark Corporation	1,309,993
19,517	Kraft Foods Group, Inc.	1,005,711
58,562	Mondelez International, Inc.	1,792,583
120,900	Nestle SA	8,750,091
15,016	Philip Morris International, Inc.	1,392,133
112,700	Procter & Gamble Company	8,684,662
29,400	Safeway, Inc.[e]	774,690
9,900	Spectrum Brands Holdings, Inc.	560,241
12,246	TreeHouse Foods, Inc.[d]	797,827
30,380	Unilever NV ADR	1,245,580
19,600	USANA Health Sciences, Inc.[d,e]	947,268
19,300	Wal-Mart Stores, Inc.	1,444,219
4,343	Whole Foods Market, Inc.	376,755

	Total	72,114,526

Energy (2.3%)
263,213	Alpha Natural Resources, Inc.[d]	2,160,979

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (16.7%)	Value
Energy (2.3%) - continued
137,863	BP plc ADR	$5,838,498
13,400	Cabot Oil & Gas Corporation	905,974
10,100	Cameron International Corporation[d]	658,520
18,000	Carrizo Oil & Gas, Inc.[d]	463,860
52,460	Chevron Corporation	6,233,297
29,025	Concho Resources, Inc.[d]	2,827,906
224,600	Consol Energy, Inc.	7,557,790
16,900	CVR Energy, Inc.	872,378
28,400	Delek US Holdings, Inc.	1,120,664
35,400	Dril-Quip, Inc.[d]	3,085,818
10,400	Ensco plc	624,000
62,887	EOG Resources, Inc.	8,053,938
67,180	EQT Corporation	4,551,445
93,300	Exxon Mobil Corporation	8,407,263
38,100	Helmerich & Payne, Inc.	2,312,670
45,200	HollyFrontier Corporation	2,325,540
484,271	Marathon Oil Corporation	16,329,618
32,800	Marathon Petroleum Corporation	2,938,880
29,500	National Oilwell Varco, Inc.	2,087,125
93,400	Oasis Petroleum, Inc.[d]	3,555,738
24,800	Occidental Petroleum Corporation	1,943,576
34,500	Oil States International, Inc.[d]	2,814,165
128,200	Patterson-UTI Energy, Inc.	3,056,288
89,430	Peabody Energy Corporation	1,891,445
86,000	Petroleo Brasileiro SA ADR	1,425,020
208,096	Petroleum Geo-Services ASA	3,227,888
3,000	Range Resources Corporation	243,120
76,100	SandRidge Energy, Inc.[d,e]	401,047
186,050	Schlumberger, Ltd.	13,933,284
38,700	SM Energy Company	2,291,814
28,700	Southwestern Energy Company[d]	1,069,362
13,000	Tesoro Corporation	761,150
70,700	Ultra Petroleum Corporation[d,e]	1,421,070
44,900	Valero Energy Corporation	2,042,501
1,049,552	Weatherford International, Ltd.[d]	12,741,561
16,900	Western Refining, Inc.[e]	598,429

	Total	132,773,621

Financials (2.6%)
21,950	ACE, Ltd.	1,952,891
24,535	Affiliated Managers Group, Inc.[d]	3,767,840
11,400	Allied World Assurance
	Company Holdings AG	1,057,008
26,600	Allstate Corporation	1,305,262
20,400	American Assets Trust, Inc.	653,004
12,700	American Campus Communities, Inc.	575,818
4,200	Ameriprise Financial, Inc.	309,330
158,000	Annaly Capital Management, Inc.	2,510,620
14,900	Aspen Insurance Holdings, Ltd.	574,842
16,200	Axis Capital Holdings, Ltd.	674,244
350,320	Bank of America Corporation	4,266,898
17,700	Banner Corporation	563,391
29,800	BioMed Realty Trust, Inc.	643,680
22,259	Boston Properties, Inc.	2,249,495
80,800	CapitalSource, Inc.	777,296
40,000	CBL & Associates Properties, Inc.	944,000
218,607	Citigroup, Inc.	9,671,174
14,125	CME Group, Inc.	867,134
17,600	Comerica, Inc.	632,720

Shares	Common Stock (16.7%)	Value
Financials (2.6%) - continued
85,200	DCT Industrial Trust, Inc.	$630,480
31,129	Discover Financial Services	1,395,824
24,100	Douglas Emmett, Inc.	600,813
8,100	Equity Lifestyle Properties, Inc.	622,080
39,564	Equity Residential	2,178,394
16,600	Extra Space Storage, Inc.	651,882
157,900	Fifth Third Bancorp	2,575,349
11,400	First Republic Bank	440,268
53,863	HCC Insurance Holdings, Inc.	2,263,862
17,100	Highwoods Properties, Inc.	676,647
30,000	Home Loan Servicing Solutions, Ltd.	699,900
57,346	Host Hotels & Resorts, Inc.	1,002,982
132,100	Huntington Bancshares, Inc.	976,219
67,680	Invesco, Ltd.	1,960,013
84,000	iShares Barclays 1-3 Year Credit Bond Fund	8,865,360
74,000	iShares Russell 2000 Index Fund	6,975,240
149,078	J.P. Morgan Chase & Company	7,075,242
122,401	Kimco Realty Corporation	2,741,782
22,907	Lazard, Ltd.	781,816
7,200	M&T Bank Corporation	742,752
84,320	MetLife, Inc.	3,205,846
21,800	Montpelier Re Holdings, Inc.	567,890
92,100	Morgan Stanley	2,024,358
30,700	NASDAQ OMX Group, Inc.	991,610
16,800	Northern Trust Corporation	916,608
61,200	Ocwen Financial Corporation[d]	2,320,704
23,700	Pebblebrook Hotel Trust	611,223
34,600	PHH Corporation[d,e]	759,816
35,400	Piedmont Office Realty Trust, Inc.	693,486
167,409	Popular, Inc.[d]	4,622,162
4,700	Portfolio Recovery Associates, Inc.[d]	596,524
32,200	PrivateBancorp, Inc.	608,902
10,200	ProAssurance Corporation	482,766
18,100	Protective Life Corporation	647,980
16,392	Public Storage, Inc.	2,496,829
93,600	Radian Group, Inc.[e]	1,002,456
16,729	Simon Property Group, Inc.	2,652,550
57,400	SLM Corporation	1,175,552
25,200	SPDR Gold Trust[d]	3,892,140
120,400	SPDR S&P 500 ETF Trust	18,848,620
30,310	State Street Corporation	1,791,018
53,970	SVB Financial Group[d]	3,828,632
4,600	T. Rowe Price Group, Inc.	344,402
7,248	Taubman Centers, Inc.	562,880
26,398	Tower Group International, Ltd.[e]	487,043
27,496	Vornado Realty Trust	2,299,765
19,534	W.R. Berkley Corporation	866,724
261,203	Wells Fargo & Company	9,661,899
151,083	Zions Bancorporation	3,775,564

	Total	150,589,501

Health Care (2.0%)
12,500	Abbott Laboratories	441,500
2,330	Actavis, Inc.[d]	214,616
51,600	Align Technology, Inc.[d]	1,729,116
19,218	AmerisourceBergen Corporation	988,766
32,900	Amgen, Inc.	3,372,579
266,800	Arena Pharmaceuticals, Inc.[d,e]	2,190,428
22,200	Baxter International, Inc.	1,612,608

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (16.7%)	Value
Health Care (2.0%) - continued
11,000	Biogen Idec, Inc.[d]	$2,122,010
7,100	BioMarin Pharmaceutical, Inc.[d]	442,046
6,701	C.R. Bard, Inc.	675,327
5,492	Catamaran Corporation[d]	291,241
28,300	Celgene Corporation[d]	3,280,253
15,700	Charles River Laboratories International, Inc.[d]	695,039
3,817	CIGNA Corporation	238,066
42,300	Community Health Systems, Inc.	2,004,597
184,310	Covidien plc	12,503,590
21,850	Eli Lilly and Company	1,240,862
234,800	Express Scripts Holding Company[d]	13,536,220
428,600	Gilead Sciences, Inc.[d]	20,971,398
20,605	HeartWare International, Inc.[d,e]	1,822,100
87,300	Hologic, Inc.[d]	1,972,980
13,400	Illumina, Inc.[d,e]	723,600
9,700	Infinity Pharmaceuticals, Inc.[d]	470,159
20,800	Medicines Company[d]	695,136
151,220	Merck & Company, Inc.	6,688,461
2,361	Mettler-Toledo International, Inc.[d]	503,412
30,300	Myriad Genetics, Inc.[d]	769,620
3,379	Onyx Pharmaceuticals, Inc.[d]	300,258
15,700	PAREXEL International Corporation[d]	620,307
75,556	PDL BioPharma, Inc.[e]	552,314
4,700	Perrigo Company	558,031
6,773	Pharmacyclics, Inc.[d]	544,617
56,200	Questcor Pharmaceuticals, Inc.[e]	1,828,748
55,200	ResMed, Inc.[e]	2,559,072
71,610	Sanofi ADR	3,657,839
45,000	Santarus, Inc.[d]	779,850
14,900	Seattle Genetics, Inc.[d,e]	529,099
114,600	Shire Pharmaceuticals Group plc ADR	10,469,856
40,600	Spectrum Pharmaceuticals, Inc.[e]	302,876
35,400	Thoratec Corporation[d]	1,327,500
26,100	United Therapeutics Corporation[d]	1,588,707
72,276	UnitedHealth Group, Inc.	4,134,910
12,100	Vertex Pharmaceuticals, Inc.[d]	665,258
7,100	Waters Corporation[d]	666,761
12,382	Zimmer Holdings, Inc.	931,374

	Total	114,213,107

Industrials (1.7%)
71,900	Actuant Corporation	2,201,578
33,500	Acuity Brands, Inc.	2,323,225
78,400	ADT Corporation	3,836,896
14,484	AMETEK, Inc.	628,026
6,175	B/E Aerospace, Inc.[d]	372,291
24,697	CSX Corporation	608,287
165,100	Delta Air Lines, Inc.[d]	2,725,801
18,300	Deluxe Corporation	757,620
24,500	DigitalGlobe, Inc.[d]	708,295
71,281	EMCOR Group, Inc.	3,021,602
14,800	EnerSys, Inc.[d]	674,584
9,700	Expeditors International of Washington, Inc.	346,387
17,270	FedEx Corporation	1,695,914
8,016	Flowserve Corporation	1,344,363

Shares	Common Stock (16.7%)	Value
Industrials (1.7%) - continued
8,900	Fortune Brands Home and Security, Inc.[d]	$333,127
30,200	Foster Wheeler AGd	690,070
52,600	GATX Corporation	2,733,622
50,840	General Electric Company	1,175,421
3,872	Graco, Inc.	224,692
72,200	HNI Corporation	2,562,378
183,872	Honeywell International, Inc.	13,854,755
36,400	Ingersoll-Rand plc	2,002,364
220,970	Jacobs Engineering Group, Inc.[d]	12,427,353
8,830	JB Hunt Transport Services, Inc.	657,658
101,800	JetBlue Airways Corporation[d,e]	702,420
7,045	Kansas City Southern	781,291
8,500	L-3 Communications Holdings, Inc.	687,820
39,100	Landstar System, Inc.	2,232,219
12,800	Lockheed Martin Corporation	1,235,456
35,392	Manitowoc Company, Inc.	727,660
61,300	Manpower, Inc.	3,476,936
16,100	McDermott International, Inc.[d]	176,939
29,658	Oshkosh Corporation[d]	1,260,168
9,031	Parker Hannifin Corporation	827,059
27,642	Pentair, Ltd.	1,458,115
14,400	Quanta Services, Inc.[d]	411,552
4,400	Robert Half International, Inc.	165,132
4,492	Roper Industries, Inc.	571,877
60,500	Southwest Airlines Company	815,540
5,605	Stericycle, Inc.[d]	595,139
78,700	Union Pacific Corporation	11,207,667
3,900	United Rentals, Inc.[d]	214,383
136,337	United Technologies Corporation	12,737,966
15,500	USG Corporation[d,e]	409,820
53,900	Woodward, Inc.	2,143,064

	Total	100,744,532

Information Technology (3.5%)
14,699	3D Systems Corporation[d,e]	473,896
173,300	Activision Blizzard, Inc.	2,524,981
11,664	Agilent Technologies, Inc.	489,538
12,200	Alliance Data Systems Corporation[d]	1,975,058
8,666	ANSYS, Inc.[d]	705,586
67,800	AOL, Inc.[d]	2,609,622
66,107	Apple, Inc.	29,260,941
73,231	Applied Materials, Inc.	987,154
384,234	Atmel Corporation[d]	2,674,269
31,389	Autodesk, Inc.[d]	1,294,482
12,000	BMC Software, Inc.[d]	555,960
317,300	Brocade Communications Systems, Inc.[d]	1,830,821
56,100	Cavium, Inc.[d]	2,177,241
12,600	Ciena Corporation[d]	201,726
27,500	Cirrus Logic, Inc.[d,e]	625,625
220,820	Cisco Systems, Inc.	4,617,346
159,400	Citrix Systems, Inc.[d]	11,502,304
100,903	CoreLogic, Inc.[d]	2,609,352
170,429	eBay, Inc.[d]	9,240,660
17,800	EMC Corporation[d]	425,242
91,400	ExactTarget, Inc.[d]	2,126,878
6,302	F5 Networks, Inc.[d]	561,382
26,984	Google, Inc.[d]	21,426,106
60,500	Informatica Corporation[d]	2,085,435
12,800	InterDigital, Inc.[e]	612,224

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (16.7%)	Value
Information Technology (3.5%) - continued
23,518	Itron, Inc.[d]	$1,091,235
15,100	j2 Global, Inc.[e]	592,071
45,924	Juniper Networks, Inc.[d]	851,431
9,414	Lam Research Corporation[d]	390,304
900	LinkedIn Corporation[d]	158,454
12,688	MasterCard, Inc.	6,865,857
177,900	MEMC Electronic Materials, Inc.[d]	782,760
3,087	Mercadolibre, Inc.[e]	298,081
11,088	Microchip Technology, Inc.	407,595
120,166	Microsoft Corporation	3,437,949
243,870	NetApp, Inc.[d]	8,330,599
22,600	NetScout Systems, Inc.[d]	555,282
3,256	Nice Systems, Ltd. ADR[d]	119,918
16,626	Nuance Communications, Inc.[d,e]	335,513
123,506	NVIDIA Corporation	1,583,347
19,200	NXP Semiconductors NVd	580,992
183,815	Oracle Corporation	5,944,577
51,466	Plantronics, Inc.	2,274,283
209,692	QUALCOMM, Inc.	14,038,879
3,417	Red Hat, Inc.[d]	172,764
5,900	Stratasys, Ltd.[d,e]	437,898
124,340	Symantec Corporation[d]	3,068,711
8,800	Synopsys, Inc.[d]	315,744
2,375	Teradata Corporation[d]	138,961
178,827	Teradyne, Inc.[d]	2,900,574
241,420	Texas Instruments, Inc.	8,565,582
111,322	TriQuint Semiconductor, Inc.[d]	562,176
8,721	VeriFone Systems, Inc.[d]	180,350
60,500	Visa, Inc.	10,275,320
191,100	Vishay Intertechnology, Inc.[d,e]	2,600,871
120,200	VMware, Inc.[d]	9,481,376
54,100	Western Digital Corporation	2,720,148
68	Workday, Inc.[d]	4,191
78,428	Xilinx, Inc.	2,993,597
162,700	Yahoo!, Inc.[d]	3,828,331

	Total	200,479,550

Materials (0.5%)
900	Agrium, Inc.	87,750
4,600	Airgas, Inc.	456,136
4,800	Albemarle Corporation	300,096
27,500	Axiall Corporation	1,709,400
34,400	Buckeye Technologies, Inc.	1,030,280
28,625	Celanese Corporation	1,260,931
9,000	CF Industries Holdings, Inc.	1,713,330
35,600	Cliffs Natural Resources, Inc.[e]	676,756
34,100	Dow Chemical Company	1,085,744
23,200	Eagle Materials, Inc.	1,545,816
4,592	FMC Corporation	261,882
35,700	H.B. Fuller Company	1,395,156
94,300	Huntsman Corporation	1,753,037
32,200	Mosaic Company	1,919,442
5,369	Newmont Mining Corporation	224,907
25,370	Nucor Corporation	1,170,826
15,374	Silgan Holdings, Inc.	726,422
5,686	Silver Wheaton Corporation	178,256
67,127	Southern Copper Corporation	2,521,961
56,230	Steel Dynamics, Inc.	892,370
66,500	SunCoke Energy, Inc.[d]	1,085,945
148,500	Teck Resources, Ltd.	4,181,760

Shares	Common Stock (16.7%)	Value
Materials (0.5%) - continued
32,900	Walter Energy, Inc.[e]	$937,650

	Total	27,115,853

Telecommunications Services (0.1%)
115,900	AT&T, Inc.	4,252,371
97,700	Frontier Communications Corporation[e]	388,846
2,056	SBA Communications Corporation[d]	148,073
19,605	TW Telecom, Inc.[d]	493,850
51,006	Verizon Communications, Inc.	2,506,945

	Total	7,790,085

Utilities (0.3%)
35,600	Calpine Corporation[d]	733,360
29,600	CMS Energy Corporation	827,024
79,490	NiSource, Inc.	2,332,237
74,800	NRG Energy, Inc.	1,981,452
90,873	NV Energy, Inc.	1,820,186
74,000	PG&E Corporation	3,295,220
87,300	PNM Resources, Inc.	2,033,217
21,000	Public Service Enterprise Group, Inc.	721,140
43,700	Southern Company	2,050,404
41,461	Southwest Gas Corporation	1,967,739
31,500	Wisconsin Energy Corporation	1,351,035

	Total	19,113,014

	Total Common Stock (cost $842,712,143)	970,805,936

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Asset-Backed Securities (0.3%)
	Access Group, Inc.
1,400,000	0.703%, 2/25/2036[f,g]	1,394,951
	Countrywide Asset-Backed Certificates
2,500,000	5.530%, 4/25/2047	2,371,880
	Edlinc Student Loan Funding Trust
153,600	3.250%, 10/1/2025[g,h]	155,040
	GE Equipment Transportation, LLC
1,400,000	0.690%, 11/25/2016	1,399,276
	Golden Credit Card Trust
150,000	0.452%, 2/15/2018[f,g]	150,000
	Master Credit Card Trust
1,139,600	0.780%, 4/21/2017[f]	1,140,901
	Morgan Stanley Capital, Inc.
3,266,831	0.355%, 2/25/2037[g]	1,785,121
	Nissan Master Owner Trust Receivables
250,000	0.503%, 2/15/2018[g]	250,000
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036	4,755,296
3,858,461	5.580%, 11/25/2036	2,265,330
	Santander Drive Auto Receivables Trust
1,400,000	0.700%, 9/15/2017	1,399,293
	SLM Student Loan Trust
125,000	0.803%, 8/15/2022[f,g]	124,999
125,000	1.253%, 5/17/2027[f,g]	124,999

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Asset-Backed Securities (0.3%) - continued
	Volvo Financial Equipment, LLC
$1,400,000	0.740%, 3/15/2017[f]	$1,399,802
	World Omni Master Owner Trust
150,000	0.602%, 2/15/2018[f,g]	150,001

	Total	18,866,889

Basic Materials (0.1%)
	ArcelorMittal
528,000	5.375%, 6/1/2013	531,326
	Freeport-McMoRan Copper & Gold, Inc.
1,110,000	2.375%, 3/15/2018[f]	1,114,638
	International Paper Company
560,000	5.300%, 4/1/2015	605,277
	Rio Tinto Finance USA plc
600,000	3.500%, 3/22/2022	617,287
	Xstrata Finance Canada, Ltd.
604,000	1.800%, 10/23/2015[f]	610,864

	Total	3,479,392

Capital Goods (0.1%)
	BAE Systems plc
640,000	3.500%, 10/11/2016[f]	675,757
	Caterpillar Financial Services Corporation
840,000	0.527%, 2/28/2016[g]	840,734
	Eaton Corporation
300,000	1.500%, 11/2/2017[f]	300,861
450,000	4.000%, 11/2/2032[f]	449,384
	John Deere Capital Corporation
840,000	0.404%, 1/12/2015[g]	840,144
	Textron, Inc.
785,000	5.600%, 12/1/2017	885,330
	United Technologies Corporation
915,000	6.125%, 7/15/2038	1,191,095

	Total	5,183,305

Collateralized Mortgage Obligations (0.8%)
	Citigroup Mortgage Loan Trust, Inc.
1,488,057	5.500%, 11/25/2035	1,359,230
	CitiMortgage Alternative Loan Trust
4,971,706	5.750%, 4/25/2037	4,201,036
	Countrywide Alternative Loan Trust
3,592,460	5.091%, 10/25/2035	3,086,408
2,068,488	6.000%, 4/25/2036	1,630,754
978,183	6.000%, 1/25/2037	791,585
5,682,036	5.500%, 5/25/2037	4,609,381
4,354,084	7.000%, 10/25/2037	3,274,040
	Countrywide Home Loans, Inc.
2,076,926	5.750%, 4/25/2037	1,868,845
	Deutsche Alt-A Securities Mortgage Loan Trust
761,534	5.500%, 10/25/2021	778,884
	Deutsche Alt-A Securities, Inc.
1,638,783	6.000%, 10/25/2021	1,534,688

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
	GSR Mortgage Loan Trust
$2,075,587	0.394%, 8/25/2046[g]	$1,972,786
	HomeBanc Mortgage Trust
2,407,198	2.559%, 4/25/2037	1,631,897
	J.P. Morgan Mortgage Trust
1,142,975	2.783%, 6/25/2036	990,872
445,094	2.985%, 10/25/2036	371,629
5,898,837	0.584%, 1/25/2037[g]	3,743,786
5,861,507	6.250%, 8/25/2037	4,148,019
	MASTR Alternative Loans Trust
1,092,703	6.500%, 7/25/2034	1,160,103
3,402,791	0.654%, 12/25/2035[g]	1,837,020
	Merrill Lynch Alternative Note Asset Trust
1,135,942	6.000%, 3/25/2037	1,033,456
	Residential Asset Securitization Trust
4,359,545	0.584%, 8/25/2037[g]	1,438,222
	Sequoia Mortgage Trust
1,009,723	4.725%, 9/20/2046	146,555
	WaMu Mortgage Pass Through Certificates
425,266	2.675%, 9/25/2036	354,783
1,548,039	2.757%, 10/25/2036	1,316,196
4,193,876	2.393%, 11/25/2036	3,549,894

	Total	46,830,069

Commercial Mortgage-Backed Securities (1.0%)
	Banc of America Commercial Mortgage, Inc.
7,200,000	5.609%, 4/10/2049	8,310,528
4,975,000	5.623%, 6/10/2049	5,696,843
	Bear Stearns Commercial Mortgage Securities, Inc.
3,500,000	5.331%, 2/11/2044	3,904,901
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,410,046
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	8,196,192
	Credit Suisse Mortgage Capital Certificates
8,875,000	5.509%, 9/15/2039	9,769,067
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
250,000	0.727%, 12/25/2016	249,515
	Government National Mortgage Association
320,874	2.164%, 3/16/2033	325,339
284,759	3.214%, 1/16/2040	298,011
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	5,260,866
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,650,000	5.714%, 2/12/2049	4,073,276

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Commercial Mortgage-Backed Securities (1.0%) - continued
	Morgan Stanley Capital, Inc.
$2,650,000	5.406%, 3/15/2044	$2,945,069
	Wachovia Bank Commercial Mortgage Trust
5,400,000	5.603%, 10/15/2048	6,048,103

	Total	58,487,756

Communications Services (0.2%)
	American Tower Corporation
815,000	5.050%, 9/1/2020	904,730
	AT&T, Inc.
1,375,000	2.400%, 8/15/2016	1,433,725
	CBS Corporation
600,000	8.875%, 5/15/2019	801,372
	CC Holdings GS V, LLC
300,000	2.381%, 12/15/2017[f]	301,940
	Comcast Corporation
375,000	4.650%, 7/15/2042	381,622
	Cox Communications, Inc.
600,000	3.250%, 12/15/2022[f]	609,533
	Crown Castle Towers, LLC
540,000	4.174%, 8/15/2017[f]	597,264
	DIRECTV Holdings, LLC
600,000	1.750%, 1/15/2018	593,048
	NBC Universal Enterprise, Inc.
840,000	0.965%, 4/15/2018[f,g]	837,327
620,000	1.974%, 4/15/2019[f]	621,716
	NBCUniversal Media, LLC
879,000	2.875%, 4/1/2016	926,060
	Nippon Telegraph & Telephone Corporation
584,000	1.400%, 7/18/2017	587,311
	SBA Tower Trust
575,000	5.101%, 4/17/2017[f]	646,729
	Telefonica Emisiones SAU
584,000	3.729%, 4/27/2015	604,385
900,000	5.462%, 2/16/2021	968,587
	Verizon Communications, Inc.
840,000	0.481%, 3/6/2015[f,g]	839,673
453,000	1.100%, 11/1/2017	445,902
640,000	5.500%, 2/15/2018	752,300
	Vivendi SA
882,000	2.400%, 4/10/2015[f]	899,394
	Vodafone Group plc
450,000	0.675%, 2/19/2016[g]	449,558
580,000	1.250%, 9/26/2017	575,360

	Total	14,777,536

Consumer Cyclical (0.1%)
	Amazon.com, Inc.
300,000	1.200%, 11/29/2017	298,446
600,000	2.500%, 11/29/2022	583,908
	American Honda Finance Corporation
294,000	1.000%, 8/11/2015[f]	295,053
	Daimler Finance North America, LLC
715,000	1.875%, 1/11/2018[f]	720,541
	Federated Retail Holdings, Inc.
357,000	5.900%, 12/1/2016	414,770

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Consumer Cyclical (0.1%) - continued
	Ford Motor Credit Company, LLC
$580,000	12.000%, 5/15/2015	$700,726
775,000	2.375%, 1/16/2018	770,466
594,000	5.000%, 5/15/2018	654,237
	Hyundai Capital America
604,000	1.625%, 10/2/2015[f]	608,125
	Macy’s Retail Holdings, Inc.
300,000	3.875%, 1/15/2022	316,414
	Nissan Motor Acceptance Corporation
930,000	1.000%, 3/15/2016[f]	929,126
	Toyota Motor Credit Corporation
560,000	0.430%, 3/10/2015[g]	560,537
380,000	1.750%, 5/22/2017	388,175
	TRW Automotive, Inc.
360,000	7.250%, 3/15/2017[f]	416,250
	Volkswagen International Finance NV
260,000	1.150%, 11/20/2015[f]	261,069
	Western Union Company
600,000	2.375%, 12/10/2015	610,646

	Total	8,528,489

Consumer Non-Cyclical (0.4%)
	AbbVie, Inc.
300,000	1.750%, 11/6/2017[f]	303,648
450,000	2.000%, 11/6/2018[f]	455,364
	Altria Group, Inc.
600,000	9.700%, 11/10/2018	835,001
	Anheuser-Busch InBev Worldwide, Inc.
1,030,000	7.750%, 1/15/2019	1,353,534
	Avon Products, Inc.
870,000	2.375%, 3/15/2016	881,194
	Boston Scientific Corporation
465,000	5.450%, 6/15/2014	489,292
620,000	4.500%, 1/15/2015	657,729
	Bunge Limited Finance Corporation
294,000	3.200%, 6/15/2017	304,111
450,000	8.500%, 6/15/2019	580,051
	Celgene Corporation
900,000	1.900%, 8/15/2017	913,817
	ConAgra Foods, Inc.
325,000	1.350%, 9/10/2015	327,370
900,000	1.900%, 1/25/2018	908,897
	CVS Caremark Corporation
385,000	6.125%, 9/15/2039	475,657
	Express Scripts Holding Company
588,000	3.125%, 5/15/2016	621,148
312,000	2.650%, 2/15/2017	326,807
	Gilead Sciences, Inc.
464,000	2.400%, 12/1/2014	476,800
653,000	3.050%, 12/1/2016	698,953
	Heineken NV
300,000	0.800%, 10/1/2015[f]	300,030
300,000	1.400%, 10/1/2017[f]	298,636
	Kraft Foods Group, Inc.
760,000	1.625%, 6/4/2015	771,709

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Consumer Non-Cyclical (0.4%) - continued
	Laboratory Corporation of America Holdings
$588,000	2.200%, 8/23/2017	$594,521
	Lorillard Tobacco Company
584,000	2.300%, 8/21/2017	588,739
	Mattel, Inc.
600,000	1.700%, 3/15/2018[e]	603,269
	McKesson Corporation
300,000	0.950%, 12/4/2015	300,821
	Medco Health Solutions, Inc.
900,000	7.125%, 3/15/2018	1,113,704
	Medtronic, Inc.
930,000	1.375%, 4/1/2018	929,998
	Mylan, Inc.
600,000	7.875%, 7/15/2020[f]	700,150
	PepsiCo, Inc.
840,000	0.497%, 2/26/2016[g]	840,492
	Roche Holdings, Inc.
588,000	7.000%, 3/1/2039[f]	853,690
	SABMiller Holdings, Inc.
960,000	2.450%, 1/15/2017[f]	999,353
	Safeway, Inc.
625,000	5.000%, 8/15/2019	696,742
320,000	4.750%, 12/1/2021[e]	344,469
	Teva Pharmaceutical Finance Company BV
930,000	2.400%, 11/10/2016	971,571
	Tyson Foods, Inc.
760,000	4.500%, 6/15/2022	826,975
	Zoetis, Inc.
150,000	1.150%, 2/1/2016[f]	150,400
450,000	1.875%, 2/1/2018[f]	452,901

	Total	22,947,543

Energy (0.2%)
	BP Capital Markets plc
906,000	1.375%, 11/6/2017	907,203
600,000	4.500%, 10/1/2020	685,556
	EQT Corporation
770,000	8.125%, 6/1/2019	955,885
	Marathon Oil Corporation
906,000	0.900%, 11/1/2015	903,790
150,000	6.000%, 10/1/2017	178,118
	Marathon Petroleum Corporation
584,000	3.500%, 3/1/2016	623,974
	Murphy Oil Corporation
450,000	2.500%, 12/1/2017	451,867
	Phillips 66
788,000	2.950%, 5/1/2017	835,115
	Pioneer Natural Resources Company
294,000	5.875%, 7/15/2016	332,483
	Suncor Energy, Inc.
519,000	6.100%, 6/1/2018	627,795
	Transocean, Inc.
292,000	5.050%, 12/15/2016	324,440
734,000	6.000%, 3/15/2018	831,331
310,000	6.375%, 12/15/2021	360,926
	Valero Energy Corporation
640,000	9.375%, 3/15/2019	873,139
320,000	7.500%, 4/15/2032	416,084

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Energy (0.2%) - continued
	Weatherford International, Ltd.
$932,000	6.750%, 9/15/2040	$1,026,810

	Total	10,334,516

Financials (1.7%)
	ABN Amro North American Holding Preferred Capital Repackage Trust I
302,000	3.388%, 12/29/2049[f,g,i]	302,000
	Achmea Hypotheekbank NV
371,000	3.200%, 11/3/2014[f]	386,508
	American Express Centurion Bank
750,000	0.875%, 11/13/2015	749,980
	American Express Credit Corporation
380,000	2.375%, 3/24/2017	397,356
	American International Group, Inc.
1,000,000	2.375%, 8/24/2015	1,025,800
991,000	3.800%, 3/22/2017	1,072,336
	American Tower Trust I
310,000	1.551%, 3/15/2018[f]	311,206
	ANZ National International, Ltd. of London
1,007,000	3.125%, 8/10/2015[f]	1,052,163
	ANZ New Zealand International, Ltd.
1,120,000	1.125%, 3/24/2016[f]	1,121,014
	Associated Banc Corporation
294,000	1.875%, 3/12/2014	295,298
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
300,000	4.125%, 11/9/2022[f]	301,500
	Bank Nederlandse Gemeenten NV
840,000	1.375%, 3/19/2018[f]	845,282
	Bank of America Corporation
1,214,000	7.750%, 8/15/2015	1,371,631
1,120,000	1.500%, 10/9/2015	1,123,699
590,000	5.750%, 8/15/2016	657,917
1,010,000	5.750%, 12/1/2017	1,168,225
550,000	2.000%, 1/11/2018	547,384
1,770,000	1.354%, 3/22/2018[g]	1,768,288
595,000	5.650%, 5/1/2018	688,300
620,000	3.300%, 1/11/2023	611,357
	Bank of Nova Scotia
1,120,000	0.680%, 3/15/2016[g]	1,119,339
620,000	0.950%, 3/15/2016	623,357
	Barclays Bank plc
980,000	6.050%, 12/4/2017[f]	1,092,323
	BBVA Banco Continental SA
960,000	2.250%, 7/29/2016[f]	942,432
	BBVA US Senior SAU
450,000	4.664%, 10/9/2015	461,463
	Berkshire Hathaway Finance Corporation
780,000	1.600%, 5/15/2017	795,493
	BNP Paribas SA
894,000	2.375%, 9/14/2017	907,238

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Financials (1.7%) - continued
	Canadian Imperial Bank of Commerce
$610,000	2.600%, 7/2/2015[f]	$637,938
	Capital One Financial Corporation
604,000	2.150%, 3/23/2015	616,386
560,000	0.734%, 3/22/2016[g]	559,996
300,000	6.150%, 9/1/2016	344,874
	Cigna Corporation
600,000	4.000%, 2/15/2022	648,149
	Citigroup, Inc.
1,650,000	5.000%, 9/15/2014	1,732,549
1,015,000	4.750%, 5/19/2015	1,088,772
1,011,000	6.000%, 8/15/2017	1,180,416
625,000	8.500%, 5/22/2019	832,655
600,000	4.050%, 7/30/2022	619,814
	CNA Financial Corporation
870,000	7.350%, 11/15/2019	1,101,227
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,120,000	0.762%, 3/18/2016[g]	1,120,376
550,000	3.950%, 11/9/2022	553,762
	Credit Suisse AG
930,000	5.400%, 1/14/2020	1,042,400
	DDR Corporation
965,000	9.625%, 3/15/2016	1,176,179
	Discover Financial Services
900,000	6.450%, 6/12/2017	1,054,492
208,000	3.850%, 11/21/2022[f]	214,092
	DnB Boligkreditt AS
1,120,000	1.450%, 3/21/2018[e,f]	1,125,021
	Eksportfinans ASA
390,000	3.000%, 11/17/2014	388,050
548,000	5.500%, 5/25/2016[e]	569,245
	Fifth Third Bancorp
671,000	5.450%, 1/15/2017	753,491
	General Electric Capital Corporation
600,000	1.000%, 12/11/2015	603,728
500,000	0.505%, 1/8/2016[g]	496,580
385,000	1.162%, 5/9/2016[g]	385,228
285,000	1.600%, 11/20/2017[e]	286,078
310,000	1.018%, 4/2/2018[c,g]	310,154
620,000	1.625%, 4/2/2018[c]	617,338
900,000	6.000%, 8/7/2019	1,092,658
840,000	1.281%, 3/15/2023[g]	842,349
600,000	6.750%, 3/15/2032	763,736
	Genworth Financial, Inc.
750,000	6.515%, 5/22/2018[e]	852,209
	Goldman Sachs Group, Inc.
1,150,000	3.700%, 8/1/2015	1,215,352
888,000	0.734%, 3/22/2016[g]	877,892
750,000	2.375%, 1/22/2018	760,224
600,000	7.500%, 2/15/2019	750,640
900,000	5.250%, 7/27/2021	1,019,762
	Hartford Financial Services Group, Inc.
841,000	4.000%, 10/15/2017	931,445
600,000	5.125%, 4/15/2022	692,068
	HCP, Inc.
780,000	2.625%, 2/1/2020	784,982
	Health Care REIT, Inc.
300,000	2.250%, 3/15/2018	302,721

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Financials (1.7%) - continued
	HSBC Holdings plc
$798,000	6.500%, 5/2/2036	$978,346
	HSBC USA, Inc.
620,000	1.625%, 1/16/2018	619,423
	ING Bank NV
460,000	2.000%, 9/25/2015[f]	467,360
604,000	3.750%, 3/7/2017[f]	643,641
	ING Capital Funding Trust III
600,000	3.911%, 12/29/2049[g,i]	579,000
	ING US, Inc.
600,000	2.900%, 2/15/2018[f]	608,578
	Intesa Sanpaolo SPA
400,000	3.125%, 1/15/2016	391,017
890,000	3.875%, 1/16/2018	860,586
	J.P. Morgan Chase & Company
275,000	1.100%, 10/15/2015	275,391
600,000	1.125%, 2/26/2016	601,211
604,000	3.450%, 3/1/2016	642,152
876,000	2.000%, 8/15/2017	892,017
960,000	1.201%, 1/25/2018[g]	966,312
515,000	1.800%, 1/25/2018[e]	517,721
900,000	6.300%, 4/23/2019	1,099,270
320,000	3.200%, 1/25/2023	319,482
	J.P. Morgan Chase Bank NA
815,000	0.610%, 6/13/2016[g]	802,017
	KeyBank NA
985,000	7.413%, 5/6/2015	1,110,631
	Liberty Mutual Group, Inc.
292,000	4.950%, 5/1/2022[f]	320,178
604,000	6.500%, 5/1/2042[f]	688,222
	Liberty Property, LP
830,000	5.500%, 12/15/2016	938,343
300,000	3.375%, 6/15/2023	297,838
	Lloyds TSB Bank plc
600,000	6.500%, 9/14/2020[f]	672,826
	Merrill Lynch & Company, Inc.
620,000	6.400%, 8/28/2017	727,689
	Mizuho Corporate Bank, Ltd.
590,000	1.850%, 3/21/2018[f]	591,534
	Morgan Stanley
588,000	4.750%, 4/1/2014[e]	607,895
300,000	1.538%, 2/25/2016[g]	301,278
300,000	1.750%, 2/25/2016	302,336
900,000	4.750%, 3/22/2017	992,721
630,000	6.250%, 8/28/2017	733,185
900,000	5.500%, 1/26/2020	1,031,180
1,050,000	4.875%, 11/1/2022[e]	1,113,118
	Murray Street Investment Trust I
1,168,000	4.647%, 3/9/2017	1,277,207
	Nederlandse Waterschapsbank NV
1,120,000	0.750%, 3/29/2016[f]	1,118,095
	Nomura Holdings, Inc.
840,000	1.730%, 9/13/2016[g]	842,523
1,240,000	2.000%, 9/13/2016	1,236,958
	Nordea Eiendomskreditt AS
840,000	2.125%, 9/22/2016[f]	872,659
	Prologis, LP
320,000	6.625%, 5/15/2018	384,808
960,000	7.375%, 10/30/2019	1,202,066
	Prudential Financial, Inc.
525,000	5.625%, 6/15/2043	543,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Financials (1.7%) - continued
	Realty Income Corporation
$302,000	2.000%, 1/31/2018	$303,967
	Regions Bank
1,605,000	7.500%, 5/15/2018	1,970,137
	Reinsurance Group of America, Inc.
570,000	5.625%, 3/15/2017	645,659
302,000	5.000%, 6/1/2021	336,649
	Royal Bank of Canada
840,000	0.650%, 3/8/2016[g]	840,483
	Royal Bank of Scotland Group plc
588,000	5.050%, 1/8/2015	609,498
600,000	2.550%, 9/18/2015	616,673
300,000	6.125%, 12/15/2022	310,289
	Santander US Debt SAU
720,000	3.724%, 1/20/2015[f]	727,826
	Simon Property Group, Inc.
600,000	1.500%, 2/1/2018[f]	597,907
	Simon Property Group, LP
620,000	10.350%, 4/1/2019	894,746
	SLM Corporation
480,000	3.875%, 9/10/2015	499,818
300,000	6.250%, 1/25/2016	327,743
	Societe Generale SA
580,000	5.200%, 4/15/2021[e,f]	648,133
685,000	6.625%, 12/11/2049[i]	685,000
	Svensk Exportkredit AB
1,120,000	1.125%, 4/5/2018[c]	1,114,509
	Svenska Handelsbanken AB
840,000	0.732%, 3/21/2016[g]	838,780
600,000	3.125%, 7/12/2016	636,898
370,000	1.625%, 3/21/2018	368,946
	Swedbank AB
735,000	1.750%, 3/12/2018[f]	732,104
	Swedbank Hypotek AB
1,120,000	1.375%, 3/28/2018[f]	1,119,461
	Swiss RE Capital I, LP
750,000	6.854%, 5/29/2049[f,i]	793,875
	Toronto-Dominion Bank
470,000	2.200%, 7/29/2015[f]	487,672
	U.S. Bancorp
390,000	1.650%, 5/15/2017	397,431
	UBS AG London
1,120,000	0.750%, 3/24/2016[f]	1,117,807
	UBS AG/Stamford, Connecticut
351,000	5.875%, 12/20/2017	416,315
	Ventas Realty, LP
620,000	2.700%, 4/1/2020	622,060
	Wachovia Corporation
1,200,000	5.625%, 10/15/2016	1,369,541
	Wells Fargo & Company
561,000	2.100%, 5/8/2017	578,507
600,000	3.450%, 2/13/2023	604,032

	Total	103,066,572

Foreign Government (0.1%)
	Asian Development Bank
1,120,000	0.500%, 6/20/2016	1,119,854
	Costa Rica Government International Bond
552,000	4.250%, 1/26/2023[f]	551,172

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Foreign Government (0.1%) - continued
	Export-Import Bank of Korea
$600,000	1.250%, 11/20/2015	$600,370
	International Finance Corporation
275,000	0.500%, 5/16/2016	274,965
	Kommunalbanken AS
300,000	2.750%, 5/5/2015[f]	313,830
1,120,000	0.360%, 3/18/2016[f,g]	1,119,334
	Sweden Government International Bond
200,000	0.375%, 12/22/2015[f]	199,798
2,120,000	0.375%, 3/29/2016[f]	2,113,670

	Total	6,292,993

Mortgage-Backed Securities (6.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
43,575,000	2.500%, 4/1/2028[c]	45,113,742
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
43,750,000	3.000%, 4/1/2043[c]	44,925,781
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
43,500,000	2.500%, 4/1/2028[c]	45,124,455
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
43,562,500	3.000%, 4/1/2043[c,j]	44,930,633
85,375,000	3.500%, 4/1/2043[c]	90,150,664
81,787,500	4.000%, 4/1/2043[c]	87,193,147

	Total	357,438,422

Technology (0.1%)
	Computer Sciences Corporation
442,000	2.500%, 9/15/2015	453,927
	Hewlett-Packard Company
588,000	2.125%, 9/13/2015	596,134
669,000	2.600%, 9/15/2017[e]	674,188
620,000	3.750%, 12/1/2020	615,530
	Intel Corporation
600,000	4.000%, 12/15/2032	592,712
	Microsoft Corporation
302,000	0.875%, 11/15/2017	300,911
	Motorola Solutions, Inc.
450,000	3.500%, 3/1/2023	452,654
	Oracle Corporation
604,000	1.200%, 10/15/2017	604,664
302,000	2.500%, 10/15/2022	296,477
	Samsung Electronics America, Inc.
600,000	1.750%, 4/10/2017[f]	608,580
	Xerox Corporation
588,000	7.200%, 4/1/2016	673,595

	Total	5,869,372

Transportation (0.1%)
	Canadian Pacific Railway Company
405,000	7.125%, 10/15/2031	519,719
490,000	5.750%, 3/15/2033	560,955

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Transportation (0.1%) - continued
	Continental Airlines, Inc.
$390,000	4.150%, 4/11/2024	$405,112
	CSX Corporation
671,000	6.250%, 4/1/2015	742,987
	Delta Air Lines, Inc.
882,000	6.750%, 5/23/2017	922,837
150,000	4.750%, 5/7/2020	162,000
	ERAC USA Finance, LLC
604,000	1.400%, 4/15/2016[f]	607,515
	Kansas City Southern de Mexico SA de CV
450,000	8.000%, 2/1/2018	491,625
310,000	6.625%, 12/15/2020	351,850
662,000	6.125%, 6/15/2021	748,060

	Total	5,512,660

U.S. Government and Agencies (3.4%)
	FDIC Structured Sale Guaranteed Notes
240,000	Zero Coupon, 1/7/2014[f]	239,190
	Federal Agricultural Mortgage Corporation
465,000	2.125%, 9/15/2015	481,425
	Federal Home Loan Banks
3,640,000	0.375%, 1/29/2014	3,645,908
	Federal Home Loan Mortgage Corporation
640,000	1.750%, 9/10/2015	661,297
3,535,000	0.750%, 1/12/2018	3,513,408
6,365,169	3.000%, 2/15/2033[k]	965,694
	Federal National Mortgage Association
1,200,000	0.500%, 5/27/2015	1,203,973
750,000	4.375%, 10/15/2015	825,317
5,000,000	0.375%, 12/21/2015	4,994,090
2,400,000	1.375%, 11/15/2016	2,471,664
2,290,000	0.875%, 12/20/2017	2,288,118
540,000	6.250%, 5/15/2029	766,875
13,910,848	3.500%, 1/25/2033[k]	2,206,683
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	663,483
	U.S. Treasury Bonds
1,215,000	7.625%, 2/15/2025	1,929,572
4,750,000	5.250%, 11/15/2028	6,434,768
2,975,000	4.375%, 5/15/2040	3,728,978
12,410,000	3.000%, 5/15/2042	12,150,159
	U.S. Treasury Bonds, TIPS
128,226	2.375%, 1/15/2025	172,083
90,527	2.125%, 2/15/2040	127,522
	U.S. Treasury Notes
235,000	0.250%, 4/30/2014	235,174
8,055,000	0.750%, 6/15/2014	8,108,807
6,610,000	2.500%, 4/30/2015	6,915,713
42,180,000	0.375%, 2/15/2016	42,206,363
1,785,000	2.625%, 2/29/2016	1,902,141
1,225,000	1.000%, 10/31/2016	1,247,682
4,350,000	3.250%, 3/31/2017[l]	4,812,527
11,200,000	0.875%, 1/31/2018	11,272,621
1,000,000	0.750%, 2/28/2018	999,766
2,000,000	0.875%, 7/31/2019	1,974,218
48,500,000	1.375%, 1/31/2020[l]	49,053,191
12,910,000	1.625%, 8/15/2022	12,743,577

Principal Amount	Long-Term Fixed Income (15.0%)	Value
U.S. Government and Agencies (3.4%) - continued
	U.S. Treasury Notes, TIPS
$641,902	1.125%, 1/15/2021	$756,743
783,120	0.125%, 1/15/2022	852,072
3,021,725	0.125%, 1/15/2023	3,259,453

	Total	195,810,255

Utilities (0.3%)
	American Electric Power Company, Inc.
600,000	1.650%, 12/15/2017	602,025
	DCP Midstream Operating, LP
300,000	2.500%, 12/1/2017	304,562
	Enel Finance International NV
586,000	3.875%, 10/7/2014[f]	602,309
	Energy Transfer Partners, LP
310,000	9.700%, 3/15/2019	417,874
876,000	4.650%, 6/1/2021	953,495
	Enterprise Products Operating, LLC
876,000	1.250%, 8/13/2015	882,406
	Exelon Corporation
790,000	4.900%, 6/15/2015	855,134
	FirstEnergy Solutions Corporation
1,259,000	4.800%, 2/15/2015	1,357,098
	Georgia Power Company
840,000	0.600%, 3/15/2016[g]	840,486
	Iberdrola Finance Ireland, Ltd.
540,000	3.800%, 9/11/2014[f]	556,027
	ITC Holdings Corporation
746,000	5.875%, 9/30/2016[f]	842,914
	Kinder Morgan Energy Partners, LP
638,000	5.300%, 9/15/2020	746,489
588,000	5.000%, 8/15/2042	596,086
	MidAmerican Energy Holdings Company
588,000	6.500%, 9/15/2037	763,365
	NextEra Energy Capital Holdings, Inc.
882,000	1.200%, 6/1/2015	888,670
	NiSource Finance Corporation
900,000	6.400%, 3/15/2018	1,080,797
	ONEOK Partners, LP
375,000	8.625%, 3/1/2019	496,713
	Pacific Gas & Electric Company
841,000	5.625%, 11/30/2017	1,004,667
	PPL Capital Funding, Inc.
600,000	3.500%, 12/1/2022	604,429
	Sempra Energy
891,000	6.150%, 6/15/2018	1,087,254
	Williams Partners, LP
294,000	7.250%, 2/1/2017	353,666
294,000	5.250%, 3/15/2020	335,037

	Total	16,171,503

	Total Long-Term Fixed Income (cost $865,325,859)	879,597,272

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Collateral Held for Securities Loaned (0.8%)	Value
44,094,828	Thrivent Cash Management Trust	$44,094,828

	Total Collateral Held for Securities Loaned (cost $44,094,828)	44,094,828

Shares or Principal Amount	Short-Term Investments (22.7%)	Value
	Federal Home Loan Bank Discount Notes
50,000,000	0.082%, 4/24/2013[m]	49,997,039
19,400,000	0.135%, 6/7/2013[m,n]	19,394,901
	Federal Home Loan Mortgage Corporation Discount Notes
26,300,000	0.115%, 6/10/2013[m,n]	26,293,867
1,224,621,505	Thrivent Cash Management Trust	1,224,621,505

	Total Short-Term Investments (at amortized cost)	1,320,307,312

	Total Investments (cost $5,966,837,269) 107.9%	$6,282,807,224

	Other Assets and Liabilities, Net (7.9%)	(457,313,268)

	Total Net Assets 100.0%	$5,825,493,956

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $49,028,765 or 0.8% of total net assets.

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.
h

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Portfolio owned as of March 28, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	2/28/2013	$154,938

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	All or a portion of the security was earmarked to cover written options.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	At March 28, 2013, $4,522,213 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At March 28, 2013, $42,789,488 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$377,160,183
Gross unrealized depreciation	(61,190,228)

Net unrealized appreciation (depreciation)	$315,969,955

Cost for federal income tax purposes	$5,966,837,269

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	11,340,943	–	11,340,943	–
Capital Goods	12,219,416	–	12,219,416	–
Communications Services	87,796,074	–	87,796,074	–
Consumer Cyclical	12,438,066	–	12,438,066	–
Consumer Non-Cyclical	48,365,841	–	48,365,841	–
Energy	8,771,196	–	8,771,196	–
Financials	3,698,906	–	3,698,906	–
Technology	17,440,113	–	17,440,113	–
Transportation	5,369,330	–	5,369,330	–
Utilities	5,865,415	–	5,865,415	–
Mutual Funds
Equity Mutual Funds	1,567,415,790	1,567,415,790	–	–
Fixed Income Mutual Funds	1,287,280,786	1,287,280,786	–	–
Common Stock
Consumer Discretionary	145,872,147	145,872,147	–	–
Consumer Staples	72,114,526	63,364,435	8,750,091	–
Energy	132,773,621	129,545,733	3,227,888	–
Financials	150,589,501	150,589,501	–	–
Health Care	114,213,107	114,213,107	–	–
Industrials	100,744,532	100,744,532	–	–
Information Technology	200,479,550	200,479,550	–	–
Materials	27,115,853	27,115,853	–	–
Telecommunications Services	7,790,085	7,790,085	–	–
Utilities	19,113,014	19,113,014	–	–
Long-Term Fixed Income
Asset-Backed Securities	18,866,889	–	18,711,849	155,040
Basic Materials	3,479,392	–	3,479,392	–
Capital Goods	5,183,305	–	5,183,305	–
Collateralized Mortgage Obligations	46,830,069	–	46,830,069	–
Commercial Mortgage-Backed
Securities	58,487,756	–	58,487,756	–
Communications Services	14,777,536	–	14,777,536	–
Consumer Cyclical	8,528,489	–	8,528,489	–
Consumer Non-Cyclical	22,947,543	–	22,947,543	–
Energy	10,334,516	–	10,334,516	–
Financials	103,066,572	–	103,066,572	–
Foreign Government	6,292,993	–	6,292,993	–
Mortgage-Backed Securities	357,438,422	–	357,438,422	–
Technology	5,869,372	–	5,869,372	–
Transportation	5,512,660	–	5,512,660	–
U.S. Government and Agencies	195,810,255	–	195,810,255	–
Utilities	16,171,503	–	16,171,503	–
Collateral Held for Securities Loaned	44,094,828	44,094,828	–	–
Short-Term Investments	1,320,307,312	1,224,621,505	95,685,807	–

Total	$6,282,807,224	$5,082,240,866	$1,200,411,318	$155,040

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,901,248	3,901,248	–	–
Call Options Written	102,287	–	–	102,287

Total Asset Derivatives	$4,003,535	$3,901,248	$–	$102,287

Liability Derivatives
Futures Contracts	11,624,414	3,369,892	8,254,522	–
Credit Default Swaps	92,867	–	92,867	–

Total Liability Derivatives	$11,717,281	$3,369,892	$8,347,389	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(295)	June 2013	($65,018,944)	($65,033,673)	($14,729)
5-Yr. U.S.Treasury Bond Futures	(775)	June 2013	(96,043,146)	(96,142,385)	(99,239)
10-Yr. U.S. Treasury Bond Futures	(230)	June 2013	(30,285,627)	(30,356,407)	(70,780)
30-Yr. U.S. Treasury Bond Futures	1,150	June 2013	166,322,258	166,139,063	(183,195)
Eurex EURO STOXX 50 Futures	6,412	June 2013	221,796,448	213,541,926	(8,254,522)
Mini MSCI EAFE Index Futures	881	June 2013	73,354,798	73,087,760	(267,038)
Russell 2000 Index Mini-Futures	122	June 2013	11,256,611	11,576,580	319,969
S&P 400 Index Futures	(526)	June 2013	(57,807,689)	(60,542,600)	(2,734,911)
S&P 500 Index Futures	1,161	June 2013	449,992,396	453,573,675	3,581,279
Total Futures Contracts					($7,723,166)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option	40	$103.39	April 2013	($12,398)	$102,287
Total Call Options Written				($12,398)	$102,287

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2018	$48,500,000	$1,423,942	($1,516,809)	($92,867)
Total Credit Default Swaps					($1,516,809)	($92,867)

1

As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Partner Small Cap Growth	$79,055,103	$–	$–	5,698,281	$88,334,184	$–
Partner Small Cap Value	90,308,232	–	–	4,264,932	102,007,368	–
Small Cap Stock	47,193,950	–	–	3,596,908	52,825,269	–
Partner Mid Cap Value	86,604,747	–	–	5,904,171	97,642,595	–
Mid Cap Stock	152,496,820	–	–	11,654,145	171,476,761	–
Partner Worldwide Allocation	459,697,332	–	–	53,338,438	472,141,190	–
Large Cap Value	313,363,721	–	–	26,115,820	347,029,624	–
Large Cap Stock	187,027,872	–	–	20,286,779	204,013,992	–
Equity Income Plus	29,226,201	–	–	2,977,010	31,944,807	–
High Yield	183,561,939	2,763,644	30,804	36,888,891	187,915,702	2,762,994
Income	662,868,511	5,682,562	86,250	62,050,485	666,378,775	5,694,602
Limited Maturity Bond	431,474,553	1,330,104	92,411	43,600,784	432,986,309	1,332,387
Cash Management Trust- Collateral Investment	46,692,956	119,039,972	121,638,100	44,094,828	44,094,828	176,679
Cash Management Trust- Short Term Investment	834,029,047	670,314,693	279,722,235	1,224,621,505	1,224,621,505	257,565
Total Value and Income Earned	3,603,600,984				4,123,412,909	10,224,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (3.9%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$1,742,972	5.750%, 5/16/2018	$1,771,522
	FMG Resources August 2006 Pty., Ltd., Term Loan
1,477,575	5.250%, 10/18/2017	1,494,331
	Ineos US Finance, LLC, Term Loan
2,352,099	6.500%, 5/4/2018	2,389,050

	Total	5,654,903

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
1,815,450	4.250%, 10/5/2019	1,833,986
	Berry Plastics Group, Inc., Term Loan
3,470,000	3.500%, 2/4/2020	3,460,527
	MRC Global, Inc., Term Loan
1,293,500	6.250%, 10/24/2019	1,308,052
	Silver II Borrower, Term Loan
922,688	4.000%, 12/5/2019	929,432

	Total	7,531,997

Communications Services (1.4%)
	Atlantic Broadband Penn, LLC, Term Loan
1,034,800	4.500%, 9/10/2019	1,048,252
	Charter Communications Operating, LLC, Term Loan
752,400	4.000%, 5/15/2019	758,314
	Clear Channel Communications, Inc., Term Loan
1,805,000	3.854%, 1/29/2016	1,598,779
	Cricket Communications, Inc., Term Loan
259,350	4.750%, 10/10/2019	260,486
1,965,000	3.500%, 3/1/2020[b,c]	1,975,316
	Cumulus Media, Inc., Term Loan
1,895,475	4.500%, 9/17/2018	1,918,770
	Fairpoint Communications, Term Loan
2,310,000	7.500%, 2/14/2019	2,247,122
	Integra Telecom Holdings, Inc., Term Loan
690,000	6.000%, 2/18/2020	698,735
460,000	9.750%, 2/18/2020[b,c]	471,693
	Intelsat Jackson Holdings SA, Term Loan
1,306,492	4.500%, 4/2/2018	1,324,130
	Level 3 Financing, Inc., Term Loan
2,540,000	4.750%, 8/1/2019	2,568,042
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
1,290,250	6.000%, 6/9/2017	1,302,353
	MCC Georgia, LLC, Term Loan
1,034,800	4.000%, 1/20/2020	1,041,268
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,840,000	0.000%, 3/18/2019[b,c]	1,774,459
	NEP Broadcasting, LLC, Term Loan
3,441,950	4.433%, 1/18/2020 [b,c]	3,476,370
209,286	1.556%, 8/18/2020[b,c]	217,657

Principal Amount	Bank Loans (3.9%)[a]	Value
Communications Services (1.4%) - continued
	RCN Corporation, Term Loan
$1,850,000	5.250%, 2/13/2020	$1,875,438
	SBA Senior Finance II, LLC, Term Loan
778,050	3.750%, 9/28/2019	787,293
	Syniverse Holdings, Inc., Term Loan
1,850,000	0.000%, 4/20/2019[b,c]	1,853,848
	TNS, Inc., Term Loan
1,440,000	5.000%, 2/14/2020	1,436,400
	Toys R Us, Inc., Term Loan
1,675,200	5.250%, 5/25/2018	1,594,237
	Univision Communications, Inc., Term Loan
831,432	4.750%, 9/29/2014	832,372
1,755,000	4.750%, 3/31/2017	1,762,459
460,000	4.750%, 2/22/2020	462,185
	Van Wagner Communications, Inc., Term Loan
1,495,000	8.250%, 8/3/2018	1,513,687
	Virgin Media Investment Holdings, Ltd., Term Loan
2,825,000	0.000%, 2/15/2020[b,c]	2,811,412
	WideOpenWest Finance, LLC, Term Loan
1,945,225	6.250%, 7/17/2018	1,964,366
3,045,000	0.000%, 3/19/2019[b,c]	3,071,004
	Zayo Group, LLC, Term Loan
2,300,000	0.000%, 7/2/2019[b,c]	2,321,689

	Total	44,968,136

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,233,290	5.500%, 2/23/2017	1,248,508
	Chrysler Group, LLC, Term Loan
940,428	6.000%, 5/24/2017	956,886
	MGM Resorts International, Term Loan
1,431,412	3.792%, 12/13/2019	1,453,599
	Rock Ohio Caesars, LLC, 18 Month Delayed Draw, Term Loan
238,333	2.250%, 8/19/2017[b,c]	244,888
	Rock Ohio Caesars, LLC, Term Loan
1,828,667	8.500%, 8/19/2017	1,878,955
	Seven Seas Cruises S de RL, LLC, Term Loan
2,315,000	4.750%, 12/21/2018	2,341,044

	Total	8,123,880

Consumer Non-Cyclical (1.0%)
	Albertsons, LLC, Term Loan
1,780,000	2.500%, 2/26/2016[b,c]	1,808,925
	Bausch & Lomb, Inc., Term Loan
1,295,213	5.250%, 5/17/2019	1,306,999
	Biomet, Inc., Term Loan
2,118,438	4.033%, 7/25/2017	2,141,380
	Ceridian Corporation, Term Loan
1,556,585	5.953%, 5/9/2017	1,583,265

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (3.9%)[a]	Value
Consumer Non-Cyclical (1.0%) - continued
	CHS/Community Health Systems, Inc., Term Loan
$1,300,000	3.787%, 1/25/2017	$1,312,558
	Del Monte Corporation, Term Loan
295,000	3.000%, 3/8/2018[b,c]	297,443
	DJO Finance, LLC, Term Loan
1,290,251	4.750%, 9/15/2017	1,309,063
460,000	0.000%, 9/29/2017[b,c]	466,707
	Grifols, Inc., Term Loan
1,287,300	4.250%, 6/1/2017	1,298,706
	HJ Heinz Company, Term Loan
805,000	0.000%, 3/27/2020[b,c]	811,818
	Hologic, Inc., Term Loan
1,557,175	4.500%, 8/1/2019	1,576,640
	JBS USA, LLC, Term Loan
1,725,000	3.750%, 5/25/2018	1,725,000
	Moneygram International, Inc., Term Loan
1,840,000	0.000%, 3/27/2020[b,c]	1,854,959
	Offshore Group Investment, Ltd., Term Loan
700,000	0.000%, 3/22/2019[b,c]	702,625
	Reynolds Group Holdings, Inc., Term Loan
258,700	4.750%, 9/28/2018[b,c]	262,283
	Rite Aid Corporation, Term Loan
345,000	4.000%, 2/7/2020	348,736
695,000	5.750%, 7/7/2020	719,325
	ROC Finance, LLC, Term Loan
2,530,000	0.000%, 3/27/2019[b,c]	2,541,081
	Roundy’s Supermarkets, Inc., Term Loan
1,720,267	5.750%, 2/26/2020	1,712,285
	SuperValu, Inc., Term Loan
2,125,000	4.508%, 1/10/2019[b,c]	2,159,765
	Tronox, Inc., Term Loan
690,000	0.000%, 2/26/2020[b,c]	699,198
	US Coatings Acquisition, Inc., Term Loan
1,615,000	4.750%, 1/18/2020	1,635,866
	Visant Corporation, Term Loan
1,626,507	5.250%, 12/22/2016	1,576,265
	Warner Chilcott Company, LLC, Term Loan
62,144	4.250%, 3/15/2018	63,089
175,374	4.250%, 3/15/2018	178,041
76,341	4.250%, 3/15/2018	77,502
	WC Luxco Sarl, Term Loan
138,549	4.250%, 3/15/2018	140,656

	Total	30,310,180

Energy (0.2%)
	American Petroleum Tankers Parent, LLC, Term Loan
575,000	0.000%, 9/28/2019[b,c]	575,000
	Chesapeake Energy Corporation, Term Loan
3,910,000	5.750%, 12/2/2017	4,026,831
	NTELOS, Inc., Term Loan
681,575	5.750%, 11/9/2019	665,217

Principal Amount	Bank Loans (3.9%)[a]	Value
Energy (0.2%) - continued
	Plains Exploration & Production Company, Term Loan
$540,000	4.000%, 10/15/2019	$540,540

	Total	5,807,588

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
2,515,000	2.756%, 8/31/2019[b,c]	2,541,734

	Total	2,541,734

Technology (0.3%)
	First Data Corporation Extended, Term Loan
2,090,000	4.204%, 3/26/2018	2,080,867
	First Data Corporation, Term Loan
1,040,000	5.204%, 9/24/2018	1,046,791
	Freescale Semiconductor, Inc., Term Loan
2,240,357	6.000%, 2/28/2019	2,245,263
	Infor US, Inc., Term Loan
1,013,009	5.250%, 4/5/2018	1,028,458
	SunGard Data Systems, Inc., Term Loan
2,310,000	1.812%, 12/4/2019	2,336,958

	Total	8,738,337

Transportation (0.1%)
	Delta Air Lines, Inc., Term Loan
1,621,960	4.250%, 4/20/2017	1,642,640
	United Air Lines, Inc., Term Loan
1,150,000	0.000%, 3/22/2019	1,160,545

	Total	2,803,185

Utilities (0.1%)
	Calpine Corporation, Term Loan
345,000	4.500%, 4/1/2018[b,c]	349,026
2,079,787	4.500%, 10/9/2019	2,105,785
	NGPL PipeCo, LLC, Term Loan
1,885,179	6.750%, 9/15/2017	1,909,535

	Total	4,364,346

	Total Bank Loans (cost $119,555,927)	120,844,286

Shares	Mutual Funds (41.1%)	Value
Equity Mutual Funds (13.4%)
1,273,911	Thrivent Partner Small Cap Value Portfolio	30,469,030
1,614,844	Thrivent Small Cap Stock Portfolio[d]	23,716,084
2,151,794	Thrivent Partner Mid Cap Value Portfolio	35,586,153
2,934,910	Thrivent Mid Cap Stock Portfolio	43,183,682
15,843,670	Thrivent Partner Worldwide Allocation Portfolio	140,244,997
7,600,011	Thrivent Large Cap Value Portfolio	100,989,701
2,756,082	Thrivent Large Cap Stock Portfolio	27,716,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Mutual Funds (41.1%)	Value
Equity Mutual Funds (13.4%) - continued
1,179,786	Thrivent Equity Income Plus Portfolio	$12,659,697

	Total	414,565,882

Fixed Income Mutual Funds (27.7%)
19,054,270	Thrivent High Yield Portfolio	97,064,359
27,213,797	Thrivent Income Portfolio	292,257,134
47,543,193	Thrivent Limited Maturity Bond Portfolio	472,137,186

	Total	861,458,679

	Total Mutual Funds (cost $1,204,507,506)	1,276,024,561

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Asset-Backed Securities (0.9%)
	Access Group, Inc.
1,950,000	0.703%, 2/25/2036[e,f]	1,942,967
	Countrywide Asset-Backed Certificates
2,500,000	5.530%, 4/25/2047	2,371,880
	Edlinc Student Loan Funding Trust
1,671,005	3.250%, 10/1/2025[f,g]	1,686,670
	GE Equipment Transportation, LLC
1,950,000	0.690%, 11/25/2016	1,948,992
	Golden Credit Card Trust
1,620,000	0.452%, 2/15/2018[e,f]	1,620,000
	Master Credit Card Trust
1,587,300	0.780%, 4/21/2017[e]	1,589,113
	Morgan Stanley Capital, Inc.
2,166,303	0.355%, 2/25/2037[f]	1,183,750
	Nissan Master Owner Trust Receivables
2,700,000	0.503%, 2/15/2018[f]	2,700,000
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036	4,023,712
2,572,307	5.580%, 11/25/2036	1,510,220
	Santander Drive Auto Receivables Trust
1,950,000	0.700%, 9/15/2017	1,949,015
	SLM Student Loan Trust
1,350,000	0.803%, 8/15/2022[e,f]	1,349,993
1,350,000	1.253%, 5/17/2027[e,f]	1,349,993
	Volvo Financial Equipment, LLC
1,950,000	0.740%, 3/15/2017[e]	1,949,725
	World Omni Master Owner Trust
1,620,000	0.602%, 2/15/2018[e,f]	1,620,006

	Total	28,796,036

Basic Materials (0.1%)
	ArcelorMittal
456,000	5.375%, 6/1/2013	458,873
	Freeport-McMoRan Copper & Gold, Inc.
1,564,000	2.375%, 3/15/2018[e]	1,570,534
	International Paper Company
706,000	5.300%, 4/1/2015	763,081
	Rio Tinto Finance USA plc
580,000	3.500%, 3/22/2022	596,711

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Basic Materials (0.1%) - continued
	Xstrata Finance Canada, Ltd.
$530,000	1.800%, 10/23/2015[e]	$536,023

	Total	3,925,222

Capital Goods (0.2%)
	BAE Systems plc
620,000	3.500%, 10/11/2016[e]	654,639
	Caterpillar Financial Services Corporation
1,170,000	0.527%, 2/28/2016[f]	1,171,023
	Eaton Corporation
268,000	1.500%, 11/2/2017[e]	268,769
402,000	4.000%, 11/2/2032[e]	401,450
	John Deere Capital Corporation
1,170,000	0.404%, 1/12/2015[f]	1,170,200
	Textron, Inc.
680,000	5.600%, 12/1/2017	766,910
	United Technologies Corporation
817,000	6.125%, 7/15/2038	1,063,524

	Total	5,496,515

Collateralized Mortgage Obligations (1.0%)
	Citigroup Mortgage Loan Trust, Inc.
807,802	5.500%, 11/25/2035	737,868
	CitiMortgage Alternative Loan Trust
2,734,438	5.750%, 4/25/2037	2,310,570
	Countrywide Alternative Loan Trust
3,778,277	5.091%, 10/25/2035	3,246,050
1,495,300	6.500%, 8/25/2036	1,120,609
531,014	6.000%, 1/25/2037	429,718
3,697,215	5.500%, 5/25/2037	2,999,255
2,829,049	7.000%, 10/25/2037	2,127,295
	Countrywide Home Loans, Inc.
1,153,848	5.750%, 4/25/2037	1,038,247
	Deutsche Alt-A Securities Mortgage Loan Trust
413,404	5.500%, 10/25/2021	422,823
	Deutsche Alt-A Securities, Inc.
899,724	6.000%, 10/25/2021	842,574
	Greenpoint Mortgage Funding Trust
1,591,791	0.404%, 10/25/2045[f]	1,115,355
	HomeBanc Mortgage Trust
1,353,172	2.559%, 4/25/2037	917,348
	J.P. Morgan Mortgage Trust
241,623	2.985%, 10/25/2036	201,741
4,338,500	0.584%, 1/25/2037[f]	2,753,494
4,195,000	6.250%, 8/25/2037	2,968,680
	MASTR Alternative Loans Trust
622,234	6.500%, 7/25/2034	660,614
2,796,814	0.654%, 12/25/2035[f]	1,509,880
	Merrill Lynch Alternative Note Asset Trust
616,654	6.000%, 3/25/2037	561,019
	Residential Asset Securitization Trust
3,580,024	0.584%, 8/25/2037[f]	1,181,057
	Sequoia Mortgage Trust
374,897	4.725%, 9/20/2046	54,414

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Collateralized Mortgage Obligations (1.0%) - continued
$1,924,017	4.725%, 9/20/2046	$1,655,226
	WaMu Mortgage Pass Through Certificates
584,740	2.675%, 9/25/2036	487,827
575,228	2.757%, 10/25/2036	489,078
1,825,906	2.393%, 11/25/2036	1,545,532

	Total	31,376,274

Commercial Mortgage-Backed Securities (1.4%)
	Banc of America Commercial Mortgage, Inc.
4,600,000	5.609%, 4/10/2049	5,309,504
6,000,000	5.623%, 6/10/2049	6,870,564
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	5.331%, 2/11/2044	2,231,372
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,932,359
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	5,236,456
	Credit Suisse Mortgage Capital Certificates
5,800,000	5.509%, 9/15/2039	6,384,292
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
2,700,000	0.727%, 12/25/2016	2,694,765
	Government National Mortgage Association
115,725	2.164%, 3/16/2033	117,335
102,700	3.214%, 1/16/2040	107,479
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,507,244
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,300,000	5.714%, 2/12/2049	2,566,722
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,944,857
	Wachovia Bank Commercial Mortgage Trust
3,450,000	5.603%, 10/15/2048	3,864,066

	Total	42,767,015

Communications Services (0.5%)
	American Tower Corporation
840,000	5.050%, 9/1/2020	932,482
	AT&T, Inc.
1,324,000	2.400%, 8/15/2016	1,380,547
	CBS Corporation
686,000	8.875%, 5/15/2019	916,235
	CC Holdings GS V, LLC
268,000	2.381%, 12/15/2017[e]	269,733
	Comcast Corporation
325,000	4.650%, 7/15/2042	330,739
	Cox Communications, Inc.
545,000	3.250%, 12/15/2022[e]	553,659

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Communications Services (0.5%) - continued
	Crown Castle Towers, LLC
$480,000	4.174%, 8/15/2017[e]	$530,901
	DIRECTV Holdings, LLC
536,000	1.750%, 1/15/2018	529,790
	NBC Universal Enterprise, Inc.
1,170,000	0.965%, 4/15/2018[e,f]	1,166,277
622,000	1.974%, 4/15/2019[e]	623,721
	NBCUniversal Media, LLC
762,000	2.875%, 4/1/2016	802,796
	Nippon Telegraph & Telephone Corporation
504,000	1.400%, 7/18/2017	506,858
	SBA Tower Trust
505,000	5.101%, 4/17/2017[e]	567,997
	Telefonica Emisiones SAU
504,000	3.729%, 4/27/2015	521,593
885,000	5.462%, 2/16/2021	952,444
	Verizon Communications, Inc.
1,170,000	0.481%, 3/6/2015[e,f]	1,169,545
398,000	1.100%, 11/1/2017	391,764
620,000	5.500%, 2/15/2018	728,791
	Vivendi SA
765,000	2.400%, 4/10/2015[e]	780,086
	Vodafone Group plc
443,000	0.675%, 2/19/2016[f]	442,565
494,000	1.250%, 9/26/2017	490,047

	Total	14,588,570

Consumer Cyclical (0.2%)
	Amazon.com, Inc.
268,000	1.200%, 11/29/2017	266,612
536,000	2.500%, 11/29/2022	521,625
	American Honda Finance Corporation
255,000	1.000%, 8/11/2015[e]	255,913
	Daimler Finance North America, LLC
640,000	1.875%, 1/11/2018[e]	644,960
	Federated Retail Holdings, Inc.
305,000	5.900%, 12/1/2016	354,355
	Ford Motor Credit Company, LLC
694,000	12.000%, 5/15/2015	838,455
700,000	2.375%, 1/16/2018	695,905
550,000	5.000%, 5/15/2018	605,776
	Hyundai Capital America
530,000	1.625%, 10/2/2015[e]	533,619
	Macy’s Retail Holdings, Inc.
271,000	3.875%, 1/15/2022	285,828
	Nissan Motor Acceptance Corporation
870,000	1.000%, 3/15/2016[e]	869,182
	Toyota Motor Credit Corporation
780,000	0.430%, 3/10/2015[f]	780,748
325,000	1.750%, 5/22/2017	331,991
	TRW Automotive, Inc.
344,000	7.250%, 3/15/2017[e]	397,750
	Volkswagen International Finance NV
240,000	1.150%, 11/20/2015[e]	240,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Consumer Cyclical (0.2%) - continued
	Western Union Company
$536,000	2.375%, 12/10/2015	$545,511

	Total	8,169,216

Consumer Non-Cyclical (0.7%)
	AbbVie, Inc.
268,000	1.750%, 11/6/2017[e]	271,259
402,000	2.000%, 11/6/2018[e]	406,792
	Altria Group, Inc.
590,000	9.700%, 11/10/2018	821,085
	Anheuser-Busch InBev Worldwide, Inc.
1,015,000	7.750%, 1/15/2019	1,333,823
	Avon Products, Inc.
1,070,000	2.375%, 3/15/2016	1,083,768
	Boston Scientific Corporation
435,000	5.450%, 6/15/2014	457,725
580,000	4.500%, 1/15/2015	615,295
	Bunge Limited Finance Corporation
255,000	3.200%, 6/15/2017	263,770
445,000	8.500%, 6/15/2019	573,606
	Celgene Corporation
885,000	1.900%, 8/15/2017	898,586
	ConAgra Foods, Inc.
315,000	1.350%, 9/10/2015	317,297
870,000	1.900%, 1/25/2018	878,601
	CVS Caremark Corporation
330,000	6.125%, 9/15/2039	407,706
	Express Scripts Holding Company
510,000	3.125%, 5/15/2016	538,751
375,000	2.650%, 2/15/2017	392,797
	Gilead Sciences, Inc.
399,000	2.400%, 12/1/2014	410,007
654,000	3.050%, 12/1/2016	700,023
	Heineken NV
268,000	0.800%, 10/1/2015[e]	268,027
268,000	1.400%, 10/1/2017[e]	266,781
	Kraft Foods Group, Inc.
650,000	1.625%, 6/4/2015	660,015
	Laboratory Corporation of America Holdings
510,000	2.200%, 8/23/2017	515,656
	Lorillard Tobacco Company
504,000	2.300%, 8/21/2017	508,089
	Mattel, Inc.
590,000	1.700%, 3/15/2018[h]	593,214
	McKesson Corporation
268,000	0.950%, 12/4/2015	268,733
	Medco Health Solutions, Inc.
885,000	7.125%, 3/15/2018	1,095,142
	Medtronic, Inc.
870,000	1.375%, 4/1/2018	869,998
	Mylan, Inc.
536,000	7.875%, 7/15/2020[e]	625,467
	PepsiCo, Inc.
1,170,000	0.497%, 2/26/2016[f]	1,170,686
	Roche Holdings, Inc.
510,000	7.000%, 3/1/2039[e]	740,445
	SABMiller Holdings, Inc.
930,000	2.450%, 1/15/2017[e]	968,123

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Consumer Non-Cyclical (0.7%) - continued
	Safeway, Inc.
$725,000	5.000%, 8/15/2019	$808,221
310,000	4.750%, 12/1/2021[h]	333,705
	Teva Pharmaceutical Finance Company BV
870,000	2.400%, 11/10/2016	908,889
	Tyson Foods, Inc.
650,000	4.500%, 6/15/2022	707,281
	Zoetis, Inc.
145,000	1.150%, 2/1/2016[e]	145,386
435,000	1.875%, 2/1/2018[e]	437,804

	Total	22,262,553

Energy (0.3%)
	BP Capital Markets plc
795,000	1.375%, 11/6/2017	796,056
536,000	4.500%, 10/1/2020	612,430
	EQT Corporation
754,000	8.125%, 6/1/2019	936,022
	Marathon Oil Corporation
795,000	0.900%, 11/1/2015	793,061
230,000	6.000%, 10/1/2017	273,113
	Marathon Petroleum Corporation
504,000	3.500%, 3/1/2016	538,498
	Murphy Oil Corporation
403,000	2.500%, 12/1/2017	404,672
	Phillips 66
671,000	2.950%, 5/1/2017	711,120
	Pioneer Natural Resources Company
255,000	5.875%, 7/15/2016	288,378
	Suncor Energy, Inc.
441,000	6.100%, 6/1/2018	533,444
	Transocean, Inc.
252,000	5.050%, 12/15/2016	279,996
704,000	6.000%, 3/15/2018	797,353
290,000	6.375%, 12/15/2021	337,640
	Valero Energy Corporation
620,000	9.375%, 3/15/2019	845,854
310,000	7.500%, 4/15/2032	403,082
	Weatherford International, Ltd.
855,000	6.750%, 9/15/2040	941,977

	Total	9,492,696

Financials (3.4%)
	ABN Amro North American Holding Preferred Capital Repackage Trust I
265,000	3.388%, 12/29/2049[e,f,i]	265,000
	Achmea Hypotheekbank NV
220,000	3.200%, 11/3/2014[e]	229,196
	American Express Centurion Bank
735,000	0.875%, 11/13/2015	734,980
	American Express Credit Corporation
325,000	2.375%, 3/24/2017	339,844
	American International Group, Inc.
942,000	2.375%, 8/24/2015	966,304
965,000	3.800%, 3/22/2017	1,044,202

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Financials (3.4%) - continued
	American Tower Trust I
$290,000	1.551%, 3/15/2018[e]	$291,128
	ANZ National International, Ltd. of London
982,000	3.125%, 8/10/2015[e,h]	1,026,042
	ANZ New Zealand International, Ltd.
1,560,000	1.125%, 3/24/2016[e]	1,561,412
	Associated Banc Corporation
255,000	1.875%, 3/12/2014	256,126
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
268,000	4.125%, 11/9/2022[e]	269,340
	Bank Nederlandse Gemeenten NV
1,170,000	1.375%, 3/19/2018[e]	1,177,357
	Bank of America Corporation
1,041,000	7.750%, 8/15/2015	1,176,168
978,000	1.500%, 10/9/2015	981,230
510,000	5.750%, 8/15/2016	568,708
930,000	5.750%, 12/1/2017	1,075,692
580,000	2.000%, 1/11/2018	577,241
2,040,000	1.354%, 3/22/2018[f]	2,038,027
505,000	5.650%, 5/1/2018	584,188
580,000	3.300%, 1/11/2023	571,914
	Bank of Nova Scotia
1,560,000	0.680%, 3/15/2016[f]	1,559,080
580,000	0.950%, 3/15/2016	583,141
	Barclays Bank plc
959,000	6.050%, 12/4/2017[e]	1,068,916
	BBVA Banco Continental SA
930,000	2.250%, 7/29/2016[e]	912,981
	BBVA US Senior SAU
402,000	4.664%, 10/9/2015	412,240
	Berkshire Hathaway Finance Corporation
660,000	1.600%, 5/15/2017	673,110
	BNP Paribas SA
791,000	2.375%, 9/14/2017	802,713
	Canadian Imperial Bank of Commerce
220,000	2.600%, 7/2/2015[e]	230,076
	Capital One Financial Corporation
530,000	2.150%, 3/23/2015	540,869
780,000	0.734%, 3/22/2016[f]	779,995
295,000	6.150%, 9/1/2016	339,126
	Cigna Corporation
590,000	4.000%, 2/15/2022	637,346
	Citigroup, Inc.
1,750,000	5.000%, 9/15/2014	1,837,552
877,000	4.750%, 5/19/2015	940,742
921,000	6.000%, 8/15/2017	1,075,335
570,000	8.500%, 5/22/2019	759,381
590,000	4.050%, 7/30/2022	609,484
	CNA Financial Corporation
850,000	7.350%, 11/15/2019	1,075,911
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,560,000	0.762%, 3/18/2016[f]	1,560,524
550,000	3.950%, 11/9/2022	553,762

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Financials (3.4%) - continued
	Credit Suisse AG
$870,000	5.400%, 1/14/2020	$975,148
	DDR Corporation
860,000	9.625%, 3/15/2016	1,048,201
	Discover Financial Services
885,000	6.450%, 6/12/2017	1,036,917
181,000	3.850%, 11/21/2022[e]	186,301
	DnB Boligkreditt AS
1,560,000	1.450%, 3/21/2018[e,h]	1,566,993
	Eksportfinans ASA
330,000	3.000%, 11/17/2014	328,350
465,000	5.500%, 5/25/2016[h]	483,028
	Fifth Third Bancorp
545,000	5.450%, 1/15/2017	612,001
	General Electric Capital Corporation
536,000	1.000%, 12/11/2015	539,331
400,000	0.505%, 1/8/2016[f]	397,264
365,000	1.162%, 5/9/2016[f]	365,216
268,000	1.600%, 11/20/2017[h]	269,013
290,000	1.018%, 4/2/2018[c,f]	290,144
580,000	1.625%, 4/2/2018[c]	577,510
885,000	6.000%, 8/7/2019	1,074,448
1,170,000	1.281%, 3/15/2023[f]	1,173,271
590,000	6.750%, 3/15/2032	751,007
	Genworth Financial, Inc.
735,000	6.515%, 5/22/2018[h]	835,165
	Goldman Sachs Group, Inc.
1,045,000	3.700%, 8/1/2015	1,104,385
763,000	0.734%, 3/22/2016[f]	754,315
1,150,000	2.375%, 1/22/2018	1,165,677
590,000	7.500%, 2/15/2019	738,129
885,000	5.250%, 7/27/2021	1,002,766
	Hartford Financial Services Group, Inc.
715,000	4.000%, 10/15/2017	791,894
590,000	5.125%, 4/15/2022	680,533
	HCP, Inc.
740,000	2.625%, 2/1/2020	744,726
	Health Care REIT, Inc.
268,000	2.250%, 3/15/2018	270,431
	HSBC Holdings plc
683,000	6.500%, 5/2/2036	837,357
	HSBC USA, Inc.
555,000	1.625%, 1/16/2018	554,483
	ING Bank NV
430,000	2.000%, 9/25/2015[e]	436,880
650,000	3.750%, 3/7/2017[e]	692,659
	ING Capital Funding Trust III
575,000	3.911%, 12/29/2049[f,i]	554,875
	ING US, Inc.
590,000	2.900%, 2/15/2018[e]	598,435
	Intesa Sanpaolo SPA
350,000	3.125%, 1/15/2016	342,140
800,000	3.875%, 1/16/2018	773,560
	J.P. Morgan Chase & Company
225,000	1.100%, 10/15/2015	225,320
590,000	1.125%, 2/26/2016	591,191
530,000	3.450%, 3/1/2016	563,478
881,000	2.000%, 8/15/2017	897,108
930,000	1.201%, 1/25/2018[f]	936,115
875,000	1.800%, 1/25/2018[h]	879,624
885,000	6.300%, 4/23/2019	1,080,949

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Financials (3.4%) - continued
$310,000	3.200%, 1/25/2023	$309,498
	J.P. Morgan Chase Bank NA
787,000	0.610%, 6/13/2016[f]	774,463
	KeyBank NA
984,000	7.413%, 5/6/2015	1,109,503
	Liberty Mutual Group, Inc.
252,000	4.950%, 5/1/2022[e]	276,318
530,000	6.500%, 5/1/2042[e]	603,904
	Liberty Property, LP
815,000	5.500%, 12/15/2016	921,385
295,000	3.375%, 6/15/2023	292,874
	Lloyds TSB Bank plc
536,000	6.500%, 9/14/2020[e]	601,058
	Merrill Lynch & Company, Inc.
250,000	6.050%, 5/16/2016	277,945
580,000	6.400%, 8/28/2017	680,741
	Mizuho Corporate Bank, Ltd.
580,000	1.850%, 3/21/2018[e]	581,508
	Morgan Stanley
510,000	4.750%, 4/1/2014[h]	527,256
295,000	1.538%, 2/25/2016[f]	296,257
295,000	1.750%, 2/25/2016	297,297
885,000	4.750%, 3/22/2017	976,175
560,000	6.250%, 8/28/2017	651,720
870,000	5.500%, 1/26/2020	996,808
948,000	4.875%, 11/1/2022[h]	1,004,986
	Murray Street Investment Trust I
1,055,000	4.647%, 3/9/2017	1,153,641
	Nederlandse Waterschapsbank NV
1,560,000	0.750%, 3/29/2016[e]	1,557,346
	Nomura Holdings, Inc.
1,170,000	1.730%, 9/13/2016[f]	1,173,514
1,160,000	2.000%, 9/13/2016	1,157,155
	Nordea Eiendomskreditt AS
1,170,000	2.125%, 9/22/2016[e]	1,215,489
	Prologis, LP
310,000	6.625%, 5/15/2018	372,783
930,000	7.375%, 10/30/2019	1,164,501
	Prudential Financial, Inc.
477,000	5.625%, 6/15/2043	493,695
	Realty Income Corporation
265,000	2.000%, 1/31/2018	266,726
	Regions Bank
1,515,000	7.500%, 5/15/2018	1,859,662
	Reinsurance Group of America, Inc.
515,000	5.625%, 3/15/2017	583,359
265,000	5.000%, 6/1/2021	295,404
	Royal Bank of Canada
1,170,000	0.650%, 3/8/2016[f]	1,170,673
	Royal Bank of Scotland Group plc
610,000	5.050%, 1/8/2015	632,302
590,000	2.550%, 9/18/2015	606,396
295,000	6.125%, 12/15/2022	305,118
	Santander US Debt SAU
850,000	3.724%, 1/20/2015[e]	859,239
	Simon Property Group, Inc.
536,000	1.500%, 2/1/2018[e]	534,130
	Simon Property Group, LP
580,000	10.350%, 4/1/2019	837,021
	SLM Corporation
465,000	3.875%, 9/10/2015	484,199

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Financials (3.4%) - continued
$268,000	6.250%, 1/25/2016	$292,784
	Societe Generale SA
500,000	5.200%, 4/15/2021[e,h]	558,735
740,000	6.625%, 12/11/2049[i]	740,000
	Svensk Exportkredit AB
1,560,000	1.125%, 4/5/2018[c]	1,552,351
	Svenska Handelsbanken AB
1,170,000	0.732%, 3/21/2016[f]	1,168,301
536,000	3.125%, 7/12/2016	568,962
380,000	1.625%, 3/21/2018	378,917
	Swedbank AB
740,000	1.750%, 3/12/2018[e]	737,084
	Swedbank Hypotek AB
1,560,000	1.375%, 3/28/2018[e]	1,559,250
	Swiss RE Capital I, LP
725,000	6.854%, 5/29/2049[e,i]	767,412
	Toronto-Dominion Bank
170,000	2.200%, 7/29/2015[e]	176,392
	U.S. Bancorp
330,000	1.650%, 5/15/2017	336,288
	UBS AG London
1,560,000	0.750%, 3/24/2016[e]	1,556,946
	UBS AG/Stamford, Connecticut
308,000	5.875%, 12/20/2017	365,314
	Ventas Realty, LP
580,000	2.700%, 4/1/2020	581,927
	Wachovia Corporation
1,180,000	5.625%, 10/15/2016	1,346,715
	Wells Fargo & Company
485,000	2.100%, 5/8/2017	500,135
590,000	3.450%, 2/13/2023	593,965

	Total	104,096,248

Foreign Government (0.3%)
	Asian Development Bank
1,560,000	0.500%, 6/20/2016	1,559,797
	Costa Rica Government International Bond
536,000	4.250%, 1/26/2023[e]	535,196
	Export-Import Bank of Korea
536,000	1.250%, 11/20/2015	536,330
	International Finance Corporation
2,700,000	0.500%, 5/16/2016	2,699,660
	Kommunalbanken AS
25,000	2.750%, 5/5/2015[e]	26,153
1,560,000	0.360%, 3/18/2016[e,f]	1,559,072
	Sweden Government International Bond
200,000	0.375%, 12/22/2015[e]	199,798
2,060,000	0.375%, 3/29/2016[e]	2,053,849

	Total	9,169,855

Mortgage-Backed Securities (13.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
44,805,000	2.500%, 4/1/2028[c]	46,387,177
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
53,525,000	3.000%, 4/1/2043[c]	54,963,484

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Mortgage-Backed Securities (13.9%) - continued
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
$58,242,000	2.500%, 4/1/2028[c]	$60,416,978
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
53,859,500	3.000%, 4/1/2043[c]	55,551,022
98,635,000	3.500%, 4/1/2043[c]	104,152,395
102,909,500	4.000%, 4/1/2043[c]	109,711,180

	Total	431,182,236

Technology (0.2%)
	Computer Sciences Corporation
382,000	2.500%, 9/15/2015	392,308
	Hewlett-Packard Company
510,000	2.125%, 9/13/2015	517,055
569,000	2.600%, 9/15/2017[h]	573,412
580,000	3.750%, 12/1/2020	575,819
	Intel Corporation
656,000	4.000%, 12/15/2032	648,032
	Microsoft Corporation
265,000	0.875%, 11/15/2017	264,044
	Motorola Solutions, Inc.
443,000	3.500%, 3/1/2023	445,613
	Oracle Corporation
530,000	1.200%, 10/15/2017	530,583
265,000	2.500%, 10/15/2022	260,153
	Samsung Electronics America, Inc.
590,000	1.750%, 4/10/2017[e]	598,437
	Xerox Corporation
510,000	7.200%, 4/1/2016	584,241

	Total	5,389,697

Transportation (0.1%)
	Canadian Pacific Railway Company
400,000	7.125%, 10/15/2031	513,302
482,000	5.750%, 3/15/2033	551,797
	Continental Airlines, Inc.
330,000	4.150%, 4/11/2024	342,787
	CSX Corporation
628,000	6.250%, 4/1/2015	695,374
	Delta Air Lines, Inc.
760,000	6.750%, 5/23/2017	795,188
130,000	4.750%, 5/7/2020	140,400
	ERAC USA Finance, LLC
530,000	1.400%, 4/15/2016[e]	533,085
	Kansas City Southern de Mexico SA de CV
460,000	8.000%, 2/1/2018	502,550
290,000	6.625%, 12/15/2020	329,150
650,000	6.125%, 6/15/2021	734,500

	Total	5,138,133

U.S. Government and Agencies (5.0%)
	FDIC Structured Sale Guaranteed Notes
90,000	Zero Coupon, 1/7/2014[e]	89,696

Principal Amount	Long-Term Fixed Income (28.7%)	Value
U.S. Government and Agencies (5.0%) - continued
	Federal Agricultural Mortgage Corporation
$175,000	2.125%, 9/15/2015	$181,181
	Federal Home Loan Banks
1,355,000	0.375%, 1/29/2014	1,357,199
	Federal Home Loan Mortgage Corporation
300,000	1.750%, 9/10/2015	309,983
1,330,000	0.750%, 1/12/2018	1,321,876
7,171,287	3.000%, 2/15/2033[j]	1,087,994
	Federal National Mortgage Association
430,000	0.500%, 5/27/2015	431,424
300,000	4.375%, 10/15/2015	330,127
2,200,000	0.375%, 12/21/2015	2,197,400
870,000	1.375%, 11/15/2016	895,978
870,000	0.875%, 12/20/2017	869,285
205,000	6.250%, 5/15/2029	291,128
15,605,238	3.500%, 1/25/2033[j]	2,475,465
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	255,186
	U.S. Treasury Bonds
440,000	7.625%, 2/15/2025	698,775
1,275,000	4.375%, 5/15/2040	1,598,133
9,145,000	3.000%, 5/15/2042	8,953,522
	U.S. Treasury Bonds, TIPS
48,848	2.375%, 1/15/2025	65,556
31,951	2.125%, 2/15/2040	45,008
	U.S. Treasury Notes
90,000	0.250%, 4/30/2014	90,067
4,005,000	0.750%, 6/15/2014[k]	4,031,753
3,500,000	0.125%, 7/31/2014	3,496,307
9,225,000	2.500%, 4/30/2015	9,651,656
51,640,000	0.375%, 2/15/2016	51,672,275
650,000	2.625%, 2/29/2016	692,656
3,725,000	1.000%, 10/31/2016	3,793,972
1,550,000	3.250%, 3/31/2017[k]	1,714,808
11,500,000	0.875%, 1/31/2018	11,574,566
2,250,000	0.750%, 2/28/2018[h]	2,249,474
33,750,000	1.375%, 1/31/2020	34,134,953
6,060,000	1.625%, 8/15/2022	5,981,881
	U.S. Treasury Notes, TIPS
268,336	1.125%, 1/15/2021	316,344
274,600	0.125%, 1/15/2022	298,779
1,096,996	0.125%, 1/15/2023	1,183,300

	Total	154,337,707

Utilities (0.5%)
	American Electric Power Company, Inc.
536,000	1.650%, 12/15/2017	537,809
	DCP Midstream Operating, LP
268,000	2.500%, 12/1/2017	272,075
	Enel Finance International NV
565,000	3.875%, 10/7/2014[e]	580,725
	Energy Transfer Partners, LP
290,000	9.700%, 3/15/2019	390,914
756,000	4.650%, 6/1/2021	822,880
	Enterprise Products Operating, LLC
756,000	1.250%, 8/13/2015	761,529

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Utilities (0.5%) - continued
	Exelon Corporation
$685,000	4.900%, 6/15/2015	$741,477
	FirstEnergy Solutions Corporation
1,080,000	4.800%, 2/15/2015	1,164,150
	Georgia Power Company
1,170,000	0.600%, 3/15/2016[f]	1,170,677
	Iberdrola Finance Ireland, Ltd.
520,000	3.800%, 9/11/2014[e]	535,434
	ITC Holdings Corporation
644,000	5.875%, 9/30/2016[e]	727,663
	Kinder Morgan Energy Partners, LP
610,000	5.300%, 9/15/2020	713,728
510,000	5.000%, 8/15/2042	517,014
	MidAmerican Energy Holdings Company
510,000	6.500%, 9/15/2037	662,102
	NextEra Energy Capital Holdings, Inc.
765,000	1.200%, 6/1/2015	770,785
	NiSource Finance Corporation
885,000	6.400%, 3/15/2018	1,062,783
	ONEOK Partners, LP
321,000	8.625%, 3/1/2019	425,186
	Pacific Gas & Electric Company
715,000	5.625%, 11/30/2017	854,146
	PPL Capital Funding, Inc.
538,000	3.500%, 12/1/2022	541,971
	Sempra Energy
965,000	6.150%, 6/15/2018	1,177,553
	Williams Partners, LP
255,000	7.250%, 2/1/2017	306,751
255,000	5.250%, 3/15/2020	290,594

	Total	15,027,946

	Total Long-Term Fixed Income (cost $881,062,258)	891,215,919

Shares	Common Stock (11.3%)	Value
Consumer Discretionary (1.5%)
13,356	Amazon.com, Inc.[d]	3,559,240
12,900	ANN, Inc.[d]	374,358
7,035	Arctic Cat, Inc.[d]	307,429
7,050	AutoZone, Inc.[d]	2,797,229
15,100	Barnes & Noble, Inc.[d,h]	248,395
10,250	CBS Corporation	478,573
7,000	Charter Communications, Inc.[d]	729,260
22,000	Cheesecake Factory, Inc.	849,420
25,500	Chico’s FAS, Inc.	428,400
142,713	Comcast Corporation	5,995,373
5,500	Conn’s, Inc.[d,h]	197,450
21,269	Delphi Automotive plc	944,344
8,000	Dillard’s, Inc.	628,400
9,900	DISH Network Corporation	375,210
9,104	Dollar Tree, Inc.[d]	440,907
8,100	Expedia, Inc.	486,081
14,300	Fifth & Pacific Companies, Inc.[d]	269,984
26,735	Foot Locker, Inc.	915,406
27,200	Gap, Inc.	962,880
18,600	GNC Holdings, Inc.	730,608
8,400	Hanesbrands, Inc.[d]	382,704

Shares	Common Stock (11.3%)	Value
Consumer Discretionary (1.5%) - continued
4,960	Harley-Davidson, Inc.	$264,368
42,700	Home Depot, Inc.	2,979,606
59,500	Hovnanian Enterprises, Inc.[d,h]	343,315
6,190	iShares Dow Jones US Home Construction Index Fund	147,879
82,776	Las Vegas Sands Corporation	4,664,428
44,830	Lowe’s Companies, Inc.	1,699,954
16,700	Macy’s, Inc.	698,728
5,300	Marriott Vacations Worldwide Corporation[d]	227,423
16,850	Meredith Corporation[h]	644,681
4,200	Netflix, Inc.[d]	795,522
36,190	News Corporation	1,113,204
71,200	NIKE, Inc.	4,201,512
6,800	Omnicom Group, Inc.	400,520
8,000	Papa John’s International, Inc.[d]	494,560
6,200	Penn National Gaming, Inc.[d]	337,466
35,849	Pier 1 Imports, Inc.	824,527
4,000	Pool Corporation	192,000
15,800	Pulte Group, Inc.[d]	319,792
68,700	Sally Beauty Holdings, Inc.[d]	2,018,406
48,000	Smith & Wesson Holding Corporation[d,h]	432,000
36,900	Standard Pacific Corporation[d,h]	318,816
10,100	Tempur-Pedic International, Inc.[d]	501,263
10,340	Time Warner Cable, Inc.	993,260
11,500	TJX Companies, Inc.	537,625
10,800	Toll Brothers, Inc.[d]	369,792
7,100	Valassis Communications, Inc.[h]	212,077

	Total	47,834,375

Consumer Staples (0.9%)
34,000	Altria Group, Inc.	1,169,260
11,646	Annie’s, Inc.[d,h]	445,576
37,200	Archer-Daniels-Midland Company	1,254,756
22,156	British American Tobacco plc ADR	2,371,800
17,000	Bunge, Ltd.	1,255,110
15,000	Campbell Soup Company[h]	680,400
6,100	Clorox Company	540,033
8,900	Colgate-Palmolive Company	1,050,467
20,900	Constellation Brands, Inc.[d]	995,676
45,170	CVS Caremark Corporation	2,483,898
47,900	Dean Foods Company[d]	868,427
2,200	Diageo plc ADR	276,848
38,588	Ingredion, Inc.	2,790,684
6,550	Kimberly-Clark Corporation	641,769
9,563	Kraft Foods Group, Inc.	492,782
28,689	Mondelez International, Inc.	878,170
37,500	Nestle SA	2,714,048
7,358	Philip Morris International, Inc.	682,160
34,900	Procter & Gamble Company	2,689,394
10,500	Safeway, Inc.	276,675
3,500	Spectrum Brands Holdings, Inc.	198,065
5,978	TreeHouse Foods, Inc.[d]	389,467
14,880	Unilever NV ADR	610,080
7,000	USANA Health Sciences, Inc.[d,h]	338,310
6,900	Wal-Mart Stores, Inc.	516,327

	Total	26,610,182

Energy (1.7%)
105,761	Alpha Natural Resources, Inc.[d]	868,298

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (11.3%)	Value
Energy (1.7%) - continued
67,049	BP plc ADR	$2,839,525
4,700	Cabot Oil & Gas Corporation	317,767
6,400	Carrizo Oil & Gas, Inc.[d]	164,928
25,350	Chevron Corporation	3,012,087
11,400	Concho Resources, Inc.[d]	1,110,702
69,600	Consol Energy, Inc.	2,342,040
6,000	CVR Energy, Inc.	309,720
10,100	Delek US Holdings, Inc.	398,546
17,000	Dril-Quip, Inc.[d]	1,481,890
5,100	Ensco plc	306,000
25,016	EOG Resources, Inc.	3,203,799
32,530	EQT Corporation	2,203,907
33,400	Exxon Mobil Corporation	3,009,674
18,200	Helmerich & Payne, Inc.	1,104,740
16,200	HollyFrontier Corporation	833,490
179,563	Marathon Oil Corporation	6,054,864
11,800	Marathon Petroleum Corporation	1,057,280
14,100	National Oilwell Varco, Inc.	997,575
35,800	Oasis Petroleum, Inc.[d]	1,362,906
11,900	Occidental Petroleum Corporation	932,603
16,600	Oil States International, Inc.[d]	1,354,062
45,300	Patterson-UTI Energy, Inc.	1,079,952
37,800	Peabody Energy Corporation	799,470
41,300	Petroleo Brasileiro SA ADR	684,341
79,685	Petroleum Geo-Services ASA	1,236,037
27,200	SandRidge Energy, Inc.[d,h]	143,344
71,750	Schlumberger, Ltd.	5,373,357
15,800	SM Energy Company	935,676
9,900	Southwestern Energy Company[d]	368,874
4,600	Tesoro Corporation	269,330
33,900	Ultra Petroleum Corporation[d,h]	681,390
21,600	Valero Energy Corporation	982,584
342,261	Weatherford International, Ltd.[d]	4,155,049
6,000	Western Refining, Inc.[h]	212,460

	Total	52,188,267

Financials (2.1%)
10,750	ACE, Ltd.	956,428
5,543	Affiliated Managers Group, Inc.[d]	851,239
3,700	Allied World Assurance Company Holdings AG	343,064
13,030	Allstate Corporation	639,382
5,900	American Assets Trust, Inc.	188,859
3,700	American Campus Communities, Inc.	167,758
56,600	Annaly Capital Management, Inc.	899,374
4,400	Aspen Insurance Holdings, Ltd.	169,752
7,800	Axis Capital Holdings, Ltd.	324,636
166,750	Bank of America Corporation	2,031,015
6,300	Banner Corporation	200,529
8,600	BioMed Realty Trust, Inc.	185,760
10,697	Boston Properties, Inc.	1,081,039
28,900	CapitalSource, Inc.	278,018
19,400	CBL & Associates Properties, Inc.	457,840
87,548	Citigroup, Inc.	3,873,124
4,393	CME Group, Inc.	269,686
6,300	Comerica, Inc.	226,485
24,700	DCT Industrial Trust, Inc.	182,780
9,100	Discover Financial Services	408,044
7,000	Douglas Emmett, Inc.	174,510
2,400	Equity Lifestyle Properties, Inc.	184,320

Shares	Common Stock (11.3%)	Value
Financials (2.1%) - continued
18,969	Equity Residential	$1,044,433
4,800	Extra Space Storage, Inc.	188,496
56,500	Fifth Third Bancorp	921,515
24,018	HCC Insurance Holdings, Inc.	1,009,477
4,900	Highwoods Properties, Inc.	193,893
10,700	Home Loan Servicing Solutions, Ltd.	249,631
28,298	Host Hotels & Resorts, Inc.	494,932
64,100	Huntington Bancshares, Inc.	473,699
33,150	Invesco, Ltd.	960,024
117,000	iShares Barclays 1-3 Year Credit Bond Fund	12,348,180
21,400	iShares Russell 2000 Index Fund	2,017,164
46,314	J.P. Morgan Chase & Company	2,198,062
58,732	Kimco Realty Corporation	1,315,597
11,088	Lazard, Ltd.	378,433
3,500	M&T Bank Corporation	361,060
41,320	MetLife, Inc.	1,570,986
7,800	Montpelier Re Holdings, Inc.	203,190
45,110	Morgan Stanley	991,518
14,900	NASDAQ OMX Group, Inc.	481,270
8,000	Northern Trust Corporation	436,480
21,900	Ocwen Financial Corporation[d]	830,448
6,900	Pebblebrook Hotel Trust	177,951
12,400	PHH Corporation[d,h]	272,304
17,200	Piedmont Office Realty Trust, Inc.	336,948
51,488	Popular, Inc.[d]	1,421,584
1,700	Portfolio Recovery Associates, Inc.[d]	215,764
11,600	PrivateBancorp, Inc.	219,356
3,000	ProAssurance Corporation	141,990
8,700	Protective Life Corporation	311,460
7,851	Public Storage, Inc.	1,195,864
33,500	Radian Group, Inc.[h]	358,785
8,098	Simon Property Group, Inc.	1,284,019
20,500	SLM Corporation	419,840
12,000	SPDR Gold Trust[d]	1,853,400
42,400	SPDR S&P 500 ETF Trust	6,637,720
14,850	State Street Corporation	877,486
18,150	SVB Financial Group[d]	1,287,561
2,035	Taubman Centers, Inc.	158,038
7,591	Tower Group International, Ltd.	140,054
13,167	Vornado Realty Trust	1,101,288
9,524	W.R. Berkley Corporation	422,580
93,756	Wells Fargo & Company	3,468,034
51,693	Zions Bancorporation	1,291,808

	Total	66,355,964

Health Care (1.3%)
4,400	Abbott Laboratories	155,408
15,000	Align Technology, Inc.[d]	502,650
3,200	AmerisourceBergen Corporation	164,640
11,800	Amgen, Inc.	1,209,618
95,500	Arena Pharmaceuticals, Inc.[d,h]	784,055
10,880	Baxter International, Inc.	790,323
3,900	Biogen Idec, Inc.[d]	752,349
3,172	C.R. Bard, Inc.	319,674
10,200	Celgene Corporation[d]	1,182,282
5,600	Charles River Laboratories International, Inc.[d]	247,912
15,100	Community Health Systems, Inc.	715,589
64,050	Covidien plc	4,345,152
10,690	Eli Lilly and Company	607,085

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (11.3%)	Value
Health Care (1.3%) - continued
72,700	Express Scripts Holding Company[d]	$4,191,155
136,400	Gilead Sciences, Inc.[d]	6,674,052
5,971	HeartWare International, Inc.[d,h]	528,015
23,100	Hologic, Inc.[d]	522,060
6,400	Illumina, Inc.[d,h]	345,600
3,400	Infinity Pharmaceuticals, Inc.[d]	164,798
10,100	Medicines Company[d]	337,542
69,620	Merck & Company, Inc.	3,079,293
10,800	Myriad Genetics, Inc.[d]	274,320
5,600	PAREXEL International Corporation[d]	221,256
26,981	PDL BioPharma, Inc.[h]	197,231
2,356	Pharmacyclics, Inc.[d]	189,446
20,100	Questcor Pharmaceuticals, Inc.[h]	654,054
21,400	ResMed, Inc.[h]	992,104
35,070	Sanofi ADR	1,791,376
16,100	Santarus, Inc.[d]	279,013
5,300	Seattle Genetics, Inc.[d,h]	188,203
35,400	Shire Pharmaceuticals Group plc ADR	3,234,144
14,500	Spectrum Pharmaceuticals, Inc.[h]	108,170
12,300	Thoratec Corporation[d]	461,250
9,300	United Therapeutics Corporation[d]	566,091
29,408	UnitedHealth Group, Inc.	1,682,432
5,800	Vertex Pharmaceuticals, Inc.[d]	318,884
3,100	Waters Corporation[d]	291,121
5,971	Zimmer Holdings, Inc.	449,139

	Total	39,517,486

Industrials (1.1%)
20,900	Actuant Corporation	639,958
9,600	Acuity Brands, Inc.	665,760
26,550	ADT Corporation	1,299,357
12,071	CSX Corporation	297,309
59,100	Delta Air Lines, Inc.[d]	975,741
6,500	Deluxe Corporation	269,100
8,800	DigitalGlobe, Inc.[d]	254,408
20,750	EMCOR Group, Inc.	879,593
5,300	EnerSys, Inc.[d]	241,574
8,460	FedEx Corporation	830,772
2,100	Flowserve Corporation	352,191
14,700	Foster Wheeler AGd	335,895
14,200	GATX Corporation	737,974
24,850	General Electric Company	574,532
20,900	HNI Corporation	741,741
61,661	Honeywell International, Inc.	4,646,157
13,000	Ingersoll-Rand plc	715,130
74,850	Jacobs Engineering Group, Inc.[d]	4,209,564
36,400	JetBlue Airways Corporation[d,h]	251,160
3,100	L-3 Communications Holdings, Inc.	250,852
11,400	Landstar System, Inc.	650,826
4,600	Lockheed Martin Corporation	443,992
17,254	Manitowoc Company, Inc.	354,742
19,600	Manpower, Inc.	1,111,712
7,900	McDermott International, Inc.[d]	86,821
14,417	Oshkosh Corporation[d]	612,578
4,252	Parker Hannifin Corporation	389,398
10,640	Pentair, Ltd.	561,260
29,300	Southwest Airlines Company	394,964
24,400	Union Pacific Corporation	3,474,804
47,754	United Technologies Corporation	4,461,656

Shares	Common Stock (11.3%)	Value
Industrials (1.1%) - continued
5,500	USG Corporation[d,h]	$145,420
15,600	Woodward, Inc.	620,256

	Total	32,477,197

Information Technology (2.1%)
5,250	3D Systems Corporation[d,h]	169,260
62,100	Activision Blizzard, Inc.	904,797
6,100	Alliance Data Systems Corporation[d]	987,529
24,300	AOL, Inc.[d]	935,307
20,912	Apple, Inc.	9,256,278
35,505	Applied Materials, Inc.	478,607
102,000	Atmel Corporation[d]	709,920
9,700	Autodesk, Inc.[d]	400,028
4,200	BMC Software, Inc.[d]	194,586
113,600	Brocade Communications Systems, Inc.[d]	655,472
16,200	Cavium, Inc.[d]	628,722
9,800	Cirrus Logic, Inc.[d]	222,950
96,710	Cisco Systems, Inc.	2,022,206
49,500	Citrix Systems, Inc.[d]	3,571,920
41,581	CoreLogic, Inc.[d]	1,075,285
55,222	eBay, Inc.[d]	2,994,137
6,300	EMC Corporation[d]	150,507
26,300	ExactTarget, Inc.[d]	612,001
8,369	Google, Inc.[d]	6,645,237
17,600	Informatica Corporation[d]	606,672
4,500	InterDigital, Inc.	215,235
10,901	Itron, Inc.[d]	505,806
5,400	j2 Global, Inc.	211,734
16,307	Juniper Networks, Inc.[d]	302,332
3,925	MasterCard, Inc.	2,123,935
63,700	MEMC Electronic Materials, Inc.[d]	280,280
51,078	Microsoft Corporation	1,461,342
83,337	NetApp, Inc.[d]	2,846,792
8,100	NetScout Systems, Inc.[d]	199,017
37,906	NVIDIA Corporation	485,955
57,149	Oracle Corporation	1,848,199
14,857	Plantronics, Inc.	656,531
65,027	QUALCOMM, Inc.	4,353,558
2,100	Stratasys, Ltd.[d,h]	155,862
51,330	Symantec Corporation[d]	1,266,824
65,635	Teradyne, Inc.[d]	1,064,600
89,780	Texas Instruments, Inc.	3,185,394
54,040	TriQuint Semiconductor, Inc.[d]	272,902
18,700	Visa, Inc.	3,176,008
55,500	Vishay Intertechnology, Inc.[d,h]	755,355
37,200	VMware, Inc.[d]	2,934,336
19,400	Western Digital Corporation	975,432
33	Workday, Inc.[d]	2,034
33,828	Xilinx, Inc.	1,291,215
62,300	Yahoo!, Inc.[d]	1,465,919

	Total	65,258,018

Materials (0.3%)
9,800	Axiall Corporation	609,168
10,000	Buckeye Technologies, Inc.	299,500
11,100	Celanese Corporation	488,955
3,200	CF Industries Holdings, Inc.	609,184
17,100	Cliffs Natural Resources, Inc.[h]	325,071
16,710	Dow Chemical Company	532,046
6,700	Eagle Materials, Inc.	446,421
10,300	H.B. Fuller Company	402,524
33,700	Huntsman Corporation	626,483

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (11.3%)	Value
Materials (0.3%)—continued
15,500	Mosaic Company	$923,955
12,420	Nucor Corporation	573,183
7,654	Silgan Holdings, Inc.	361,651
23,728	Southern Copper Corporation	891,461
27,480	Steel Dynamics, Inc.	436,108
19,300	SunCoke Energy, Inc.[d]	315,169
53,500	Teck Resources, Ltd.	1,506,560
15,800	Walter Energy, Inc.[h]	450,300

	Total	9,797,739

Telecommunications Services (0.1%)
41,500	AT&T, Inc.	1,522,635
34,900	Frontier Communications Corporation[h]	138,902
23,789	Verizon Communications, Inc.	1,169,229

	Total	2,830,766

Utilities (0.2%)
12,700	Calpine Corporation[d]	261,620
14,500	CMS Energy Corporation	405,130
38,940	NiSource, Inc.	1,142,500
26,800	NRG Energy, Inc.	709,932
37,392	NV Energy, Inc.	748,962
36,250	PG&E Corporation	1,614,212
25,400	PNM Resources, Inc.	591,566
10,000	Public Service Enterprise Group, Inc.	343,400
15,700	Southern Company	736,644
12,081	Southwest Gas Corporation	573,364
11,300	Wisconsin Energy Corporation	484,657

	Total	7,611,987

	Total Common Stock (cost $305,512,154)	350,481,981

Shares	Collateral Held for Securities Loaned (0.7%)	Value
23,026,152	Thrivent Cash Management Trust	23,026,152

	Total Collateral Held for Securities Loaned (cost $23,026,152)	23,026,152

Shares or Principal Amount	Short-Term Investments (29.7%)	Value
	Federal Home Loan Bank Discount Notes
8,700,000	0.115%, 6/7/2013[l,m]	8,698,060
	Federal Home Loan Mortgage Corporation Discount Notes
6,211,000	0.090%, 6/10/2013[k,l]	6,209,867
15,800,000	0.090%, 6/11/2013[l,m]	15,797,077
892,687,561	Thrivent Cash Management Trust	892,687,561

	Total Short-Term Investments (at amortized cost)	923,392,565

	Total Investments (cost $3,457,056,562) 115.4%	$3,584,985,464

	Other Assets and Liabilities, Net (15.4%)	(479,256,681)

	Total Net Assets 100.0%	$3,105,728,783

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $57,124,260 or 1.8% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Portfolio owned as of March 28, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	2/28/2013	$1,685,563

h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	At March 28, 2013, $3,399,397 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At March 28, 2013, $21,795,728 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$141,472,513
Gross unrealized depreciation	(13,543,611)

Net unrealized appreciation (depreciation)	$127,928,902

Cost for federal income tax purposes	$3,457,056,562

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,654,903	–	5,654,903	–
Capital Goods	7,531,997	–	7,531,997	–
Communications Services	44,968,136	–	44,968,136	–
Consumer Cyclical	8,123,880	–	8,123,880	–
Consumer Non-Cyclical	30,310,180	–	30,310,180	–
Energy	5,807,588	–	5,807,588	–
Financials	2,541,734	–	2,541,734	–
Technology	8,738,337	–	8,738,337	–
Transportation	2,803,185	–	2,803,185	–
Utilities	4,364,346	–	4,364,346	–
Mutual Funds
Equity Mutual Funds	414,565,882	414,565,882	–	–
Fixed Income Mutual Funds	861,458,679	861,458,679	–	–
Long-Term Fixed Income
Asset-Backed Securities	28,796,036	–	27,109,366	1,686,670
Basic Materials	3,925,222	–	3,925,222	–
Capital Goods	5,496,515	–	5,496,515	–
Collateralized Mortgage Obligations	31,376,274	–	31,376,274	–
Commercial Mortgage-Backed Securities	42,767,015	–	42,767,015	–
Communications Services	14,588,570	–	14,588,570	–
Consumer Cyclical	8,169,216	–	8,169,216	–
Consumer Non-Cyclical	22,262,553	–	22,262,553	–
Energy	9,492,696	–	9,492,696	–
Financials	104,096,248	–	104,096,248	–
Foreign Government	9,169,855	–	9,169,855	–
Mortgage-Backed Securities	431,182,236	–	431,182,236	–
Technology	5,389,697	–	5,389,697	–
Transportation	5,138,133	–	5,138,133	–
U.S. Government and Agencies	154,337,707	–	154,337,707	–
Utilities	15,027,946	–	15,027,946	–
Common Stock
Consumer Discretionary	47,834,375	47,834,375	–	–
Consumer Staples	26,610,182	23,896,134	2,714,048	–
Energy	52,188,267	50,952,230	1,236,037	–
Financials	66,355,964	64,502,564	1,853,400	–
Health Care	39,517,486	39,517,486	–	–
Industrials	32,477,197	32,477,197	–	–
Information Technology	65,258,018	65,258,018	–	–
Materials	9,797,739	9,797,739	–	–
Telecommunications Services	2,830,766	2,830,766	–	–
Utilities	7,611,987	7,611,987	–	–
Collateral Held for Securities Loaned	23,026,152	23,026,152	–	–
Short-Term Investments	923,392,565	892,687,561	30,705,004	–

Total	$3,584,985,464	$2,536,416,770	$1,046,882,024	$1,686,670

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,038,676	2,038,676	–	–
Call Options Written	120,036	–	–	120,036

Total Asset Derivatives	$2,158,712	$2,038,676	$–	$120,036

Liability Derivatives
Futures Contracts	3,979,383	866,558	3,112,825	–
Credit Default Swaps	71,804	–	71,804	–

Total Liability Derivatives	$4,051,187	$866,558	$3,184,629	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(250)	June 2013	($55,100,800)	($55,113,282)	($12,482)
5-Yr. U.S.Treasury Bond Futures	60	June 2013	7,434,558	7,443,281	8,723
10-Yr. U.S. Treasury Bond Futures	(155)	June 2013	(20,409,879)	(20,457,579)	(47,700)
30-Yr. U.S. Treasury Bond Futures	730	June 2013	105,578,477	105,462,188	(116,289)
Eurex EURO STOXX 50 Futures	2,418	June 2013	82,270,435	79,157,610	(3,112,825)
Mini MSCI EAFE Index Futures	836	June 2013	69,607,893	69,354,560	(253,333)
Russell 2000 Index Mini-Futures	133	June 2013	12,271,551	12,620,370	348,819
S&P 400 Index Futures	(84)	June 2013	(9,231,646)	(9,668,400)	(436,754)
S&P 500 Index Futures	545	June 2013	211,236,741	212,917,875	1,681,134
Total Futures Contracts					($1,940,707)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass
Through Call Option	47	$103.39	April 2013	($14,550)	$120,036
Total Call Options Written				($14,550)	$120,036

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2018	$37,500,000	$1,100,986	($1,172,790)	($71,804)
Total Credit Default Swaps					($1,172,790)	($71,804)

1

As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Partner Small Cap Value	$26,974,565	$–	$–	1,273,911	$30,469,030	$–
Small Cap Stock	21,187,884	–	–	1,614,844	23,716,084	–
Partner Mid Cap Value	31,563,374	–	–	2,151,794	35,586,153	–
Mid Cap Stock	38,403,888	–	–	2,934,910	43,183,682	–
Partner Worldwide Allocation	136,548,668	–	–	15,843,670	140,244,997	–
Large Cap Value	91,192,528	–	–	7,600,011	100,989,701	–
Large Cap Stock	25,408,870	–	–	2,756,082	27,716,538	–
Equity Income Plus	11,582,316	–	–	1,179,786	12,659,697	–
High Yield	94,848,428	1,427,614	49,046	19,054,270	97,064,359	1,427,278
Income	290,807,453	2,492,412	127,521	27,213,797	292,257,134	2,497,693
Limited Maturity Bond	470,691,974	1,450,483	304,088	47,543,193	472,137,186	1,452,973
Cash Management Trust- Collateral Investment	24,371,265	86,994,008	88,339,121	23,026,152	23,026,152	65,244
Cash Management Trust- Short Term Investment	565,122,509	574,965,999	247,400,947	892,687,561	892,687,561	202,708
Total Value and Income Earned	1,828,703,722				2,191,738,274	5,645,896

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Technology Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.3%)	Value
Communications Equipment (8.5%)
46,341	Calix, Inc.[a]	$377,679
39,971	Juniper Networks, Inc.[a]	741,062
31,045	QUALCOMM, Inc.	2,078,463

	Total	3,197,204

Computers & Peripherals (15.4%)
9,021	Apple, Inc.	3,992,965
31,095	EMC Corporation[a]	742,860
30,747	NetApp, Inc.[a]	1,050,317

	Total	5,786,142

Consumer Discretionary (11.6%)
4,494	Amazon.com, Inc.[a]	1,197,606
18,474	Coinstar, Inc.[a,b]	1,079,251
87,524	Pandora Media, Inc.[a,b]	1,239,340
1,206	Priceline.com, Inc.[a]	829,644

	Total	4,345,841

Electronic Equipment, Instruments & Components (5.1%)
12,998	Amphenol Corporation	970,301
73,399	RealD, Inc.[a,b]	954,187

	Total	1,924,488

Financials (5.1%)
13,730	American Tower Corporation	1,056,111
5,180	IntercontinentalExchange, Inc.[a,b]	844,703

	Total	1,900,814

Internet Software & Services (17.5%)
5,718	Equinix, Inc.[a]	1,236,861
24,902	ExactTarget, Inc.[a]	579,470
24,698	Facebook, Inc.[a]	631,775
2,310	Google, Inc.[a]	1,834,209
25,022	Internap Network Services Corporation[a]	233,956
33,157	Rackspace Hosting, Inc.[a]	1,673,765
16,452	Yandex NVa	380,370

	Total	6,570,406

IT Consulting & Services (4.5%)
8,345	Cognizant Technology Solutions Corporation[a]	639,310
44,208	InterXion Holding NVa	1,070,718

	Total	1,710,028

Semiconductors & Semiconductor Equipment (7.4%)
18,980	Altera Corporation	673,220
10,180	Cavium, Inc.[a]	395,086
8,412	Hittite Microwave Corporation[a]	509,431
25,117	Intermolecular, Inc.[a]	256,193
24,835	Xilinx, Inc.	947,952

	Total	2,781,882

Software (17.8%)
108,670	Activision Blizzard, Inc.	1,583,322
9,238	Citrix Systems, Inc.[a]	666,614
20,079	MICROS Systems, Inc.[a]	913,795
12,943	NetSuite, Inc.[a]	1,036,2172
39,306	Oracle Corporation	1,271,156

Shares	Common Stock (98.3%)	Value
Software (17.8%) - continued
6,765	Salesforce.com, Inc.[a]	$1,209,785

	Total	6,680,889

Telecommunications Services (5.4%)
18,391	SBA Communications Corporation[a]	1,324,520
28,399	TW Telecom, Inc.[a]	715,371

	Total	2,039,891

	Total Common Stock (cost $28,841,112)	36,937,585

Shares	Collateral Held for Securities Loaned (11.1%)	Value
4,158,775	Thrivent Cash Management Trust	4,158,775

	Total Collateral Held for Securities Loaned (cost $4,158,775)	4,158,775

Shares or Principal Amount	Short-Term Investments (1.5%)	Value
552,479	Thrivent Cash Management Trust	552,479

	Total Short-Term Investments (at amortized cost)	552,479

	Total Investments (cost $33,552,366) 110.9%	$41,648,839

	Other Assets and Liabilities, Net (10.9%)	(4,078,536)

	Total Net Assets 100.0%	$37,570,303

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$9,304,956
Gross unrealized depreciation	(1,208,483)

Net unrealized appreciation (depreciation)	$8,096,473

Cost for federal income tax purposes	$33,552,366

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Technology Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	3,197,204	3,197,204	–	–
Computers & Peripherals	5,786,142	5,786,142	–	–
Consumer Discretionary	4,345,841	4,345,841	–	–
Electronic Equipment, Instruments & Components	1,924,488	1,924,488	–	–
Financials	1,900,814	1,900,814	–	–
Internet Software & Services	6,570,406	6,570,406	–	–
IT Consulting & Services	1,710,028	1,710,028	–	–
Semiconductors & Semiconductor Equipment	2,781,882	2,781,882	–	–
Software	6,680,889	6,680,889	–	–
Telecommunications Services	2,039,891	2,039,891	–	–
Collateral Held for Securities Loaned	4,158,775	4,158,775	–	–
Short-Term Investments	552,479	552,479	–	–

Total	$41,648,839	$41,648,839	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$2,884,020	$4,034,598	$2,759,843	4,158,775	$4,158,775	$33,264
Cash Management Trust- Short Term Investment	513,722	2,327,891	2,289,134	552,479	552,479	137
Total Value and Income Earned	3,397,742				4,711,254	33,401

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner Healthcare Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (96.8%)	Value
Biotechnology (20.6%)
25,961	Amarin Corporation plc ADR[a]	$192,371
13,964	ARIAD Pharmaceuticals, Inc.[a]	252,609
40,500	Aveo Pharmaceuticals, Inc.[a]	297,675
4,991	Biogen Idec, Inc.[a]	962,814
30,902	Gilead Sciences, Inc.[a]	1,512,035
29,085	ImmunoGen, Inc.[a]	467,105
38,764	Incyte Corporation[a]	907,465
30,432	InterMune, Inc.[a]	275,410
6,733	Onyx Pharmaceuticals, Inc.[a]	598,294
15,943	Vertex Pharmaceuticals, Inc.[a]	876,546

	Total	6,342,324

Health Care Equipment (17.3%)
36,495	Accuray, Inc.[a]	169,337
82,700	Boston Scientific Corporation[a]	645,887
17,097	Covidien plc	1,159,860
20,015	Dexcom, Inc.[a]	334,651
12,359	Edwards Lifesciences Corporation[a]	1,015,415
42,690	EOS Imaging SAa	261,573
4,965	HeartWare International, Inc.[a]	439,055
19,741	Hologic, Inc.[a]	446,147
53,306	NxStage Medical, Inc.[a]	601,292
3,827	Varian Medical Systems, Inc.[a]	275,544

	Total	5,348,761

Health Care Supplies (3.1%)
28,543	Align Technology, Inc.[a]	956,476

	Total	956,476

Pharmaceuticals (55.8%)
21,837	Algeta ASA[a]	735,467
31,970	Aspen Pharmacare Holdings, Ltd.[a]	664,501
1,464,230	CFR Pharmaceuticals SA	377,315
21,199	Eli Lilly and Company	1,203,891
53,281	Hikma Pharmaceuticals plc	838,433
54,662	Merck & Company, Inc.	2,417,700
30,115	Mylan, Inc.[a]	871,528
34,292	Novartis AG	2,444,058
5,175	Novo Nordisk AS ADR	835,763
17,916	Pharmstandard GDR[a]	369,965
10,412	Roche Holding AG	2,427,278
22,600	Sanofi	2,304,876
2,572	Sawai Pharmaceutical Company, Ltd.	305,523
8,527	Towa Pharmaceutical Company, Ltd.	450,902
12,782	Valeant Pharmaceuticals International, Inc.[a]	958,906

	Total	17,206,106

	Total Common Stock (cost $23,316,330)	29,853,667

Shares or Principal Amount	Short-Term Investments (4.7%)	Value
1,454,813	Thrivent Cash Management Trust	$1,454,813

	Total Short-Term Investments (at amortized cost)	1,454,813

	Total Investments (cost $24,771,143) 101.5%	$31,308,480

	Other Assets and Liabilities, Net (1.5%)	(462,656)

	Total Net Assets 100.0%	$30,845,824

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$7,195,430
Gross unrealized depreciation	(658,093)

Net unrealized appreciation (depreciation)	$6,537,337

Cost for federal income tax purposes	$24,771,143

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Partner Healthcare Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	6,342,324	6,342,324	–	–
Health Care Equipment	5,348,761	5,087,188	261,573	–
Health Care Supplies	956,476	956,476	–	–
Pharmaceuticals	17,206,106	6,287,788	10,918,318	–
Short-Term Investments	1,454,813	1,454,813	–	–
Total	$31,308,480	$20,128,589	$11,179,891	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Foreign Currency Forward Contracts	350	–	350	–
Total Liability Derivatives	$350	$–	$350	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Euro	SSB	86,244	4/4/2013	$110,737	$110,552	($185)
Japanese Yen	SSB	8,336,486	4/2/2013	88,724	88,559	(165)
Total Purchases				$199,461	$199,111	($350)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($350)

Counterparty

SSB   -   State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Short Term Investment	$1,046,040	$2,806,687	$2,397,914	1,454,813	$1,454,813	$288
Total Value and Income Earned	1,046,040				1,454,813	288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Natural Resources Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (96.1%)	Value
Coal & Consumable Fuels (3.2%)
48,514	Alpha Natural Resources, Inc.[a]	$398,300
31,394	Peabody Energy Corporation	663,983

	Total	1,062,283

Consumer Staples (10.2%)
29,903	Archer-Daniels-Midland Company	1,008,628
13,710	Bunge, Ltd.	1,012,209
18,695	Ingredion, Inc.	1,352,023

	Total	3,372,860

Financials (4.7%)
10,000	SPDR Gold Trust[a,b]	1,544,500

	Total	1,544,500

Integrated Oil & Gas (11.6%)
21,527	BP plc ADR	911,668
13,729	Chevron Corporation	1,631,280
9,582	Occidental Petroleum Corporation	750,941
33,226	Petroleo Brasileiro SA ADR	550,555

	Total	3,844,444

Materials (6.5%)
14,000	Cliffs Natural Resources, Inc.[b]	266,140
12,800	Mosaic Company	763,008
6,840	Southern Copper Corporation	256,979
17,500	Teck Resources, Ltd.	492,800
13,075	Walter Energy, Inc.[b]	372,638

	Total	2,151,565

Oil & Gas Drilling (2.8%)
15,100	Helmerich & Payne, Inc.	916,570

	Total	916,570

Oil & Gas Equipment & Services (19.9%)
13,701	Dril-Quip, Inc.[a]	1,194,316
11,800	National Oilwell Varco, Inc.	834,850
13,322	Oil States International, Inc.[a]	1,086,676
40,213	Petroleum Geo-Services ASA	623,765
28,700	Schlumberger, Ltd.	2,149,343
56,800	Weatherford International, Ltd.[a]	689,552

	Total	6,578,502

Oil & Gas Exploration & Production (17.1%)
7,900	Concho Resources, Inc.[a]	769,697
7,300	EOG Resources, Inc.	934,911
14,300	EQT Corporation	968,825
29,500	Marathon Oil Corporation	994,740
18,000	Oasis Petroleum, Inc.[a]	685,260
13,000	SM Energy Company	769,860
27,300	Ultra Petroleum Corporation[a,b]	548,730

	Total	5,672,023

Oil & Gas Refining & Marketing (2.4%)
17,800	Valero Energy Corporation	809,722

	Total	809,722

Real Estate Investment Trusts (17.7%)
8,935	Boston Properties, Inc.	902,971
15,786	Equity Residential	869,177
48,700	Kimco Realty Corporation	1,090,880

Shares	Common Stock (96.1%)	Value
Real Estate Investment Trusts (17.7%) - continued
6,594	Public Storage, Inc.	$1,004,398
6,679	Simon Property Group, Inc.	1,059,022
10,960	Vornado Realty Trust	916,695

	Total	5,843,143

	Total Common Stock (cost $34,385,281)	31,795,612

Shares	Collateral Held for Securities Loaned (8.4%)	Value
2,790,346	Thrivent Cash Management Trust	2,790,346

	Total Collateral Held for Securities Loaned (cost $2,790,346)	2,790,346

Shares or Principal Amount	Short-Term Investments (3.6%)	Value
1,176,651	Thrivent Cash Management Trust	1,176,651

	Total Short-Term Investments (at amortized cost)	1,176,651

	Total Investments (cost $38,352,278) 108.1%	$35,762,609

	Other Assets and Liabilities, Net (8.1%)	(2,665,632)

	Total Net Assets 100.0%	$33,096,977

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,634,602
Gross unrealized depreciation	(6,224,271)

Net unrealized appreciation (depreciation)	$(2,589,669)

Cost for federal income tax purposes	$38,352,278

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Natural Resources Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	1,062,283	1,062,283	–	–
Consumer Staples	3,372,860	3,372,860	–	–
Financials	1,544,500	1,544,500	–	–
Integrated Oil & Gas	3,844,444	3,844,444	–	–
Materials	2,151,565	2,151,565	–	–
Oil & Gas Drilling	916,570	916,570	–	–
Oil & Gas Equipment & Services	6,578,502	5,954,737	623,765	–
Oil & Gas Exploration & Production	5,672,023	5,672,023	–	–
Oil & Gas Refining & Marketing	809,722	809,722	–	–
Real Estate Investment Trusts	5,843,143	5,843,143	–	–
Collateral Held for Securities Loaned	2,790,346	2,790,346	–	–
Short-Term Investments	1,176,651	1,176,651	–	–
Total	$35,762,609	$35,138,844	$623,765	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$3,223,242	$3,177,189	$3,610,085	2,790,346	$2,790,346	$950
Cash Management Trust- Short Term Investment	592,217	1,459,122	874,688	1,176,651	1,176,651	183
Total Value and Income Earned	3,815,459				3,966,997	1,133

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (97.0%)	Value
Brazil (14.9%)
121,079	Banco Bradesco SA ADR	$2,060,765
17,521	Lojas Renner SA	652,545
22,714	Multiplan Empreendimentos Imobiliarios SA	652,504
8,900	Petroleo Brasileiro SA ADR	147,473
97,500	Petroleo Brasileiro SA ADR	1,769,625
56,500	Souza Cruz SA	830,130
59,400	Ultrapar Participacoes SA	1,505,907
62,194	Vale SA SP ADR[a]	1,075,335
33,812	Vale SA SP PREF ADR	558,912

	Total	9,253,196

Chile (1.2%)
26,494	Banco Santander Chile SA ADR	754,284

	Total	754,284

China (2.7%)
1,277,000	PetroChina Company, Ltd.	1,681,639

	Total	1,681,639

Hong Kong (10.9%)
339,000	AIA Group, Ltd.	1,490,490
211,500	China Mobile, Ltd.	2,243,252
173,000	Hang Lung Group, Ltd.	974,688
132,000	Hang Lung Properties, Ltd.	494,189
90,000	Swire Pacific, Ltd., Class A	1,149,723
100,000	Swire Pacific, Ltd., Class B	243,932
59,500	Swire Properties, Ltd.	211,614

	Total	6,807,888

Hungary (1.1%)
4,871	Richter Gedeon Nyrt	681,938

	Total	681,938

India (12.7%)
12,500	GlaxoSmithKline Pharmaceuticals, Ltd.	507,303
5,200	Grasim Industries, Ltd.	269,471
4,350	Grasim Industries, Ltd. GDR	225,330
21,000	Hero Motocorp, Ltd.	596,846
83,016	Hindustan Unilever, Ltd.[b]	713,139
110,000	Housing Development Finance Corporation	1,676,083
30,000	ICICI Bank, Ltd.	583,016
5,000	ICICI Bank, Ltd. ADR	214,500
31,600	Infosys, Ltd.	1,686,120
3,900	Infosys, Ltd. ADR[a]	210,249
103,503	ITC, Ltd.[b]	589,697
15,947	Ultra Tech Cement, Ltd.	549,216
2,484	Ultra Tech Cement, Ltd. GDR	85,418

	Total	7,906,388

Indonesia (3.2%)
2,442,000	PT Astra International Tbk	1,992,593

	Total	1,992,593

Luxembourg (2.3%)
34,965	Tenaris SA ADR	1,425,873

	Total	1,425,873

Malaysia (2.3%)
320,000	CIMB Group Holdings Berhad	791,482

Shares	Common Stock (97.0%)	Value
Malaysia (2.3%) - continued
120,000	Public Bank Berhad	$631,681

	Total	1,423,163

Mexico (8.5%)
16,400	Fomento Economico Mexicano SAB de CV ADR	1,861,400
6,800	Grupo Aeroportuario del Sureste SAB de CV ADR	929,356
251,128	Grupo Financiero Banorte SAB de CV ADR	2,006,348
120,300	Organizacion Soriana SAB de CV	470,917

	Total	5,268,021

Philippines (3.3%)
5,000	Ayala Corporation	69,328
1,388,900	Ayala Land, Inc.	1,115,191
312,897	Bank of the Philippine Islands	843,388

	Total	2,027,907

Poland (1.7%)
22,523	Bank Pekao SA	1,087,861

	Total	1,087,861

Russia (3.5%)
28,400	Lukoil ADR	1,830,017
7,000	Magnit OJSC	316,930

	Total	2,146,947

South Africa (3.2%)
33,789	Massmart Holdings, Ltd.	699,092
133,193	Truworths International, Ltd.	1,306,532

	Total	2,005,624

South Korea (5.3%)
2,970	E-Mart Company, Ltd.	587,329
2,695	Samsung Electronics Company, Ltd.	2,110,215
1,570	Samsung Electronics Company, Ltd. GDR	617,056

	Total	3,314,600

Taiwan (4.6%)
215,400	Taiwan Mobile Company, Ltd.	728,995
635,499	Taiwan Semiconductor
	Manufacturing Company, Ltd.	2,128,449

	Total	2,857,444

Thailand (5.1%)
156,000	PTT Exploration & Production pcl	794,035
64,400	Siam Cement pcl	1,067,247
212,600	Siam Commercial Bank pcl	1,292,935

	Total	3,154,217

Turkey (5.5%)
310,833	Akbank TAS	1,633,232
16,518	BIM Birlesik Magazalar AS	805,122
188,790	Turkiye Garanti Bankasi AS	1,002,516

	Total	3,440,870

United Kingdom (5.0%)
19,386	BHP Billiton plc	567,490
21,139	SABMiller plc	1,115,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (97.0%)	Value
United Kingdom (5.0%) - continued
55,950	Standard Chartered plc	$1,452,810

	Total	3,136,257

	Total Common Stock (cost $48,596,090)	60,366,710

Shares	Collateral Held for Securities Loaned (2.0%)	Value
1,225,738	Thrivent Cash Management Trust	1,225,738

	Total Collateral Held for Securities Loaned (cost $1,225,738)	1,225,738

Shares or Principal Amount	Short-Term Investments (2.8%)	Value
1,734,539	Thrivent Cash Management Trust	1,734,539

	Total Short-Term Investments (at amortized cost)	1,734,539

	Total Investments (cost $51,556,367) 101.8%	$63,326,987

	Other Assets and Liabilities, Net (1.8%)	(1,137,654)

	Total Net Assets 100.0%	$62,189,333

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,794,843
Gross unrealized depreciation	(2,024,223)

Net unrealized appreciation (depreciation)	$11,770,620

Cost for federal income tax purposes	$51,556,367

a	All or a portion of the security is on loan.
b	Denotes investments purchased on a when-issued or delayed delivery basis.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,606,762	–	5,606,762	–
Consumer Staples	6,931,467	1,861,400	5,070,067	–
Energy	9,154,569	3,342,971	5,811,598	–
Financials	20,386,401	3,029,549	17,356,852	–
Health Care	1,189,241	–	1,189,241	–
Industrials	5,172,197	1,014,774	4,157,423	–
Information Technology	6,752,089	210,249	6,541,840	–
Materials	2,201,737	1,634,247	567,490	–
Telecommunications Services	2,972,247	–	2,972,247	–
Collateral Held for Securities Loaned	1,225,738	1,225,738	–	–
Short-Term Investments	1,734,539	1,734,539	–	–

Total	$63,326,987	$14,053,467	$49,273,520	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Liability Derivatives
Foreign Currency Forward Contracts	46	–	46	–

Total Liability Derivatives	$46	$–	$46	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	SSB	41,412	4/3/2013	$20,539	$20,493	($46)
Total Purchases				$20,539	$20,493	($46)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($46)

Counterparty
State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$2,001,279	$4,586,806	$5,362,347	1,225,738	$1,225,738	$600
Cash Management Trust- Short Term Investment	1,497,572	3,730,941	3,493,974	1,734,539	1,734,539	644
Total Value and Income Earned	3,498,851				2,960,277	1,244

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Real Estate Securities Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (99.4%)	Value
Diversified Real Estate Activities (0.1%)
2,519	Brookfield Asset Management, Inc.	$91,918

	Total	91,918

Diversified REITS (6.0%)
11,192	American Assets Trust, Inc.	358,256
30,557	Colonial Properties Trust	690,894
75,120	Duke Realty Corporation	1,275,538
11,126	First Potomac Realty Trust	164,998
26,705	Lexington Realty Trust	315,119
27,243	Liberty Property Trust	1,082,909
5,270	PS Business Parks, Inc.	415,908
14,574	Spirit Realty Capital, Inc.	276,906
35,850	Vornado Realty Trust	2,998,494
12,015	Washington Real Estate Investment Trust	334,498
3,050	Whitestone REIT	46,177

	Total	7,959,697

Hotels, Resorts & Cruise Lines (1.0%)
6,400	Hyatt Hotels Corporation[a]	276,672
4,000	Las Vegas Sands Corporation	225,400
2,000	Marriott International, Inc.	84,460
9,306	Starwood Hotels & Resorts Worldwide, Inc.	593,071
2,500	Wyndham Worldwide Corporation	161,200

	Total	1,340,803

Industrial REITS (5.2%)
65,716	DCT Industrial Trust, Inc.	486,298
8,624	EastGroup Properties, Inc.	501,917
34,246	First Industrial Realty Trust, Inc.	586,634
124,773	Prologis, Inc.	4,988,425
11,150	STAG Industrial, Inc.	237,160
4,650	Terreno Realty Corporation	83,607

	Total	6,884,041

Mortgage REITS (1.9%)
19,000	American Capital Agency Corporation	622,820
6,200	American Capital Mortgage Investment Corporation	160,270
15,000	Apollo Commercial Real Estate Finance, Inc.	263,850
70,000	ARMOUR Residential REIT, Inc.	457,100
70,000	Chimera Investment Corporation	223,300
34,250	CYS Investments, Inc.	402,095
11,150	Invesco Mortgage Capital, Inc.	238,498
15,550	Two Harbors Investment Corporation	196,086

	Total	2,564,019

Office REITS (14.0%)
14,962	Alexandria Real Estate Equities, Inc.	1,062,003
46,162	BioMed Realty Trust, Inc.	997,099
48,924	Boston Properties, Inc.	4,944,259
24,380	Brandywine Realty Trust	362,043
9,300	CommonWealth REIT	208,692
5,646	Coresite Realty Corporation	197,497
18,957	Corporate Office Properties Trust	505,773
6,150	CyrusOne, Inc.	140,466
30,268	Digital Realty Trust, Inc.	2,025,232

Shares	Common Stock (99.4%)	Value
Office REITS (14.0%) - continued
44,757	Douglas Emmett, Inc.	$1,115,792
28,043	DuPont Fabros Technology, Inc.	680,604
17,912	Highwoods Properties, Inc.	708,778
24,149	Hudson Pacific Properties, Inc.	525,241
22,313	Kilroy Realty Corporation	1,169,201
13,905	Mack-Cali Realty Corporation	397,822
9,250	Parkway Properties, Inc.	171,588
16,963	Piedmont Office Realty Trust, Inc.	332,305
35,277	SL Green Realty Corporation	3,037,702

	Total	18,582,097

Real Estate Operating Companies (0.5%)
5,957	Brookfield Office Properties, Inc.	102,282
25,243	Forest City Enterprises, Inc.[a]	448,568
4,092	Gladstone Land Corporation	63,508

	Total	614,358

Residential REITS (16.7%)
26,553	American Campus Communities, Inc.	1,203,913
56,884	Apartment Investment & Management Company	1,744,063
14,159	Associated Estates Realty Corporation	263,924
29,654	AvalonBay Communities, Inc.	3,756,272
19,457	BRE Properties, Inc.	947,167
30,851	Camden Property Trust	2,118,847
35,376	Campus Crest Communities, Inc.	491,726
34,964	Education Realty Trust, Inc.	368,171
10,539	Equity Lifestyle Properties, Inc.	809,395
84,690	Equity Residential	4,663,031
13,999	Essex Property Trust, Inc.	2,107,969
12,887	Home Properties, Inc.	817,294
4,034	Mid-America Apartment Communities, Inc.	278,588
16,835	Post Properties, Inc.	792,928
761	Silver Bay Realty Trust Corporation REIT	15,753
10,617	Sun Communities, Inc.	523,737
53,594	UDR, Inc.	1,296,439

	Total	22,199,217

Retail REITS (25.2%)
17,863	Acadia Realty Trust	496,056
4,300	Agree Realty Corporation	129,430
47,739	CBL & Associates Properties, Inc.	1,126,640
10,925	Cedar Realty Trust, Inc.	66,752
115,056	DDR Corporation	2,004,276
16,517	Equity One, Inc.	395,913
11,132	Excel Trust, Inc.	151,952
17,195	Federal Realty Investment Trust	1,857,748
123,205	General Growth Properties, Inc.	2,449,315
55,924	Glimcher Realty Trust	648,718
13,832	Inland Real Estate Corporation	139,565
87,287	Kimco Realty Corporation	1,955,229
19,247	Kite Realty Group Trust	129,725
36,166	Macerich Company	2,328,367
21,186	National Retail Properties, Inc.	766,298
5,526	Pennsylvania Real Estate Investment Trust	107,149
28,348	Ramco-Gershenson Properties Trust	476,246
23,692	Regency Centers Corporation	1,253,544

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Real Estate Securities Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (99.4%)	Value
Retail REITS (25.2%) - continued
9,222	Retail Opportunity Investments Corporation	$129,200
16,500	Retail Properties of America, Inc.	244,200
2,138	Saul Centers, Inc.	93,516
85,661	Simon Property Group, Inc.	13,582,408
23,863	Tanger Factory Outlet Centers, Inc.	863,363
14,941	Taubman Centers, Inc.	1,160,318
6,500	Urstadt Biddle Properties, Inc.	141,440
23,142	Weingarten Realty Investors	730,130

	Total	33,427,498

Specialized REITS (28.8%)
19,100	American Tower Corporation	1,469,172
26,278	Ashford Hospitality Trust, Inc.	324,796
3,100	Aviv REIT, Inc.[a]	74,586
16,077	Chatham Lodging Trust	283,116
35,733	Chesapeake Lodging Trust	819,715
53,072	CubeSmart	838,538
43,095	DiamondRock Hospitality Company	401,214
12,183	EPR Properties	634,125
37,420	Extra Space Storage, Inc.	1,469,483
20,843	FelCor Lodging Trust, Inc.[a]	124,016
92,444	HCP, Inc.	4,609,258
56,997	Health Care REIT, Inc.	3,870,666
20,762	Healthcare Realty Trust, Inc.	589,433
49,147	Hersha Hospitality Trust	287,018
18,749	Hospitality Properties Trust	514,472
195,140	Host Hotels & Resorts, Inc.	3,412,999
25,690	LaSalle Hotel Properties	652,012
6,972	LTC Properties, Inc.	283,970
25,964	Medical Properties Trust, Inc.	416,463
14,661	Omega Healthcare Investors, Inc.	445,108
17,008	Pebblebrook Hotel Trust	438,636
5,465	Plum Creek Timber Company, Inc.	285,273
34,983	Public Storage, Inc.	5,328,611
11,494	Rayonier, Inc. REIT	685,847
35,580	RLJ Lodging Trust	809,801
5,792	Sabra Healthcare REIT, Inc.	168,026
25,466	Senior Housing Property Trust	683,253
4,099	Sovran Self Storage, Inc.	264,344
79,774	Strategic Hotels & Resorts, Inc.[a]	666,113
35,457	Summit Hotel Properties, Inc.	371,235
65,274	Sunstone Hotel Investors, Inc.[a]	803,523
74,420	Ventas, Inc.	5,447,544
25,800	Weyerhaeuser Company REIT	809,604

	Total	38,281,970

	Total Common Stock (cost $133,479,319)	131,945,618

Shares or Principal Amount	Short-Term Investments (0.5%)	Value
703,843	Thrivent Cash Management Trust	$703,843

	Total Short-Term Investments (at amortized cost)	703,843

	Total Investments (cost $134,183,162) 99.9%	$132,649,461

	Other Assets and Liabilities, Net 0.1%	184,091

	Total Net Assets 100.0%	$132,833,552

a	Non-income producing security.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$19,443,684
Gross unrealized depreciation	(20,977,385)

Net unrealized appreciation (depreciation)	$(1,533,701)

Cost for federal income tax purposes	$134,183,162

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Real Estate Securities Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified Real Estate Activities	91,918	91,918	–
Diversified REITS	7,959,697	7,959,697	–	–
Hotels, Resorts & Cruise Lines	1,340,803	1,340,803	–
Industrial REITS	6,884,041	6,884,041	–	–
Mortgage REITS	2,564,019	2,564,019	–	–
Office REITS	18,582,097	18,582,097	–	–
Real Estate Operating Companies	614,358	614,358	–
Residential REITS	22,199,217	22,199,217	–	–
Retail REITS	33,427,498	33,427,498	–	–
Specialized REITS	38,281,970	38,281,970	–	–
Short-Term Investments	703,843	703,843	–	–

Total	$132,649,461	$132,649,461	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Short Term Investment	$746,798	$5,090,032	$5,132,987	703,843	$703,843	$173
Total Value and Income Earned	746,798				703,843	173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.1%)	Value
Consumer Discretionary (16.0%)
40,910	Aeropostale, Inc.[a]	$556,376
97,105	ANN, Inc.[a]	2,817,987
25,270	Arctic Cat, Inc.[a]	1,104,299
10,830	Asbury Automotive Group, Inc.[a]	397,353
59,970	Brunswick Corporation	2,052,173
7,060	Buffalo Wild Wings, Inc.[a]	617,962
13,130	Children’s Place Retail Stores, Inc.[a]	588,487
16,890	Cracker Barrel Old Country Store, Inc.	1,365,556
2,990	Dorman Products, Inc.	111,258
38,160	Five Below, Inc.[a,b]	1,445,882
31,720	Hibbett Sports, Inc.[a]	1,784,884
71,130	HomeAway, Inc.[a,b]	2,311,725
74,500	Imax Corporation[a,b]	1,991,385
49,550	Meritage Homes Corporation[a]	2,321,913
11,230	Movado Group, Inc.	376,430
14,030	Oxford Industries, Inc.	744,993
8,890	Red Robin Gourmet Burgers, Inc.[a]	405,384
160,380	SHFL entertainment, Inc.[a]	2,657,497
50,590	Shutterfly, Inc.[a]	2,234,560
57,320	Sotheby’s Holdings, Inc.	2,144,341
46,000	Steven Madden, Ltd.[a]	1,984,440
61,840	Tenneco, Inc.[a]	2,430,930
91,300	Texas Roadhouse, Inc.	1,843,347
12,580	Ulta Salon Cosmetics & Fragrance, Inc.[a]	1,021,119
34,350	Vail Resorts, Inc.	2,140,692
72,410	Vera Bradley, Inc.[a,b]	1,711,048
61,570	Vitamin Shoppe, Inc.[a]	3,007,695
61,310	Zumiez, Inc.[a,b]	1,403,999

	Total	43,573,715

Consumer Staples (4.2%)
102,690	B&G Foods, Inc.	3,131,018
2,780	Boston Beer Company, Inc.[a,b]	443,799
29,950	Hain Celestial Group, Inc.[a,b]	1,829,346
51,810	Susser Holdings Corporation[a]	2,648,009
8,210	TreeHouse Foods, Inc.[a]	534,882
59,640	United Natural Foods, Inc.[a]	2,934,288

	Total	11,521,342

Energy (5.2%)
16,930	Alon USA Energy, Inc.	322,516
16,180	Bonanza Creek Energy, Inc.[a]	625,681
43,110	Comstock Resources, Inc.[a]	700,538
25,480	Diamondback Energy, Inc.[a]	683,883
31,120	Dril-Quip, Inc.[a]	2,712,730
79,020	Energy XXI, Ltd.	2,150,924
43,340	Gulfport Energy Corporation[a]	1,986,272
20,658	Halcon Resources Corporation[a]	160,926
263,400	Kodiak Oil & Gas Corporation[a]	2,394,306
3,530	Lufkin Industries, Inc.[b]	234,357
4,690	PDC Energy, Inc.[a]	232,483
56,730	Rex Energy Corporation[a]	934,910
20,970	Rosetta Resources, Inc.[a]	997,753

	Total	14,137,279

Financials (6.9%)
14,420	Artisan Partners Asset Management, Inc.[a]	568,869
50,376	Bank of the Ozarks, Inc.	2,234,176
36,860	Campus Crest Communities, Inc.	512,354
84,270	Colonial Properties Trust	1,905,345

Shares	Common Stock (98.1%)	Value
Financials (6.9%) - continued
49,380	Corporate Office Properties Trust	$1,317,458
258,555	Education Realty Trust, Inc.	2,722,584
67,790	eHealth, Inc.[a]	1,212,085
25,900	Home Loan Servicing Solutions, Ltd.	604,247
39,530	iSTAR Financial, Inc.[a,b]	430,482
18,000	Oriental Financial Group, Inc.	279,180
36,930	ProAssurance Corporation	1,747,897
11,000	Sovran Self Storage, Inc.	709,390
14,090	Stewart Information Services Corporation	358,872
15,020	Sun Communities, Inc.	740,937
37,930	Texas Capital Bancshares, Inc.[a]	1,534,269
25,470	Umpqua Holdings Corporation	337,732
8,760	Walter Investment Management Corporation[a]	326,310
24,620	Zillow, Inc.[a,b]	1,345,975

	Total	18,888,162

Health Care (19.3%)
85,050	Acadia Healthcare Company, Inc.[a]	2,499,619
231,022	ACADIA Pharmaceuticals, Inc.[a,b]	1,834,315
26,520	Aegerion Pharmaceuticals, Inc.[a]	1,069,817
66,660	Air Methods Corporation	3,215,678
168,394	Akorn, Inc.[a,b]	2,328,889
72,040	Align Technology, Inc.[a]	2,414,060
13,000	Analogic Corporation	1,027,260
35,840	ArthroCare Corporation[a]	1,245,798
51,550	Auxilium Pharmaceuticals, Inc.[a]	890,784
89,950	Bruker Corporation[a]	1,718,045
57,410	Cepheid, Inc.[a]	2,202,822
51,360	Cubist Pharmaceuticals, Inc.[a]	2,404,675
18,580	Cyberonics, Inc.[a]	869,730
14,230	Cynosure, Inc.[a]	372,399
15,950	Emeritus Corporation[a]	443,251
12,660	Enanta Pharmaceuticals, Inc.[a]	230,412
106,720	Endologix, Inc.[a]	1,723,528
115,640	Health Management Associates, Inc.[a]	1,488,287
60,793	Integra LifeSciences Holdings Corporation[a]	2,371,535
18,890	Molina Healthcare, Inc.[a]	583,134
110,920	Neurocrine Biosciences, Inc.[a]	1,346,569
72,816	PAREXEL International Corporation[a]	2,876,960
28,340	Pharmacyclics, Inc.[a]	2,278,819
6,990	QLT, Inc.[a]	61,792
27,880	Santarus, Inc.[a]	483,160
40,930	Sarepta Therapeutics, Inc.[a,b]	1,512,363
21,420	Sirona Dental Systems, Inc.[a]	1,579,297
36,161	Synageva BioPharma Corporation[a]	1,985,962
61,160	Team Health Holdings, Inc.[a]	2,225,001
42,663	Teleflex, Inc.	3,605,450
20,380	Vanguard Health Systems, Inc.[a]	303,051
58,500	Viropharma, Inc.[a]	1,471,860
30,570	West Pharmaceutical Services, Inc.	1,985,216

	Total	52,649,538

Industrials (18.2%)
24,200	AAR Corporation	445,038
45,040	Alaska Air Group, Inc.[a]	2,880,758

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.1%)	Value
Industrials (18.2%) - continued
98,220	Avis Budget Group, Inc.[a]	$2,733,463
46,850	Belden, Inc.	2,419,802
52,140	CAI International, Inc.[a]	1,502,675
27,550	Chart Industries, Inc.[a]	2,204,276
39,630	Clean Harbors, Inc.[a]	2,302,107
9,860	Copa Holdings SA	1,179,355
14,560	EnPro Industries, Inc.[a]	745,035
8,410	ESCO Technologies, Inc.	343,633
33,350	Genesee & Wyoming, Inc.[a]	3,105,218
42,100	Healthcare Services Group, Inc.	1,079,023
99,580	Hexcel Corporation[a]	2,888,816
40,830	Huron Consulting Group, Inc.[a]	1,646,266
80,320	Kforce, Inc.	1,314,838
8,760	Middleby Corporation[a]	1,332,834
65,030	Old Dominion Freight Line, Inc.[a]	2,484,146
95,640	On Assignment, Inc.[a]	2,420,648
6,140	Proto Labs, Inc.[a]	301,474
103,260	Thermon Group Holdings, Inc.[a]	2,293,405
102,160	Titan International, Inc.[b]	2,153,533
10,680	Trex Company, Inc.[a]	525,242
13,640	Triumph Group, Inc.	1,070,740
100,680	TrueBlue, Inc.[a]	2,128,375
120,170	US Airways Group, Inc.[a,b]	2,039,285
85,220	USG Corporation[a,b]	2,253,217
25,080	Watts Water Technologies, Inc.	1,203,589
65,266	Woodward, Inc.	2,594,976

	Total	49,591,767

Information Technology (23.1%)
7,450	ANSYS, Inc.[a]	606,579
87,860	Aruba Networks, Inc.[a,b]	2,173,656
59,270	Aspen Technology, Inc.[a]	1,913,828
87,470	Bottomline Technologies, Inc.[a]	2,493,770
104,520	Cardtronics, Inc.[a]	2,870,119
72,760	Cavium, Inc.[a]	2,823,816
132,130	Ciena Corporation[a]	2,115,401
52,970	Cognex Corporation	2,232,686
8,550	Coherent, Inc.	485,127
54,440	Cornerstone OnDemand, Inc.[a]	1,856,404
29,530	Electronics for Imaging, Inc.[a]	748,881
65,380	Ellie Mae, Inc.[a]	1,572,389
131,710	Finisar Corporation[a,b]	1,737,255
73,020	Fusion-io, Inc.[a,b]	1,195,337
45,800	Guidewire Software, Inc.[a]	1,760,552
11,980	Heartland Payment Systems, Inc.	394,981
14,710	Imperva, Inc.[a]	566,335
75,060	InvenSense, Inc.[a,b]	801,641
31,510	IPG Photonics Corporation[b]	2,092,579
10,730	Manhattan Associates, Inc.[a]	797,132
47,020	MAXIMUS, Inc.	3,760,189
104,640	Monolithic Power Systems, Inc.	2,550,077
10,090	NETGEAR, Inc.[a]	338,116
81,290	NetScout Systems, Inc.[a]	1,997,295
42,610	OSI Systems, Inc.[a]	2,654,177
86,680	QLIK Technologies, Inc.[a]	2,238,944
4,870	Radware, Inc.[a]	183,745
410,400	RF Micro Devices, Inc.[a]	2,183,328
73,930	Semtech Corporation[a]	2,616,383
24,270	Stratasys, Ltd.[a]	1,801,319
21,970	SunPower Corporation[a,b]	253,534
59,210	Synchronoss Technologies, Inc.[a]	1,837,286
121,180	Take-Two Interactive Software, Inc.[a]	1,957,057
14,770	Tyler Technologies, Inc.[a]	904,810

Shares	Common Stock (98.1%)	Value
Information Technology (23.1%) - continued
22,410	Ultimate Software Group, Inc.[a]	$2,334,226
55,820	Ultratech, Inc.[a]	2,206,565
25,310	WEX, Inc.[a]	1,986,835

	Total	63,042,354

Materials (4.5%)
60,510	American Vanguard Corporation	1,847,975
4,700	Boise Cascade Company[a]	159,518
259,710	Boise, Inc.	2,249,089
96,620	Chemtura Corporation[a]	2,087,958
106,580	Commercial Metals Company	1,689,293
27,780	Kaiser Aluminum Corporation	1,795,977
23,970	KapStone Paper and Packaging Corporation	666,366
55,440	PolyOne Corporation	1,353,290
13,750	Rentech Nitrogen Partners, LP	493,350

	Total	12,342,816

Telecommunications Services (0.7%)
68,990	Cogent Communications Group, Inc.	1,821,336

	Total	1,821,336

Utilities (<0.1%)
7,612	Artesian Resources Corporation	171,042

	Total	171,042

	Total Common Stock (cost $221,034,557)	267,739,351

Shares	Collateral Held for Securities Loaned (12.2%)	Value
33,177,486	Thrivent Cash Management Trust	33,177,486

	Total Collateral Held for Securities Loaned (cost $33,177,486)	33,177,486

Shares or Principal Amount	Short-Term Investments (2.4%)	Value
6,682,626	Thrivent Cash Management Trust	6,682,626

	Total Short-Term Investments (at amortized cost)	6,682,626

	Total Investments (cost $260,894,669) 112.7%	$307,599,463

	Other Assets and Liabilities, Net (12.7%)	(34,779,105)

	Total Net Assets 100.0%	$272,820,358

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$49,776,160
Gross unrealized depreciation	(3,071,366)

Net unrealized appreciation (depreciation)	$46,704,794

Cost for federal income tax purposes	$260,894,669

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	43,573,715	43,573,715	–	–
Consumer Staples	11,521,342	11,521,342	–	–
Energy	14,137,279	14,137,279	–	–
Financials	18,888,162	18,888,162	–	–
Health Care	52,649,538	52,649,538	–	–
Industrials	49,591,767	49,591,767	–	–
Information Technology	63,042,354	63,042,354	–	–
Materials	12,342,816	12,342,816	–	–
Telecommunications Services	1,821,336	1,821,336	–	–
Utilities	171,042	171,042	–	–
Collateral Held for Securities Loaned	33,177,486	33,177,486	–	–
Short-Term Investments	6,682,626	6,682,626	–	–
Total	$307,599,463	$307,599,463	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$25,442,945	$38,706,470	$30,971,929	33,177,486	$33,177,486	$78,625
Cash Management Trust- Short Term Investment	3,658,848	28,014,733	24,990,955	6,682,626	6,682,626	1,442
Total Value and Income Earned	29,101,793				39,860,112	80,067

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Partner Small Cap Value Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (15.0%)
213,000	Aaron’s, Inc.	$6,108,840
30,100	Ascent Capital Group, Inc.[a]	2,240,644
58,000	CSS Industries, Inc.	1,506,260
95,000	Dorman Products, Inc.[b]	3,534,950
104,000	Drew Industries, Inc.	3,776,240
63,500	Ethan Allen Interiors, Inc.[b]	2,090,420
140,000	Fifth & Pacific Companies, Inc.[a]	2,643,200
90,300	Fred’s, Inc.	1,235,304
100,000	Haverty Furniture Companies, Inc.	2,056,000
44,000	Hooker Furniture Corporation	701,360
68,000	M/I Homes, Inc.[a]	1,662,600
103,000	MarineMax, Inc.[a]	1,399,770
60,500	Matthews International Corporation	2,110,845
79,000	Men’s Wearhouse, Inc.	2,640,180
106,600	Meritage Homes Corporation[a]	4,995,276
180,400	Modine Manufacturing Company[a]	1,641,640
194,700	Orient-Express Hotels, Ltd.[a]	1,919,742
16,700	Red Robin Gourmet Burgers, Inc.[a]	761,520
158,000	Shiloh Industries, Inc.	1,701,660
62,100	Stanley Furniture Company, Inc.[a]	275,724
172,000	Stein Mart, Inc.	1,441,360
28,800	Steven Madden, Ltd.[a]	1,242,432

	Total	47,685,967

Consumer Staples (0.6%)
265,000	Alliance One International, Inc.[a]	1,030,850
39,100	Nash Finch Company	765,578

	Total	1,796,428

Energy (4.0%)
42,400	C&J Energy Services, Inc.[a,b]	970,960
8,300	CARBO Ceramics, Inc.[b]	755,881
100,000	Cloud Peak Energy, Inc.[a]	1,878,000
94,000	Gulf Island Fabrication, Inc.	1,979,640
230,000	Hercules Offshore, Inc.[a]	1,706,600
42,500	PDC Energy, Inc.[a]	2,106,725
90,200	Swift Energy Company[a]	1,335,862
260,000	Teekay Tankers, Ltd.[b]	741,000
132,000	Tetra Technologies, Inc.[a]	1,354,320

	Total	12,828,988

Financials (24.1%)
49,200	Alterra Capital Holdings, Ltd.	1,549,800
204,000	Ares Capital Corporation	3,692,400
35,000	Assured Guaranty, Ltd.	721,350
161,800	CBL & Associates Properties, Inc.	3,818,480
176,300	Cedar Realty Trust, Inc.	1,077,193
412,000	CoBiz Financial, Inc.	3,328,960
75,000	Columbia Banking System, Inc.	1,648,500
55,000	Compass Diversified Holdings	872,850
143,500	Cousins Properties, Inc.	1,534,015
119,000	East West Bancorp, Inc.	3,054,730
45,700	Employers Holdings, Inc.	1,071,665
129,900	First Potomac Realty Trust	1,926,417
97,000	Glacier Bancorp, Inc.	1,841,060
96,500	Golub Capital BDC, Inc.	1,593,215
65,300	Hatteras Financial Corporation	1,791,179
199,000	Hercules Technology Growth Capital, Inc.	2,437,750
93,000	Home Bancshares, Inc.	3,503,310

Shares	Common Stock (97.1%)	Value
Financials (24.1%) - continued
29,000	iShares Russell 2000 Value Index Fund	$2,430,490
64,000	JMP Group, Inc.	442,240
54,200	Kilroy Realty Corporation	2,840,080
369,100	Kite Realty Group Trust	2,487,734
91,000	LaSalle Hotel Properties	2,309,580
2,900	Markel Corporation[a,b]	1,460,150
119,400	Meadowbrook Insurance Group, Inc.	841,770
82,000	National Interstate Corporation	2,458,360
18,000	Potlatch Corporation	825,480
140,000	ProAssurance Corporation	6,626,200
6,800	PS Business Parks, Inc.	536,656
110,000	Radian Group, Inc.[b]	1,178,100
211,500	Redwood Trust, Inc.	4,902,570
138,000	Safeguard Scientifics, Inc.[a]	2,180,400
122,000	Sandy Spring Bancorp, Inc.	2,452,200
19,000	Stifel Financial Corporation[a]	658,730
56,500	SVB Financial Group[a]	4,008,110
68,000	Wintrust Financial Corporation	2,518,720

	Total	76,620,444

Health Care (3.7%)
14,300	Analogic Corporation	1,129,986
7,200	Atrion Corporation	1,382,328
39,100	National Healthcare Corporation	1,787,652
96,000	Triple-S Management Corporation[a]	1,672,320
106,500	Vanguard Health Systems, Inc.[a]	1,583,655
63,000	West Pharmaceutical Services, Inc.	4,091,220

	Total	11,647,161

Industrials (26.8%)
63,000	A.O. Smith Corporation	4,634,910
101,000	Aegion Corporation[a]	2,338,150
90,500	Alaska Air Group, Inc.[a]	5,788,380
41,000	Applied Industrial Technologies, Inc.	1,845,000
35,200	Astec Industries, Inc.	1,229,536
145,500	Beacon Roofing Supply, Inc.[a]	5,625,030
60,000	Belden, Inc.	3,099,000
24,900	Cascade Corporation[b]	1,618,002
38,800	Circor International, Inc.	1,649,000
95,000	Comfort Systems USA, Inc.	1,338,550
82,000	Dolan Company[a]	195,980
51,200	Franklin Electric Company, Inc.	1,718,784
24,500	FTI Consulting, Inc.[a]	922,670
66,000	G & K Services, Inc.	3,003,660
65,500	Genesee & Wyoming, Inc.[a]	6,098,705
114,000	Gibraltar Industries, Inc.[a]	2,080,500
111,000	Greenbrier Companies, Inc.[a]	2,520,810
44,000	Hub Group, Inc.[a]	1,692,240
54,300	IDEX Corporation	2,900,706
51,000	Kaman Corporation	1,808,970
148,600	Kforce, Inc.	2,432,582
79,000	Kirby Corporation[a]	6,067,200
140,000	Kratos Defense & Security Solutions, Inc.[a]	704,200
26,400	Landstar System, Inc.	1,507,176
121,000	McGrath Rentcorp	3,763,100
43,000	Mine Safety Appliances Company	2,133,660
127,500	Navigant Consulting, Inc.[a]	1,675,350
44,900	Nordson Corporation	2,961,155

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Partner Small Cap Value Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (97.1%)	Value
Industrials (26.8%) - continued
14,400	Pike Electric Corporation	$204,912
15,000	RBC Bearings, Inc.[a]	758,400
19,100	Sterling Construction Company, Inc.[a]	207,999
47,000	Sun Hydraulics Corporation[b]	1,527,970
30,700	Universal Forest Products, Inc.	1,222,167
86,000	Universal Truckload Services, Inc.	2,006,380
94,000	Vitran Corporation, Inc.[a]	575,280
68,000	Waste Connections, Inc.	2,446,640
70,000	Woodward, Inc.	2,783,200

	Total	85,085,954

Information Technology (8.6%)
78,000	Accelrys, Inc.[a]	761,280
83,000	Advanced Energy Industries, Inc.[a]	1,518,900
49,100	ATMI, Inc.[a]	1,101,313
111,800	Brooks Automation, Inc.	1,138,124
47,500	Cabot Microelectronics Corporation[a]	1,650,625
29,600	Cognex Corporation	1,247,640
67,000	Cohu, Inc.	627,120
134,200	Electro Rent Corporation	2,488,068
92,500	Electro Scientific Industries, Inc.	1,022,125
175,000	Intevac, Inc.[a]	826,000
18,300	Littelfuse, Inc.	1,241,655
95,000	Methode Electronics, Inc.	1,223,600
69,600	Monotype Imaging Holdings, Inc.	1,653,000
42,000	Newport Corporation[a]	710,640
113,000	Progress Software Corporation[a]	2,574,140
51,500	RealNetworks, Inc.[a]	397,065
170,000	ShoreTel, Inc.[a]	617,100
330,000	Sonus Networks, Inc.[a]	854,700
69,000	Synnex Corporation[a,b]	2,553,000
81,000	Teradyne, Inc.[a]	1,313,820
68,000	Xyratex, Ltd.	673,200
84,000	Zygo Corporation[a]	1,244,040

	Total	27,437,155

Materials (8.9%)
42,500	AMCOL International Corporation	1,283,075
74,000	AptarGroup, Inc.	4,243,900
28,000	Carpenter Technology Corporation	1,380,120
83,500	Clearwater Paper Corporation[a]	4,399,615
60,100	Franco-Nevada Corporation	2,743,355
25,000	Haynes International, Inc.	1,382,500
102,500	Innospec, Inc.	4,538,700
51,000	Minerals Technologies, Inc.	2,117,010
127,500	Myers Industries, Inc.	1,779,900
35,000	Schnitzer Steel Industries, Inc.[b]	933,100
18,900	Texas Industries, Inc.[a,b]	1,192,779
220,000	Wausau Paper Corporation	2,371,600

	Total	28,365,654

Telecommunications Services (0.3%)
103,000	Premiere Global Services, Inc.[a]	1,131,970

	Total	1,131,970

Utilities (5.1%)
32,500	Black Hills Corporation	1,431,300
105,000	Cleco Corporation	4,938,150
72,000	El Paso Electric Company	2,422,800
57,700	NorthWestern Corporation	2,299,922

Shares	Common Stock (97.1%)	Value
Utilities (5.1%) - continued
55,300	PNM Resources, Inc.	$1,287,937
69,700	Southwest Gas Corporation	3,307,962
8,500	UNS Energy Corporation	415,990

	Total	16,104,061

	Total Common Stock (cost $212,341,849)	308,703,782

Shares	Preferred Stock (0.7%)	Value
Financials (0.4%)
820	East West Bancorp, Inc.[c]	1,377,088

	Total	1,377,088

Health Care (0.3%)
49,895	National Healthcare Corporation, Convertible[c]	765,888

	Total	765,888

	Total Preferred Stock (cost $1,485,124)	2,142,976

Shares	Collateral Held for Securities Loaned (4.7%)	Value
14,967,963	Thrivent Cash Management Trust	14,967,963

	Total Collateral Held for Securities Loaned (cost $14,967,963)	14,967,963

Shares or Principal Amount	Short-Term Investments (2.1%)	Value
6,908,207	Thrivent Cash Management Trust	6,908,207

	Total Short-Term Investments (at amortized cost)	6,908,207

	Total Investments (cost $235,703,143) 104.6%	$332,722,928

	Other Assets and Liabilities, Net (4.6%)	(14,779,966)

	Total Net Assets 100.0%	$317,942,962

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$110,063,504
Gross unrealized depreciation	(13,043,719)

Net unrealized appreciation (depreciation)	$97,019,785

Cost for federal income tax purposes	$235,703,143

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Partner Small Cap Value Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	47,685,967	47,685,967	–	–
Consumer Staples	1,796,428	1,796,428	–	–
Energy	12,828,988	12,828,988	–	–
Financials	76,620,444	76,620,444	–	–
Health Care	11,647,161	11,647,161	–	–
Industrials	85,085,954	85,085,954	–	–
Information Technology	27,437,155	27,437,155	–	–
Materials	28,365,654	25,622,299	2,743,355	–
Telecommunications Services	1,131,970	1,131,970	–	–
Utilities	16,104,061	16,104,061	–	–
Preferred Stock
Financials	1,377,088	–	1,377,088	–
Health Care	765,888	765,888	–	–
Collateral Held for Securities Loaned	14,967,963	14,967,963	–	–
Short-Term Investments	6,908,207	6,908,207	–	–

Total	$332,722,928	$328,602,485	$4,120,443	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$6,309,263	$33,400,042	$24,741,342	14,967,963	$14,967,963	$17,169
Cash Management Trust- Short Term Investment	8,475,149	4,238,530	5,805,472	6,908,207	6,908,207	1,677
Total Value and Income Earned	14,784,412				21,876,170	18,846

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Small Cap Stock Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (88.7%)	Value
Consumer Discretionary (10.0%)
85,500	Cheesecake Factory, Inc.	$3,301,155
201,231	Foot Locker, Inc.	6,890,149
70,500	GNC Holdings, Inc.	2,769,240
152,900	Meredith Corporation[a]	5,849,954
82,400	Papa John’s International, Inc.[b]	5,093,968
258,362	Pier 1 Imports, Inc.	5,942,326

	Total	29,846,792

Consumer Staples (4.0%)
75,564	Annie’s, Inc.[a,b]	2,891,078
125,537	Ingredion, Inc.	9,078,836

	Total	11,969,914

Energy (5.1%)
123,600	Oasis Petroleum, Inc.[b]	4,705,452
190,200	Patterson-UTI Energy, Inc.	4,534,368
386,087	Petroleum Geo-Services ASA	5,988,801

	Total	15,228,621

Financials (27.0%)
45,996	Affiliated Managers Group, Inc.[b]	7,063,606
43,600	Allied World Assurance Company Holdings AG	4,042,592
70,700	American Assets Trust, Inc.	2,263,107
68,700	American Campus Communities, Inc.	3,114,858
105,400	Aspen Insurance Holdings, Ltd.	4,066,332
103,000	BioMed Realty Trust, Inc.	2,224,800
357,400	DCT Industrial Trust, Inc.	2,644,760
129,600	Douglas Emmett, Inc.	3,230,928
43,900	Equity Lifestyle Properties, Inc.	3,371,520
49,300	Extra Space Storage, Inc.	1,936,011
93,800	HCC Insurance Holdings, Inc.	3,942,414
50,500	Highwoods Properties, Inc.	1,998,285
48,200	Home Properties, Inc.	3,056,844
92,400	iShares Russell 2000 Index Fund	8,709,624
81,800	Pebblebrook Hotel Trust	2,109,622
257,382	Popular, Inc.[b]	7,106,317
64,000	ProAssurance Corporation	3,029,120
94,100	SVB Financial Group[b]	6,675,454
36,320	Taubman Centers, Inc.	2,820,611
134,440	Tower Group International, Ltd.[a]	2,480,418
185,303	Zions Bancorporation	4,630,722

	Total	80,517,945

Health Care (4.6%)
120,100	Align Technology, Inc.[b]	4,024,551
47,939	HeartWare International, Inc.[a,b]	4,239,246
233,900	Hologic, Inc.[b]	5,286,140

	Total	13,549,937

Industrials (17.0%)
257,700	Actuant Corporation	7,890,774
90,300	Acuity Brands, Inc.	6,262,305
233,904	EMCOR Group, Inc.	9,915,191
156,900	GATX Corporation	8,154,093
125,700	HNI Corporation	4,461,093
110,900	Landstar System, Inc.	6,331,281
63,500	Manpower, Inc.	3,601,720
100,000	Woodward, Inc.	3,976,000

	Total	50,592,457

Information Technology (11.3%)
390,500	Atmel Corporation[b]	2,717,880

Shares	Common Stock (88.7%)	Value
Information Technology (11.3%) - continued
134,700	Cavium, Inc.[b]	$5,227,707
111,600	ExactTarget, Inc.[b]	2,596,932
70,800	Informatica Corporation[b]	2,440,476
5,637	Itron, Inc.[b]	261,557
176,945	Plantronics, Inc.	7,819,200
403,720	Teradyne, Inc.[b]	6,548,338
447,400	Vishay Intertechnology, Inc.[a,b]	6,089,114

	Total	33,701,204

Materials (5.2%)
75,100	Buckeye Technologies, Inc.	2,249,245
43,700	Eagle Materials, Inc.	2,911,731
102,000	H.B. Fuller Company	3,986,160
85,400	Materials Select Sector SPDR Fund	3,345,972
188,200	SunCoke Energy, Inc.[b]	3,073,306

	Total	15,566,414

Utilities (4.5%)
253,100	PNM Resources, Inc.	5,894,699
155,287	Southwest Gas Corporation	7,369,921

	Total	13,264,620

	Total Common Stock (cost $219,165,918)	264,237,904

Shares	Collateral Held for Securities Loaned (6.0%)	Value
17,751,227	Thrivent Cash Management Trust	17,751,227

	Total Collateral Held for Securities Loaned (cost $17,751,227)	17,751,227

Shares or Principal Amount	Short-Term Investments (11.1%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.100%, 6/7/2013[c,d]	99,981
31,807,769	Thrivent Cash Management Trust	31,807,769
	U.S. Treasury Bills
1,300,000	0.085%, 6/13/2013[c,d]	1,299,767

	Total Short-Term Investments (at amortized cost)	33,207,517

	Total Investments (cost $270,124,662) 105.8%	$315,196,648

	Other Assets and Liabilities, Net (5.8%)	(17,144,179)

	Total Net Assets 100.0%	$298,052,469

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At March 28, 2013, $1,399,747 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Small Cap Stock Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$47,301,121
Gross unrealized depreciation	(2,229,135)

Net unrealized appreciation (depreciation)	$45,071,986

Cost for federal income tax purposes	$270,124,662

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,846,792	29,846,792	–	–
Consumer Staples	11,969,914	11,969,914	–	–
Energy	15,228,621	9,239,820	5,988,801	–
Financials	80,517,945	80,517,945	–	–
Health Care	13,549,937	13,549,937	–	–
Industrials	50,592,457	50,592,457	–	–
Information Technology	33,701,204	33,701,204	–	–
Materials	15,566,414	15,566,414	–	–
Utilities	13,264,620	13,264,620	–	–
Collateral Held for Securities Loaned	17,751,227	17,751,227	–	–
Short-Term Investments	33,207,517	31,807,769	1,399,748	–

Total	$315,196,648	$307,808,099	$7,388,549	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	729,111	729,111	–	–

Total Asset Derivatives	$729,111	$729,111	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	278	June 2013	$25,650,309	$26,379,420	$729,111
Total Futures Contracts					$729,111

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$14,564,224	$36,908,259	$33,721,256	17,751,227	$17,751,227	$44,901
Cash Management Trust- Short Term Investment	37,664,178	13,968,740	19,825,149	31,807,769	31,807,769	8,743
Total Value and Income Earned	52,228,402				49,558,996	53,644

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Small Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.1%)	Value
Consumer Discretionary (15.1%)
11,600	American Greetings Corporation[a]	$186,760
6,600	American Public Education, Inc.[a,b]	230,274
9,700	Arbitron, Inc.	454,639
4,800	Arctic Cat, Inc.[b]	209,760
6,300	Big 5 Sporting Goods Corporation	98,343
415	Biglari Holdings, Inc.[b]	154,874
9,100	BJ’s Restaurants, Inc.[b]	302,848
4,600	Blue Nile, Inc.[b]	158,470
4,100	Blyth, Inc.[a]	71,176
20,700	Boyd Gaming Corporation[a,b]	171,189
14,925	Brown Shoe Company, Inc.	238,800
33,000	Brunswick Corporation	1,129,260
10,050	Buckle, Inc.[a]	468,832
6,800	Buffalo Wild Wings, Inc.[b]	595,204
26,000	Callaway Golf Company[a]	172,120
4,100	Capella Education Company[b]	127,674
18,700	Career Education Corporation[b]	44,319
9,900	Cato Corporation	238,986
6,125	CEC Entertainment, Inc.	200,594
8,700	Children’s Place Retail Stores, Inc.[b]	389,934
13,625	Christopher & Banks Corporation[b]	87,609
10,300	Coinstar, Inc.[a,b]	601,726
7,425	Coldwater Creek, Inc.[a,b]	23,463
28,700	Corinthian Colleges, Inc.[a,b]	60,270
8,700	Cracker Barrel Old Country Store, Inc.	703,395
32,400	Crocs, Inc.[b]	480,168
9,300	Digital Generation, Inc.[a,b]	59,799
5,800	DineEquity, Inc.	398,982
9,800	Dorman Products, Inc.[a]	364,658
6,900	Drew Industries, Inc.	250,539
10,433	E.W. Scripps Company[b]	125,509
9,550	Ethan Allen Interiors, Inc.[a]	314,386
44,000	Fifth & Pacific Companies, Inc.[b]	830,720
18,293	Finish Line, Inc.	358,360
12,450	Fred’s, Inc.	170,316
8,900	Genesco, Inc.[b]	534,801
8,000	Group 1 Automotive, Inc.	480,560
15,900	Harte-Hanks, Inc.	123,861
7,200	Haverty Furniture Companies, Inc.	148,032
11,600	Helen of Troy, Ltd.[b]	444,976
9,550	Hibbett Sports, Inc.[b]	537,378
23,000	Hillenbrand, Inc.	581,440
15,575	Hot Topic, Inc.	216,181
23,800	Iconix Brand Group, Inc.[a,b]	615,706
14,200	Interval Leisure Group, Inc.	308,708
9,600	iRobot Corporation[b]	246,336
5,700	ITT Educational Services, Inc.[a,b]	78,546
16,000	Jack in the Box, Inc.[b]	553,440
7,553	JAKKS Pacific, Inc.[a]	79,231
10,262	Joseph A. Bank Clothiers, Inc.[a,b]	409,454
5,500	Kirkland’s, Inc.[b]	63,030
8,900	K-Swiss, Inc.[b]	42,186
19,200	La-Z-Boy, Inc.	362,304
7,900	Lincoln Educational Services	46,294
7,700	Lithia Motors, Inc.	365,596
51,818	Live Nation Entertainment, Inc.[b]	640,989
9,900	Lumber Liquidators Holdings, Inc.[a,b]	695,178
8,700	M/I Homes, Inc.[b]	212,715
8,700	Maidenform Brands, Inc.[b]	152,511

Shares	Common Stock (98.1%)	Value
Consumer Discretionary (15.1%) - continued
6,900	Marcus Corporation	$86,181
8,800	MarineMax, Inc.[b]	119,592
10,600	Marriott Vacations Worldwide Corporation[b]	454,846
17,500	Men’s Wearhouse, Inc.	584,850
11,400	Meritage Homes Corporation[b]	534,204
3,500	Monarch Casino & Resort, Inc.[b]	34,055
10,750	Monro Muffler Brake, Inc.[a]	426,882
6,500	Movado Group, Inc.	217,880
10,300	Multimedia Games Holding Company, Inc.[b]	214,961
10,500	NutriSystem, Inc.	89,040
31,800	OfficeMax, Inc.[a]	369,198
5,200	Oxford Industries, Inc.	276,120
6,200	Papa John’s International, Inc.[b]	383,284
19,400	Pep Boys - Manny, Moe & Jack[b]	228,726
4,300	Perry Ellis International, Inc.	78,217
7,400	PetMed Express, Inc.[a]	99,271
21,400	Pinnacle Entertainment, Inc.[b]	312,868
17,112	Pool Corporation	821,376
46,000	Quiksilver, Inc.[b]	279,220
4,700	Red Robin Gourmet Burgers, Inc.[b]	214,320
21,300	Ruby Tuesday, Inc.[b]	156,981
5,800	Rue21, Inc.[b]	170,462
13,000	Ruth’s Hospitality Group, Inc.[b]	124,020
16,600	Ryland Group, Inc.[a]	690,892
20,500	Select Comfort Corporation[b]	405,285
20,625	SHFL entertainment, Inc.[b]	341,756
14,100	Skechers USA, Inc.[b]	298,215
13,500	Sonic Automotive, Inc.	299,160
19,252	Sonic Corporation[b]	247,966
11,400	Spartan Motors, Inc.	60,534
11,700	Stage Stores, Inc.	302,796
5,200	Stamps.com, Inc.[b]	129,844
7,200	Standard Motor Products, Inc.	199,584
40,800	Standard Pacific Corporation[a,b]	352,512
10,100	Stein Mart, Inc.	84,638
14,950	Steven Madden, Ltd.[b]	644,943
7,000	Sturm, Ruger & Company, Inc.	355,110
8,500	Superior Industries International, Inc.	158,780
21,200	Texas Roadhouse, Inc.	428,028
8,900	True Religion Apparel, Inc.	232,379
15,400	Tuesday Morning Corporation[b]	119,504
5,500	Universal Electronic, Inc.[b]	127,875
7,800	Universal Technical Institute, Inc.	98,514
11,000	Vitamin Shoppe, Inc.[b]	537,350
7,000	VOXX International Corporation[b]	74,970
10,300	Winnebago Industries, Inc.[b]	212,592
18,400	Wolverine World Wide, Inc.[a]	816,408
9,600	Zale Corporation[b]	37,728
8,200	Zumiez, Inc.[a,b]	187,780

	Total	32,135,106

Consumer Staples (3.9%)
30,000	Alliance One International, Inc.[b]	116,700
6,400	Andersons, Inc.	342,528
19,300	B&G Foods, Inc.	588,457
3,100	Boston Beer Company, Inc.[a,b]	494,884
4,700	Calavo Growers, Inc.[a]	135,266
5,200	Cal-Maine Foods, Inc.	221,312
14,000	Casey’s General Stores, Inc.	816,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Small Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.1%)	Value
Consumer Staples (3.9%) - continued
15,200	Central Garden & Pet Company[b]	$124,944
43,200	Darling International, Inc.[b]	775,872
8,100	Diamond Foods, Inc.[a,b]	136,566
17,000	Hain Celestial Group, Inc.[a,b]	1,038,360
5,900	Inter Parfums, Inc.	144,137
5,500	J & J Snack Foods Corporation	422,895
5,100	Medifast, Inc.[b]	116,892
4,500	Nash Finch Company	88,110
18,700	Prestige Brands Holdings, Inc.[b]	480,403
7,300	Sanderson Farms, Inc.	398,726
2,900	Seneca Foods Corporation[b]	95,758
17,700	Snyders-Lance, Inc.	447,102
8,000	Spartan Stores, Inc.	140,400
13,300	TreeHouse Foods, Inc.[b]	866,495
5,370	WD-40 Company	294,115

	Total	8,286,122

Energy (4.5%)
12,300	Approach Resources, Inc.[a,b]	302,703
10,000	Basic Energy Services, Inc.[a,b]	136,700
13,200	Bristow Group, Inc.	870,408
16,500	C&J Energy Services, Inc.[a,b]	377,850
13,400	Carrizo Oil & Gas, Inc.[b]	345,318
22,400	Cloud Peak Energy, Inc.[b]	420,672
16,400	Comstock Resources, Inc.[b]	266,500
4,700	Contango Oil & Gas Company	188,423
7,350	Era Group, Inc.[b]	154,350
23,800	Exterran Holdings, Inc.[b]	642,600
4,700	Geospace Technologies Corporation[b]	507,224
5,400	Gulf Island Fabrication, Inc.	113,724
24,900	Gulfport Energy Corporation[b]	1,141,167
11,700	Hornbeck Offshore Services, Inc.[b]	543,582
44,100	ION Geophysical Corporation[b]	300,321
12,400	Lufkin Industries, Inc.[a]	823,236
9,500	Matrix Service Company[b]	141,550
11,100	PDC Energy, Inc.[b]	550,227
20,200	Penn Virginia Corporation	81,608
20,700	PetroQuest Energy, Inc.[b]	91,908
22,700	Pioneer Energy Services Corporation[b]	187,275
6,950	SEACOR Holdings, Inc.	512,076
18,100	Stone Energy Corporation[b]	393,675
15,800	Swift Energy Company[b]	233,998
28,750	Tetra Technologies, Inc.[b]	294,975

	Total	9,622,070

Financials (20.8%)
19,528	Acadia Realty Trust	542,293
6,700	Amerisafe, Inc.	238,118
16,000	Bank Mutual Corporation	88,480
11,000	Bank of the Ozarks, Inc.	487,850
6,400	Banner Corporation	203,712
28,900	BBCN Bancorp, Inc.	377,434
28,900	Boston Private Financial Holdings, Inc.	285,532
25,800	Brookline Bancorp, Inc.	235,812
7,500	Calamos Asset Management, Inc.	88,275
10,600	Cash America International, Inc.	556,182
20,000	Cedar Realty Trust, Inc.	122,200
5,700	City Holding Company[a]	226,803
30,500	Colonial Properties Trust	689,605
19,700	Columbia Banking System, Inc.	433,006
14,500	Community Bank System, Inc.	429,635

Shares	Common Stock (98.1%)	Value
Financials (20.8%) - continued
33,300	Cousins Properties, Inc.	$355,977
32,400	CVB Financial Corporation	365,148
71,767	DiamondRock Hospitality Company	668,151
10,575	Dime Community Bancshares, Inc.	151,857
10,900	EastGroup Properties, Inc.	634,380
7,400	eHealth, Inc.[b]	132,312
11,300	Employers Holdings, Inc.	264,985
8,000	Encore Capital Group, Inc.[b]	240,800
17,200	EPR Properties	895,260
17,500	EZCORP, Inc.[b]	372,750
51,300	F.N.B. Corporation	620,730
15,400	Financial Engines, Inc.	557,788
25,873	First Bancorp[a,b]	161,189
9,800	First Cash Financial Services, Inc.[b]	571,732
37,700	First Commonwealth Financial Corporation	281,242
21,300	First Financial Bancorp	341,865
11,150	First Financial Bankshares, Inc.[a]	541,890
27,512	First Midwest Bancorp, Inc.	365,359
12,700	Forestar Real Estate Group, Inc.[b]	277,622
26,500	Franklin Street Properties Corporation	387,430
26,196	Geo Group, Inc. REIT	985,494
9,800	Getty Realty Corporation	198,058
26,400	Glacier Bancorp, Inc.	501,072
20,500	Government Properties Income Trust	527,465
11,562	Hanmi Financial Corporation[b]	184,992
32,500	Healthcare Realty Trust, Inc.	922,675
11,900	HFF, Inc.	237,167
8,420	Home Bancshares, Inc.	317,181
14,500	Horace Mann Educators Corporation	302,325
8,300	Independent Bank Corporation (MA)[a]	270,497
4,300	Infinity Property & Casualty Corporation	241,660
28,700	Inland Real Estate Corporation	289,583
15,000	Interactive Brokers Group, Inc.	223,650
14,000	Investment Technology Group, Inc.[b]	154,560
26,800	Kite Realty Group Trust	180,632
35,100	LaSalle Hotel Properties	890,838
67,259	Lexington Realty Trust	793,656
11,200	LTC Properties, Inc.	456,176
13,700	MarketAxess Holdings, Inc.	511,010
19,900	MB Financial, Inc.	480,983
17,174	Meadowbrook Insurance Group, Inc.	121,077
54,400	Medical Properties Trust, Inc.	872,576
15,500	Mid-America Apartment Communities, Inc.	1,070,430
14,700	National Financial Partners[b]	329,721
43,300	National Penn Bancshares, Inc.	462,877
3,900	Navigators Group, Inc.[b]	229,125
16,200	NBT Bancorp, Inc.	358,830
34,400	Northwest Bancshares, Inc.	436,536
37,100	Old National Bancorp	510,125
14,300	Oritani Financial Corporation	221,507
11,800	PacWest Bancorp	343,498
14,700	Parkway Properties, Inc.	272,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Small Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.1%)	Value
Financials (20.8%) - continued
19,400	Pennsylvania Real Estate Investment Trust	$376,166
12,000	Pinnacle Financial Partners, Inc.[b]	280,320
6,000	Piper Jaffray Companies[b]	205,800
6,200	Portfolio Recovery Associates, Inc.[b]	786,904
20,000	Post Properties, Inc.	942,000
21,900	PrivateBancorp, Inc.	414,129
22,600	ProAssurance Corporation	1,069,658
72,078	Prospect Capital Corporation	786,371
19,900	Provident Financial Services, Inc.	303,873
6,600	PS Business Parks, Inc.	520,872
6,200	RLI Corporation	445,470
10,900	S&T Bancorp, Inc.	202,086
13,700	Sabra Healthcare REIT, Inc.	397,437
4,700	Safety Insurance Group, Inc.	231,005
4,700	Saul Centers, Inc.	205,578
20,200	Selective Insurance Group, Inc.	485,002
6,100	Simmons First National Corporation	154,452
11,100	Sovran Self Storage, Inc.	715,839
11,400	Sterling Bancorp	115,824
7,700	Stewart Information Services Corporation	196,119
21,450	Stifel Financial Corporation[b]	743,672
68,500	Susquehanna Bancshares, Inc.	851,455
10,326	SWS Group, Inc.[b]	62,472
34,500	Tanger Factory Outlet Centers, Inc.	1,248,210
14,900	Texas Capital Bancshares, Inc.[b]	602,705
4,240	Tompkins Financial Corporation	179,267
14,389	Tower Group International, Ltd.[a]	265,477
34,482	Trustco Bank Corporation NY	192,410
11,900	UMB Financial Corporation[a]	583,933
40,800	Umpqua Holdings Corporation	541,008
16,800	United Bankshares, Inc.[a]	447,048
16,975	United Community Banks, Inc.[b]	192,496
8,000	United Fire Group, Inc.	203,760
4,700	Universal Health Realty Income Trust	271,237
9,400	Urstadt Biddle Properties, Inc.	204,544
13,000	ViewPoint Financial Group, Inc.	261,430
2,200	Virtus Investment Partners, Inc.[b]	409,816
22,700	Wilshire Bancorp, Inc.[b]	153,906
13,500	Wintrust Financial Corporation	500,040
4,612	World Acceptance Corporation[a,b]	396,032

	Total	44,237,888

Health Care (10.3%)
7,600	Abaxis, Inc.	359,632
12,900	ABIOMED, Inc.[a,b]	240,843
14,800	Acorda Therapeutics, Inc.[b]	474,044
26,000	Affymetrix, Inc.[a,b]	122,720
12,900	Air Methods Corporation	622,296
24,900	Akorn, Inc.[b]	344,367
26,300	Align Technology, Inc.[b]	881,313
3,100	Almost Family, Inc.	63,333
11,333	Amedisys, Inc.[a,b]	126,023
16,800	AMN Healthcare Services, Inc.[b]	265,944
11,750	AmSurg Corporation[b]	395,270
4,500	Analogic Corporation	355,590
21,500	ArQule, Inc.[a,b]	55,685
9,000	Bio-Reference Laboratories, Inc.[a,b]	233,820
11,000	Cambrex Corporation[b]	140,690

Shares	Common Stock (98.1%)	Value
Health Care (10.3%) - continued
7,850	Cantel Medical Corporation	$235,971
19,200	Centene Corporation[b]	845,568
7,000	Chemed Corporation	559,860
3,900	Computer Programs and Systems, Inc.	211,029
10,350	CONMED Corporation	352,521
2,200	Corvel Corporation[b]	108,878
11,300	Cross Country Healthcare, Inc.[b]	60,003
9,150	CryoLife, Inc.	54,991
23,800	Cubist Pharmaceuticals, Inc.[b]	1,114,316
8,700	Cyberonics, Inc.[b]	407,247
9,400	Emergent Biosolutions, Inc.[b]	131,412
6,400	Ensign Group, Inc.	213,760
12,297	Enzo Biochem, Inc.[b]	30,988
10,400	Gentiva Health Services, Inc.[b]	112,528
8,700	Greatbatch, Inc.[b]	259,869
18,900	Haemonetics Corporation[b]	787,374
12,600	Hanger, Inc.[b]	397,278
7,200	HealthStream, Inc.[b]	165,168
12,300	Healthways, Inc.[b]	150,675
4,000	Hi-Tech Pharmacal Company	132,440
4,700	ICU Medical, Inc.[b]	277,065
7,300	Integra LifeSciences Holdings Corporation[b]	284,773
10,600	Invacare Corporation	138,330
6,100	IPC The Hospitalist Company, Inc.[b]	271,328
19,500	Kindred Healthcare, Inc.[b]	205,335
3,500	Landauer, Inc.	197,330
5,600	LHC Group, Inc.[b]	120,344
14,000	Luminex Corporation[b]	231,280
10,000	Magellan Health Services, Inc.[b]	475,700
19,700	Medicines Company[b]	658,374
8,100	Medidata Solutions, Inc.[b]	469,638
15,200	Meridian Bioscience, Inc.[a]	346,864
14,575	Merit Medical Systems, Inc.[b]	178,690
10,700	Molina Healthcare, Inc.[b]	330,309
16,700	Momenta Pharmaceuticals, Inc.[b]	222,778
4,400	MWI Veterinary Supply, Inc.[b]	581,944
11,000	Natus Medical, Inc.[b]	147,840
8,150	Neogen Corporation[b]	403,996
16,100	NuVasive, Inc.[b]	343,091
12,200	Omnicell, Inc.[b]	230,336
6,500	Palomar Medical Technologies, Inc.[b]	87,685
21,400	PAREXEL International Corporation[b]	845,514
10,900	PharMerica Corporation[b]	152,600
14,600	Quality Systems, Inc.	266,888
21,500	Questcor Pharmaceuticals, Inc.[a]	699,610
19,000	Salix Pharmaceuticals, Ltd.[b]	972,420
19,200	Spectrum Pharmaceuticals, Inc.[a]	143,232
4,500	SurModics, Inc.[b]	122,625
13,500	Symmetry Medical, Inc.[b]	154,575
24,000	Viropharma, Inc.[b]	603,840
12,600	West Pharmaceutical Services, Inc.	818,244

	Total	21,996,024

Industrials (15.1%)
14,300	A.O. Smith Corporation	1,052,051
6,850	AAON, Inc.	188,992
14,600	AAR Corporation	268,494
18,600	ABM Industries, Inc.	413,664

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Small Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.1%)	Value
Industrials (15.1%) - continued
26,800	Actuant Corporation	$820,616
14,300	Aegion Corporation[b]	331,045
7,000	Aerovironment, Inc.[b]	126,910
10,600	Albany International Corporation	306,340
5,600	Allegiant Travel Company	497,168
3,000	American Science & Engineering, Inc.	182,970
10,400	Apogee Enterprises, Inc.	301,080
15,450	Applied Industrial Technologies, Inc.	695,250
8,800	Arkansas Best Corporation	102,784
7,800	Astec Industries, Inc.	272,454
9,700	Atlas Air Worldwide Holdings, Inc.[b]	395,372
9,300	AZZ, Inc.	448,260
17,300	Barnes Group, Inc.	500,489
16,425	Belden, Inc.	848,351
17,000	Brady Corporation	570,010
17,600	Briggs & Stratton Corporation	436,480
5,100	CDI Corporation	87,720
6,400	Circor International, Inc.	272,000
13,700	Comfort Systems USA, Inc.	193,033
3,000	Consolidated Graphics, Inc.[b]	117,300
5,900	Cubic Corporation	252,048
17,200	Curtiss-Wright Corporation	596,840
10,600	Dolan Company[b]	25,334
12,200	Dycom Industries, Inc.[b]	240,218
24,600	EMCOR Group, Inc.	1,042,794
6,800	Encore Wire Corporation	238,136
17,600	EnerSys, Inc.[b]	802,208
6,102	Engility Holdings, Inc.[b]	146,326
7,600	EnPro Industries, Inc.[b]	388,892
9,700	ESCO Technologies, Inc.	396,342
4,800	Exponent, Inc.	258,912
22,900	Federal Signal Corporation[b]	186,406
10,800	Forward Air Corporation	402,732
14,000	Franklin Electric Company, Inc.	469,980
7,000	G & K Services, Inc.	318,570
22,100	GenCorp, Inc.[a,b]	293,930
10,700	Gibraltar Industries, Inc.[b]	195,275
16,930	Griffon Corporation	201,806
25,037	Healthcare Services Group, Inc.	641,698
16,848	Heartland Express, Inc.	224,752
6,000	Heidrick & Struggles International, Inc.	89,700
13,000	Hub Group, Inc.[b]	499,980
19,900	II-VI, Inc.[b]	339,096
8,100	Insperity, Inc.	229,797
21,100	Interface, Inc.	405,542
10,600	John Bean Technologies Corporation	219,950
9,700	Kaman Corporation	344,059
11,800	Kaydon Corporation	301,844
10,000	Kelly Services, Inc.	186,800
21,650	Knight Transportation, Inc.	348,565
17,700	Korn/Ferry International[b]	316,122
4,750	Lindsay Manufacturing Company[a]	418,855
6,300	Lydall, Inc.[b]	96,705
13,900	Mobile Mini, Inc.[b]	409,077
16,550	Moog, Inc.[b]	758,486
10,300	Mueller Industries, Inc.	548,887
1,800	National Presto Industries, Inc.	144,900
18,700	Navigant Consulting, Inc.[b]	245,718

Shares	Common Stock (98.1%)	Value
Industrials (15.1%) - continued
6,960	NCI Building Systems, Inc.[b]	$120,895
25,937	Old Dominion Freight Line, Inc.[b]	990,793
15,900	On Assignment, Inc.[b]	402,429
21,900	Orbital Sciences Corporation[b]	365,511
10,000	Orion Marine Group, Inc.[b]	99,400
3,400	Powell Industries, Inc.[b]	178,738
13,575	Quanex Building Products Corporation	218,558
15,100	Resources Global Professionals	191,770
14,700	Simpson Manufacturing Company, Inc.	449,967
18,800	SkyWest, Inc.	301,740
4,600	Standex International Corporation	254,012
13,600	Teledyne Technologies, Inc.[b]	1,066,784
6,800	Tennant Company	330,208
23,606	Tetra Tech, Inc.[b]	719,747
19,600	Titan International, Inc.[a]	413,168
21,400	Toro Company	985,256
14,900	TrueBlue, Inc.[b]	314,986
5,500	UniFirst Corporation	497,750
14,800	United Stationers, Inc.	572,020
7,200	Universal Forest Products, Inc.	286,632
7,500	Viad Corporation	207,450
7,300	Vicor Corporation[b]	36,281
10,300	Watts Water Technologies, Inc.	494,297

	Total	32,154,507

Information Technology (17.6%)
28,949	3D Systems Corporation[a,b]	933,316
12,900	Advanced Energy Industries, Inc.[b]	236,070
5,200	Agilysys, Inc.[b]	51,688
9,900	Anixter International, Inc.	692,208
42,023	Arris Group, Inc.[b]	721,535
11,700	ATMI, Inc.[b]	262,431
11,113	Avid Technology, Inc.[b]	69,679
5,300	Badger Meter, Inc.	283,656
3,900	Bel Fuse, Inc.	60,879
20,350	Benchmark Electronics, Inc.[b]	366,707
6,100	Black Box Corporation	133,041
16,600	Blackbaud, Inc.	491,858
14,900	Blucora, Inc.[b]	230,652
13,800	Bottomline Technologies, Inc.[b]	393,438
24,307	Brooks Automation, Inc.	247,445
8,600	Cabot Microelectronics Corporation[b]	298,850
8,400	CACI International, Inc.[b]	486,108
16,400	Cardtronics, Inc.[b]	450,344
8,300	Ceva, Inc.[b]	129,480
15,000	Checkpoint Systems, Inc.[b]	195,900
24,600	CIBER, Inc.[b]	115,620
23,700	Cirrus Logic, Inc.[a,b]	539,175
14,700	Cognex Corporation	619,605
8,800	Coherent, Inc.	499,312
8,400	Cohu, Inc.	78,624
11,900	comScore, Inc.[b]	199,682
6,400	Comtech Telecommunications Corporation	155,392
12,300	CSG Systems International, Inc.[b]	260,637
12,400	CTS Corporation	129,456
11,500	Cymer, Inc.[b]	1,105,150
13,600	Daktronics, Inc.	142,800
15,800	Dealertrack Technologies, Inc.[b]	464,204
18,100	Dice Holdings, Inc.[b]	183,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Small Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.1%)	Value
Information Technology (17.6%) - continued
9,500	Digi International, Inc.[b]	$84,835
13,000	Digital River, Inc.[b]	183,820
13,150	Diodes, Inc.[b]	275,887
8,000	DSP Group, Inc.[b]	64,560
6,900	DTS, Inc.[b]	114,747
11,700	Ebix, Inc.[a]	189,774
9,200	Electro Scientific Industries, Inc.	101,660
16,900	Electronics for Imaging, Inc.[b]	428,584
32,700	Entropic Communications, Inc.[a,b]	133,089
11,700	EPIQ Systems, Inc.	164,151
16,900	Exar Corporation[b]	177,450
9,500	ExlService Holdings, Inc.[b]	312,360
6,200	FARO Technologies, Inc.[b]	269,018
14,100	FEI Company	910,155
5,400	Forrester Research, Inc.	170,910
43,600	GT Advanced Technologies, Inc.[a,b]	143,444
42,200	Harmonic, Inc.[b]	244,338
13,600	Heartland Payment Systems, Inc.	448,392
12,100	Higher One Holdings, Inc.[a,b]	107,569
9,900	Hittite Microwave Corporation[b]	599,544
11,200	iGATE Corporation[b]	210,672
16,375	Insight Enterprises, Inc.[b]	337,652
5,500	Interactive Intelligence Group[b]	243,925
20,600	Intermec, Inc.[b]	202,498
8,700	Intevac, Inc.[b]	41,064
19,600	Ixia[b]	424,144
15,800	j2 Global, Inc.[a]	619,518
22,600	Kopin Corporation[b]	83,620
27,500	Kulicke and Soffa Industries, Inc.[b]	317,900
9,000	Liquidity Services, Inc.[a,b]	268,290
8,000	Littelfuse, Inc.	542,800
18,400	Liveperson, Inc.[b]	249,872
8,200	LogMeIn, Inc.[b]	157,604
7,300	Manhattan Associates, Inc.[b]	542,317
12,500	MAXIMUS, Inc.	999,625
5,700	Measurement Specialties, Inc.[b]	226,689
11,900	Mercury Computer Systems, Inc.[b]	87,703
12,900	Methode Electronics, Inc.	166,152
17,300	Micrel, Inc.	181,823
33,400	Microsemi Corporation[b]	773,878
3,200	MicroStrategy, Inc.[b]	323,456
19,400	MKS Instruments, Inc.	527,680
11,900	Monolithic Power Systems, Inc.	290,003
13,700	Monotype Imaging Holdings, Inc.	325,375
5,800	MTS Systems Corporation	337,270
7,800	Nanometrics, Inc.[b]	112,554
14,100	NETGEAR, Inc.[b]	472,491
13,100	NetScout Systems, Inc.[b]	321,867
14,000	Newport Corporation[b]	236,880
21,700	NIC, Inc.	415,772
8,400	OpenTable, Inc.[a,b]	529,032
7,000	Oplink Communications, Inc.[b]	114,800
6,900	OSI Systems, Inc.[b]	429,801
7,150	Park Electrochemical Corporation	181,181
6,400	PC-Tel, Inc.	45,440
12,200	Perficient, Inc.[b]	142,252
7,800	Pericom Semiconductor Corporation[b]	53,118
12,800	Plexus Corporation[b]	311,168
10,600	Power Integrations, Inc.	460,146
7,700	Procera Networks, Inc.[b]	91,553
21,250	Progress Software Corporation[b]	484,075
9,400	QuinStreet, Inc.[b]	56,118

Shares	Common Stock (98.1%)	Value
Information Technology (17.6%) - continued
8,500	RadiSys Corporation[b]	$41,820
10,400	Rofin-Sinar Technologies, Inc.[b]	281,736
6,200	Rogers Corporation[b]	295,244
6,300	Rubicon Technology, Inc.[b]	41,580
11,900	Rudolph Technologies, Inc.[b]	140,182
10,200	ScanSource, Inc.[b]	287,844
12,300	Sigma Designs, Inc.[b]	59,901
11,200	Sourcefire, Inc.[b]	663,376
14,100	STR Holdings, Inc.[b]	30,597
9,700	Super Micro Computer, Inc.[b]	109,513
3,900	Supertex, Inc.	86,619
14,300	Sykes Enterprises, Inc.[b]	228,228
14,950	Symmetricom, Inc.[b]	67,873
11,800	Synaptics, Inc.[b]	480,142
10,000	Synchronoss Technologies, Inc.[b]	310,300
9,700	Synnex Corporation[b]	358,900
33,550	Take-Two Interactive Software, Inc.[b]	541,832
8,100	TeleTech Holdings, Inc.[b]	171,801
19,100	Tessera Technologies, Inc.	358,125
59,000	TriQuint Semiconductor, Inc.[b]	297,950
19,300	TTM Technologies, Inc.[b]	146,680
9,900	Tyler Technologies, Inc.[b]	606,474
9,900	Ultratech, Inc.[b]	391,347
33,800	United Online, Inc.	203,814
10,500	VASCO Data Security International, Inc.[b]	88,620
14,400	Veeco Instruments, Inc.[a,b]	551,952
14,800	Viasat, Inc.[a,b]	716,912
7,400	Virtusa Corporation[b]	175,824
9,200	Volterra Semiconductor Corporation[b]	130,640
13,400	Websense, Inc.[b]	201,000
9,100	XO Group, Inc.[b]	91,000

	Total	37,450,186

Materials (6.5%)
10,900	A. Schulman, Inc.	344,004
6,100	A.M. Castle & Company[a,b]	106,750
50,100	AK Steel Holding Corporation	165,831
9,200	AMCOL International Corporation	277,748
8,800	American Vanguard Corporation	268,752
10,800	Balchem Corporation	474,552
14,300	Buckeye Technologies, Inc.	428,285
19,800	Calgon Carbon Corporation[b]	358,380
18,900	Century Aluminum Company[b]	146,286
8,500	Clearwater Paper Corporation[b]	447,865
4,000	Deltic Timber Corporation	274,880
17,100	Eagle Materials, Inc.	1,139,373
23,500	Globe Specialty Metals, Inc.	327,120
18,300	H.B. Fuller Company	715,164
3,400	Hawkins, Inc.	135,830
4,600	Haynes International, Inc.	254,380
26,600	Headwaters, Inc.[b]	289,940
8,000	Innophos Holdings, Inc.	436,480
6,200	Kaiser Aluminum Corporation	400,830
14,200	KapStone Paper and Packaging Corporation	394,760
7,600	Koppers Holdings, Inc.	334,248
11,800	Kraton Performance Polymers, Inc.[b]	276,120
7,000	LSB Industries, Inc.[b]	243,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Small Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.1%)	Value
Materials (6.5%) - continued
7,500	Materion Corporation	$213,750
11,263	Myers Industries, Inc.	157,231
5,800	Neenah Paper, Inc.	178,408
3,400	Olympic Steel, Inc.	81,260
11,900	OM Group, Inc.[b]	279,412
15,700	PH Glatfelter Company	367,066
36,500	PolyOne Corporation	890,965
4,800	Quaker Chemical Corporation	283,296
11,100	RTI International Metals, Inc.[b]	351,759
11,500	Schweitzer-Mauduit International, Inc.	445,395
6,400	Stepan Company	403,840
43,200	Stillwater Mining Company[b]	558,576
25,727	SunCoke Energy, Inc.[b]	420,122
7,600	Texas Industries, Inc.[a,b]	479,636
8,800	Tredegar Corporation	259,072
17,100	Wausau Paper Corporation	184,338
8,250	Zep, Inc.	123,833

	Total	13,918,997

Telecommunications Services (0.4%)
3,500	Atlantic Tele-Network, Inc.	169,785
11,000	Cbeyond, Inc.[b]	81,730
74,300	Cincinnati Bell, Inc.[b]	242,218
11,900	General Communication, Inc.[b]	109,123
5,400	Lumos Networks Corporation	72,792
5,500	NTELOS Holdings Corporation	70,455
8,100	USA Mobility, Inc.	107,487

	Total	853,590

Utilities (3.9%)
12,933	ALLETE, Inc.	633,976
7,050	American States Water Company	405,868
21,900	Avista Corporation	600,060
5,500	CH Energy Group, Inc.	359,645
14,700	El Paso Electric Company	494,655
7,700	Laclede Group, Inc.	328,790
15,250	New Jersey Resources Corporation	683,963
9,900	Northwest Natural Gas Company	433,818
13,700	NorthWestern Corporation	546,082
27,800	Piedmont Natural Gas Company, Inc.[a]	914,064
11,600	South Jersey Industries, Inc.	644,844
17,000	Southwest Gas Corporation	806,820
18,666	UIL Holdings Corporation	738,987
15,200	UNS Energy Corporation	743,888

	Total	8,335,460

	Total Common Stock (cost $147,115,939)	208,989,950

Shares	Collateral Held for Securities Loaned (10.0%)	Value
21,270,395	Thrivent Cash Management Trust	21,270,395

	Total Collateral Held for Securities Loaned (cost $21,270,395)	21,270,395

Shares or Principal Amount	Short-Term Investments (1.7%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.090%, 6/7/2013[c,d]	99,982

Shares or Principal Amount	Short-Term Investments (1.7%)	Value
3,300,507	Thrivent Cash Management Trust	$3,300,507
	U.S. Treasury Bills
200,000	0.085%, 6/13/2013[c,d]	199,964

	Total Short-Term Investments (at amortized cost)	3,600,453

	Total Investments (cost $171,986,787) 109.8%	$233,860,798

	Other Assets and Liabilities, Net (9.8%)	(20,799,586)

	Total Net Assets 100.0%	$213,061,212

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At March 28, 2013, $299,946 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$75,450,944
Gross unrealized depreciation	(13,576,933)

Net unrealized appreciation (depreciation)	$61,874,011

Cost for federal income tax purposes	$171,986,787

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Small Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	32,135,106	32,135,106	–	–
Consumer Staples	8,286,122	8,286,122	–	–
Energy	9,622,070	9,622,070	–	–
Financials	44,237,888	44,237,888	–	–
Health Care	21,996,024	21,996,024	–	–
Industrials	32,154,507	32,154,507	–	–
Information Technology	37,450,186	37,450,186	–	–
Materials	13,918,997	13,918,997	–	–
Telecommunications Services	853,590	853,590	–	–
Utilities	8,335,460	8,335,460	–	–
Collateral Held for Securities Loaned	21,270,395	21,270,395	–	–
Short-Term Investments	3,600,453	3,300,507	299,946	–

Total	$233,860,798	$233,560,852	$299,946	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	107,779	107,779	–	–

Total Asset Derivatives	$107,779	$107,779	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	44	June 2013	$4,067,381	$4,175,160	$107,779
Total Futures Contracts					$107,779

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$11,591,213	$23,986,952	$14,307,770	21,270,395	$21,270,395	$101,223
Cash Management Trust- Short Term Investment	2,465,274	4,810,398	3,975,165	3,300,507	3,300,507	795
Total Value and Income Earned	14,056,487				24,570,902	102,018

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (97.3%)	Value
Consumer Discretionary (16.9%)
82,698	Abercrombie & Fitch Company	$3,820,648
32,364	Darden Restaurants, Inc.	1,672,571
150,802	Discovery Communications, Inc.[a]	11,874,149
189,046	Dollar Tree, Inc.[a]	9,155,498
96,681	GNC Holdings, Inc.	3,797,630
127,887	L Brands, Inc.	5,711,433
85,400	Marriott International, Inc.	3,606,442
30,786	O’Reilly Automotive, Inc.[a]	3,157,104
59,026	PetSmart, Inc.	3,665,515
159,000	Toll Brothers, Inc.[a]	5,444,160
60,766	Tractor Supply Company	6,327,564
7,693	VF Corporation	1,290,501
38,000	Wynn Resorts, Ltd.	4,756,080

	Total	64,279,295

Consumer Staples (3.4%)
53,607	Clorox Company	4,745,827
63,800	Hain Celestial Group, Inc.[a,b]	3,896,904
49,953	Whole Foods Market, Inc.	4,333,423

	Total	12,976,154

Energy (9.2%)
509,700	Alpha Natural Resources, Inc.[a]	4,184,637
122,200	Cameron International Corporation[a]	7,967,440
61,217	Concho Resources, Inc.[a]	5,964,373
128,682	Peabody Energy Corporation	2,721,624
35,200	Range Resources Corporation	2,852,608
66,200	SM Energy Company	3,920,364
97,900	Southwestern Energy Company[a]	3,647,754
313,535	Weatherford International, Ltd.[a]	3,806,315

	Total	35,065,115

Financials (6.7%)
62,265	Affiliated Managers Group, Inc.[a]	9,562,036
49,400	Ameriprise Financial, Inc.	3,638,310
66,130	Discover Financial Services	2,965,269
132,200	First Republic Bank	5,105,564
54,200	T. Rowe Price Group, Inc.	4,057,954

	Total	25,329,133

Health Care (11.1%)
27,247	Actavis, Inc.[a]	2,509,721
117,389	AmerisourceBergen Corporation	6,039,664
83,200	BioMarin Pharmaceutical, Inc.[a]	5,180,032
65,496	Catamaran Corporation[a]	3,473,253
44,191	CIGNA Corporation	2,756,193
85,000	Hologic, Inc.[a]	1,921,000
27,635	Mettler-Toledo International, Inc.[a]	5,892,335
41,349	Onyx Pharmaceuticals, Inc.[a]	3,674,272
53,600	Perrigo Company	6,363,928
115,600	Thoratec Corporation[a]	4,335,000

	Total	42,145,398

Industrials (21.3%)
173,828	AMETEK, Inc.	7,537,182
71,690	B/E Aerospace, Inc.[a]	4,322,190
113,000	Expeditors International of Washington, Inc.	4,035,230
44,266	Flowserve Corporation	7,423,851
105,000	Fortune Brands Home and Security, Inc.[a]	3,930,150
45,200	GATX Corporation	2,349,044

Shares	Common Stock (97.3%)	Value
Industrials (21.3%) - continued
45,311	Graco, Inc.	$2,629,397
93,600	Jacobs Engineering Group, Inc.[a]	5,264,064
103,784	JB Hunt Transport Services, Inc.	7,729,832
82,081	Kansas City Southern	9,102,783
67,466	Pentair, Ltd.	3,558,832
171,000	Quanta Services, Inc.[a]	4,887,180
52,200	Robert Half International, Inc.	1,959,066
52,319	Roper Industries, Inc.	6,660,732
65,461	Stericycle, Inc.[a]	6,950,649
46,100	United Rentals, Inc.[a,b]	2,534,117

	Total	80,874,299

Information Technology (21.3%)
137,509	Agilent Technologies, Inc.	5,771,253
99,535	ANSYS, Inc.[a]	8,104,140
386,840	Atmel Corporation[a]	2,692,406
134,160	Autodesk, Inc.[a]	5,532,758
145,000	Ciena Corporation[a]	2,321,450
72,997	F5 Networks, Inc.[a]	6,502,573
143,000	Juniper Networks, Inc.[a]	2,651,220
109,852	Lam Research Corporation[a]	4,554,464
11,000	LinkedIn Corporation[a]	1,936,660
36,984	Mercadolibre, Inc.[b]	3,571,175
129,481	Microchip Technology, Inc.	4,759,721
43,018	Nice Systems, Ltd. ADR[a]	1,584,353
194,990	Nuance Communications, Inc.[a,b]	3,934,898
524,871	NVIDIA Corporation	6,728,846
221,600	NXP Semiconductors NVa	6,705,616
40,326	Red Hat, Inc.[a]	2,038,883
101,100	Synopsys, Inc.[a]	3,627,468
27,590	Teradata Corporation[a]	1,614,291
101,937	VeriFone Systems, Inc.[a]	2,108,057
106,133	Xilinx, Inc.	4,051,097

	Total	80,791,329

Materials (5.4%)
10,800	Agrium, Inc.	1,053,000
52,800	Airgas, Inc.	5,235,648
56,400	Albemarle Corporation	3,526,128
68,125	Celanese Corporation	3,000,906
52,610	FMC Corporation	3,000,348
66,974	Newmont Mining Corporation	2,805,541
66,159	Silver Wheaton Corporation	2,074,085

	Total	20,695,656

Telecommunications Services (2.0%)
24,052	SBA Communications Corporation[a]	1,732,225
238,137	TW Telecom, Inc.[a]	5,998,671

	Total	7,730,896

	Total Common Stock (cost $295,324,442)	369,887,275

Shares	Collateral Held for Securities Loaned (3.2%)	Value
12,068,359	Thrivent Cash Management Trust	12,068,359

	Total Collateral Held for Securities Loaned (cost $12,068,359)	12,068,359

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (2.7%)	Value
10,104,850	Thrivent Cash Management Trust	$10,104,850

	Total Short-Term Investments (at amortized cost)	10,104,850

	Total Investments (cost $317,497,651) 103.2%	$392,060,484

	Other Assets and Liabilities, Net (3.2%)	(11,974,669)

	Total Net Assets 100.0%	$380,085,815

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$83,687,859
Gross unrealized depreciation	(9,125,026)

Net unrealized appreciation (depreciation)	$74,562,833

Cost for federal income tax purposes	$317,497,651

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	64,279,295	64,279,295	–	–
Consumer Staples	12,976,154	12,976,154	–	–
Energy	35,065,115	35,065,115	–	–
Financials	25,329,133	25,329,133	–	–
Health Care	42,145,398	42,145,398	–	–
Industrials	80,874,299	80,874,299	–	–
Information Technology	80,791,329	80,791,329	–	–
Materials	20,695,656	20,695,656	–	–
Telecommunications Services	7,730,896	7,730,896	–	–
Collateral Held for Securities Loaned	12,068,359	12,068,359	–	–
Short-Term Investments	10,104,850	10,104,850	–	–

Total	$392,060,484	$392,060,484	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$4,926,850	$24,560,961	$17,419,452	12,068,359	$12,068,359	$1,436
Cash Management Trust- Short Term Investment	17,465,291	19,466,006	26,826,447	10,104,850	10,104,850	3,387
Total Value and Income Earned	22,392,141				22,173,209	4,823

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (10.5%)
5,623	AutoZone, Inc.[a]	$2,231,038
8,685	Charter Communications, Inc.[a]	904,803
6,808	Chipotle Mexican Grill, Inc.[a]	2,218,523
49,370	Delphi Automotive plc	2,192,028
141,315	Liberty Interactive Corporation[a]	3,021,315
72,963	Macy’s, Inc.	3,052,772
213,291	MGM Resorts International[a]	2,804,777
17,226	PetSmart, Inc.	1,069,734
23,715	PVH Corporation	2,532,999
27,194	Scripps Networks Interactive	1,749,662
32,606	Starwood Hotels & Resorts Worldwide, Inc.	2,077,980
76,179	Toll Brothers, Inc.[a]	2,608,369
28,230	TRW Automotive Holdings Corporation[a]	1,552,650
27,208	Whirlpool Corporation	3,223,060

	Total	31,239,710

Consumer Staples (4.6%)
39,048	Church & Dwight Company, Inc.	2,523,672
75,844	Coca-Cola Enterprises, Inc.	2,800,160
99,513	Constellation Brands, Inc.[a]	4,740,799
28,672	Hain Celestial Group, Inc.[a,b]	1,751,286
36,909	Monster Beverage Corporation[a]	1,762,036

	Total	13,577,953

Energy (9.6%)
61,216	Cameron International Corporation[a]	3,991,283
28,316	Concho Resources, Inc.[a]	2,758,828
53,013	HollyFrontier Corporation	2,727,519
48,882	Marathon Petroleum Corporation	4,379,827
19,069	Oil States International, Inc.[a]	1,555,458
49,445	Peabody Energy Corporation	1,045,762
18,606	Pioneer Natural Resources Company	2,311,796
38,079	Range Resources Corporation	3,085,922
85,789	Southwestern Energy Company[a]	3,196,498
55,890	Tesoro Corporation	3,272,360

	Total	28,325,253

Financials (29.2%)
42,056	Alexandria Real Estate Equities, Inc.	2,985,135
17,886	Ameriprise Financial, Inc.	1,317,304
33,634	AvalonBay Communities, Inc.	4,260,419
26,100	Camden Property Trust	1,792,548
74,311	CIT Group, Inc.[a]	3,231,042
43,910	Digital Realty Trust, Inc.	2,938,018
30,958	Everest Re Group, Ltd.	4,020,206
52,633	First Republic Bank	2,032,687
139,098	Hartford Financial Services Group, Inc.	3,588,728
169,870	Invesco, Ltd.	4,919,435
59,500	iShares Russell Midcap Value Index Fund	3,391,500
131,996	Kimco Realty Corporation	2,956,710
36,877	Lazard, Ltd.	1,258,612
79,076	Liberty Property Trust	3,143,271
52,677	M&T Bank Corporation[b]	5,434,159
2,841	Markel Corporation[a,b]	1,430,444
225,712	MFA Financial, Inc.	2,103,636
118,377	NASDAQ OMX Group, Inc.	3,823,577
27,074	PartnerRe, Ltd.	2,520,860

Shares	Common Stock (98.0%)	Value
Financials (29.2%) - continued
148,346	Principal Financial Group, Inc.	$5,048,214
5,269	Silver Bay Realty Trust Corporation REIT	109,068
241,529	SLM Corporation	4,946,514
67,695	Tanger Factory Outlet Centers, Inc.	2,449,205
107,534	Two Harbors Investment Corporation	1,356,004
59,409	Ventas, Inc.	4,348,739
82,684	W.R. Berkley Corporation	3,668,689
39,035	Willis Group Holdings plc	1,541,492
131,425	XL Group plc	3,982,178
77,899	Zions Bancorporation	1,946,696

	Total	86,545,090

Health Care (7.0%)
103,458	Aetna, Inc.	5,288,773
45,687	AmerisourceBergen Corporation	2,350,596
486,710	Boston Scientific Corporation[a]	3,801,205
148,280	Hologic, Inc.[a]	3,351,128
19,023	Life Technologies Corporation[a]	1,229,457
103,968	Mylan, Inc.[a]	3,008,834
33,800	Vertex Pharmaceuticals, Inc.[a]	1,858,324

	Total	20,888,317

Industrials (10.8%)
33,990	B/E Aerospace, Inc.[a]	2,049,257
32,286	Carlisle Companies, Inc.	2,188,668
41,284	Dover Corporation	3,008,778
9,039	Flowserve Corporation	1,515,931
58,732	Fortune Brands Home and Security, Inc.[a]	2,198,339
21,224	Hubbell, Inc.	2,061,063
23,642	Jacobs Engineering Group, Inc.[a]	1,329,626
36,616	Lennox International, Inc.	2,324,750
11,661	Lincoln Electric Holdings, Inc.	631,793
78,902	Owens Corning, Inc.[a]	3,111,106
22,695	Rockwell Automation, Inc.	1,959,713
60,332	Sensata Technologies Holding NVa	1,983,113
36,819	Stanley Black & Decker, Inc.	2,981,234
48,986	Timken Company	2,771,628
4,979	Triumph Group, Inc.	390,851
41,024	Waste Connections, Inc.	1,476,043

	Total	31,981,893

Information Technology (11.2%)
55,398	Adobe Systems, Inc.[a]	2,410,367
69,159	Agilent Technologies, Inc.	2,902,603
125,931	Altera Corporation	4,466,773
21,604	Amphenol Corporation	1,612,739
74,928	Avago Technologies, Ltd.	2,691,414
67,417	Fidelity National Information Services, Inc.	2,671,061
170,627	Juniper Networks, Inc.[a]	3,163,425
125,557	Lam Research Corporation[a]	5,205,593
80,701	NetApp, Inc.[a]	2,756,746
2,677	ON Semiconductor Corporation[a]	22,166
214,751	Polycom, Inc.[a]	2,379,441
115,870	PTC, Inc.[a]	2,953,526

	Total	33,235,854

Materials (5.7%)
26,678	Axiall Corporation	1,658,305

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.0%)	Value
Materials (5.7%) - continued
54,871	Carpenter Technology Corporation	$2,704,592
45,029	Celanese Corporation	1,983,527
15,704	CF Industries Holdings, Inc.	2,989,570
26,429	International Paper Company	1,231,063
37,229	Packaging Corporation of America	1,670,465
36,429	Reliance Steel & Aluminum Company	2,592,652
80,282	Sealed Air Corporation	1,935,599

	Total	16,765,773

Utilities (9.4%)
153,232	Calpine Corporation[a]	3,156,579
98,651	CMS Energy Corporation	2,756,309
19,381	NiSource, Inc.	568,639
61,885	Northeast Utilities	2,689,522
79,666	NV Energy, Inc.	1,595,710
23,325	OGE Energy Corporation	1,632,283
133,200	PPL Corporation	4,170,492
73,943	Questar Corporation	1,799,033
50,904	SCANA Corporation	2,604,249
39,558	Sempra Energy	3,162,267
126,005	Xcel Energy, Inc.	3,742,348

	Total	27,877,431

	Total Common Stock (cost $238,676,681)	290,437,274

Shares	Collateral Held for Securities Loaned (2.1%)	Value
6,144,372	Thrivent Cash Management Trust	6,144,372

	Total Collateral Held for Securities Loaned (cost $6,144,372)	6,144,372

Shares or Principal Amount	Short-Term Investments (0.7%)	Value
2,079,691	Thrivent Cash Management Trust	2,079,691

	Total Short-Term Investments (at amortized cost)	2,079,691

	Total Investments (cost $246,900,744) 100.8%	$298,661,337

	Other Assets and Liabilities, Net (0.8%)	(2,475,990)

	Total Net Assets 100.0%	$296,185,347

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$53,738,231
Gross unrealized depreciation	(1,977,638)

Net unrealized appreciation (depreciation)	$51,760,593

Cost for federal income tax purposes	$246,900,744

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	31,239,710	31,239,710	–	–
Consumer Staples	13,577,953	13,577,953	–	–
Energy	28,325,253	28,325,253	–	–
Financials	86,545,090	86,545,090	–	–
Health Care	20,888,317	20,888,317	–	–
Industrials	31,981,893	31,981,893	–	–
Information Technology	33,235,854	33,235,854	–	–
Materials	16,765,773	16,765,773	–	–
Utilities	27,877,431	27,877,431	–	–
Collateral Held for Securities Loaned	6,144,372	6,144,372	–	–
Short-Term Investments	2,079,691	2,079,691	–	–

Total	$298,661,337	$298,661,337	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$7,805,669	$14,591,184	$16,252,481	6,144,372	$6,144,372	$6,774
Cash Management Trust- Short Term Investment	6,943,793	19,747,044	24,611,146	2,079,691	2,079,691	1,274
Total Value and Income Earned	14,749,462				8,224,063	8,048

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Mid Cap Stock Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (94.8%)	Value
Consumer Discretionary (12.7%)
145,700	Charter Communications, Inc.[a]	$15,179,026
158,100	Cheesecake Factory, Inc.[b]	6,104,241
207,500	DISH Network Corporation	7,864,250
182,972	Dollar Tree, Inc.[a]	8,861,334
141,400	Omnicom Group, Inc.	8,328,460
130,400	Penn National Gaming, Inc.[a]	7,097,672
208,300	Tempur-Pedic International, Inc.[a]	10,337,929
243,700	Toll Brothers, Inc.[a]	8,344,288

	Total	72,117,200

Consumer Staples (3.3%)
150,000	Ingredion, Inc.	10,848,000
125,490	TreeHouse Foods, Inc.[a]	8,175,674

	Total	19,023,674

Energy (6.4%)
985,192	Alpha Natural Resources, Inc.[a]	8,088,426
40,300	Concho Resources, Inc.[a]	3,926,429
106,200	Ensco plc	6,372,000
425,100	Patterson-UTI Energy, Inc.	10,134,384
202,200	Southwestern Energy Company[a]	7,533,972

	Total	36,055,211

Financials (21.1%)
166,200	Axis Capital Holdings, Ltd.	6,917,244
398,800	CBL & Associates Properties, Inc.	9,411,680
393,020	HCC Insurance Holdings, Inc.	16,518,631
555,148	Host Hotels & Resorts, Inc.	9,709,539
1,354,300	Huntington Bancshares, Inc.	10,008,277
230,224	Lazard, Ltd.	7,857,545
75,500	M&T Bank Corporation[b]	7,788,580
305,300	NASDAQ OMX Group, Inc.	9,861,190
167,233	Northern Trust Corporation	9,124,232
359,800	Piedmont Office Realty Trust, Inc.	7,048,482
184,400	Protective Life Corporation	6,601,520
199,260	W.R. Berkley Corporation	8,841,166
389,872	Zions Bancorporation	9,742,901

	Total	119,430,987

Health Care (10.8%)
68,982	C.R. Bard, Inc.	6,952,006
134,200	Illumina, Inc.[a,b]	7,246,800
216,100	Medicines Company[a]	7,222,062
150,700	ResMed, Inc.[b]	6,986,452
252,500	Thoratec Corporation[a]	9,468,750
124,600	Vertex Pharmaceuticals, Inc.[a]	6,850,508
73,500	Waters Corporation[a]	6,902,385
127,869	Zimmer Holdings, Inc.	9,618,306

	Total	61,247,269

Industrials (12.8%)
138,344	ADT Corporation	6,770,555
244,093	CSX Corporation	6,012,011
45,500	Flowserve Corporation	7,630,805
308,900	Foster Wheeler AGa	7,058,365
361,466	Manitowoc Company, Inc.	7,431,741
111,308	Manpower, Inc.	6,313,390
164,200	McDermott International, Inc.[a]	1,804,558
303,134	Oshkosh Corporation[a]	12,880,164
89,582	Parker Hannifin Corporation	8,203,919
620,600	Southwest Airlines Company	8,365,688

	Total	72,471,196

Shares	Common Stock (94.8%)	Value
Information Technology (20.8%)
123,600	Alliance Data Systems Corporation[a]	$20,009,604
749,283	Applied Materials, Inc.	10,100,335
206,600	Autodesk, Inc.[a]	8,520,184
437,066	CoreLogic, Inc.[a]	11,302,527
141,904	eBay, Inc.[a]	7,694,035
213,652	Itron, Inc.[a]	9,913,453
329,532	Juniper Networks, Inc.[a]	6,109,523
798,366	NVIDIA Corporation	10,235,052
718,122	Teradyne, Inc.[a]	11,647,939
1,139,934	TriQuint Semiconductor, Inc.[a]	5,756,667
717	Workday, Inc.[a]	44,189
219,303	Xilinx, Inc.	8,370,795
333,300	Yahoo!, Inc.[a]	7,842,549

	Total	117,546,852

Materials (2.8%)
145,612	Silgan Holdings, Inc.	6,880,167
558,400	Steel Dynamics, Inc.	8,861,808

	Total	15,741,975

Utilities (4.1%)
280,000	CMS Energy Corporation	7,823,200
387,378	NV Energy, Inc.	7,759,181
216,900	Public Service Enterprise Group, Inc.	7,448,346

	Total	23,030,727

	Total Common Stock (cost $405,929,214)	536,665,091

Shares	Collateral Held for Securities Loaned (3.6%)	Value
20,413,949	Thrivent Cash Management Trust	20,413,949

	Total Collateral Held for Securities Loaned (cost $20,413,949)	20,413,949

Shares or Principal Amount	Short-Term Investments (5.1%)	Value
28,787,019	Thrivent Cash Management Trust	28,787,019

	Total Short-Term Investments (at amortized cost)	28,787,019

	Total Investments (cost $455,130,182) 103.5%	$585,866,059

	Other Assets and Liabilities, Net (3.5%)	(19,855,821)

	Total Net Assets 100.0%	$566,010,238

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$139,275,044
Gross unrealized depreciation	(8,539,167)

Net unrealized appreciation (depreciation)	$130,735,877

Cost for federal income tax purposes	$455,130,182

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Mid Cap Stock Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	72,117,200	72,117,200	–	–
Consumer Staples	19,023,674	19,023,674	–	–
Energy	36,055,211	36,055,211	–	–
Financials	119,430,987	119,430,987	–	–
Health Care	61,247,269	61,247,269	–	–
Industrials	72,471,196	72,471,196	–	–
Information Technology	117,546,852	117,546,852	–	–
Materials	15,741,975	15,741,975	–	–
Utilities	23,030,727	23,030,727	–	–
Collateral Held for Securities Loaned	20,413,949	20,413,949	–	–
Short-Term Investments	28,787,019	28,787,019	–	–

Total	$585,866,059	$585,866,059	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$33,267,675	$81,099,525	$93,953,251	20,413,949	$20,413,949	$8,589
Cash Management Trust- Short Term Investment	20,972,804	19,590,390	11,776,175	28,787,019	28,787,019	6,329
Total Value and Income Earned	54,240,479				49,200,968	14,918

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Mid Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (97.3%)	Value
Consumer Discretionary (12.1%)
4,900	Aaron’s, Inc.	$140,532
5,200	Advance Auto Parts, Inc.	429,780
5,550	Aeropostale, Inc.[a]	75,480
4,000	AMC Networks, Inc.[a]	252,720
12,580	American Eagle Outfitters, Inc.	235,246
3,350	ANN, Inc.[a]	97,217
8,800	Ascena Retail Group, Inc.[a]	163,240
2,900	Bally Technologies, Inc.[a]	150,713
2,670	Barnes & Noble, Inc.[a,b]	43,922
4,100	Big Lots, Inc.[a]	144,607
2,010	Bob Evans Farms, Inc.	85,666
5,055	Brinker International, Inc.	190,321
3,300	Cabela’s, Inc.[a]	200,574
3,500	Carter’s, Inc.[a]	200,445
3,500	Cheesecake Factory, Inc.	135,135
11,600	Chico’s FAS, Inc.	194,880
7,200	Cinemark Holdings, Inc.	211,968
2,500	Deckers Outdoor Corporation[a,b]	139,225
4,000	DeVry, Inc.	127,000
6,800	Dick’s Sporting Goods, Inc.	321,640
5,000	DreamWorks Animation SKG, Inc.[a,b]	94,800
10,500	Foot Locker, Inc.	359,520
10,120	Gentex Corporation	202,501
4,300	Guess ?, Inc.	106,769
6,900	Hanesbrands, Inc.[a]	314,364
2,600	HSN, Inc.	142,636
1,870	International Speedway Corporation	61,112
7,800	Jarden Corporation[a]	334,230
3,300	John Wiley and Sons, Inc.	128,568
5,800	KB Home[b]	126,266
3,800	Lamar Advertising Company[a]	184,718
2,800	Life Time Fitness, Inc.[a]	119,784
20,900	LKQ Corporation[a]	454,784
2,700	M.D.C. Holdings, Inc.	98,955
2,000	Matthews International Corporation	69,780
2,600	Meredith Corporation	99,476
4,070	Mohawk Industries, Inc.[a]	460,398
8,500	New York Times Company[a]	83,300
300	NVR, Inc.[a]	324,033
20,000	Office Depot, Inc.[a]	78,600
2,000	Panera Bread Company[a]	330,480
4,400	Polaris Industries, Inc.	406,956
4,000	Regis Corporation[b]	72,760
4,100	Rent-A-Center, Inc.	151,454
7,150	Saks, Inc.[a,b]	82,010
1,810	Scholastic Corporation	48,237
3,700	Scientific Games Corporation[a]	32,375
14,900	Service Corporation International	249,277
5,600	Signet Jewelers, Ltd.	375,200
4,720	Sotheby’s Holdings, Inc.	176,575
800	Strayer Education, Inc.	38,704
4,200	Tempur-Pedic International, Inc.[a]	208,446
3,100	Thor Industries, Inc.	114,049
10,500	Toll Brothers, Inc.[a]	359,520
4,900	Tractor Supply Company	510,237
3,800	Tupperware Brands Corporation	310,612
5,400	Under Armour, Inc.[a]	276,480
2,800	Valassis Communications, Inc.[b]	83,636
19,714	Wendy’s Company	111,778
6,080	Williams-Sonoma, Inc.	313,242

Shares	Common Stock (97.3%)	Value
Consumer Discretionary (12.1%) - continued
3,800	WMS Industries, Inc.[a]	$95,798

	Total	11,732,731

Consumer Staples (3.6%)
9,720	Church & Dwight Company, Inc.	628,204
4,350	Energizer Holdings, Inc.	433,825
8,050	Flowers Foods, Inc.	265,167
8,700	Green Mountain Coffee Roasters, Inc.[a,b]	493,812
3,510	Harris Teeter Supermarkets, Inc.	149,912
8,600	Hillshire Brands Company	302,290
5,400	Ingredion, Inc.	390,528
1,340	Lancaster Colony Corporation	103,180
2,300	Post Holdings, Inc.[a]	98,739
8,800	Smithfield Foods, Inc.[a]	233,024
14,900	SUPERVALU, Inc.[b]	75,096
1,557	Tootsie Roll Industries, Inc.[b]	46,570
3,500	United Natural Foods, Inc.[a]	172,200
1,640	Universal Corporation	91,906

	Total	3,484,453

Energy (5.8%)
15,400	Alpha Natural Resources, Inc.[a]	126,434
14,900	Arch Coal, Inc.[b]	80,907
4,000	Atwood Oceanics, Inc.[a]	210,160
3,400	Bill Barrett Corporation[a,b]	68,918
1,400	CARBO Ceramics, Inc.[b]	127,498
6,000	Cimarex Energy Company	452,640
5,300	Dresser-Rand Group, Inc.[a]	326,798
2,500	Dril-Quip, Inc.[a]	217,925
5,100	Energen Corporation	265,251
8,300	Forest Oil Corporation[a]	43,658
6,900	Helix Energy Solutions Group, Inc.[a]	157,872
14,190	HollyFrontier Corporation	730,076
4,100	Northern Oil and Gas, Inc.[a,b]	58,958
7,500	Oceaneering International, Inc.	498,075
3,900	Oil States International, Inc.[a]	318,123
10,300	Patterson-UTI Energy, Inc.	245,552
9,039	Plains Exploration & Production Company[a]	429,081
8,300	Quicksilver Resources, Inc.[a]	18,675
3,700	Rosetta Resources, Inc.[a]	176,046
4,600	SM Energy Company	272,412
11,100	Superior Energy Services, Inc.[a]	288,267
3,500	Tidewater, Inc.	176,750
3,000	Unit Corporation[a]	136,650
5,100	World Fuel Services Corporation	202,572

	Total	5,629,298

Financials (22.7%)
3,700	Affiliated Managers Group, Inc.[a]	568,209
2,960	Alexander & Baldwin, Inc.[a]	105,820
4,400	Alexandria Real Estate Equities, Inc.	312,312
1,200	Alleghany Corporation[a]	475,104
7,300	American Campus Communities, Inc.	330,982
5,335	American Financial Group, Inc.	252,772
14,280	Apollo Investment Corporation	119,381
8,900	Arthur J. Gallagher & Company	367,659
4,900	Aspen Insurance Holdings, Ltd.	189,042
11,793	Associated Banc-Corp	179,136

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Mid Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (97.3%)	Value
Financials (22.7%) - continued
5,670	Astoria Financial Corporation	$55,906
5,800	BancorpSouth, Inc.	94,540
3,200	Bank of Hawaii Corporation	162,592
13,200	BioMed Realty Trust, Inc.	285,120
5,400	BRE Properties, Inc.	262,872
8,200	Brown & Brown, Inc.	262,728
5,900	Camden Property Trust	405,212
5,100	Cathay General Bancorp	102,612
6,100	CBOE Holdings, Inc.	225,334
3,320	City National Corporation	195,581
5,437	Commerce Bancshares, Inc.	221,993
6,200	Corporate Office Properties Trust	165,416
7,000	Corrections Corporation of America REIT	273,490
4,300	Cullen/Frost Bankers, Inc.	268,879
22,500	Duke Realty Corporation	382,050
9,900	East West Bancorp, Inc.	254,133
8,100	Eaton Vance Corporation	338,823
4,300	Equity One, Inc.	103,071
2,700	Essex Property Trust, Inc.	406,566
3,610	Everest Re Group, Ltd.	468,795
7,300	Extra Space Storage, Inc.	286,671
4,500	Federal Realty Investment Trust	486,180
6,500	Federated Investors, Inc.[b]	153,855
15,005	Fidelity National Financial, Inc.	378,576
7,500	First American Financial Corporation	191,775
24,700	First Niagara Financial Group, Inc.	218,842
7,598	FirstMerit Corporation	125,595
14,000	Fulton Financial Corporation	163,800
1,800	Greenhill & Company, Inc.	96,084
6,000	Hancock Holding Company	185,520
3,170	Hanover Insurance Group, Inc.	157,486
7,050	HCC Insurance Holdings, Inc.	296,311
5,600	Highwoods Properties, Inc.	221,592
3,600	Home Properties, Inc.	228,312
10,300	Hospitality Properties Trust	282,632
3,800	International Bancshares Corporation	79,040
13,300	Janus Capital Group, Inc.[b]	125,020
3,100	Jones Lang LaSalle, Inc.	308,171
3,800	Kemper Corporation	123,918
5,300	Kilroy Realty Corporation	277,720
8,300	Liberty Property Trust	329,925
9,668	Macerich Company	622,426
5,800	Mack-Cali Realty Corporation	165,938
2,600	Mercury General Corporation	98,618
8,500	MSCI, Inc.[a]	288,405
8,200	National Retail Properties, Inc.	296,594
30,811	New York Community Bancorp, Inc.[b]	442,138
16,850	Old Republic International Corporation	214,163
7,900	Omega Healthcare Investors, Inc.	239,844
2,907	Potlatch Corporation	133,315
3,300	Primerica, Inc.	108,174
3,100	Prosperity Bancshares, Inc.	146,909
5,570	Protective Life Corporation	199,406
7,925	Raymond James Financial, Inc.	365,342
8,712	Rayonier, Inc. REIT	519,845
13,700	Realty Income Corporation	621,295
6,300	Regency Centers Corporation	333,333
5,200	Reinsurance Group of America, Inc.	310,284

Shares	Common Stock (97.3%)	Value
Financials (22.7%) - continued
9,440	SEI Investments Company	$272,344
13,200	Senior Housing Property Trust	354,156
3,300	Signature Bank[a]	259,908
6,400	SL Green Realty Corporation	551,104
3,100	StanCorp Financial Group, Inc.	132,556
3,130	SVB Financial Group[a]	222,042
55,100	Synovus Financial Corporation	152,627
4,400	Taubman Centers, Inc.	341,704
11,420	TCF Financial Corporation	170,843
4,800	Trustmark Corporation	120,048
17,503	UDR, Inc.	423,398
13,884	Valley National Bancorp[b]	142,172
7,775	W.R. Berkley Corporation	344,977
5,940	Waddell & Reed Financial, Inc.	260,053
7,427	Washington Federal, Inc.	129,972
5,630	Webster Financial Corporation	136,584
7,800	Weingarten Realty Investors	246,090
1,920	Westamerica Bancorporation[b]	87,034

	Total	22,006,796

Health Care (9.4%)
12,000	Allscripts Healthcare Solutions, Inc.[a]	163,080
1,400	Bio-Rad Laboratories, Inc.[a]	176,400
3,400	Charles River Laboratories International, Inc.[a]	150,518
6,400	Community Health Systems, Inc.	303,296
3,400	Cooper Companies, Inc.	366,792
3,910	Covance, Inc.[a]	290,591
8,100	Endo Pharmaceutical Holdings, Inc.[a]	249,156
18,000	Health Management Associates, Inc.[a]	231,660
5,580	Health Net, Inc.[a]	159,700
6,100	Henry Schein, Inc.[a]	564,555
4,350	Hill-Rom Holdings, Inc.	153,207
6,100	HMS Holdings Corporation[a]	165,615
18,700	Hologic, Inc.[a]	422,620
3,900	IDEXX Laboratories, Inc.[a]	360,321
3,400	LifePoint Hospitals, Inc.[a]	164,764
3,600	Masimo Corporation	70,632
3,500	Mednax, Inc.[a]	313,705
2,100	Mettler-Toledo International, Inc.[a]	447,762
7,420	Omnicare, Inc.	302,142
4,450	Owens & Minor, Inc.	144,892
5,400	Regeneron Pharmaceuticals, Inc.[a]	952,560
10,000	ResMed, Inc.[b]	463,600
4,100	STERIS Corporation	170,601
2,500	Techne Corporation	169,625
2,940	Teleflex, Inc.	248,459
4,100	Thoratec Corporation[a]	153,750
3,300	United Therapeutics Corporation[a]	200,871
6,200	Universal Health Services, Inc.	395,994
6,200	VCA Antech, Inc.[a]	145,638
15,320	Vertex Pharmaceuticals, Inc.[a]	842,294
3,000	Wellcare Health Plans, Inc.[a]	173,880

	Total	9,118,680

Industrials (17.0%)
3,000	Acuity Brands, Inc.	208,050
7,400	Aecom Technology Corporation[a]	242,720
6,830	AGCO Corporation	355,980
4,980	Alaska Air Group, Inc.[a]	318,521

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Mid Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (97.3%)	Value
Industrials (17.0%) - continued
2,300	Alliant Techsystems, Inc.	$166,589
17,032	AMETEK, Inc.	738,508
7,300	B/E Aerospace, Inc.[a]	440,117
3,360	Brink’s Company	94,954
4,440	Carlisle Companies, Inc.	300,988
3,500	CLARCOR, Inc.	183,330
3,700	Clean Harbors, Inc.[a]	214,933
3,930	Con-way, Inc.	138,375
7,500	Copart, Inc.[a]	257,100
2,400	Corporate Executive Board Company	139,584
3,400	Crane Company	189,924
3,600	Deluxe Corporation	149,040
9,500	Donaldson Company, Inc.	343,805
2,200	Esterline Technologies Corporation[a]	166,540
13,100	Exelis, Inc.	142,659
11,500	Fortune Brands Home and Security, Inc.[a]	430,445
2,900	FTI Consulting, Inc.[a]	109,214
3,500	Gardner Denver, Inc.	262,885
3,320	GATX Corporation	172,540
3,500	General Cable Corporation[a]	128,205
3,400	Genesee & Wyoming, Inc.[a]	316,574
4,300	Graco, Inc.	249,529
2,460	Granite Construction, Inc.	78,326
5,700	Harsco Corporation	141,189
4,090	Herman Miller, Inc.	113,170
3,230	HNI Corporation	114,633
3,730	Hubbell, Inc.	362,220
3,501	Huntington Ingalls Industries, Inc.	186,708
5,800	IDEX Corporation	309,836
6,500	ITT Corporation	184,795
6,340	JB Hunt Transport Services, Inc.	472,203
15,875	JetBlue Airways Corporation[a,b]	109,538
7,700	Kansas City Southern	853,930
10,300	KBR, Inc.	330,424
5,640	Kennametal, Inc.	220,186
4,000	Kirby Corporation[a]	307,200
3,300	Landstar System, Inc.	188,397
3,200	Lennox International, Inc.	203,168
5,800	Lincoln Electric Holdings, Inc.	314,244
5,470	Manpower, Inc.	310,258
2,960	Matson, Inc.	72,816
2,200	Mine Safety Appliances Company	109,164
3,300	MSC Industrial Direct Company, Inc.	283,074
3,980	Nordson Corporation	262,481
6,200	Oshkosh Corporation[a]	263,438
12,700	R.R. Donnelley & Sons Company[b]	153,035
3,200	Regal-Beloit Corporation	260,992
4,622	Rollins, Inc.	113,470
3,360	SPX Corporation	265,306
7,800	Terex Corporation[a]	268,476
5,600	Timken Company	316,848
4,000	Towers Watson & Company	277,280
5,495	Trinity Industries, Inc.	249,088
3,500	Triumph Group, Inc.	274,750
6,498	United Rentals, Inc.[a]	357,195
5,400	URS Corporation	256,014
7,300	UTI Worldwide, Inc.	105,704
1,600	Valmont Industries, Inc.	251,632
3,300	Wabtec Corporation	336,963

Shares	Common Stock (97.3%)	Value
Industrials (17.0%) - continued
8,600	Waste Connections, Inc.	$309,428
2,100	Watsco, Inc.	176,778
3,100	Werner Enterprises, Inc.	74,834
4,300	Woodward, Inc.	170,968

	Total	16,471,268

Information Technology (14.7%)
2,820	ACI Worldwide, Inc.[a]	137,785
5,190	Acxiom Corporation[a]	105,876
4,380	ADTRAN, Inc.[b]	86,067
2,300	Advent Software, Inc.[a]	64,331
3,500	Alliance Data Systems Corporation[a]	566,615
6,500	ANSYS, Inc.[a]	529,230
5,500	AOL, Inc.[a]	211,695
7,470	Arrow Electronics, Inc.[a]	303,431
30,820	Atmel Corporation[a]	214,507
9,620	Avnet, Inc.[a]	348,244
8,600	Broadridge Financial Solutions, Inc.	213,624
19,680	Cadence Design Systems, Inc.[a]	274,142
7,100	Ciena Corporation[a]	113,671
3,000	CommVault Systems, Inc.[a]	245,940
14,900	Compuware Corporation[a]	186,250
3,200	Concur Technologies, Inc.[a,b]	219,712
7,500	Convergys Corporation	127,725
6,800	CoreLogic, Inc.[a]	175,848
8,100	Cree, Inc.[a]	443,151
9,500	Cypress Semiconductor Corporation	104,785
4,430	Diebold, Inc.	134,318
2,110	DST Systems, Inc.	150,380
3,400	Equinix, Inc.[a]	735,454
2,900	FactSet Research Systems, Inc.[b]	268,540
2,450	Fair Isaac Corporation	111,940
8,900	Fairchild Semiconductor International, Inc.[a]	125,846
6,600	Gartner, Inc.[a]	359,106
5,600	Global Payments, Inc.	278,096
7,600	Informatica Corporation[a]	261,972
10,500	Ingram Micro, Inc.[a]	206,640
10,150	Integrated Device Technology, Inc.[a]	75,820
2,900	InterDigital, Inc.	138,707
4,850	International Rectifier Corporation[a]	102,578
8,900	Intersil Corporation	77,519
2,800	Itron, Inc.[a]	129,920
5,960	Jack Henry & Associates, Inc.	275,412
6,000	Lender Processing Services, Inc.	152,760
4,500	Lexmark International, Inc.	118,800
1,600	ManTech International Corporation	42,992
16,200	MEMC Electronic Materials, Inc.[a]	71,280
6,570	Mentor Graphics Corporation	118,589
5,600	MICROS Systems, Inc.[a]	254,856
8,200	Monster Worldwide, Inc.[a]	41,574
6,562	National Instruments Corporation	214,906
11,400	NCR Corporation[a]	314,184
4,600	NeuStar, Inc.[a]	214,038
3,040	Plantronics, Inc.	134,338
12,340	Polycom, Inc.[a]	136,727
8,300	PTC, Inc.[a]	211,567

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Mid Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (97.3%)	Value
Information Technology (14.7%) - continued
6,400	QLogic Corporation[a]	$74,240
7,700	Rackspace Hosting, Inc.[a]	388,696
19,540	RF Micro Devices, Inc.[a]	103,953
11,400	Riverbed Technology, Inc.[a]	169,974
7,240	Rovi Corporation[a]	155,008
4,690	Semtech Corporation[a]	165,979
2,700	Silicon Laboratories, Inc.[a]	111,672
13,400	Skyworks Solutions, Inc.[a]	295,202
4,300	Solarwinds, Inc.[a]	254,130
4,900	Solera Holdings, Inc.	285,817
10,780	Synopsys, Inc.[a]	386,786
2,580	Tech Data Corporation[a]	117,674
23,600	Tellabs, Inc.	49,324
10,900	TIBCO Software, Inc.[a]	220,398
17,800	Trimble Navigation, Ltd.[a]	533,288
4,900	ValueClick, Inc.[a]	144,795
7,600	VeriFone Systems, Inc.[a]	157,168
9,220	Vishay Intertechnology, Inc.[a]	125,484
2,700	WEX, Inc.[a]	211,950
3,600	Zebra Technologies Corporation[a]	169,668

	Total	14,252,694

Materials (6.6%)
6,320	Albemarle Corporation	395,126
4,700	AptarGroup, Inc.	269,545
5,100	Ashland, Inc.	378,930
4,190	Cabot Corporation	143,298
3,100	Carpenter Technology Corporation	152,799
8,200	Commercial Metals Company	129,970
2,300	Compass Minerals International, Inc.	181,470
3,160	Cytec Industries, Inc.	234,093
2,500	Domtar Corporation	194,050
2,200	Greif, Inc.	117,964
3,800	Intrepid Potash, Inc.	71,288
9,700	Louisiana-Pacific Corporation[a]	209,520
3,220	Martin Marietta Materials, Inc.	328,504
2,460	Minerals Technologies, Inc.	102,115
800	NewMarket Corporation	208,288
5,600	Olin Corporation	141,232
6,900	Packaging Corporation of America	309,603
5,300	Reliance Steel & Aluminum Company	377,201
5,000	Rock-Tenn Company	463,950
4,500	Royal Gold, Inc.	319,635
9,200	RPM International, Inc.	290,536
2,700	Scotts Miracle-Gro Company	116,748
3,530	Sensient Technologies Corporation	137,988
3,200	Silgan Holdings, Inc.	151,200
7,080	Sonoco Products Company	247,729
15,400	Steel Dynamics, Inc.	244,398
5,860	Valspar Corporation	364,785
3,700	Worthington Industries, Inc.	114,626

	Total	6,396,591

Telecommunications Services (0.4%)
6,995	Telephone & Data Systems, Inc.	147,384
10,600	TW Telecom, Inc.[a]	267,014

	Total	414,398

Shares	Common Stock (97.3%)	Value
Utilities (5.0%)
7,700	Alliant Energy Corporation	$386,386
9,766	Aqua America, Inc.	307,043
6,300	Atmos Energy Corporation	268,947
3,100	Black Hills Corporation	136,524
4,300	Cleco Corporation	202,229
10,763	Great Plains Energy, Inc.	249,594
6,880	Hawaiian Electric Industries, Inc.	190,645
3,530	IDACORP, Inc.	170,393
13,225	MDU Resources Group, Inc.	330,493
5,900	National Fuel Gas Company	361,965
16,500	NV Energy, Inc.	330,495
6,890	OGE Energy Corporation	482,162
5,575	PNM Resources, Inc.	129,842
12,200	Questar Corporation	296,826
7,900	UGI Corporation	303,281
5,790	Vectren Corporation	205,082
8,820	Westar Energy, Inc.	292,647
3,610	WGL Holdings, Inc.	159,201

	Total	4,803,755

	Total Common Stock (cost $65,590,426)	94,310,664

Shares	Collateral Held for Securities Loaned (3.5%)	Value
3,427,640	Thrivent Cash Management Trust	3,427,640

	Total Collateral Held for Securities Loaned (cost $3,427,640)	3,427,640

Shares or Principal Amount	Short-Term Investments (2.2%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.137%, 6/7/2013[c,d]	99,973
1,996,161	Thrivent Cash Management Trust	1,996,161

	Total Short-Term Investments (at amortized cost)	2,096,134

	Total Investments (cost $71,114,200) 103.0%	$99,834,438

	Other Assets and Liabilities, Net (3.0%)	(2,935,415)

	Total Net Assets 100.0%	$96,899,023

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At March 28, 2013, $99,973 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Mid Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$32,495,671
Gross unrealized depreciation	(3,775,433)

Net unrealized appreciation (depreciation)	$28,720,238

Cost for federal income tax purposes	$71,114,200

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	11,732,731	11,732,731	–	–
Consumer Staples	3,484,453	3,484,453	–	–
Energy	5,629,298	5,629,298	–	–
Financials	22,006,796	22,006,796	–	–
Health Care	9,118,680	9,118,680	–	–
Industrials	16,471,268	16,471,268	–	–
Information Technology	14,252,694	14,252,694	–	–
Materials	6,396,591	6,396,591	–	–
Telecommunications Services	414,398	414,398	–	–
Utilities	4,803,755	4,803,755	–	–
Collateral Held for Securities Loaned	3,427,640	3,427,640	–	–
Short-Term Investments	2,096,134	1,996,161	99,973	–

Total	$99,834,438	$99,734,465	$99,973	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	45,805	45,805	–	–

Total Asset Derivatives	$45,805	$45,805	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Futures	22	June 2013	$2,486,395	$2,532,200	$45,805
Total Futures Contracts					$45,805

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013- March 28, 2013
Cash Management Trust- Collateral Investment	$2,749,485	$5,526,668	$4,848,513	3,427,640	$3,427,640	$7,447
Cash Management Trust- Short Term Investment	1,118,939	2,654,475	1,777,253	1,996,161	1,996,161	382
Total Value and Income Earned	3,868,424				5,423,801	7,829

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (88.4%)	Value
Australia (3.6%)
239,519	ALS, Ltd.	$2,627,261
57,485	Australia & New Zealand Banking Group, Ltd.	1,714,446
2,042,288	Beach Energy, Ltd.	3,017,886
129,564	BHP Billiton, Ltd.	4,429,148
1,913,162	Clough, Ltd.	2,629,283
91,953	CSL, Ltd.	5,683,740
425,224	DuluxGroup, Ltd.	1,975,990
52,742	Flight Centre, Ltd.[a]	1,851,696
165,138	McMillan Shakespeare, Ltd.	2,531,934
666,529	Mermaid Marine Australia, Ltd.	2,617,502
96,796	Monadelphous Group, Ltd.[a]	2,296,644
100,620	Ramsay Health Care, Ltd.	3,386,681
581,479	RCR Tomlinson, Ltd.	1,289,512
55,119	Rio Tinto, Ltd.	3,306,144
638,755	SAI Global, Ltd.	2,243,929
863,306	Skilled Group, Ltd.	3,211,812
223,235	Troy Resources, Ltd.	505,414
804,102	Westfield Retail Trust	2,531,545
177,631	Woolworths, Ltd.	6,271,005

	Total	54,121,572

Austria (0.1%)
37,091	Voestalpine AG	1,141,439

	Total	1,141,439

Belgium (0.8%)
92,499	Anheuser-Busch InBev NV	9,196,040
41,044	EVS Broadcast Equipment SA	2,633,385
20,051	ThromboGenics NVa,b	966,155

	Total	12,795,580

Bermuda (0.1%)
1,467,000	Pacific Basin Shipping, Ltd.	873,720
80,378	VimpelCom, Ltd.	955,694

	Total	1,829,414

Brazil (2.0%)
62,900	Autometal SA	631,879
201,652	Banco Bradesco SA ADR	3,432,117
141,100	Cia Paranaense de Energia	2,175,066
86,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	742,254
267,700	Embraer SA	2,380,586
197,300	Even Construtora e Incorporadora SA	944,150
37,849	Lojas Renner SA	1,409,633
633,998	MMX Mineracao e Metalicos SAb	702,786
47,168	Multiplan Empreendimentos Imobiliarios SA	1,354,993
227,850	Petroleo Brasileiro SA ADR	3,775,475
144,000	Petroleo Brasileiro SA ADR	2,613,600
1,444,207	Rossi Residencial SA	2,179,800
102,500	Souza Cruz SA	1,505,988
111,100	Sul America SA	1,112,787
93,000	Ultrapar Participacoes SA ADR	2,360,340
96,529	Vale SA SP ADR[a]	1,668,987
52,625	Vale SA SP PREF ADR	869,891

	Total	29,860,332

Canada (2.9%)
50,169	Agrium, Inc.	4,892,200
52,686	Alimentation Couche-Tard, Inc.	2,855,630

Shares	Common Stock (88.4%)	Value
Canada (2.9%) - continued
73,073	Canadian National Railway Company	$7,344,345
145,349	Canadian Oil Sands, Ltd.	2,996,120
30,084	Dollarama, Inc.	1,931,761
481,750	Encana Corporation	9,374,854
22,360	Franco-Nevada Corporation	1,020,656
55,126	Gibson Energy, Inc.[a]	1,426,107
111,131	Husky Energy Inc.[a]	3,190,018
22,957	Metro, Inc.[a]	1,438,414
124,210	Parkland Fuel Corp	2,090,851
128,124	Sherritt International Corporation[a]	635,670
99,477	Suncor Energy, Inc.	2,980,834
22,061	West Fraser Timber Co. Ltd.	1,954,511

	Total	44,131,971

Cayman Islands (0.2%)
2,942,000	NagaCorp, Ltd.	2,486,703

	Total	2,486,703

Chile (0.4%)
1,024,650	Aguas Andinas SA	826,000
47,274	Banco Santander Chile SA ADR	1,345,891
95,957	Cia Cervecerias Unidas SA	3,174,258

	Total	5,346,149

China (0.7%)
1,256,000	Dongfeng Motor Group Company, Ltd.	1,770,488
4,544,000	PetroChina Company, Ltd.	5,983,842
1,728,000	Yanzhou Coal Mining Company, Ltd.[a]	2,344,904

	Total	10,099,234

Colombia (0.2%)
50,294	Bancolombia SA	3,181,096

	Total	3,181,096

Cyprus (0.2%)
334,451	Prosafe SE	3,264,738

	Total	3,264,738

Czech Republic (0.2%)
13,667	Komercni Banka AS	2,607,460

	Total	2,607,460

Denmark (1.6%)
85,227	Christian Hansen Holding AS	3,165,335
73,336	Coloplast AS	3,951,663
597,650	Danske Bank ASb	10,715,448
39,443	Novo Nordisk ASa	6,357,507

	Total	24,189,953

Egypt (<0.1%)
132,315	Ezz Steel	178,545

	Total	178,545

Finland (0.8%)
196,799	Amer Sports Oyj	3,253,497
403,950	Neste Oil Oyj[a]	5,708,707
190,672	Outotec Oyj[a]	2,804,067

	Total	11,766,271

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (88.4%)	Value
France (5.2%)
42,202	Alstom SA	$1,721,346
83,247	Alten SA	3,297,355
36,911	AtoS	2,543,468
541,154	AXA SA	9,351,895
208,350	Cap Gemini SA	9,494,452
22,768	Cie Generale des Etablissements Michelin	1,907,525
252,892	Compagnie de Saint-Gobain	9,390,802
351,400	GDF Suez	6,750,744
83,877	Ingenico[a]	4,971,770
39,109	Rubis SCA	2,383,486
27,311	Sartorius Stedim Biotech	3,640,906
176,350	Total SAa	8,446,116
72,745	Vinci SA	3,283,557
15,275	Virbac SA	3,518,584
420,754	Vivendi SA	8,704,600

	Total	79,406,606

Germany (5.7%)
36,772	Aurubis AG	2,340,113
116,844	BASF SE	10,259,232
19,138	Bayer AG	1,977,841
24,527	Bilfinger SE	2,551,370
189,600	Daimler AGa	10,340,305
145,350	Deutsche Boerse AG	8,817,384
29,571	Duerr AG	3,230,024
61,008	Gerry Weber International AG	2,667,625
46,110	Hannover Rueckversicherung SE	3,630,282
57,721	Henkel AG & Company KGaA[a]	5,560,920
22,110	Muenchener Rueckversicherungs- Gesellschaft AG	4,144,029
115,555	Norma Group AG	3,644,997
30,183	Pfeiffer Vacuum Technology AG	3,338,188
27,060	SAP AG ADR	2,176,367
25,777	Siemens AG	2,778,735
104,485	Suedzucker AG	4,416,194
72,024	Symrise AG	2,858,076
381,500	ThyssenKrupp AGb	7,777,805
18,922	Volkswagen AG	3,768,748

	Total	86,278,235

Hong Kong (2.8%)
530,800	AIA Group, Ltd.	2,333,783
176,000	Cheung Kong Holdings, Ltd.	2,607,309
859,500	China Mobile, Ltd.	9,116,195
5,053,750	Guangzhou Automobile Group Company, Ltd.[a]	4,291,955
365,000	Hang Lung Group, Ltd.	2,056,422
892,850	Hutchison Whampoa, Ltd.	9,334,899
3,756,267	New World Development Company, Ltd.	6,383,962
1,201,500	Sinotruk Hong Kong, Ltd.	649,894
113,000	Swire Pacific, Ltd., Class A	1,443,540
340,000	Swire Pacific, Ltd., Class B	829,370
78,700	Swire Properties, Ltd.	279,900
308,000	Weichai Power Company, Ltd.	1,029,465
437,000	Wheelock and Company, Ltd.	2,333,306

	Total	42,690,000

Hungary (0.1%)
8,200	Richter Gedeon Nyrt	1,147,996

	Total	1,147,996

Shares	Common Stock (88.4%)	Value
India (1.0%)
16,100	GlaxoSmithKline Pharmaceuticals, Ltd.	$653,406
7,344	Grasim Industries, Ltd.	380,576
8,000	Grasim Industries, Ltd. GDR	414,400
35,500	Hero Motocorp, Ltd.	1,008,953
130,962	Hindustan Unilever, Ltd.[c]	1,125,015
140,200	Housing Development Finance Corporation	2,136,246
25,000	ICICI Bank, Ltd.	485,846
10,400	ICICI Bank, Ltd. ADR	446,160
26,000	Infosys, Ltd.	1,387,314
52,996	Infosys, Ltd. ADR[a]	2,857,014
179,010	ITC, Ltd.[c]	1,019,889
69,324	Reliance Industries, Ltd.[d]	1,977,941
20,696	Ultra Tech Cement, Ltd.	712,772
4,570	Ultra Tech Cement, Ltd. GDR	157,150

	Total	14,762,682

Indonesia (0.6%)
650,500	AKR Corporindo Tbk PT	335,674
1,727,000	Bank Rakyat Indonesia Persero Tbk PT	1,560,950
457,500	Indo Tambangraya Megah Tbk PT	1,676,737
3,410,000	PT Astra International Tbk	2,782,449
888,500	United Tractors Tbk PT	1,673,399
4,737,000	Vale Indonesia Tbk PT	1,163,268

	Total	9,192,477

Ireland (0.7%)
42,230	Paddy Power plc	3,810,942
91,620	Ryanair Holdings plc ADR	3,827,884
144,479	Smurfit Kappa Group plc	2,395,386

	Total	10,034,212

Israel (0.6%)
93,104	Radware, Inc.[b]	3,512,814
155,600	Teva Pharmaceutical Industries, Ltd. ADR	6,174,208

	Total	9,687,022

Italy (2.4%)
90,059	Azimut Holding SPA	1,460,176
197,110	Brembo SPA	3,170,061
640,176	Enel SPA	2,099,100
565,552	Eni SPA	12,661,838
5,970,550	Intesa Sanpaolo SPA	8,797,056
72,931	Prysmian SPA	1,504,694
108,882	Recordati SPA	987,225
8,408,025	Telecom Italia SPA	5,183,828

	Total	35,863,978

Japan (16.3%)
125,400	Aderans Company, Ltd.	2,131,168
322,350	Aiful Corporation[a,b]	2,159,471
157,305	Asics Corporation	2,600,972
89,300	Astellas Pharmaceutical, Inc.[a]	4,819,243
381,650	Bridgestone Corporation[a]	12,841,773
226,258	Chiyoda Corporation[a]	2,535,732
138,800	Daiichi Sankyo Company, Ltd.	2,679,222
245,000	Daiwa House Industry Company, Ltd.	4,791,840
1,588,601	Daiwa Securities Group, Inc.	11,261,046
55,100	East Japan Railway Company	4,535,654
37,700	FamilyMart Company, Ltd.	1,723,170

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (88.4%)	Value
Japan (16.3%) - continued
247,000	Fuji Heavy Industries, Ltd.	$3,917,899
242,000	Hino Motors, Ltd.	2,627,336
576,000	Hitachi, Ltd.	3,362,698
1,400	Hogy Medical Company, Ltd.	75,674
30,700	Idemitsu Kosan Company, Ltd.	2,678,286
982,000	IHI Corporation	2,989,930
260,700	ITOCHU Corporation[a]	3,203,310
242,000	Jaccs Company, Ltd.	1,516,454
131,600	Japan Tobacco, Inc.	4,209,558
187,600	JTEKT Corporation	1,776,821
75,600	KDDI Corporation	3,160,979
1,895	M3, Inc.	3,699,805
279,000	Marubeni Corporation	2,136,052
66,400	Matsumotokiyoshi Holdings Company, Ltd.	1,903,374
360,200	Mitsubishi UFJ Financial Group, Inc.[a]	2,173,172
77,300	MonotaRO Company, Ltd.[a]	3,781,334
567,300	Mori Seiki Company, Ltd.[a]	6,945,375
577,595	MS and AD Insurance Group Holdings, Inc.[a]	12,865,029
269,297	Nikkiso Company, Ltd.	3,214,656
311,550	Nikon Corporation[a]	7,338,945
4,387,500	Nippon Sheet Glass Company	4,887,236
56,200	Nippon Telegraph & Telephone Corporation[a]	2,453,669
1,037,250	Nissan Motor Company, Ltd.[a]	10,061,772
59,718	Pigeon Corporation	4,187,818
55,331	Ryohin Keikaku Company, Ltd.	4,358,990
89,100	SCSK Corporation	1,721,970
120,400	Seiko Epson Corporation[a]	1,174,150
82,500	Softbank Corporation	3,800,922
1,455,400	Sojitz Corporation	2,284,116
131,900	Sony Corporation[a]	2,295,172
1,072,000	Sumitomo Chemical Company, Ltd.	3,374,848
758,550	Sumitomo Corporation[a]	9,594,260
251,700	Sumitomo Electric Industries, Ltd.	3,096,937
2,893,750	Sumitomo Mitsui Trust Holdings, Inc.	13,779,541
699,065	Sumitomo Osaka Cement Company, Ltd.	2,049,172
132,600	Suzuki Motor Corporation	2,971,735
54,465	Sysmex Corporation	3,318,415
5,120	Tamron Company, Ltd.	110,252
66,000	Tatsuta Electric Wire and Cable Company, Ltd.[a]	397,426
326,000	Tokyo Gas Company, Ltd.[a]	1,762,207
204,800	Totetsu Kogyo Company, Ltd.	3,369,573
126,000	Toyo Suisan Kaisha, Ltd.	3,889,527
145,800	Toyo Tanso Company, Ltd.[a]	3,586,465
234,200	Toyota Motor Corporation[a]	12,076,705
234,200	Tsukui Corporation	3,337,145
38,400	Tsuruha Holdings, Inc.	3,750,828
121,900	United Arrows, Ltd.	4,172,190
289	Wacom Company, Ltd.	1,120,536
57,900	West Japan Railway Company	2,785,590
292,000	Yaskawa Electric Corporation[a]	2,942,268
93,600	Zenkoku Hosho Company, Ltd.	3,576,065

	Total	247,943,478

Shares	Common Stock (88.4%)	Value
Jersey (0.8%)
756,850	WPP plc	$12,095,307

	Total	12,095,307

Lebanon (<0.1%)
16,180	Solidere	198,852

	Total	198,852

Luxembourg (0.3%)
47,000	Tenaris SA ADR	1,916,660
108,797	Ternium SA ADR	2,214,019

	Total	4,130,679

Malaysia (0.4%)
675,900	CIMB Group Holdings Berhad	1,671,759
859,900	Genting Berhad	2,791,391
430,300	Malayan Banking Berhad	1,306,255
199,400	Public Bank Berhad	1,049,643

	Total	6,819,048

Mexico (0.8%)
3,824,000	America Movil SAB de CVc	4,052,654
172,000	Consorcio ARA SAB de CVb	70,184
24,500	Fomento Economico Mexicano SAB de CV ADR	2,780,750
9,739	Grupo Aeroportuario del Sureste SAB de CV ADR	1,331,029
379,500	Grupo Financiero Banorte SAB de CV ADR	3,031,957
259,000	Organizacion Soriana SAB de CV	1,013,861

	Total	12,280,435

Netherlands (3.7%)
178,105	Aalberts Industries NV	3,988,094
2,347,050	Aegon NV	14,171,682
108,012	Arcadis NV	2,995,699
75,935	European Aeronautic Defence and Space Company	3,870,297
93,252	Koninklijke (Royal) Philips Electronics NV	2,759,054
239,574	Koninklijke DSM NV	13,960,711
48,127	Nutreco NV	4,419,144
109,669	TKH Group NV	2,844,362
172,990	Unilever NV	7,088,037

	Total	56,097,080

New Zealand (0.2%)
826,041	Ryman Healthcare, Ltd.	3,485,282

	Total	3,485,282

Norway (1.0%)
51,243	Petroleum Geo-Services ASA	794,857
148,754	Statoil ASA	3,631,521
967,000	STX OSV Holdings, Ltd.	955,146
78,282	TGS Nopec Geophysical Company ASA	2,966,961
348,939	Tomra Systems ASA	3,405,303
74,739	Yara International ASA	3,411,746

	Total	15,165,534

Panama (0.2%)
25,037	Copa Holdings SA	2,994,676

	Total	2,994,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (88.4%)	Value
Philippines (0.2%)
2,281,000	Ayala Land, Inc.	$1,831,486
537,742	Bank of the Philippine Islands	1,449,439

	Total	3,280,925

Poland (0.5%)
53,414	Bank Handlowy w Warszawie SA	1,493,921
83,913	Bank Pekao SA	4,052,999
95,771	Grupa Lotos SAb	1,202,723
237,711	Telekomunikacja Polska SA	486,812

	Total	7,236,455

Portugal (0.4%)
6,522,837	Banco Espirito Santo SAb	6,690,022

	Total	6,690,022

Russia (0.6%)
446,384	Gazprom OAO	3,794,265
38,500	Lukoil ADR	2,480,833
11,000	Magnit OJSC	498,033
84,804	Novolipetsk Steel OJSC[c]	1,340,989
79,675	Sberbank of Russia	1,025,028

	Total	9,139,148

Singapore (1.6%)
2,625,000	China Minzhong Food Corporation, Ltd.[a,b]	2,557,626
1,884,000	Ezion Holdings, Ltd.[a]	3,313,592
16,382,000	GMG Global, Ltd.	1,654,762
735,090	Keppel Corporation, Ltd.	6,658,894
2,300,000	Osim International, Ltd.[a]	3,711,620
1,128,000	Raffles Medical Group, Ltd.	2,990,726
1,301,000	Super Group, Ltd.	4,090,701

	Total	24,977,921

South Africa (0.9%)
149,686	ABSA Group, Ltd.	2,524,219
69,540	AngloGold Ashanti, Ltd.	1,637,667
250,380	Aveng, Ltd.[c]	878,684
75,056	Impala Platinum Holdings, Ltd.[c]	1,107,909
59,584	Massmart Holdings, Ltd.	1,232,788
133,292	MTN Group, Ltd.	2,342,240
269,817	PPC, Ltd.[c]	940,441
146,190	Reunert, Ltd.[c]	1,223,830
181,000	Truworths International, Ltd.	1,775,486

	Total	13,663,264

South Korea (2.6%)
4,401	E-Mart Company, Ltd.	870,314
14,259	Hyundai Heavy Industries Company, Ltd.	2,764,362
9,114	Hyundai Mobis	2,558,528
14,153	Hyundai Motor Company	2,860,957
132,010	LG Uplus Corporation[b]	953,824
24,100	POSCO	7,091,948
21,556	POSCO ADR[a]	1,588,893
5,650	Samsung Electronics Company, Ltd.	4,424,014
20,810	Samsung Heavy Industries Company, Ltd.	661,544
119,578	Shinhan Financial Group Company, Ltd.	4,303,944
10,189	Shinsegae Company, Ltd.	2,034,500
8,673	SK Telecom Company, Ltd.	1,409,453

Shares	Common Stock (88.4%)	Value
South Korea (2.6%) - continued
468,527	SK Telecom Company, Ltd. ADR[a]	$8,372,577

	Total	39,894,858

Spain (1.1%)
185,585	Almirall SAa	2,325,320
1,919,242	Iberdrola SA	8,972,238
34,233	Industria de Diseno Textil SA (Inditex)	4,561,918
240,422	Tubacex SAb	645,953

	Total	16,505,429

Sweden (1.9%)
101,606	Betsson ABb	3,273,071
121,123	Boliden AB	1,956,595
51,111	Hexpol AB	2,938,379
54,652	Hoganas AB	2,705,808
159,448	Intrum Justitia AB	3,082,858
382,903	Skandinaviska Enskilda Banken ABa	3,850,772
92,538	Svenska Cellulosa AB	2,389,140
83,066	Swedbank ABa	1,892,609
254,742	Telefonaktiebolaget LM Ericsson	3,191,331
262,066	Volvo AB	3,826,120

	Total	29,106,683

Switzerland (7.5%)
66,980	Actelion, Ltd.[b]	3,642,088
154,950	Adecco SAb	8,498,733
13,511	Bucher Industries AG	3,132,430
9,539	Burckhardt Compression Holding AG	3,575,927
82,500	Compagnie Financiere Richemont SA	6,495,368
393,800	Credit Suisse Group AGb	10,357,223
289,593	EFG International AGb	3,496,438
6,899	Givaudan SAb	8,481,211
173,042	Holcim, Ltd.[b]	13,821,906
36,338	Implenia AGb	1,984,752
209,953	Nestle SA	15,195,268
130,150	Novartis AG	9,276,046
98,014	Roche Holding AG	22,849,332
6,107	Swatch Group AG	3,551,105

	Total	114,357,827

Taiwan (0.8%)
363,000	Advanced Semiconductor Engineering, Inc.	297,102
375,000	Chipbond Technology Corporation	851,565
3,575,000	Compal Electronics, Inc.	2,531,037
302,000	Novatek Microelectronics Corporation	1,324,447
336,000	Taiwan Fertilizer Company, Ltd.	804,928
290,300	Taiwan Mobile Company, Ltd.	982,485
966,951	Taiwan Semiconductor Manufacturing Company, Ltd.	3,238,566
48,297	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	830,225
40,000	TPK Holding Company, Ltd.	800,807
2,585,000	Walsin Lihwa Corporation[b]	743,531

	Total	12,404,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (88.4%)	Value
Thailand (2.2%)
729,675	Bangkok Bank pcl	$5,649,627
369,500	Kasikornbank pcl	2,633,171
8,747,700	Krung Thai Bank pcl	7,434,335
238,100	PTT Exploration & Production pcl	1,211,922
871,350	PTT pcl	9,665,828
133,100	Siam Cement pcl	2,205,754
269,200	Siam Commercial Bank pcl	1,637,150
1,260,200	Thai Oil pcl	2,765,623

	Total	33,203,410

Turkey (0.4%)
563,982	Akbank TAS	2,963,370
31,670	BIM Birlesik Magazalar AS	1,543,662
220,000	Turkiye Garanti Bankasi AS	1,168,248

	Total	5,675,280

United Kingdom (10.8%)
467,437	Aberdeen Asset Management plc	3,054,722
97,624	Associated British Foods plc	2,823,634
104,131	Aveva Group plc	3,590,697
214,275	Babcock International Group plc	3,548,293
2,206,329	BAE Systems plc	13,247,206
184,722	Bellway plc	3,648,871
30,000	BHP Billiton plc	878,195
68,699	British American Tobacco plc	3,683,831
399,447	Devro plc	2,130,688
117,664	Diageo plc	3,707,674
328,506	Elementis plc	1,304,374
176,651	GlaxoSmithKline plc	4,136,663
502,306	Halma plc	3,961,398
69,600	Hikma Pharmaceuticals plc	1,095,229
173,650	HSBC Holdings plc ADR[a]	9,262,491
284,386	Inchcape plc	2,177,564
1,298,736	Intermediate Capital Group plc	8,378,808
1,613,186	ITV plc	3,180,768
208,970	Lancashire Holdings, Ltd.	2,582,089
1,231,737	Legal & General Group plc	3,241,372
137,656	London Stock Exchange Group plc	2,737,596
312,508	Mondi plc	4,255,815
529,011	Moneysupermarket.com Group plc	1,594,252
543,343	Morgan Crucible Company plc	2,339,345
30,161	Next plc	2,003,795
779,333	Pace plc	2,882,252
199,814	Persimmon plc	3,254,873
245,794	Prudential plc	3,992,090
96,984	Rio Tinto plc	4,568,015
32,588	SABMiller plc	1,720,366
195,752	Smith & Nephew plc	2,264,148
108,047	Spirax-Sarco Engineering plc	4,420,614
1,045,109	Spirent Communications plc	2,345,414
166,070	Sports Direct International plc[b]	1,075,854
306,076	Standard Chartered plc	7,947,639
223,930	Tate & Lyle plc	2,893,450
1,414,077	Taylor Wimpey plc	1,960,110
257,316	Telecity Group plc	3,540,056
1,743,000	Tesco plc	10,132,335
127,614	Ultra Electronics Holdings plc	3,339,711
90,888	Unilever plc	3,844,320
2,768,487	Vodafone Group plc	7,856,121
56,224	Whitbread plc	2,199,108
293,637	William Hill plc	1,652,455

Shares	Common Stock (88.4%)	Value
United Kingdom (10.8%) - continued
65,252	William Hill plc Rights, 2.45 GBP, expires 4/5/2013[b]	$122,943

	Total	164,577,244

United States (0.3%)
95,220	iShares MSCI Emerging Markets Index Fund	4,073,512

	Total	4,073,512

	Total Common Stock (cost $1,244,199,205)	1,342,060,707

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Angola (<0.1%)
	Republic of Angola Via Northern Lights III BV
320,000	7.000%, 8/16/2019	353,600

	Total	353,600

Argentina (0.1%)
	Arcos Dorados SA
331,000	7.500%, 10/1/2019	355,825
	Argentina Government International Bond
873,640	7.820%, 12/31/2033[e]	576,737
7,362,000	0.000%, 12/15/2035[e,f]	474,682
100,000	2.260%, 12/31/2038[e,g]	39,097
1,720,000	2.500%, 12/31/2038[g]	537,500

	Total	1,983,841

Austria (<0.1%)
	OGX Austria GmbH
200,000	8.500%, 6/1/2018	156,000

	Total	156,000

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
610,000	5.450%, 2/9/2017	649,650

	Total	649,650

Belarus (<0.1%)
	Belarus Government International Bond
719,000	8.750%, 8/3/2015	747,760

	Total	747,760

Belize (<0.1%)
	Belize Government International Bond
116,500	5.000%, 2/20/2038[d,g]	80,094

	Total	80,094

Bermuda (<0.1%)
	China Resources Gas Group, Ltd
400,000	4.500%, 4/5/2022	434,566

	Total	434,566

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Bolivia (<0.1%)
	Bolivia Government International Bond
$300,000	4.875%, 10/29/2022[d]	$298,200

	Total	298,200

Brazil (0.2%)
	Banco do Estado do Rio Grande de Sul SA
200,000	7.375%, 2/2/2022	217,100
	Banco do Estado do Rio Grande do Sul SA
680,000	7.375%, 2/2/2022[d]	738,140
	Brazil Government International Bond
100,000	5.875%, 1/15/2019	120,250
	Brazil Minas SPE via State of Minas Gerais
1,270,000	5.333%, 2/15/2028[c,d]	1,397,000
	Cosan Luxembourg SA
200,000	5.000%, 3/14/2023[d]	201,200
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[d,h,i]	0
	OGX Austria GmbH
200,000	8.375%, 4/1/2022[d]	151,000
	Tonon Bioenergia SA
200,000	9.250%, 1/24/2020[d]	204,000

	Total	3,028,690

Canada (0.1%)
	Eldorado Gold Corporation
430,000	6.125%, 12/15/2020[d]	446,125
	PTTEP Canada International Finance, Ltd.
270,000	5.692%, 4/5/2021[d]	310,624
540,000	6.350%, 6/12/2042	643,736

	Total	1,400,485

Cayman Islands (0.1%)
	Dubai Holding Commercial Operations MTN, Ltd.
250,000	6.000%, 2/1/2017[j]	383,663
	Raizen Fuels Finance, Ltd.
520,000	9.500%, 8/15/2014	566,280
	Sun Hung Kai Properties Capital Market, Ltd.
610,000	4.500%, 2/14/2022	657,701

	Total	1,607,644

Chile (0.4%)
	AES Gener SA
300,000	5.250%, 8/15/2021	335,266
120,000	5.250%, 8/15/2021[d]	134,106
	Banco de Credito e Inversiones
200,000	3.000%, 9/13/2017	202,873
1,490,000	3.000%, 9/13/2017[d]	1,511,402
	Banco del Estado de Chile
200,000	4.125%, 10/7/2020	215,044
260,000	4.125%, 10/7/2020[d]	279,557
	Banco Santander Chile
200,000	3.875%, 9/20/2022[d]	201,831
	CFR International SPA
340,000	5.125%, 12/6/2022	349,536

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Chile (0.4%) - continued
	Chile Government International Bond
$130,000	3.875%, 8/5/2020	$143,455
520,000	3.250%, 9/14/2021	545,740
750,000	3.625%, 10/30/2042	693,001
	CorpGroup Banking SA
290,000	6.750%, 3/15/2023[d]	303,413
	E-CL SA
320,000	5.625%, 1/15/2021[d]	360,411

	Total	5,275,635

Colombia (0.6%)
	Banco de Bogota SA
650,000	5.000%, 1/15/2017	696,313
530,000	5.375%, 2/19/2023[d]	545,900
	Bancolombia SA
240,000	6.125%, 7/26/2020	257,400
200,000	5.950%, 6/3/2021	225,000
210,000	5.125%, 9/11/2022	211,050
	Colombia Government International Bond
30,000	8.250%, 12/22/2014	33,825
400,000	7.375%, 1/27/2017	487,600
1,695,000	7.375%, 3/18/2019	2,182,312
730,000	2.625%, 3/15/2023	700,800
60,000	8.125%, 5/21/2024	86,370
590,000	7.375%, 9/18/2037	843,700
830,000	6.125%, 1/18/2041	1,044,140
	Empresa de Energia de Bogota SA
420,000	6.125%, 11/10/2021[d]	468,300
660,000	6.125%, 11/10/2021	735,900
	Empresas Publicas de Medellin ESP
277,000	7.625%, 7/29/2019	338,771
	Pacific Rubiales Energy Corporation
400,000	5.125%, 3/28/2023[d]	403,600
	Transportadora de Gas del Internacional SA ESP
200,000	5.700%, 3/20/2022[d]	218,000

	Total	9,478,981

Costa Rica (0.1%)
	Costa Rica Government International Bond
10,000	9.995%, 8/1/2020	13,600
960,000	4.250%, 1/26/2023[d]	958,560

	Total	972,160

Croatia (<0.1%)
	Hrvatska Elektroprivreda
290,000	6.000%, 11/9/2017[d]	299,425

	Total	299,425

Dominican Republic (0.3%)
	Aeropuertos Dominicanos Siglo XXI SA
700,000	9.250%, 11/13/2019[d]	761,250
	Dominican Republic Government International Bond
100,000	7.500%, 5/6/2021[d]	111,800
2,568,000	7.500%, 5/6/2021	2,871,024

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Dominican Republic (0.3%) - continued
$16,900,000	18.500%, 2/4/2028[d,i,k]	$487,887

	Total	4,231,961

Egypt (<0.1%)
	Egypt Government International Bond
800,000	5.750%, 4/29/2020	676,000
100,000	6.875%, 4/30/2040	77,500

	Total	753,500

Gabon (<0.1%)
	Gabon Government International Bond
350,000	8.200%, 12/12/2017	423,500

	Total	423,500

Ghana (<0.1%)
	Ghana Government International Bond
350,000	8.500%, 10/4/2017	399,875

	Total	399,875

Guatemala (<0.1%)
	Guatemala Government International Bond
350,000	5.750%, 6/6/2022[d]	385,525
380,000	4.875%, 2/13/2028[d]	371,450

	Total	756,975

Honduras (0.1%)
	Honduras Government International Bond
1,400,000	7.500%, 3/15/2024[d]	1,408,400

	Total	1,408,400

Hong Kong (<0.1%)
	Metropolitan Light International, Ltd.
400,000	5.250%, 1/17/2018	400,420
	Zijin International Finance Company, Ltd.
120,000	4.250%, 6/30/2016	127,974

	Total	528,394

Hungary (0.1%)
	Hungary Government International Bond
450,000	4.375%, 7/4/2017[e]	557,741
360,000	5.375%, 2/21/2023	338,850
160,000	7.625%, 3/29/2041	163,200

	Total	1,059,791

India (<0.1%)
	Bharti Airtel International Netherlands BV
580,000	5.125%, 3/11/2023[c,d]	582,320

	Total	582,320

Indonesia (0.5%)
	Indonesia Government International Bond
49,000	6.875%, 1/17/2018	57,820

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Indonesia (0.5%) - continued
$400,000	11.625%, 3/4/2019[d]	$580,000
1,280,000	11.625%, 3/4/2019	1,856,000
455,000	8.500%, 10/12/2035	671,125
3,010,000	7.750%, 1/17/2038	4,192,930
	Perusahaan Penerbit SBSN
200,000	4.000%, 11/21/2018[d]	208,500

	Total	7,566,375

Iraq (0.1%)
	Iraq Government International Bond
1,200,000	5.800%, 1/15/2028	1,098,000

	Total	1,098,000

Ireland (0.1%)
	MTS International Funding, Ltd.
1,050,000	8.625%, 6/22/2020	1,333,500
	Sibur Securities, Ltd.
520,000	3.914%, 1/31/2018[d]	510,900

	Total	1,844,400

Ivory Coast (0.3%)
	Ivory Coast Government International Bond
3,729,000	5.750%, 12/31/2032	3,449,324

	Total	3,449,324

Kazakhstan (0.2%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
220,000	6.250%, 5/20/2015	234,575
	KazMunayGas National Company
450,000	11.750%, 1/23/2015	521,438
1,370,000	6.375%, 4/9/2021[d]	1,594,337

	Total	2,350,350

Luxembourg (0.2%)
	Gazprom OAO Via Gaz Capital SA
1,320,000	5.999%, 1/23/2021	1,478,400
	TNK-BP Finance SA
400,000	7.500%, 7/18/2016	458,320
390,000	7.875%, 3/13/2018	468,000
358,000	7.250%, 2/2/2020	429,600
	Vimpel Communications OJSC Via UBS Luxembourg SA
100,000	8.250%, 5/23/2016	111,900
	Wind Acquisition Finance SA
140,000	11.750%, 7/15/2017[d]	148,400

	Total	3,094,620

Malaysia (<0.1%)
	Wakala Global Sukuk Bhd
420,000	4.646%, 7/6/2021	471,763

	Total	471,763

Mexico (0.6%)
	Grupo Cementos de Chihuahua SAB de CV
200,000	8.125%, 2/8/2020[d]	214,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Mexico (0.6%) - continued
	Grupo KUO SAB de CV
$350,000	6.250%, 12/4/2022[d]	$375,375
	Mexican Bonos
241,000	7.750%, 5/29/2031[l]	24,099
	Mexico Cetes
178,659,900	Zero Coupon, 6/27/2013[l]	1,432,163
	Mexico Government International Bond
990,000	5.875%, 1/15/2014	1,027,620
20,000	6.625%, 3/3/2015	22,200
100,000	5.625%, 1/15/2017	115,000
266,000	5.950%, 3/19/2019	321,860
370,000	3.625%, 3/15/2022	393,125
110,000	6.750%, 9/27/2034	146,300
908,000	6.050%, 1/11/2040	1,123,650
1,890,000	4.750%, 3/8/2044	1,960,876
180,000	5.750%, 10/12/2110	197,460
	Pemex Project Funding Master Trust
300,000	6.625%, 6/15/2035	359,250
	Petroleos Mexicanos
45,000	8.000%, 5/3/2019	57,600
80,000	5.500%, 1/21/2021	91,800
1,070,000	4.875%, 1/24/2022	1,185,025
90,000	5.500%, 6/27/2044[d]	92,835
	Tenedora Nemak SA de CV
350,000	5.500%, 2/28/2023[d]	354,375

	Total	9,495,113

Morocco (<0.1%)
	Morocco Government International Bond
260,000	4.250%, 12/11/2022[d]	265,330

	Total	265,330

Netherlands (0.1%)
	Ajecorp BV
310,000	6.500%, 5/14/2022	334,180
	Kazakhstan Temir Zholy Finance BV
670,000	6.950%, 7/10/2042[d]	783,900
	Listrindo Capital BV
340,000	6.950%, 2/21/2019	373,467
	VimpelCom Holdings BV
580,000	7.504%, 3/1/2022[d]	645,424
600,000	5.950%, 2/13/2023[d]	596,250

	Total	2,733,221

Nigeria (0.1%)
	Nigeria Government International Bond
850,000	6.750%, 1/28/2021	981,750

	Total	981,750

Pakistan (<0.1%)
	Pakistan Government International Bond
480,000	6.875%, 6/1/2017	416,400
100,000	7.875%, 3/31/2036	70,250

	Total	486,650

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Panama (0.3%)
	Panama Government International Bond
$430,000	7.250%, 3/15/2015	$479,450
286,000	8.875%, 9/30/2027	441,441
990,000	9.375%, 4/1/2029	1,610,234
790,000	6.700%, 1/26/2036	1,052,675

	Total	3,583,800

Paraguay (0.1%)
	Banco Continental SAECA
170,000	8.875%, 10/15/2017[d]	185,725
	Paraguay Government International Bond
410,000	4.625%, 1/25/2023	411,640
930,000	4.625%, 1/25/2023[d]	933,720
	Telefonica Celular del Paraguay SA
400,000	6.750%, 12/13/2022[d]	433,000

	Total	1,964,085

Peru (0.2%)
	Ajecorp BV
160,000	6.500%, 5/14/2022[d]	172,480
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	213,760
200,000	4.750%, 2/8/2022[d]	213,760
	Corporacion Lindley SA
200,000	6.750%, 11/23/2021	230,300
70,000	6.750%, 11/23/2021[d]	80,605
	Peru Government International Bond
310,000	5.625%, 11/18/2050	370,760
600,000	7.350%, 7/21/2025	846,900
354,000	8.750%, 11/21/2033	578,790
670,000	6.550%, 3/14/2037	907,850
	Volcan Cia Minera SAA
10,000	5.375%, 2/2/2022	10,600
36,000	5.375%, 2/2/2022[d]	38,160

	Total	3,663,965

Philippines (0.2%)
	Energy Development Corporation
240,000	6.500%, 1/20/2021	270,028
	Philippines Government International Bond
1,780,000	7.500%, 9/25/2024	2,449,725
70,000	9.500%, 10/21/2024	109,375

	Total	2,829,128

Qatar (<0.1%)
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
199,375	5.298%, 9/30/2020	221,805

	Total	221,805

Romania (0.2%)
	Romania Government International Bond
45,000	6.500%, 6/18/2018[e]	64,692
270,000	6.750%, 2/7/2022	314,213
690,000	6.750%, 2/7/2022[d]	802,988

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Romania (0.2%) - continued
$820,000	4.375%, 8/22/2023[d]	$802,927

	Total	1,984,820

Russia (0.8%)
	AHML Finance, Ltd.
10,700,000	7.750%, 2/13/2018[d,m]	344,742
	Gazprom Neft Capital SA
490,000	4.375%, 9/19/2022[d]	483,263
	Gazprom OAO Via Gaz Capital SA
390,000	6.510%, 3/7/2022	450,450
100,000	7.288%, 8/16/2037	121,000
	Phosagro OAO Via Phosagro Bond Funding, Ltd.
310,000	4.204%, 2/13/2018[d]	308,838
	Rosneft Oil Company via Rosneft International Finance, Ltd.
2,120,000	4.199%, 3/6/2022[d]	2,101,450
	Russia Government International Bond
22,200,000	7.500%, 2/27/2019[m]	750,594
1,100,000	5.000%, 4/29/2020	1,243,000
1,200,000	4.500%, 4/4/2022[a,d]	1,307,400
3,400,000	7.000%, 1/25/2023[m]	109,326
31,750,000	8.150%, 2/3/2027[m]	1,101,560
8,700,000	7.050%, 1/19/2028[m]	274,290
1,189,625	7.500%, 3/31/2030	1,473,648
	Sberbank of Russia Via SB Capital SA
260,000	5.717%, 6/16/2021	282,750

	Total	10,352,311

Serbia (<0.1%)
	Serbia Government International Bond
330,000	5.250%, 11/21/2017[d]	339,900

	Total	339,900

Slovenia (0.2%)
	Slovenia Government International Bond
400,000	5.500%, 10/26/2022	383,000
2,290,000	5.500%, 10/26/2022[d]	2,192,675

	Total	2,575,675

South Africa (<0.1%)
	Peermont Global Proprietary, Ltd.
580,000	7.750%, 4/30/2014[e]	728,680

	Total	728,680

Supranational (0.1%)
	Corporacion Andina de Fomento
639,000	3.750%, 1/15/2016	675,956
600,000	5.750%, 1/12/2017	685,748
643,000	4.375%, 6/15/2022	698,021

	Total	2,059,725

Turkey (0.8%)
	Anadolu Efes Biracilik Ve Malt Sanayii AS
720,000	3.375%, 11/1/2022[d]	685,800

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Turkey (0.8%) - continued
	Arcelik AS
$250,000	5.000%, 4/3/2023[c,d]	$249,375
	Export Credit Bank of Turkey
390,000	5.375%, 11/4/2016[d]	418,821
	Turkey Government International Bond
4,630,000	6.750%, 4/3/2018	5,463,400
320,000	7.000%, 3/11/2019	386,400
430,000	7.375%, 2/5/2025	549,325
620,000	6.875%, 3/17/2036	764,150
400,000	7.250%, 3/5/2038	517,000
160,000	6.750%, 5/30/2040	197,400
500,000	6.000%, 1/14/2041	560,000

	Total	9,791,671

Ukraine (0.4%)
	MHP SA
200,000	8.250%, 4/2/2020[c,d]	198,000
	State Export-Import Bank of Ukraine JSC Via Biz Finance plc
340,000	8.750%, 1/22/2018	342,550
	Ukraine Government International Bond
1,840,000	9.250%, 7/24/2017	1,991,984
460,000	8.375%, 11/3/2017	466,325
200,000	7.400%, 4/20/2018	190,684
1,030,000	7.800%, 11/28/2022[d]	1,042,875
1,640,000	7.800%, 11/28/2022	1,660,500

	Total	5,892,918

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
574,788	5.888%, 6/15/2019	652,384
	National Bank of Abu Dhabi PJSC
200,000	3.000%, 8/13/2019	201,000

	Total	853,384

United Kingdom (0.1%)
	Ferrexpo Finance plc
200,000	7.875%, 4/7/2016	199,500
	HSBC Bank plc
144,000,000	Zero Coupon, 8/12/2013[d,i,n]	872,646

	Total	1,072,146

United States (0.2%)
	HSBC Bank USA NA/New York
680,000	17.276%, 8/15/2040[i,o]	972,501
	HSBC USA, Inc.
688,000	10.000%, 1/5/2017[i,p]	356,096
	U.S. Treasury Notes
1,600,000	0.750%, 3/31/2018	1,598,000

	Total	2,926,597

Uruguay (0.2%)
	Uruguay Government International Bond
260,000	8.000%, 11/18/2022	362,440
550,000	6.875%, 9/28/2025	726,000
1,108,000	7.625%, 3/21/2036	1,594,966

	Total	2,683,406

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Venezuela (0.6%)
	Petroleos de Venezuela SA
$331,600	5.250%, 4/12/2017	$287,663
1,990,000	9.000%, 11/17/2021	1,885,525
130,000	5.375%, 4/12/2027	89,700
30,000	5.500%, 4/12/2037	20,325
	Venezuela Government International Bond
100,000	13.625%, 8/15/2018	112,750
126,500	6.000%, 12/9/2020	105,311
260,000	9.000%, 5/7/2023	248,950
335,000	8.250%, 10/13/2024	304,013
4,230,000	7.650%, 4/21/2025	3,701,250
450,000	9.250%, 9/15/2027	442,800
90,000	9.250%, 5/7/2028	86,175
650,000	11.950%, 8/5/2031	731,250
30,000	9.375%, 1/13/2034	28,875

	Total	8,044,587

Vietnam (0.1%)
	Vietnam Government International Bond
310,000	6.875%, 1/15/2016	343,325
430,000	6.750%, 1/29/2020	500,950

	Total	844,275

Virgin Islands, British (0.1%)
	Central American Bottling Corporation
108,000	6.750%, 2/9/2022	117,585
40,000	6.750%, 2/9/2022[d]	43,550
	PCCW Capital No. 4, Ltd.
200,000	5.750%, 4/17/2022	222,353
	Talent Yield Investments, Ltd.
230,000	4.500%, 4/25/2022[d]	252,234
460,000	4.500%, 4/25/2022	504,469

	Total	1,140,191

Zambia (0.1%)
	Zambia Government International Bond
400,000	5.375%, 9/20/2022[d]	397,000
1,010,000	5.375%, 9/20/2022	1,002,425

	Total	1,399,425

	Total Long-Term Fixed Income (cost $133,864,377)	135,700,837

Shares	Preferred Stock (0.2%)	Value
Brazil (0.2%)
145,000	Vale SA	2,399,505

	Total	2,399,505

	Total Preferred Stock (cost $2,564,268)	2,399,505

Shares	Collateral Held for Securities Loaned (11.4%)	Value
173,808,509	Thrivent Cash Management Trust	$173,808,509

	Total Collateral Held for Securities Loaned (cost $173,808,509)	173,808,509

Shares or Principal Amount	Short-Term Investments (2.0%)	Value
	Banco del Estado de Chile
775,000	0.200%, 4/23/2013[q]	775,000
	Federal Home Loan Bank Discount Notes
200,000	0.119%, 6/7/2013[q,r]	199,954
28,840,776	Thrivent Cash Management Trust	28,840,776

	Total Short-Term Investments (at amortized cost)	29,815,730

	Total Investments (cost $1,584,252,089) 111.0%	$1,683,785,288

	Other Assets and Liabilities, Net (11.0%)	(166,527,419)

	Total Net Assets 100.0%	$1,517,257,869

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $36,869,521 or 2.4% of total net assets.

e	Principal amount is displayed in Euros.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 28, 2013.
h	Defaulted security. Interest is not being accrued.
i	Security is fair valued.
j	Principal amount is displayed in British Pounds.
k	Principal amount is displayed in Dominican Republic Pesos.
l	Principal amount is displayed in Mexican Pesos.
m	Principal amount is displayed in Russian Rubles.
n	Principal amount is displayed in Nigerian Naira. Security is linked to Nigerian Treasury Bill.
o	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
p	Principal amount is displayed in Brazilian Real.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r	At March 28, 2013, $199,954 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$189,986,161
Gross unrealized depreciation	(90,452,962)

Net unrealized appreciation (depreciation)	$99,533,199

Cost for federal income tax purposes	$1,584,252,089

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	201,652,695	–	201,652,695	–
Consumer Staples	137,942,489	5,955,008	131,987,481	–
Energy	114,179,774	23,835,194	90,344,580	–
Financials	265,534,540	21,741,267	243,793,273	–
Health Care	112,881,241	6,174,208	106,707,033	–
Industrials	238,307,246	8,310,739	229,996,507	–
Information Technology	82,600,505	7,200,053	75,400,452	–
Materials	128,897,870	7,979,457	120,918,413	–
Telecommunications Services	47,326,531	9,328,271	37,998,260	–
Utilities	12,737,816	–	12,737,816	–
Long-Term Fixed Income
Basic Materials	1,131,197	–	1,131,197	–
Capital Goods	990,295	–	990,295	–
Communications Services	4,073,147	–	4,073,147	–
Consumer Cyclical	1,438,880	–	1,438,880	–
Consumer Non-Cyclical^	3,432,891	–	3,432,891	0
Energy	15,852,738	–	15,852,738	–
Financials	10,909,737	–	8,708,494	2,201,243
Foreign Government	89,746,342	–	89,258,455	487,887
Transportation	1,545,150	–	1,545,150	–
U.S. Government and Agencies	1,690,835	–	1,690,835	–
Utilities	4,889,625	–	4,889,625	–
Preferred Stock
Materials	2,399,505	–	2,399,505	–
Collateral Held for Securities Loaned	173,808,509	173,808,509	–	–
Short-Term Investments	29,815,730	28,840,776	974,954	–

Total	$1,683,785,288	$293,173,482	$1,387,922,676	$2,689,130

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	55,120	55,120	–	–
Foreign Currency Forward Contracts	506,233	–	506,233	–

Total Asset Derivatives	$561,353	$55,120	$506,233	$–

Liability Derivatives
Futures Contracts	179,977	179,977	–	–
Foreign Currency Forward Contracts	745,728	–	745,728	–

Total Liability Derivatives	$925,705	$179,977	$745,728	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	13	June 2013	$2,865,318	$2,865,890	$572
5-Yr. U.S.Treasury Bond Futures	321	June 2013	39,767,008	39,821,556	54,548
10-Yr. U.S. Treasury Bond Futures	(83)	June 2013	(10,910,192)	(10,954,704)	(44,512)
30-Yr. U.S. Treasury Bond Futures	(120)	June 2013	(17,221,822)	(17,336,251)	(114,429)
Mini MSCI EAFE Index Futures	31	June 2013	2,573,400	2,571,760	(1,640)
Ultra Long Term U.S.Treasury Bond
Future	18	June 2013	2,856,083	2,836,687	(19,396)
Total Futures Contracts					($124,857)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	CITI	504,000	6/19/2013	$518,021	$521,307	$3,286
Australian Dollar	WBC	769,000	6/19/2013	791,317	795,407	4,090
Brazilian Real	MSC	2,043,602	4/12/2013	1,043,000	1,009,849	(33,151)
Brazilian Real	DB	1,326,153	4/5/2013	670,163	655,762	(14,401)
Brazilian Real	SSB	206,284	4/12/2013	104,000	101,936	(2,064)
Brazilian Real	BB	2,291,296	4/17/2013 -4/29/2013	1,132,480	1,130,960	(1,520)
Brazilian Real	JPM	168,570	4/5/2013	84,730	83,355	(1,375)
Chilean Peso	CSFB	246,146,450	4/5/2013	521,000	521,538	538
Chinese Yuan	HSBC	13,242,520	3/29/2013	2,106,669	2,130,976	24,307
Chinese Yuan	RBS	40,234,881	3/29/2013 -8/22/2013	6,410,466	6,462,512	52,046
Chinese Yuan	BOA	785,313	8/22/2013	125,000	125,390	390
Chinese Yuan	BB	19,428,356	3/29/2013 -8/22/2013	3,082,000	3,110,002	28,002
Chinese Yuan	DB	4,688,163	3/29/2013	747,392	754,415	7,023
Czech Republic Koruna	BOA	5,547,430	6/19/2013	279,307	276,352	(2,955)
Euro	BB	303,000	6/19/2013	390,856	388,589	(2,267)
Euro	RBS	101,000	6/19/2013	130,049	129,530	(519)
Euro	BNP	860,000	6/19/2013	1,110,561	1,102,792	(7,769)
Euro	CITI	429,000	6/19/2013	554,223	550,180	(4,043)
Euro	CSFB	400,000	6/19/2013	521,962	512,989	(8,973)
Euro	BOA	1,822,236	6/19/2013	2,349,078	2,336,965	(12,113)
Euro	HSBC	200,000	6/19/2013	259,890	256,494	(3,396)
Euro	DB	829,000	6/19/2013	1,075,440	1,063,169	(12,271)
Euro	SSB	860,000	6/19/2013	1,107,895	1,102,926	(4,969)
Hungarian Forint	DB	124,052,858	6/19/2013	527,460	518,057	(9,403)
Indian Rupee	RBS	48,576,520	4/26/2013	889,354	888,440	(914)
Indian Rupee	CSFB	135,421,951	4/2/2013 - 5/6/2013	2,483,199	2,480,440	(2,759)
Indian Rupee	UBS	35,255,552	4/2/2013	649,092	648,009	(1,083)
Indian Rupee	DB	106,100,227	4/2/2013	1,955,010	1,950,158	(4,852)
Indian Rupee	SB	38,887,200	4/2/2013	716,353	714,760	(1,593)
Indian Rupee	JPM	28,685,884	4/12/2013	522,000	526,171	4,171
Indonesian Rupiah	SSB	1,410,251,710	4/1/2013 - 4/2/2013	145,051	145,125	74
Israeli Shekel	DB	2,037,490	6/19/2013	554,000	559,168	5,168
Israeli Shekel	JPM	3,879,891	6/19/2013	1,051,176	1,064,796	13,620
Israeli Shekel	BOA	3,941,378	6/19/2013	1,074,000	1,081,671	7,671
Israeli Shekel	CITI	408,780	6/19/2013	111,000	112,185	1,185
Japanese Yen	MSC	179,908,321	6/19/2013	1,905,000	1,912,627	7,627
Japanese Yen	JPM	52,032,173	6/19/2013	551,363	552,740	1,377
Japanese Yen	BB	24,758,590	6/19/2013	261,000	263,212	2,212
Malaysian Ringgit	SSB	735,448	4/1/2013	237,425	237,509	84
Mexican Peso	BOA	5,204,806	6/19/2013	417,000	418,217	1,217
Mexican Peso	DB	18,674,636	6/19/2013	1,489,162	1,500,545	11,383
Mexican Peso	MSC	6,549,705	6/19/2013	521,000	526,282	5,282
Mexican Peso	SSB	2,561,584	4/1/2013	207,686	207,391	(295)
Mexican Peso	SSB	86,177,336	6/19/2013	6,909,243	6,924,524	15,281
New Taiwan Dollar	BB	39,879,827	4/8/2013 - 4/15/2013	1,343,693	1,334,236	(9,457)
New Taiwan Dollar	HSBC	44,647,282	4/10/2013 -4/15/2013	1,507,159	1,493,619	(13,540)
New Taiwan Dollar	SB	21,287,198	4/30/2013	714,815	712,485	(2,330)
Philippines Peso	CITI	75,274,058	4/10/2013 -4/15/2013	1,854,423	1,845,931	(8,492)
Philippines Peso	DB	26,056,314	4/10/2013 -4/24/2013	640,146	639,239	(907)
Polish Zloty	BB	2,433,447	6/19/2013	756,704	743,250	(13,454)
Polish Zloty	CSFB	404,700	6/19/2013	125,000	123,608	(1,392)
Russian Ruble	CITI	37,330,400	4/4/2013 - 4/17/2013	1,214,716	1,198,272	(16,444)
Russian Ruble	JPM	153,800,424	4/1/2013 - 4/8/2013	4,963,034	4,941,042	(21,992)
Russian Ruble	DB	62,184,410	3/29/2013 -4/17/2013	2,013,507	1,999,385	(14,122)
Russian Ruble	CSFB	32,331,624	4/22/2013	1,040,000	1,035,453	(4,547)
Russian Ruble	UBS	32,047,240	3/29/2013 - 4/8/2013	1,041,000	1,029,558	(11,442)
Singapore Dollar	SSB	89,059	4/2/2013 - 4/3/2013	71,803	71,802	(1)
Singapore Dollar	BOA	112,109	4/1/2013	90,375	90,385	10
South African Rand	BB	4,835,229	6/19/2013	522,000	520,543	(1,457)
South African Rand	UBS	2,360,852	6/19/2013	254,127	254,161	34
South Korean Won	WBC	578,587,932	4/5/2013	522,000	519,970	(2,030)
South Korean Won	CITI	1,724,539,175	4/5/2013 - 4/8/2013	1,563,000	1,549,800	(13,200)
South Korean Won	HSBC	581,351,400	4/15/2013	522,000	522,376	376
South Korean Won	BB	1,892,982,831	4/15/2013 -4/29/2013	1,703,056	1,700,699	(2,357)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases - continued
Thai Baht	DB	15,525,718	4/23/2013	$530,015	$529,548	($467)
Turkish Lira	RBS	3,540,175	6/19/2013 - 9/27/2013	1,905,812	1,918,339	12,527
Turkish Lira	CITI	957,692	6/19/2013 - 6/20/2013	521,000	523,830	2,830
Turkish Lira	JPM	1,638,084	6/19/2013	889,650	896,041	6,391
Total Purchases				$74,601,108	$74,548,994	($52,114)

Sales
Australian Dollar	WBC	1,515,000	6/19/2013	$1,552,974	$1,567,025	($14,051)
Australian Dollar	JPM	256,000	6/19/2013	259,174	264,791	(5,617)
Brazilian Real	MSC	2,076,237	4/5/2013	1,042,000	1,026,668	15,332
Brazilian Real	HSBC	1,883,359	4/17/2013	915,853	930,217	(14,364)
Brazilian Real	BB	1,688,933	4/29/2013	831,000	833,194	(2,194)
British Pound	JPM	249,000	5/10/2013	377,848	378,191	(343)
Chilean Peso	BB	248,409,153	4/5/2013	521,000	526,332	(5,332)
Chinese Yuan	BB	19,438,373	3/29/2013 - 8/22/2013	3,090,872	3,111,601	(20,729)
Chinese Yuan	RBS	30,597,750	3/29/2013	4,873,422	4,923,764	(50,342)
Chinese Yuan	DB	4,688,163	3/29/2013	744,744	754,415	(9,671)
Chinese Yuan	HSBC	13,242,520	3/29/2013	2,111,136	2,130,974	(19,838)
Colombian Peso	UBS	1,508,771,791	4/30/2013	823,161	824,476	(1,315)
Colombian Peso	CSFB	2,092,629,330	4/5/2013 - 4/26/2013	1,145,000	1,144,706	294
Czech Republic Koruna	BNP	20,152,335	6/19/2013	1,017,024	1,003,913	13,111
Czech Republic Koruna	SSB	1,865,900	6/19/2013	94,000	92,952	1,048
Egyptian Pound	SSB	74,051	4/1/2013	10,871	10,885	(14)
Euro	DB	1,815,000	6/19/2013	2,353,626	2,327,686	25,940
Euro	CITI	3,039,774	4/15/2013 - 6/19/2013	3,942,278	3,897,172	45,106
Euro	SSB	3,696,203	6/19/2013	4,784,273	4,740,275	43,998
Euro	BNP	431,000	6/19/2013	554,367	552,745	1,622
Euro	BOA	215,000	6/19/2013	279,307	275,731	3,576
Euro	HSBC	201,000	6/19/2013	260,296	257,777	2,519
Euro	JPM	866,000	6/19/2013	1,105,692	1,110,353	(4,661)
Euro	RBS	53,248	6/19/2013	69,000	68,289	711
Euro	BOA	555,236	6/19/2013	555,236	552,479	(2,757)
Hungarian Forint	MSC	289,694,728	6/19/2013	1,220,178	1,209,795	10,383
Hungarian Forint	HSBC	60,897,000	6/19/2013	259,890	254,312	5,578
Hungarian Forint	BOA	258,047,032	6/19/2013	1,080,560	1,082,331	(1,771)
Indian Rupee	SB	38,887,200	4/2/2013	716,504	714,760	1,744
Indian Rupee	JPM	14,289,750	4/12/2013	261,000	262,110	(1,110)
Indian Rupee	UBS	35,255,552	4/2/2013	647,499	648,009	(510)
Indian Rupee	CSFB	68,158,408	4/2/2013	1,252,269	1,252,775	(506)
Indian Rupee	DB	106,100,227	4/2/2013	1,951,931	1,950,158	1,773
Indonesian Rupiah	UBS	5,427,094,801	4/30/2013	554,000	556,359	(2,359)
Israeli Shekel	JPM	2,023,026	6/19/2013	554,000	555,199	(1,199)
Japanese Yen	SSB	2,512,998	4/2/2013	26,695	26,696	(1)
Japanese Yen	BOA	30,185,962	3/29/2013 - 4/1/2013	319,502	320,667	(1,165)
Japanese Yen	SSB	49,509,980	6/19/2013	520,000	526,347	(6,347)
Japanese Yen	BB	30,732,460	6/19/2013	319,000	326,721	(7,721)
Japanese Yen	UBS	26,239,379	6/19/2013	277,000	278,954	(1,954)
Japanese Yen	RBS	70,115,955	6/19/2013	730,435	745,411	(14,976)
Japanese Yen	DB	25,142,652	6/19/2013	261,000	267,295	(6,295)
Malaysian Ringgit	UBS	1,624,478	4/8/2013	521,000	524,301	(3,301)
Mexican Peso	MSC	3,444,534	6/19/2013	277,000	276,775	225
Mexican Peso	SSB	27,601,144	6/19/2013	2,215,895	2,217,808	(1,913)
Mexican Peso	SSB	482,232	4/1/2013 - 4/2/2013	39,081	39,042	39
Mexican Peso	JPM	17,479,309	6/27/2013	1,326,049	1,403,541	(77,492)
Mexican Peso	HSBC	47,218,262	4/4/2013 - 6/19/2013	3,691,068	3,816,713	(125,645)
Mexican Peso	CSFB	6,921,011	6/19/2013	554,000	556,117	(2,117)
Mexican Peso	BOA	6,922,080	6/19/2013	554,000	556,203	(2,203)
New Taiwan Dollar	CITI	15,504,960	4/8/2013	521,000	518,667	2,333
Philippines Peso	DB	45,224,031	5/2/2013	1,107,000	1,109,792	(2,792)
Polish Zloty	BNP	2,713,391	6/19/2013	833,980	828,754	5,226
Polish Zloty	BOA	1,814,639	6/19/2013	555,236	557,151	(1,915)
Polish Zloty	DB	1,804,826	6/19/2013	553,947	551,250	2,697
Russian Ruble	CSFB	76,266,686	4/4/2013 - 4/29/2013	2,458,652	2,444,662	13,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales - continued
Russian Ruble	UBS	47,386,280	4/1/2013 - 4/29/2013	1,527,465	1,519,546	7,919
Russian Ruble	DB	60,920,612	4/1/2013	1,964,851	1,958,878	5,973
Russian Ruble	JPM	84,669,280	3/29/2013 - 4/8/2013	2,737,972	2,722,067	15,905
Russian Ruble	MSC	6,356,778	4/8/2013	205,365	204,040	1,325
Russian Ruble	CITI	79,536,356	4/8/2013 - 5/8/2013	$2,555,027	$2,544,960	$10,067
Singapore Dollar	CITI	1,297,617	6/19/2013	1,039,224	1,046,701	(7,477)
South African Rand	BB	2,360,852	6/19/2013	260,000	254,161	5,839
South African Rand	MSC	4,876,315	6/19/2013	522,000	524,966	(2,966)
South Korean Won	UBS	1,236,416,093	5/2/2013	1,108,000	1,111,285	(3,285)
South Korean Won	DB	1,710,469,050	4/5/2013 - 4/15/2013	1,563,000	1,537,102	25,898
South Korean Won	BB	599,587,358	4/5/2013	541,388	538,842	2,546
South Korean Won	HSBC	616,982,100	4/30/2013	553,000	554,265	(1,265)
Swedish Krona	BOA	2,886,714	4/2/2013 - 4/3/2013	442,698	442,982	(284)
Swedish Krona	SSB	360,272	4/4/2013	55,267	55,286	(19)
Turkish Lira	DB	2,526,714	9/27/2013	1,342,283	1,363,970	(21,687)
Turkish Lira	RBS	3,089,795	6/19/2013	1,682,000	1,690,136	(8,136)
Turkish Lira	JPM	3,056,839	6/19/2013	1,671,650	1,672,109	(459)
Total Sales				$78,134,243	$78,321,624	($187,381)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($239,495)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$34,864,326	$202,940,269	$63,996,086	173,808,509	$173,808,509	$169,774
Cash Management Trust- Short Term Investment	25,452,748	109,025,109	105,637,081	28,840,776	28,840,776	6,142
Total Value and Income Earned	60,317,074				202,649,285	175,916

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (97.3%)	Value
Consumer Discretionary (10.9%)
708	Amazon.com, Inc.[a]	$188,675
1,865	Bed Bath & Beyond, Inc.[a]	120,143
5,522	Lowe’s Companies, Inc.	209,394
2,854	NIKE, Inc.	168,415
222	Priceline.com, Inc.[a]	152,720
1,340	Ross Stores, Inc.	81,231
4,562	Starbucks Corporation	259,852

	Total	1,180,430

Consumer Staples (11.5%)
7,145	Coca-Cola Company	288,944
2,739	Costco Wholesale Corporation	290,635
8,445	CVS Caremark Corporation	464,390
2,480	PepsiCo, Inc.	196,193

	Total	1,240,162

Energy (9.1%)
5,452	Cameron International Corporation[a]	355,470
4,443	Noble Corporation	169,501
6,280	QEP Resources, Inc.	199,955
8,761	Suncor Energy, Inc. ADR	262,918

	Total	987,844

Financials (13.1%)
2,434	Aflac, Inc.	126,617
5,515	American Express Company	372,042
1,770	Aon plc	108,855
1,605	IntercontinentalExchange, Inc.[a]	261,727
4,783	SunTrust Banks, Inc.	137,798
2,515	T. Rowe Price Group, Inc.	188,298
6,188	Wells Fargo & Company	228,894

	Total	1,424,231

Health Care (15.2%)
3,146	Allergan, Inc.	351,188
957	Cerner Corporation[a]	90,676
2,259	CIGNA Corporation	140,894
691	DaVita HealthCare Partners, Inc.[a]	81,946
1,925	Edwards Lifesciences Corporation[a]	158,158
954	Express Scripts Holding Company[a]	54,998
7,245	Gilead Sciences, Inc.[a]	354,498
1,579	Novartis AG ADR	112,488
1,613	Perrigo Company	191,511
1,555	Varian Medical Systems, Inc.[a]	111,960

	Total	1,648,317

Industrials (8.2%)
1,413	3M Company	150,216
2,690	B/E Aerospace, Inc.[a]	162,180
1,824	C.H. Robinson Worldwide, Inc.	108,455
4,866	Danaher Corporation	302,422
1,703	Eaton Corporation plc	104,309
1,082	Fastenal Company	55,561

	Total	883,143

Information Technology (25.7%)
863	Apple, Inc.	381,989
2,470	Cognizant Technology Solutions Corporation[a]	189,227
2,082	eBay, Inc.[a]	112,886
505	Google, Inc.[a]	400,985

Shares	Common Stock (97.3%)	Value
Information Technology (25.7%) - continued
1,574	Informatica Corporation[a]	$54,256
1,439	International Business Machines Corporation	306,939
3,685	Intuit, Inc.	241,920
6,920	Juniper Networks, Inc.[a]	128,297
13,556	Microsoft Corporation	387,837
6,176	QUALCOMM, Inc.	413,483
4,562	Texas Instruments, Inc.	161,860

	Total	2,779,679

Materials (3.6%)
4,866	Ecolab, Inc.	390,156

	Total	390,156

	Total Common Stock (cost $8,796,652)	10,533,962

Shares or Principal Amount	Short-Term Investments (2.2%)	Value
240,433	Thrivent Cash Management Trust	240,433

	Total Short-Term Investments (at amortized cost)	240,433

	Total Investments (cost $9,037,085) 99.5%	$10,774,395

	Other Assets and Liabilities, Net 0.5%	58,989

	Total Net Assets 100.0%	$10,833,384

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,835,854
Gross unrealized depreciation	(98,544)

Net unrealized appreciation (depreciation)	$1,737,310

Cost for federal income tax purposes	$9,037,085

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Partner Socially Responsible Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,180,430	1,180,430	–	–
Consumer Staples	1,240,162	1,240,162	–	–
Energy	987,844	987,844	–	–
Financials	1,424,231	1,424,231	–	–
Health Care	1,648,317	1,648,317	–	–
Industrials	883,143	883,143	–	–
Information Technology	2,779,679	2,779,679	–	–
Materials	390,156	390,156	–	–
Short-Term Investments	240,433	240,433	–	–

Total	$10,774,395	$10,774,395	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Socially Responsible Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Short Term Investment	$208,392	$1,082,891	$1,050,850	240,433	$240,433	$105
Total Value and Income Earned	208,392				240,433	105

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Partner All Cap Growth Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.5%)	Value
Consumer Discretionary (18.0%)
1,380	Amazon.com, Inc.[a]	$367,756
2,250	DIRECTV[a]	127,373
2,150	Expedia, Inc.	129,021
2,050	Gap, Inc.	72,570
1,450	Home Depot, Inc.	101,181
2,300	Las Vegas Sands Corporation	129,605
900	Lululemon Athletica, Inc.[a]	56,115
3,475	Michael Kors Holdings, Ltd.[a]	197,345
1,200	NIKE, Inc.	70,812
75	NVR, Inc.[a]	81,008
800	Polaris Industries, Inc.	73,992
300	Priceline.com, Inc.[a]	206,379
2,600	Scripps Networks Interactive	167,284
4,855	Starbucks Corporation	276,541
2,950	TJX Companies, Inc.	137,912
2,500	TripAdvisor, Inc.[a]	131,300
1,575	Williams-Sonoma, Inc.	81,144

	Total	2,407,338

Consumer Staples (5.3%)
1,250	Anheuser-Busch InBev NV ADR	124,437
2,050	Coca-Cola Company	82,902
5,500	Companhia de Bebidas das Americas ADR	232,815
925	Costco Wholesale Corporation	98,152
1,700	Hain Celestial Group, Inc.[a]	103,836
775	Philip Morris International, Inc.	71,850

	Total	713,992

Energy (7.0%)
2,050	Cameron International Corporation[a]	133,660
1,225	Continental Resources, Inc.[a]	106,489
1,675	EOG Resources, Inc.	214,517
1,900	National Oilwell Varco, Inc.	134,425
2,975	Rowan Companies plc[a]	105,196
3,325	Schlumberger, Ltd.	249,010

	Total	943,297

Financials (5.1%)
2,100	American Express Company	141,666
750	Franklin Resources, Inc.	113,107
620	IntercontinentalExchange, Inc.[a]	101,103
2,250	Lazard, Ltd.	76,793
1,425	Raymond James Financial, Inc.	65,693
2,400	T. Rowe Price Group, Inc.	179,688

	Total	678,050

Health Care (12.7%)
900	Celgene Corporation[a]	104,319
2,925	Cerner Corporation[a]	277,144
8,825	Gilead Sciences, Inc.[a]	431,807
250	Intuitive Surgical, Inc.[a]	122,798
1,275	Jazz Pharmaceuticals, Inc.[a]	71,285
2,450	Mylan, Inc.[a]	70,903
1,950	Novo Nordisk AS ADR	314,925
500	Regeneron Pharmaceuticals, Inc.[a]	88,200
1,875	ResMed, Inc.	86,925
1,825	Varian Medical Systems, Inc.[a]	131,400

	Total	1,699,706

Industrials (12.4%)
7,075	ABB, Ltd. ADR[a]	161,027
1,775	AGCO Corporation	92,513

Shares	Common Stock (98.5%)	Value
Industrials (12.4%) - continued
325	Allegiant Travel Company	$28,853
1,200	Caterpillar, Inc.	104,364
1,700	Chicago Bridge and Iron Company	105,570
2,850	Dover Corporation	207,708
4,775	Eaton Corporation plc	292,469
425	Flowserve Corporation	71,277
1,275	Fluor Corporation	84,571
1,300	Jacobs Engineering Group, Inc.[a]	73,112
600	Kansas City Southern	66,540
1,775	MSC Industrial Direct Company, Inc.	152,259
1,050	Rockwell Automation, Inc.	90,667
475	Union Pacific Corporation	67,645
725	United Technologies Corporation	67,737

	Total	1,666,312

Information Technology (36.7%)
3,950	Accenture plc	300,081
1,170	Apple, Inc.	517,877
3,150	Aruba Networks, Inc.[a]	77,931
3,925	Cognizant Technology Solutions Corporation[a]	300,694
1,625	CommVault Systems, Inc.[a]	133,218
5,225	eBay, Inc.[a]	283,299
8,175	Facebook, Inc.[a]	209,117
1,325	FleetCor Technologies, Inc.[a]	101,588
772	Google, Inc.[a]	612,991
1,525	Intuit, Inc.	100,116
650	LinkedIn Corporation[a]	114,439
775	MasterCard, Inc.	419,376
6,150	Oracle Corporation	198,891
1,200	Palo Alto Networks, Inc.[a]	67,920
8,200	QUALCOMM, Inc.	548,990
1,350	Salesforce.com, Inc.[a]	241,421
2,650	SanDisk Corporation[a]	145,750
3,250	SAP AG ADR	261,755
3,100	Solarwinds, Inc.[a]	183,210
5,500	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	94,545

	Total	4,913,209

Materials (1.3%)
1,025	Eastman Chemical Company	71,617
1,150	Rock-Tenn Company	106,708

	Total	178,325

	Total Common Stock (cost $10,510,529)	13,200,229

Shares or Principal Amount	Short-Term Investments (1.0%)	Value
138,219	Thrivent Cash Management Trust	138,219

	Total Short-Term Investments (at amortized cost)	138,219

	Total Investments (cost $10,648,748) 99.5%	$13,338,448

	Other Assets and Liabilities, Net 0.5%	72,018

	Total Net Assets 100.0%	$13,410,466

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Partner All Cap Growth Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,779,012
Gross unrealized depreciation	(89,312)

Net unrealized appreciation (depreciation)	$2,689,700

Cost for federal income tax purposes	$10,648,748

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Partner All Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,407,338	2,407,338	–	–
Consumer Staples	713,992	713,992	–	–
Energy	943,297	943,297	–	–
Financials	678,050	678,050	–	–
Health Care	1,699,706	1,699,706	–	–
Industrials	1,666,312	1,666,312	–	–
Information Technology	4,913,209	4,913,209	–	–
Materials	178,325	178,325	–	–
Short-Term Investments	138,219	138,219	–	–

Total	$13,338,448	$13,338,448	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Short Term Investment	$29,412	$1,272,901	$1,164,094	138,219	$138,219	$45
Total Value and Income Earned	29,412				138,219	45

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Partner All Cap Value Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (93.7%)	Value
Consumer Discretionary (8.0%)
4,430	Lowe’s Companies, Inc.	$167,985
500	McDonald’s Corporation	49,845
11,620	MGM Resorts International[a]	152,803
6,440	Newell Rubbermaid, Inc.	168,084

	Total	538,717

Consumer Staples (8.6%)
640	Kraft Foods Group, Inc.	32,979
2,040	Molson Coors Brewing Company	99,817
7,280	Tyson Foods, Inc.	180,690
5,560	Walgreen Company	265,101

	Total	578,587

Energy (11.8%)
970	Apache Corporation	74,845
2,440	Baker Hughes, Inc.	113,240
2,010	BP plc ADR	85,124
2,230	Chevron Corporation	264,969
1,320	Devon Energy Corporation	74,474
720	Enbridge, Inc.	33,509
880	Kinder Morgan, Inc.	34,038
3,650	Laredo Petroleum Holdings, Inc.[a]	66,759
1,620	Suncor Energy, Inc. ADR	48,616

	Total	795,574

Financials (29.0%)
1,990	ACE, Ltd.	177,050
10,930	Bank of America Corporation	133,127
200	BlackRock, Inc.	51,376
3,540	Brown & Brown, Inc.	113,422
3,540	Citigroup, Inc.	156,610
1,620	Goldman Sachs Group, Inc.	238,383
3,060	J.P. Morgan Chase & Company	145,228
1,790	M&T Bank Corporation	184,656
5,900	Marsh & McLennan Companies, Inc.	224,023
3,100	Northern Trust Corporation	169,136
5,450	SunTrust Banks, Inc.	157,014
5,550	Wells Fargo & Company	205,295

	Total	1,955,320

Health Care (8.5%)
180	Amgen, Inc.	18,452
1,710	Baxter International, Inc.	124,214
1,980	Humana, Inc.	136,838
5,040	Merck & Company, Inc.	222,919
480	Novartis AG ADR	34,195
590	Roche Holding AG ADR	34,574

	Total	571,192

Industrials (12.7%)
1,400	AGCO Corporation	72,968
160	FedEx Corporation	15,712
2,060	Honeywell International, Inc.	155,221
1,530	Huntington Ingalls Industries, Inc.	81,595
480	Knight Transportation, Inc.	7,728
150	Landstar System, Inc.	8,564
8,050	Quanta Services, Inc.[a]	230,069
5,540	United Continental Holdings, Inc.[a]	177,335
1,490	WESCO International, Inc.[a]	108,189

	Total	857,381

Shares	Common Stock (93.7%)	Value
Information Technology (5.7%)
230	Apple, Inc.	$101,805
5,060	Micron Technology, Inc.[a]	50,499
2,180	SanDisk Corporation[a]	119,900
2,980	Xilinx, Inc.	113,746

	Total	385,950

Materials (3.7%)
2,080	Celanese Corporation	91,624
2,670	Mosaic Company	159,159

	Total	250,783

Telecommunications Services (3.1%)
2,220	Telefonica SA ADR	29,992
3,560	Verizon Communications, Inc.	174,974

	Total	204,966

Utilities (2.6%)
3,330	SCANA Corporation	170,363

	Total	170,363

	Total Common Stock (cost $5,745,322)	6,308,833

Shares or Principal Amount	Short-Term Investments (4.5%)	Value
304,664	Thrivent Cash Management Trust	304,664

	Total Short-Term Investments (at amortized cost)	304,664

	Total Investments (cost $6,049,986) 98.2%	$6,613,497

	Other Assets and Liabilities, Net 1.8%	124,211

	Total Net Assets 100.0%	$6,737,708

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$706,581
Gross unrealized depreciation	(143,070)

Net unrealized appreciation (depreciation)	$563,511

Cost for federal income tax purposes	$6,049,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Partner All Cap Value Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Partner All Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	538,717	538,717	–	–
Consumer Staples	578,587	578,587	–	–
Energy	795,574	795,574	–	–
Financials	1,955,320	1,955,320	–	–
Health Care	571,192	571,192	–	–
Industrials	857,381	857,381	–	–
Information Technology	385,950	385,950	–	–
Materials	250,783	250,783	–	–
Telecommunications Services	204,966	204,966	–	–
Utilities	170,363	170,363	–	–
Short-Term Investments	304,664	304,664	–	–

Total	$6,613,497	$6,613,497	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Short Term Investment	$84,784	$1,698,928	$1,479,048	304,664	$304,664	$37
Total Value and Income Earned	84,784				304,664	37

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Partner All Cap Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.7%)	Value
Consumer Discretionary (11.5%)
2,790	Amazon.com, Inc.[a]	$743,507
6,820	Coach, Inc.	340,932
18,500	Comcast Corporation	777,185
11,250	Gap, Inc.	398,250
11,600	Home Depot, Inc.	809,448
6,810	Las Vegas Sands Corporation	383,743
21,980	News Corporation	670,830
30,110	Staples, Inc.[b]	404,377
8,200	Starbucks Corporation	467,072
4,660	Time Warner Cable, Inc.	447,640
6,830	Viacom, Inc.	420,523
6,490	Yum! Brands, Inc.	466,891

	Total	6,330,398

Consumer Staples (10.7%)
3,350	Constellation Brands, Inc.[a]	159,594
29,560	CVS Caremark Corporation	1,625,504
7,990	Estee Lauder Companies, Inc.	511,600
7,750	Kraft Foods Group, Inc.	399,357
12,370	PepsiCo, Inc.	978,591
3,540	Philip Morris International, Inc.	328,193
14,710	Procter & Gamble Company	1,133,553
9,980	Wal-Mart Stores, Inc.	746,803

	Total	5,883,195

Energy (10.8%)
5,240	Apache Corporation	404,318
4,054	Ensco plc	243,240
10,550	EQT Corporation	714,763
20,120	Exxon Mobil Corporation	1,813,013
4,510	Marathon Petroleum Corporation	404,096
9,460	Occidental Petroleum Corporation	741,380
6,300	Phillips 66	440,811
15,900	Schlumberger, Ltd.	1,190,751

	Total	5,952,372

Financials (15.5%)
7,650	American Tower Corporation	588,438
7,470	Ameriprise Financial, Inc.	550,165
10,450	Berkshire Hathaway, Inc.[a]	1,088,890
13,140	Capital One Financial Corporation	722,043
23,840	Citigroup, Inc.	1,054,682
2,350	IntercontinentalExchange, Inc.[a]	383,215
29,200	Invesco, Ltd.	845,632
28,040	J.P. Morgan Chase & Company	1,330,778
3,990	M&T Bank Corporation	411,608
12,340	PNC Financial Services Group, Inc.	820,610
50,630	Regions Financial Corporation	414,660
8,650	Wells Fargo & Company	319,963

	Total	8,530,684

Health Care (12.5%)
15,890	AbbVie, Inc.	647,994
3,750	Alexion Pharmaceuticals, Inc.[a]	345,525
3,650	Allergan, Inc.	407,449
3,070	Biogen Idec, Inc.[a]	592,234
7,890	Express Scripts Holding Company[a]	454,858
15,090	Gilead Sciences, Inc.[a]	738,354
12,420	HCA Holdings, Inc.	504,625
7,260	Hologic, Inc.[a]	164,076

Shares	Common Stock (98.7%)	Value
Health Care (12.5%) - continued
4,860	Onyx Pharmaceuticals, Inc.[a]	$431,860
47,105	Pfizer, Inc.	1,359,450
3,920	Thermo Fisher Scientific, Inc.	299,841
8,163	Valeant Pharmaceuticals International, Inc.[a]	612,388
22,000	Warner Chilcott plc	298,100

	Total	6,856,754

Industrials (10.1%)
6,420	Boeing Company	551,157
3,950	Cummins, Inc.	457,449
10,060	Danaher Corporation	625,229
8,000	Eaton Corporation plc	490,000
4,850	FedEx Corporation	476,270
930	Flowserve Corporation	155,970
29,930	General Electric Company	691,982
7,100	Ingersoll-Rand plc	390,571
2,230	Precision Castparts Corporation	422,853
3,740	Union Pacific Corporation	532,613
7,920	United Technologies Corporation	739,966

	Total	5,534,060

Information Technology (18.1%)
5,900	Accenture plc	448,223
6,910	Adobe Systems, Inc.[a]	300,654
8,030	ADTRAN, Inc.[b]	157,790
6,350	Altera Corporation	225,234
3,410	Apple, Inc.	1,509,368
22,590	Atmel Corporation[a]	157,226
7,940	eBay, Inc.[a]	430,507
10,460	Fidelity National Information Services, Inc.	414,425
3,940	FleetCor Technologies, Inc.[a]	302,080
940	Google, Inc.[a]	746,388
25,200	Intel Corporation	550,620
24,130	Juniper Networks, Inc.[a]	447,370
1,170	MasterCard, Inc.	633,122
6,090	Maxim Integrated Products, Inc.	198,839
42,670	Microsoft Corporation	1,220,789
24,240	Oracle Corporation	783,922
8,810	QUALCOMM, Inc.	589,830
4,910	Sourcefire, Inc.[a]	290,819
11,850	Symantec Corporation[a]	292,458
9,100	Total System Services, Inc.	225,498

	Total	9,925,162

Materials (3.3%)
6,540	Albemarle Corporation	408,881
2,900	Compass Minerals International, Inc.	228,810
6,600	LyondellBasell Industries NV	417,714
2,890	PPG Industries, Inc.	387,087
3,180	Praxair, Inc.	354,697

	Total	1,797,189

Telecommunications Services (2.9%)
4,902	AT&T, Inc.	179,854
2,429	CenturyLink, Inc.	85,331
7,810	SBA Communications Corporation[a]	562,476
15,560	Verizon Communications, Inc.	764,774

	Total	1,592,435

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Partner All Cap Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (98.7%)	Value
Utilities (3.3%)
11,260	American Electric Power Company, Inc.	$547,574
2,740	Atmos Energy Corporation	116,970
6,220	Dominion Resources, Inc.	361,880
15,350	Edison International, Inc.	772,412

	Total	1,798,836

	Total Common Stock (cost $48,737,074)	54,201,085

Shares	Collateral Held for Securities Loaned (0.5%)	Value
292,285	Thrivent Cash Management Trust	292,285

	Total Collateral Held for Securities Loaned (cost $292,285)	292,285

Shares or Principal Amount	Short-Term Investments (0.8%)	Value
443,241	Thrivent Cash Management Trust	443,241

	Total Short-Term Investments (at amortized cost)	443,241

	Total Investments (cost $49,472,600) 100.0%	$54,936,611

	Other Assets and Liabilities, Net (<0.1%)	(11,951)

	Total Net Assets 100.0%	$54,924,660

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$6,042,216
Gross unrealized depreciation	(578,205)

Net unrealized appreciation (depreciation)	$5,464,011

Cost for federal income tax purposes	$49,472,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Partner All Cap Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	6,330,398	6,330,398	–	–
Consumer Staples	5,883,195	5,883,195	–	–
Energy	5,952,372	5,952,372	–	–
Financials	8,530,684	8,530,684	–	–
Health Care	6,856,754	6,856,754	–	–
Industrials	5,534,060	5,534,060	–	–
Information Technology	9,925,162	9,925,162	–	–
Materials	1,797,189	1,797,189	–	–
Telecommunications Services	1,592,435	1,592,435	–	–
Utilities	1,798,836	1,798,836	–	–
Collateral Held for Securities Loaned	292,285	292,285	–	–
Short-Term Investments	443,241	443,241	–	–

Total	$54,936,611	$54,936,611	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$831,150	$2,469,898	$3,008,763	292,285	$292,285	$401
Cash Management Trust- Short Term Investment	217,180	4,383,700	4,157,639	443,241	443,241	139
Total Value and Income Earned	1,048,330				735,526	540

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Large Cap Growth Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (96.9%)	Value
Consumer Discretionary (17.3%)
103,054	Amazon.com, Inc.[a]	$27,462,860
51,800	AutoZone, Inc.[a]	20,552,686
740,059	Comcast Corporation	31,089,879
261,000	Home Depot, Inc.	18,212,580
427,950	Las Vegas Sands Corporation	24,114,983
381,300	NIKE, Inc.	22,500,513
454,900	Sally Beauty Holdings, Inc.[a]	13,364,962

	Total	157,298,463

Consumer Staples (5.5%)
166,275	British American Tobacco plc ADR[b]	17,799,739
124,800	Nestle SA	9,032,352
294,600	Procter & Gamble Company	22,701,876

	Total	49,533,967

Energy (8.6%)
140,400	Consol Energy, Inc.	4,724,460
127,900	EOG Resources, Inc.	16,380,153
321,400	Marathon Oil Corporation	10,837,608
281,619	Schlumberger, Ltd.	21,090,447
2,087,201	Weatherford International, Ltd.[a]	25,338,620

	Total	78,371,288

Financials (4.8%)
274,977	Citigroup, Inc.	12,164,982
22,277	CME Group, Inc.	1,367,585
221,339	J.P. Morgan Chase & Company	10,504,749
537,105	Wells Fargo & Company	19,867,514

	Total	43,904,830

Health Care (13.6%)
123,800	Amgen, Inc.	12,690,738
407,100	Covidien plc	27,617,664
539,700	Express Scripts Holding Company[a]	31,113,705
692,700	Gilead Sciences, Inc.[a]	33,893,811
195,000	Shire Pharmaceuticals Group plc ADR	17,815,200

	Total	123,131,118

Industrials (11.3%)
173,550	ADT Corporation	8,493,537
357,500	Honeywell International, Inc.	26,937,625
527,800	Jacobs Engineering Group, Inc.[a]	29,683,472
133,600	Union Pacific Corporation	19,025,976
200,100	United Technologies Corporation	18,695,343

	Total	102,835,953

Information Technology (34.2%)
156,351	Apple, Inc.	69,205,643
357,000	Citrix Systems, Inc.[a]	25,761,120
515,504	eBay, Inc.[a]	27,950,627
65,739	Google, Inc.[a]	52,198,738
34,685	MasterCard, Inc.	18,769,094
346,702	NetApp, Inc.[a]	11,843,340
759,524	Oracle Corporation	24,563,006
560,250	QUALCOMM, Inc.	37,508,738
316,300	Texas Instruments, Inc.	11,222,324
119,500	Visa, Inc.	20,295,880
150,600	VMware, Inc.[a]	11,879,328

	Total	311,197,838

Shares	Common Stock (96.9%)	Value
Materials (1.6%)
87,300	Monsanto Company	$9,221,499
43,454	Southern Copper Corporation	1,632,567
142,100	Teck Resources, Ltd.[b]	4,001,536

	Total	14,855,602

	Total Common Stock (cost $750,955,970)	881,129,059

Shares	Collateral Held for Securities Loaned (1.0%)	Value
9,441,600	Thrivent Cash Management Trust	9,441,600

	Total Collateral Held for Securities Loaned (cost $9,441,600)	9,441,600

Shares or Principal Amount	Short-Term Investments (2.9%)	Value
25,961,301	Thrivent Cash Management Trust	25,961,301

	Total Short-Term Investments (at amortized cost)	25,961,301

	Total Investments (cost $786,358,871) 100.8%	$916,531,960

	Other Assets and Liabilities, Net (0.8%)	(7,546,301)

	Total Net Assets 100.0%	$908,985,659

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$140,894,800
Gross unrealized depreciation	(10,721,711)

Net unrealized appreciation (depreciation)	$130,173,089

Cost for federal income tax purposes	$786,358,871

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Large Cap Growth Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	157,298,463	157,298,463	–	–
Consumer Staples	49,533,967	40,501,615	9,032,352	–
Energy	78,371,288	78,371,288	–	–
Financials	43,904,830	43,904,830	–	–
Health Care	123,131,118	123,131,118	–	–
Industrials	102,835,953	102,835,953	–	–
Information Technology	311,197,838	311,197,838	–	–
Materials	14,855,602	14,855,602	–	–
Collateral Held for Securities Loaned	9,441,600	9,441,600	–	–
Short-Term Investments	25,961,301	25,961,301	–	–

Total	$916,531,960	$907,499,608	$9,032,352	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$–	$34,213,425	$24,771,825	9,441,600	$9,441,600	$1,091
Cash Management Trust- Short Term Investment	30,218,206	29,124,677	33,381,582	25,961,301	25,961,301	6,416
Total Value and Income Earned	30,218,206				35,402,901	7,507

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Partner Growth Stock Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (99.2%)	Value
Consumer Discretionary (24.4%)
10,400	Amazon.com, Inc.[a]	$2,771,496
1,400	AutoZone, Inc.[a]	555,478
10,100	CarMax, Inc.[a]	421,170
7,922	Carnival plc	276,956
1,800	Charter Communications, Inc.[a]	187,524
1,700	Chipotle Mexican Grill, Inc.[a]	553,979
12,600	D.R. Horton, Inc.	306,180
800	Discovery Communications, Inc., Class Aa	62,992
3,000	Discovery Communications, Inc., Class Ca	208,620
3,400	Dollar Tree, Inc.[a]	164,662
3,900	Fossil, Inc.[a]	376,740
3,900	Harley-Davidson, Inc.	207,870
13,900	Home Depot, Inc.	969,942
11,700	Las Vegas Sands Corporation	659,295
7,400	Lennar Corporation[b]	306,952
8,600	Lowe’s Companies, Inc.	326,112
4,300	Lululemon Athletica, Inc.[a,b]	268,105
6,433	Marriott International, Inc.	271,666
4,700	MGM Resorts International[a]	61,805
1,900	Netflix, Inc.[a]	359,879
6,100	News Corporation	186,172
6,000	NIKE, Inc.	354,060
25,100	Prada Holding SPA	256,124
2,000	Priceline.com, Inc.[a]	1,375,860
1,800	PVH Corporation	192,258
1,200	Ralph Lauren Corporation	203,172
4,900	Ross Stores, Inc.	297,038
4,100	Sherwin-Williams Company	692,449
13,200	Starbucks Corporation	751,872
7,000	Starwood Hotels & Resorts Worldwide, Inc.	446,110
2,300	Tractor Supply Company	239,499
5,300	TripAdvisor, Inc.[a]	278,356
7,000	Walt Disney Company	397,600
1,400	Yum! Brands, Inc.	100,716

	Total	15,088,709

Consumer Staples (6.5%)
2,681	Anheuser-Busch InBev NV	266,539
8,900	Coca-Cola Company	359,916
2,700	Colgate-Palmolive Company	318,681
4,400	Costco Wholesale Corporation	466,884
12,800	CVS Caremark Corporation	703,872
1,400	Green Mountain Coffee Roasters, Inc.[a,b]	79,464
4,100	Monster Beverage Corporation[a]	195,734
3,972	Nestle SA	287,472
1,617	Pernod-Ricard SA	201,540
3,300	Philip Morris International, Inc.	305,943
5,000	Procter & Gamble Company	385,300
5,200	Whole Foods Market, Inc.	451,100

	Total	4,022,445

Energy (5.9%)
1,800	Cabot Oil & Gas Corporation	121,698
2,100	Cimarex Energy Company	158,424
3,500	EOG Resources, Inc.	448,245
4,300	EQT Corporation	291,325
7,800	FMC Technologies, Inc.[a]	424,242
5,700	Phillips 66	398,829
3,000	Pioneer Natural Resources Company	372,750

Shares	Common Stock (99.2%)	Value
Energy (5.9%) - continued
7,200	Range Resources Corporation	$583,488
5,700	Schlumberger, Ltd.	426,873
10,600	Williams Companies, Inc.	397,076

	Total	3,622,950

Financials (6.2%)
11,900	American Express Company	802,774
16,800	American Tower Corporation	1,292,256
4,200	Franklin Resources, Inc.	633,402
1,400	IntercontinentalExchange, Inc.[a]	228,298
17,600	Invesco, Ltd.	509,696
3,800	J.P. Morgan Chase & Company	180,348
6,200	U.S. Bancorp	210,366

	Total	3,857,140

Health Care (11.7%)
4,000	Alexion Pharmaceuticals, Inc.[a]	368,560
3,200	Allergan, Inc.	357,216
3,100	Baxter International, Inc.	225,184
3,700	Biogen Idec, Inc.[a]	713,767
5,280	Catamaran Corporation[a]	279,998
4,400	Celgene Corporation[a]	510,004
3,300	Edwards Lifesciences Corporation[a]	271,128
2,200	Express Scripts Holding Company[a]	126,830
25,900	Gilead Sciences, Inc.[a]	1,267,287
4,500	HCA Holdings, Inc.	182,835
2,400	IDEXX Laboratories, Inc.[a]	221,736
7,100	McKesson Corporation	766,516
2,076	Novo Nordisk AS	334,614
1,800	Onyx Pharmaceuticals, Inc.[a]	159,948
2,100	Pharmacyclics, Inc.[a]	168,861
1,200	Regeneron Pharmaceuticals, Inc.[a]	211,680
4,300	Stryker Corporation	280,532
5,500	UnitedHealth Group, Inc.	314,655
6,100	Valeant Pharmaceuticals International, Inc.[a]	457,622
1,400	Zoetis, Inc.[a]	46,760

	Total	7,265,733

Industrials (12.3%)
2,800	Babcock & Wilcox Company	79,548
4,500	Boeing Company	386,325
23,500	Danaher Corporation	1,460,525
17,000	Fastenal Company	872,950
4,100	FedEx Corporation	402,620
1,800	IHS, Inc.[a]	188,496
4,400	JB Hunt Transport Services, Inc.	327,712
6,800	Kansas City Southern	754,120
5,500	Precision Castparts Corporation	1,042,910
5,000	Roper Industries, Inc.	636,550
4,000	Union Pacific Corporation	569,640
7,300	United Continental Holdings, Inc.[a]	233,673
5,500	United Parcel Service, Inc.	472,450
700	W.W. Grainger, Inc.	157,486

	Total	7,585,005

Information Technology (27.1%)
8,400	Accenture plc	638,148
6,700	Akamai Technologies, Inc.[a]	236,443
1,400	Alliance Data Systems Corporation[a]	226,646

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Partner Growth Stock Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (99.2%)	Value
Information Technology (27.1%) - continued
2,600	Apple, Inc.	$1,150,838
5,100	Autodesk, Inc.[a]	210,324
3,200	Baidu.com, Inc. ADR[a]	280,640
9,400	Broadcom Corporation	325,898
5,100	Cognizant Technology Solutions Corporation[a]	390,711
28,700	eBay, Inc.[a]	1,556,114
14,565	Facebook, Inc.[a]	372,573
2,500	Fiserv, Inc.[a]	219,575
4,200	Google, Inc.[a]	3,334,926
20,400	Juniper Networks, Inc.[a]	378,216
3,300	LinkedIn Corporation[a]	580,998
3,550	MasterCard, Inc.	1,921,012
1,000	NetSuite, Inc.[a]	80,060
7,200	Nuance Communications, Inc.[a,b]	145,296
22,000	QUALCOMM, Inc.	1,472,900
8,200	Red Hat, Inc.[a]	414,592
4,200	Salesforce.com, Inc.[a]	751,086
310	Samsung Electronics Company, Ltd.	422,539
4,200	Tencent Holdings, Ltd.	134,335
5,000	Trimble Navigation, Ltd.[a]	149,800
2,380	Twitter, Inc.[a,c,d]	38,984
7,900	Visa, Inc.	1,341,736

	Total	16,774,390

Materials (2.3%)
5,400	Ecolab, Inc.	432,972
8,900	Praxair, Inc.	992,706

	Total	1,425,678

Telecommunications Services (2.8%)
23,500	Crown Castle International Corporation[a]	1,636,540
1,600	SBA Communications Corporation[a]	115,232

	Total	1,751,772

	Total Common Stock (cost $38,838,317)	61,393,822

Shares	Preferred Stock (0.2%)	Value
Information Technology (0.2%)
4,432	LivingSocial.com, Convertible[a,c,d]	4,964
6	Twitter, Inc., Convertible, Series Aa,c,d	98
96	Twitter, Inc., Convertible, Series Ba,c,d	1,572
1,615	Twitter, Inc., Convertible, Series B, Restricted[a,c,d]	26,454
25	Twitter, Inc., Convertible, Series Ca,c,d	410
438	Twitter, Inc., Convertible, Series C, Restricted[a,c,d]	7,174
913	Twitter, Inc., Convertible, Series Da,c,d	14,955
292	Twitter, Inc., Convertible, Series Fa,c,d	4,783

Shares	Preferred Stock (0.2%)	Value
Information Technology (0.2%) - continued
3,855	Twitter, Inc., Convertible, Series G-2[a,c,d]	$63,145

	Total	123,555

	Total Preferred Stock (cost $150,380)	123,555

Shares	Collateral Held for Securities Loaned (1.2%)	Value
746,900	Thrivent Cash Management Trust	746,900

	Total Collateral Held for Securities Loaned (cost $746,900)	746,900

Shares or Principal Amount	Short-Term Investments (0.6%)	Value
384,107	Thrivent Cash Management Trust	384,107

	Total Short-Term Investments (at amortized cost)	384,107

	Total Investments (cost $40,119,704) 101.2%	$62,648,384

	Other Assets and Liabilities, Net (1.2%)	(727,050)

	Total Net Assets 100.0%	$61,921,334

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Growth Stock Portfolio owned as of March 28, 2013.

Security	Acquisition Date	Cost
LivingSocial.com, Convertible	11/18/2011	$34,082
Twitter, Inc.	9/13/2011	38,303
Twitter, Inc., Convertible, Series A	9/13/2011	97
Twitter, Inc., Convertible, Series B	9/13/2011	1,545
Twitter, Inc., Convertible, Series B, Restricted	3/30/2012	25,840
Twitter, Inc., Convertible, Series C	9/13/2011	402
Twitter, Inc., Convertible, Series C, Restricted	3/30/2012	7,008
Twitter, Inc., Convertible, Series D	9/13/2011	14,693
Twitter, Inc., Convertible, Series F	3/30/2012	4,672
Twitter, Inc., Convertible, Series G-2	7/28/2011	62,041

d	Security is fair valued.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Partner Growth Stock Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$22,764,578
Gross unrealized depreciation	(235,898)

Net unrealized appreciation (depreciation)	$22,528,680

Cost for federal income tax purposes	$40,119,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Partner Growth Stock Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	15,088,709	14,555,629	533,080	–
Consumer Staples	4,022,445	3,266,894	755,551	–
Energy	3,622,950	3,622,950	–	–
Financials	3,857,140	3,857,140	–	–
Health Care	7,265,733	6,931,119	334,614	–
Industrials	7,585,005	7,585,005	–	–
Information Technology	16,774,390	16,178,532	556,874	38,984
Materials	1,425,678	1,425,678	–	–
Telecommunications Services	1,751,772	1,751,772	–	–
Preferred Stock
Information Technology	123,555	–	–	123,555
Collateral Held for Securities Loaned	746,900	746,900	–	–
Short-Term Investments	384,107	384,107	–	–

Total	$62,648,384	$60,305,726	$2,180,119	$162,539

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$304,150	$2,101,450	$1,658,700	746,900	$746,900	$453
Cash Management Trust- Short Term Investment	1,259,587	2,468,716	3,344,196	384,107	384,107	170
Total Value and Income Earned	1,563,737				1,131,007	623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Large Cap Value Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (10.1%)
168,080	CBS Corporation	$7,847,655
359,840	Delphi Automotive plc	15,976,896
83,190	Harley-Davidson, Inc.	4,434,027
104,900	iShares Dow Jones US Home Construction Index Fund	2,506,061
762,000	Lowe’s Companies, Inc.	28,895,040
615,080	News Corporation	18,919,861
176,110	Time Warner Cable, Inc.	16,917,127

	Total	95,496,667

Consumer Staples (8.9%)
416,070	CVS Caremark Corporation	22,879,689
37,120	Diageo plc ADR	4,671,181
110,500	Kimberly-Clark Corporation	10,826,790
163,187	Kraft Foods Group, Inc.	8,409,026
489,572	Mondelez International, Inc.	14,985,799
124,109	Philip Morris International, Inc.	11,506,146
253,430	Unilever NV ADR	10,390,630

	Total	83,669,261

Energy (11.9%)
681,560	BP plc ADR	28,864,066
144,375	Chevron Corporation	17,154,637
107,069	EOG Resources, Inc.	13,712,327
262,450	EQT Corporation	17,780,988
803,851	Marathon Oil Corporation	27,105,856
95,350	Schlumberger, Ltd.	7,140,761

	Total	111,758,635

Financials (21.5%)
181,280	ACE, Ltd.	16,128,482
221,660	Allstate Corporation	10,876,856
2,602,590	Bank of America Corporation	31,699,546
905,850	Citigroup, Inc.	40,074,804
562,960	Invesco, Ltd.	16,303,322
703,520	MetLife, Inc.	26,747,830
763,360	Morgan Stanley	16,778,653
251,280	State Street Corporation	14,848,135
104,159	SVB Financial Group[a]	7,389,040
594,890	Wells Fargo & Company	22,004,981

	Total	202,851,649

Health Care (13.9%)
184,090	Baxter International, Inc.	13,372,298
313,790	Covidien plc	21,287,514
181,250	Eli Lilly and Company	10,293,187
970,400	Merck & Company, Inc.	42,920,792
593,540	Sanofi ADR	30,318,023
225,347	UnitedHealth Group, Inc.	12,892,102

	Total	131,083,916

Industrials (10.1%)
143,280	FedEx Corporation	14,070,096
424,120	General Electric Company	9,805,654
203,840	Honeywell International, Inc.	15,359,344
402,600	Jacobs Engineering Group, Inc.[a]	22,642,224
180,440	Pentair, Ltd.	9,518,210
254,834	United Technologies Corporation	23,809,141

	Total	95,204,669

Information Technology (10.6%)
1,106,090	Cisco Systems, Inc.	23,128,342
505,660	Microsoft Corporation	14,466,933
361,180	NetApp, Inc.[a]	12,337,909

Shares	Common Stock (96.7%)	Value
Information Technology (10.6%) - continued
432,280	Symantec Corporation[a]	$10,668,670
676,490	Texas Instruments, Inc.	24,001,865
396,550	Xilinx, Inc.	15,136,313

	Total	99,740,032

Materials (2.9%)
188,000	Celanese Corporation	8,281,400
282,980	Dow Chemical Company	9,010,083
210,540	Nucor Corporation	9,716,421

	Total	27,007,904

Telecommunications Services (1.8%)
348,414	Verizon Communications, Inc.[b]	17,124,548

	Total	17,124,548

Utilities (5.0%)
664,790	NiSource, Inc.	19,504,939
615,880	PG&E Corporation	27,425,136

	Total	46,930,075

	Total Common Stock (cost $741,712,225)	910,867,356

Shares	Collateral Held for Securities Loaned (0.8%)	Value
7,410,000	Thrivent Cash Management Trust	7,410,000

	Total Collateral Held for Securities Loaned (cost $7,410,000)	7,410,000

Shares or Principal Amount	Short-Term Investments (3.1%)	Value
29,056,865	Thrivent Cash Management Trust	29,056,865

	Total Short-Term Investments (at amortized cost)	29,056,865

	Total Investments (cost $778,179,090) 100.6%	$947,334,221

	Other Assets and Liabilities, Net (0.6%)	(5,999,791)

	Total Net Assets 100.0%	$941,334,430

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$172,467,909
Gross unrealized depreciation	(3,312,778)

Net unrealized appreciation (depreciation)	$169,155,131

Cost for federal income tax purposes	$778,179,090

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Large Cap Value Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	95,496,667	95,496,667	–	–
Consumer Staples	83,669,261	83,669,261	–	–
Energy	111,758,635	111,758,635	–	–
Financials	202,851,649	202,851,649	–	–
Health Care	131,083,916	131,083,916	–	–
Industrials	95,204,669	95,204,669	–	–
Information Technology	99,740,032	99,740,032	–	–
Materials	27,007,904	27,007,904	–	–
Telecommunications Services	17,124,548	17,124,548	–	–
Utilities	46,930,075	46,930,075	–	–
Collateral Held for Securities Loaned	7,410,000	7,410,000	–	–
Short-Term Investments	29,056,865	29,056,865	–	–

Total	$947,334,221	$947,334,221	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$9,489,875	$50,461,300	$52,541,175	7,410,000	$7,410,000	$3,324
Cash Management Trust- Short Term Investment	25,134,925	26,330,158	22,408,218	29,056,865	29,056,865	6,793
Total Value and Income Earned	34,624,800				36,466,865	10,117

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Large Cap Stock Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (90.4%)	Value
Consumer Discretionary (11.3%)
26,550	Amazon.com, Inc.[a]	$7,075,310
55,600	AutoZone, Inc.[a]	22,060,412
101,000	CBS Corporation	4,715,690
346,100	Comcast Corporation	14,539,661
121,200	Home Depot, Inc.	8,457,336
216,975	Las Vegas Sands Corporation	12,226,541
230,200	Sally Beauty Holdings, Inc.[a]	6,763,276

	Total	75,838,226

Consumer Staples (6.8%)
64,100	British American Tobacco plc ADR	6,861,905
208,400	Kimberly-Clark Corporation	20,419,032
239,900	Procter & Gamble Company	18,486,694

	Total	45,767,631

Energy (9.0%)
372,591	BP plc ADR	15,779,229
466,400	Marathon Oil Corporation	15,727,008
123,860	Schlumberger, Ltd.	9,275,875
1,637,200	Weatherford International, Ltd.[a]	19,875,608

	Total	60,657,720

Financials (14.1%)
118,800	ACE, Ltd.	10,569,636
282,574	Bank of America Corporation	3,441,752
594,150	Citigroup, Inc.	26,285,196
66,000	Goldman Sachs Group, Inc.	9,711,900
594,124	J.P. Morgan Chase & Company	28,197,125
443,380	Wells Fargo & Company	16,400,626

	Total	94,606,235

Health Care (14.3%)
78,220	Baxter International, Inc.	5,681,901
103,710	Covidien plc	7,035,686
371,000	Eli Lilly and Company	21,069,090
61,000	Express Scripts Holding Company[a]	3,516,650
222,400	Gilead Sciences, Inc.[a]	10,882,032
484,860	Merck & Company, Inc.	21,445,358
146,200	Sanofi ADR	7,467,896
110,600	Shire Pharmaceuticals Group plc ADR	10,104,416
155,630	UnitedHealth Group, Inc.	8,903,592

	Total	96,106,621

Industrials (11.7%)
26,800	ADT Corporation	1,311,592
143,400	FedEx Corporation	14,081,880
209,840	Honeywell International, Inc.	15,811,444
233,450	Jacobs Engineering Group, Inc.[a]	13,129,228
74,000	Union Pacific Corporation	10,538,340
253,630	United Technologies Corporation	23,696,651

	Total	78,569,135

Information Technology (19.0%)
68,524	Apple, Inc.	30,330,778
231,100	Cisco Systems, Inc.	4,832,301
117,900	Citrix Systems, Inc.[a]	8,507,664
70,800	eBay, Inc.[a]	3,838,776
20,921	Google, Inc.[a]	16,611,902
243,100	NetApp, Inc.[a]	8,304,296
444,560	Oracle Corporation	14,377,070
118,550	QUALCOMM, Inc.	7,936,923

Shares	Common Stock (90.4%)	Value
Information Technology (19.0%) - continued
213,100	Symantec Corporation[a]	$5,259,308
443,830	Texas Instruments, Inc.	15,747,088
62,300	VMware, Inc.[a]	4,914,224
182,070	Xilinx, Inc.	6,949,612

	Total	127,609,942

Materials (1.0%)
45,357	Southern Copper Corporation	1,704,063
192,100	Teck Resources, Ltd.	5,409,536

	Total	7,113,599

Utilities (3.2%)
745,280	NiSource, Inc.	21,866,515

	Total	21,866,515

	Total Common Stock (cost $532,713,421)	608,135,624

Shares or Principal Amount	Short-Term Investments (9.4%)	Value
	Federal Home Loan Bank
2,200,000	0.115%, 6/21/2013[b,c]	2,199,410
61,040,619	Thrivent Cash Management Trust	61,040,619

	Total Short-Term Investments (at amortized cost)	63,240,029

	Total Investments (cost $595,953,450) 99.8%	$671,375,653

	Other Assets and Liabilities, Net 0.2%	1,571,819

	Total Net Assets 100.0%	$672,947,472

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	At March 28, 2013, $2,199,410 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$81,066,658
Gross unrealized depreciation	(5,644,455)

Net unrealized appreciation (depreciation)	$75,422,203

Cost for federal income tax purposes	$595,953,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Large Cap Stock Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	75,838,226	75,838,226	–	–
Consumer Staples	45,767,631	45,767,631	–	–
Energy	60,657,720	60,657,720	–	–
Financials	94,606,235	94,606,235	–	–
Health Care	96,106,621	96,106,621	–	–
Industrials	78,569,135	78,569,135	–	–
Information Technology	127,609,942	127,609,942	–	–
Materials	7,113,599	7,113,599	–	–
Utilities	21,866,515	21,866,515	–	–
Short-Term Investments	63,240,029	61,040,619	2,199,410	–

Total	$671,375,653	$669,176,243	$2,199,410	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	342,396	342,396	–	–

Total Asset Derivatives	$342,396	$342,396	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	111	June 2013	$43,022,529	$43,364,925	$342,396
Total Futures Contracts					$342,396

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$–	$3,703,275	$3,703,275	–	$–	$36
Cash Management Trust- Short Term Investment	66,760,615	24,329,304	30,049,300	61,040,619	61,040,619	15,315
Total Value and Income Earned	66,760,615				61,040,619	15,351

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Large Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (99.1%)	Value
Consumer Discretionary (11.6%)
1,800	Abercrombie & Fitch Company	$83,160
8,500	Amazon.com, Inc.[a]	2,265,165
2,400	Apollo Group, Inc.[a]	41,736
1,000	AutoNation, Inc.[a]	43,750
900	AutoZone, Inc.[a]	357,093
5,300	Bed Bath & Beyond, Inc.[a]	341,426
6,225	Best Buy Company, Inc.	137,884
2,700	BorgWarner, Inc.[a]	208,818
5,100	Cablevision Systems Corporation	76,296
5,400	CarMax, Inc.[a]	225,180
10,400	Carnival Corporation	356,720
13,772	CBS Corporation	643,015
700	Chipotle Mexican Grill, Inc.[a]	228,109
6,600	Coach, Inc.	329,934
61,815	Comcast Corporation	2,596,848
6,500	D.R. Horton, Inc.	157,950
3,050	Darden Restaurants, Inc.	157,624
6,900	Delphi Automotive plc	306,360
13,400	DIRECTV[a]	758,574
5,700	Discovery Communications, Inc.[a]	448,818
7,100	Dollar General Corporation[a]	359,118
5,300	Dollar Tree, Inc.[a]	256,679
2,250	Expedia, Inc.	135,023
2,300	Family Dollar Stores, Inc.	135,815
91,711	Ford Motor Company	1,206,000
1,300	Fossil, Inc.[a]	125,580
5,300	Gannett Company, Inc.	115,911
6,962	Gap, Inc.	246,455
2,600	Garmin, Ltd.	85,904
3,600	Genuine Parts Company	280,800
5,700	Goodyear Tire & Rubber Company[a]	71,877
6,400	H&R Block, Inc.	188,288
5,300	Harley-Davidson, Inc.	282,490
1,600	Harman International Industries, Inc.	71,408
2,750	Hasbro, Inc.[b]	120,835
34,900	Home Depot, Inc.	2,435,322
6,200	International Game Technology	102,300
9,767	Interpublic Group of Companies, Inc.	127,264
3,400	J.C. Penney Company, Inc.[b]	51,374
16,000	Johnson Controls, Inc.	561,120
4,900	Kohl’s Corporation	226,037
5,604	L Brands, Inc.	250,275
3,300	Leggett & Platt, Inc.	111,474
3,900	Lennar Corporation	161,772
26,000	Lowe’s Companies, Inc.	985,920
9,168	Macy’s, Inc.	383,589
5,706	Marriott International, Inc.	240,964
8,050	Mattel, Inc.	352,509
23,400	McDonald’s Corporation	2,332,746
1,300	Netflix, Inc.[a]	246,233
6,773	Newell Rubbermaid, Inc.	176,775
46,800	News Corporation	1,428,336
17,000	NIKE, Inc.	1,003,170
3,500	Nordstrom, Inc.	193,305
6,100	Omnicom Group, Inc.	359,290
2,600	O’Reilly Automotive, Inc.[a]	266,630
2,500	PetSmart, Inc.	155,250
1,200	Priceline.com, Inc.[a]	825,516
7,892	Pulte Group, Inc.[a]	159,734
1,800	PVH Corporation	192,258
1,400	Ralph Lauren Corporation	237,034

Shares	Common Stock (99.1%)	Value
Consumer Discretionary (11.6%) - continued
5,200	Ross Stores, Inc.	$315,224
2,000	Scripps Networks Interactive	128,680
2,000	Sherwin-Williams Company	337,780
1,400	Snap-On, Inc.	115,780
15,675	Staples, Inc.	210,515
17,500	Starbucks Corporation	996,800
4,600	Starwood Hotels & Resorts Worldwide, Inc.	293,158
15,200	Target Corporation	1,040,440
2,800	Tiffany & Company	194,712
6,958	Time Warner Cable, Inc.	668,385
21,950	Time Warner, Inc.	1,264,759
17,000	TJX Companies, Inc.	794,750
2,550	TripAdvisor, Inc.[a]	133,926
2,600	Urban Outfitters, Inc.[a]	100,724
2,100	VF Corporation	352,275
10,672	Viacom, Inc.	657,075
42,147	Walt Disney Company	2,393,950
70	Washington Post Company	31,290
1,857	Whirlpool Corporation	219,980
3,272	Wyndham Worldwide Corporation	210,979
1,900	Wynn Resorts, Ltd.	237,804
10,480	Yum! Brands, Inc.	753,931

	Total	38,465,757

Consumer Staples (10.9%)
47,100	Altria Group, Inc.	1,619,769
15,368	Archer-Daniels-Midland Company	518,363
10,100	Avon Products, Inc.	209,373
3,700	Beam, Inc.	235,098
3,537	Brown-Forman Corporation	252,542
4,200	Campbell Soup Company	190,512
3,100	Clorox Company	274,443
89,700	Coca-Cola Company	3,627,468
6,200	Coca-Cola Enterprises, Inc.	228,904
10,300	Colgate-Palmolive Company	1,215,709
9,600	ConAgra Foods, Inc.	343,776
3,500	Constellation Brands, Inc.[a]	166,740
10,100	Costco Wholesale Corporation	1,071,711
28,844	CVS Caremark Corporation	1,586,131
4,400	Dean Foods Company[a]	79,772
4,800	Dr. Pepper Snapple Group, Inc.	225,360
5,600	Estee Lauder Companies, Inc.	358,568
15,100	General Mills, Inc.	744,581
7,500	H.J. Heinz Company	542,025
3,500	Hershey Company	306,355
3,200	Hormel Foods Corporation	132,224
2,551	J.M. Smucker Company	252,957
5,800	Kellogg Company	373,694
9,092	Kimberly-Clark Corporation	890,834
13,817	Kraft Foods Group, Inc.	711,990
12,100	Kroger Company	400,994
8,900	Lorillard, Inc.	359,115
3,100	McCormick & Company, Inc.	228,005
4,728	Mead Johnson Nutrition Company	366,184
3,700	Molson Coors Brewing Company	181,041
41,552	Mondelez International, Inc.	1,271,907
3,400	Monster Beverage Corporation[a]	162,316
36,030	PepsiCo, Inc.	2,850,333
38,500	Philip Morris International, Inc.	3,569,335

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Large Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (99.1%)	Value
Consumer Staples (10.9%) - continued
63,838	Procter & Gamble Company	$4,919,356
7,500	Reynolds American, Inc.	333,675
5,600	Safeway, Inc.	147,560
13,700	Sysco Corporation	481,829
6,700	Tyson Foods, Inc.	166,294
20,100	Walgreen Company	958,368
39,100	Wal-Mart Stores, Inc.	2,925,853
4,100	Whole Foods Market, Inc.	355,675

	Total	35,836,739

Energy (10.8%)
11,672	Anadarko Petroleum Corporation	1,020,717
9,120	Apache Corporation	703,699
10,283	Baker Hughes, Inc.	477,234
4,900	Cabot Oil & Gas Corporation	331,289
5,800	Cameron International Corporation[a]	378,160
12,100	Chesapeake Energy Corporation	246,961
45,496	Chevron Corporation	5,405,835
28,549	ConocoPhillips	1,715,795
5,300	Consol Energy, Inc.	178,345
8,800	Denbury Resources, Inc.[a]	164,120
8,800	Devon Energy Corporation	496,496
1,700	Diamond Offshore Drilling, Inc.[b]	118,252
5,500	Ensco plc	330,000
6,300	EOG Resources, Inc.	806,841
3,500	EQT Corporation	237,125
104,790	Exxon Mobil Corporation	9,442,627
5,600	FMC Technologies, Inc.[a]	304,584
21,700	Halliburton Company	876,897
2,500	Helmerich & Payne, Inc.	151,750
6,900	Hess Corporation	494,109
14,700	Kinder Morgan, Inc.	568,596
16,468	Marathon Oil Corporation	555,301
7,784	Marathon Petroleum Corporation	697,446
4,300	Murphy Oil Corporation	274,039
6,800	Nabors Industries, Ltd.	110,296
10,000	National Oilwell Varco, Inc.	707,500
3,200	Newfield Exploration Company[a]	71,744
5,900	Noble Corporation	225,085
4,200	Noble Energy, Inc.	485,772
18,800	Occidental Petroleum Corporation	1,473,356
6,300	Peabody Energy Corporation	133,245
14,524	Phillips 66	1,016,244
3,100	Pioneer Natural Resources Company	385,175
4,200	QEP Resources, Inc.	133,728
3,800	Range Resources Corporation	307,952
2,900	Rowan Companies plc[a]	102,544
30,994	Schlumberger, Ltd.	2,321,141
8,200	Southwestern Energy Company[a]	305,532
15,604	Spectra Energy Corporation	479,823
3,200	Tesoro Corporation	187,360
12,900	Valero Energy Corporation	586,821
15,900	Williams Companies, Inc.	595,614
4,700	WPX Energy, Inc.[a]	75,294

	Total	35,680,444

Financials (15.8%)
8,000	ACE, Ltd.	711,760
11,000	Aflac, Inc.	572,220
11,182	Allstate Corporation	548,701
22,500	American Express Company	1,517,850

Shares	Common Stock (99.1%)	Value
Financials (15.8%) - continued
34,467	American International Group, Inc.[a]	$1,338,009
9,200	American Tower Corporation	707,664
4,800	Ameriprise Financial, Inc.	353,520
7,325	Aon plc	450,488
3,436	Apartment Investment & Management Company	105,348
1,800	Assurant, Inc.	81,018
2,701	AvalonBay Communities, Inc.	342,136
253,010	Bank of America Corporation	3,081,662
27,152	Bank of New York Mellon Corporation	759,984
16,300	BB&T Corporation	511,657
42,569	Berkshire Hathaway, Inc.[a]	4,435,690
2,900	BlackRock, Inc.	744,952
3,600	Boston Properties, Inc.	363,816
13,573	Capital One Financial Corporation	745,836
7,100	CBRE Group, Inc.[a]	179,275
25,625	Charles Schwab Corporation	453,306
6,100	Chubb Corporation	533,933
3,438	Cincinnati Financial Corporation	162,239
70,993	Citigroup, Inc.	3,140,730
7,200	CME Group, Inc.	442,008
4,450	Comerica, Inc.	159,978
11,625	Discover Financial Services	521,265
6,710	E*TRADE Financial Corporation[a]	71,864
7,500	Equity Residential	412,950
20,494	Fifth Third Bancorp	334,257
5,781	First Horizon National Corporation	61,741
3,200	Franklin Resources, Inc.	482,592
11,500	Genworth Financial, Inc.[a]	115,000
10,200	Goldman Sachs Group, Inc.	1,500,930
10,200	Hartford Financial Services Group, Inc.	263,160
10,600	HCP, Inc.	528,516
6,000	Health Care REIT, Inc.	407,460
16,941	Host Hotels & Resorts, Inc.	296,298
11,100	Hudson City Bancorp, Inc.	95,904
19,771	Huntington Bancshares, Inc.	146,108
1,700	IntercontinentalExchange, Inc.[a]	277,219
10,300	Invesco, Ltd.	298,288
89,548	J.P. Morgan Chase & Company	4,249,948
21,700	KeyCorp	216,132
9,500	Kimco Realty Corporation	212,800
2,700	Legg Mason, Inc.	86,805
6,801	Leucadia National Corporation	186,551
6,394	Lincoln National Corporation	208,508
7,300	Loews Corporation	321,711
2,900	M&T Bank Corporation[b]	299,164
12,800	Marsh & McLennan Companies, Inc.	486,016
6,500	McGraw-Hill Companies, Inc.	338,520
25,532	MetLife, Inc.	970,727
4,600	Moody’s Corporation	245,272
32,150	Morgan Stanley	706,657
2,800	NASDAQ OMX Group, Inc.	90,440
5,100	Northern Trust Corporation	278,256
5,600	NYSE Euronext	216,384
8,000	People’s United Financial, Inc.	107,520
3,800	Plum Creek Timber Company, Inc.	198,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Large Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (99.1%)	Value
Financials (15.8%) - continued
12,314	PNC Financial Services Group, Inc.	$818,881
6,400	Principal Financial Group, Inc.	217,792
12,900	Progressive Corporation	325,983
10,796	Prologis, Inc.	431,624
10,800	Prudential Financial, Inc.	637,092
3,400	Public Storage, Inc.	517,888
32,977	Regions Financial Corporation	270,082
7,244	Simon Property Group, Inc.	1,148,609
10,700	SLM Corporation	219,136
10,700	State Street Corporation	632,263
12,600	SunTrust Banks, Inc.	363,006
5,968	T. Rowe Price Group, Inc.	446,824
2,200	Torchmark Corporation	131,560
8,881	Travelers Companies, Inc.	747,691
43,585	U.S. Bancorp	1,478,839
6,324	Unum Group	178,653
6,800	Ventas, Inc.	497,760
3,997	Vornado Realty Trust	334,309
114,640	Wells Fargo & Company	4,240,534
12,682	Weyerhaeuser Company REIT	397,961
7,000	XL Group plc	212,100
4,300	Zions Bancorporation	107,457

	Total	52,033,147

Health Care (12.3%)
36,800	Abbott Laboratories	1,299,776
36,900	AbbVie, Inc.	1,504,782
3,000	Actavis, Inc.[a]	276,330
7,696	Aetna, Inc.	393,420
4,600	Alexion Pharmaceuticals, Inc.[a]	423,844
7,200	Allergan, Inc.	803,736
5,400	AmerisourceBergen Corporation	277,830
17,540	Amgen, Inc.	1,798,025
12,800	Baxter International, Inc.	929,792
4,600	Becton, Dickinson and Company	439,806
5,600	Biogen Idec, Inc.[a]	1,080,296
31,750	Boston Scientific Corporation[a]	247,968
38,298	Bristol-Myers Squibb Company	1,577,495
1,800	C.R. Bard, Inc.	181,404
7,975	Cardinal Health, Inc.	331,919
5,187	CareFusion Corporation[a]	181,493
9,800	Celgene Corporation[a]	1,135,918
3,400	Cerner Corporation[a]	322,150
6,600	CIGNA Corporation	411,642
3,200	Coventry Health Care, Inc.	150,496
11,000	Covidien plc	746,240
2,000	DaVita HealthCare Partners, Inc.[a]	237,180
3,400	DENTSPLY International, Inc.	144,228
2,700	Edwards Lifesciences Corporation[a]	221,832
23,400	Eli Lilly and Company	1,328,886
19,045	Express Scripts Holding Company[a]	1,097,944
5,500	Forest Laboratories, Inc.[a]	209,220
35,600	Gilead Sciences, Inc.[a]	1,741,908
3,880	Hospira, Inc.[a]	127,380
3,700	Humana, Inc.	255,707
900	Intuitive Surgical, Inc.[a]	442,071
65,340	Johnson & Johnson	5,327,170
2,200	Laboratory Corporation of America Holdings[a]	198,440
4,043	Life Technologies Corporation[a]	261,299
5,442	McKesson Corporation	587,518

Shares	Common Stock (99.1%)	Value
Health Care (12.3%) - continued
23,600	Medtronic, Inc.	$1,108,256
70,683	Merck & Company, Inc.	3,126,309
9,300	Mylan, Inc.[a]	269,142
2,000	Patterson Companies, Inc.	76,080
2,700	PerkinElmer, Inc.	90,828
2,100	Perrigo Company	249,333
168,160	Pfizer, Inc.	4,853,098
3,700	Quest Diagnostics, Inc.	208,865
6,684	St. Jude Medical, Inc.	270,301
6,800	Stryker Corporation	443,632
2,475	Tenet Healthcare Corporation[a]	117,761
8,400	Thermo Fisher Scientific, Inc.	642,516
23,900	UnitedHealth Group, Inc.	1,367,319
2,600	Varian Medical Systems, Inc.[a]	187,200
2,000	Waters Corporation[a]	187,820
7,100	WellPoint, Inc.	470,233
3,950	Zimmer Holdings, Inc.	297,119

	Total	40,660,957

Industrials (10.0%)
14,800	3M Company	1,573,388
5,500	ADT Corporation	269,170
2,400	Avery Dennison Corporation	103,368
15,860	Boeing Company	1,361,581
3,800	C.H. Robinson Worldwide, Inc.	225,948
15,300	Caterpillar, Inc.	1,330,641
2,500	Cintas Corporation	110,325
23,900	CSX Corporation	588,657
4,200	Cummins, Inc.	486,402
13,500	Danaher Corporation	839,025
9,200	Deere & Company	791,016
4,100	Dover Corporation	298,808
1,000	Dun & Bradstreet Corporation[b]	83,650
10,944	Eaton Corporation plc	670,320
16,800	Emerson Electric Company	938,616
2,800	Equifax, Inc.	161,252
4,900	Expeditors International of Washington, Inc.	174,979
6,300	Fastenal Company	323,505
6,760	FedEx Corporation	663,832
1,400	First Solar, Inc.[a,b]	37,744
1,100	Flowserve Corporation	184,481
3,900	Fluor Corporation	258,687
7,700	General Dynamics Corporation	542,927
243,200	General Electric Company	5,622,784
18,275	Honeywell International, Inc.	1,377,021
9,800	Illinois Tool Works, Inc.	597,212
6,500	Ingersoll-Rand plc	357,565
3,919	Iron Mountain, Inc.	142,299
3,100	Jacobs Engineering Group, Inc.[a]	174,344
2,500	Joy Global, Inc.	148,800
2,100	L-3 Communications Holdings, Inc.	169,932
6,200	Lockheed Martin Corporation	598,424
8,300	Masco Corporation	168,075
7,400	Norfolk Southern Corporation	570,392
5,598	Northrop Grumman Corporation	392,700
8,237	PACCAR, Inc.	416,463
2,600	Pall Corporation	177,762
3,475	Parker Hannifin Corporation	318,240
4,899	Pentair, Ltd.	258,422
4,700	Pitney Bowes, Inc.[b]	69,842
3,400	Precision Castparts Corporation	644,708
5,000	Quanta Services, Inc.[a]	142,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Large Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (99.1%)	Value
Industrials (10.0%) - continued
7,600	Raytheon Company	$446,804
6,920	Republic Services, Inc.	228,360
3,300	Robert Half International, Inc.	123,849
3,200	Rockwell Automation, Inc.	276,320
3,200	Rockwell Collins, Inc.	201,984
2,300	Roper Industries, Inc.	292,813
1,200	Ryder System, Inc.	71,700
17,100	Southwest Airlines Company	230,508
3,800	Stanley Black & Decker, Inc.	307,686
2,000	Stericycle, Inc.[a]	212,360
6,400	Textron, Inc.	190,784
10,800	Tyco International, Ltd.	345,600
10,900	Union Pacific Corporation	1,552,269
16,700	United Parcel Service, Inc.	1,434,530
19,700	United Technologies Corporation	1,840,571
1,400	W.W. Grainger, Inc.	314,972
10,199	Waste Management, Inc.	399,903
4,400	Xylem, Inc.	121,264

	Total	32,958,484

Information Technology (18.0%)
15,000	Accenture plc	1,139,550
11,600	Adobe Systems, Inc.[a]	504,716
14,100	Advanced Micro Devices, Inc.[a,b]	35,955
8,115	Agilent Technologies, Inc.	340,587
4,200	Akamai Technologies, Inc.[a]	148,218
7,500	Altera Corporation	266,025
3,800	Amphenol Corporation	283,670
7,100	Analog Devices, Inc.	330,079
21,900	Apple, Inc.[c]	9,693,597
28,000	Applied Materials, Inc.	377,440
5,300	Autodesk, Inc.[a]	218,572
11,300	Automatic Data Processing, Inc.	734,726
3,100	BMC Software, Inc.[a]	143,623
12,200	Broadcom Corporation	422,974
7,812	CA, Inc.	196,628
124,700	Cisco Systems, Inc.	2,607,477
4,400	Citrix Systems, Inc.[a]	317,504
7,000	Cognizant Technology Solutions Corporation[a]	536,270
3,600	Computer Sciences Corporation	177,228
34,400	Corning, Inc.	458,552
34,100	Dell, Inc.	488,653
27,200	eBay, Inc.[a]	1,474,784
7,100	Electronic Arts, Inc.[a]	125,670
49,086	EMC Corporation[a]	1,172,664
1,900	F5 Networks, Inc.[a]	169,252
6,800	Fidelity National Information Services, Inc.	269,416
3,200	Fiserv, Inc.[a]	281,056
3,400	FLIR Systems, Inc.	88,434
2,900	GameStop Corporation[b]	81,113
6,200	Google, Inc.[a]	4,922,986
2,700	Harris Corporation	125,118
45,686	Hewlett-Packard Company	1,089,154
115,700	Intel Corporation	2,528,045
24,600	International Business Machines Corporation	5,247,180
6,500	Intuit, Inc.	426,725
4,400	Jabil Circuit, Inc.	81,312
5,462	JDS Uniphase Corporation[a]	73,027
12,000	Juniper Networks, Inc.[a]	222,480
3,900	KLA-Tencor Corporation	205,686
3,800	Lam Research Corporation[a]	157,548

Shares	Common Stock (99.1%)	Value
Information Technology (18.0%) - continued
5,400	Linear Technology Corporation	$207,198
12,900	LSI Corporation[a]	87,462
2,500	MasterCard, Inc.	1,352,825
4,500	Microchip Technology, Inc.	165,420
23,800	Micron Technology, Inc.[a]	237,524
176,200	Microsoft Corporation	5,041,082
3,300	Molex, Inc.	96,624
6,455	Motorola Solutions, Inc.	413,314
8,400	NetApp, Inc.[a]	286,944
14,550	NVIDIA Corporation	186,531
86,437	Oracle Corporation	2,795,373
7,600	Paychex, Inc.	266,532
40,100	QUALCOMM, Inc.	2,684,695
4,500	Red Hat, Inc.[a]	227,520
6,700	SAIC, Inc.	90,785
3,100	Salesforce.com, Inc.[a]	554,373
5,700	SanDisk Corporation[a]	313,500
7,500	Seagate Technology plc	274,200
16,124	Symantec Corporation[a]	397,940
9,800	TE Connectivity, Ltd.	410,914
3,900	Teradata Corporation[a]	228,189
4,400	Teradyne, Inc.[a]	71,368
25,900	Texas Instruments, Inc.	918,932
3,800	Total System Services, Inc.	94,164
3,600	VeriSign, Inc.[a]	170,208
12,100	Visa, Inc.	2,055,064
5,100	Western Digital Corporation	256,428
13,380	Western Union Company	201,235
28,685	Xerox Corporation	246,691
6,100	Xilinx, Inc.	232,837
22,700	Yahoo!, Inc.[a]	534,131

	Total	59,263,697

Materials (3.3%)
4,900	Air Products and Chemicals, Inc.	426,888
1,600	Airgas, Inc.	158,656
24,964	Alcoa, Inc.	212,693
2,569	Allegheny Technologies, Inc.	81,463
3,500	Ball Corporation	166,530
2,500	Bemis Company, Inc.	100,900
1,500	CF Industries Holdings, Inc.	285,555
3,600	Cliffs Natural Resources, Inc.[b]	68,436
28,093	Dow Chemical Company	894,481
21,811	E.I. du Pont de Nemours and Company	1,072,229
3,600	Eastman Chemical Company	251,532
6,200	Ecolab, Inc.	497,116
3,200	FMC Corporation	182,496
22,192	Freeport-McMoRan Copper & Gold, Inc.	734,555
1,900	International Flavors & Fragrances, Inc.	145,673
10,271	International Paper Company	478,423
8,800	LyondellBasell Industries NV	556,952
4,081	MeadWestvaco Corporation	148,140
12,478	Monsanto Company	1,318,051
6,500	Mosaic Company	387,465
11,548	Newmont Mining Corporation	483,746
7,400	Nucor Corporation	341,510
3,900	Owens-Illinois, Inc.[a]	103,935
3,300	PPG Industries, Inc.	442,002
6,900	Praxair, Inc.	769,626
4,552	Sealed Air Corporation	109,749

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Large Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (99.1%)	Value
Materials (3.3%) - continued
2,800	Sigma-Aldrich Corporation	$217,504
3,400	United States Steel Corporation[b]	66,300
3,100	Vulcan Materials Company	160,270

	Total	10,862,876

Telecommunications Services (2.9%)
128,539	AT&T, Inc.	4,716,096
14,625	CenturyLink, Inc.	513,776
6,900	Crown Castle International Corporation[a]	480,516
23,278	Frontier Communications Corporation[b]	92,647
7,400	MetroPCS Communications, Inc.[a]	80,660
70,420	Sprint Nextel Corporation[a]	437,308
66,796	Verizon Communications, Inc.	3,283,023
13,707	Windstream Corporation[b]	108,971

	Total	9,712,997

Utilities (3.5%)
14,400	AES Corporation	181,008
2,805	AGL Resources, Inc.	117,670
5,700	Ameren Corporation	199,614
11,360	American Electric Power Company, Inc.	552,437
9,973	CenterPoint Energy, Inc.	238,953
6,100	CMS Energy Corporation	170,434
6,900	Consolidated Edison, Inc.	421,107
13,394	Dominion Resources, Inc.	779,263
4,100	DTE Energy Company	280,194
16,402	Duke Energy Corporation	1,190,621
7,600	Edison International, Inc.	382,432
4,200	Entergy Corporation	265,608
19,974	Exelon Corporation	688,704
9,734	FirstEnergy Corporation	410,775
1,815	Integrys Energy Group, Inc.	105,560
9,900	NextEra Energy, Inc.	769,032
7,209	NiSource, Inc.	211,512
7,300	Northeast Utilities	317,258
7,500	NRG Energy, Inc.	198,675
4,800	ONEOK, Inc.	228,816
5,400	Pepco Holdings, Inc.	115,560
10,200	PG&E Corporation	454,206
2,600	Pinnacle West Capital Corporation	150,514
13,600	PPL Corporation	425,816
11,800	Public Service Enterprise Group, Inc.	405,212
3,100	SCANA Corporation	158,596
5,275	Sempra Energy	421,683
20,300	Southern Company	952,476
4,800	TECO Energy, Inc.	85,536
5,300	Wisconsin Energy Corporation	227,317
11,405	Xcel Energy, Inc.	338,729

	Total	11,445,318

	Total Common Stock (cost $232,712,854)	326,920,416

Shares	Collateral Held for Securities Loaned (0.4%)	Value
1,220,413	Thrivent Cash Management Trust	$1,220,413

	Total Collateral Held for Securities Loaned (cost $1,220,413)	1,220,413

Shares or Principal Amount	Short-Term Investments (0.8%)	Value
2,693,443	Thrivent Cash Management Trust	2,693,443

	Total Short-Term Investments (at amortized cost)	2,693,443

	Total Investments (cost $236,626,710) 100.3%	$330,834,272

	Other Assets and Liabilities, Net (0.3%)	(890,906)

	Total Net Assets 100.0%	$329,943,366

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At March 28, 2013, $885,260 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$116,798,846
Gross unrealized depreciation	(22,591,284)

Net unrealized appreciation (depreciation)	$94,207,562

Cost for federal income tax purposes	$236,626,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Large Cap Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	38,465,757	38,465,757	–	–
Consumer Staples	35,836,739	35,836,739	–	–
Energy	35,680,444	35,680,444	–	–
Financials	52,033,147	52,033,147	–	–
Health Care	40,660,957	40,660,957	–	–
Industrials	32,958,484	32,958,484	–	–
Information Technology	59,263,697	59,263,697	–	–
Materials	10,862,876	10,862,876	–	–
Telecommunications Services	9,712,997	9,712,997	–	–
Utilities	11,445,318	11,445,318	–	–
Collateral Held for Securities Loaned	1,220,413	1,220,413	–	–
Short-Term Investments	2,693,443	2,693,443	–	–
Total	$330,834,272	$330,834,272	$–	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	24,715	24,715	–	–
Total Asset Derivatives	$24,715	$24,715	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	7	June 2013	$2,710,010	$2,734,725	$24,715
Total Futures Contracts					$24,715

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$1,526,426	$4,191,477	$4,497,490	1,220,413	$1,220,413	$3,209
Cash Management Trust- Short Term Investment	2,166,703	6,447,839	5,921,099	2,693,443	2,693,443	906
Total Value and Income Earned	3,693,129				3,913,856	4,115

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Equity Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (91.5%)	Value
Consumer Discretionary (7.3%)
29,100	Apollo Group, Inc.[a]	$506,049
16,200	Brown Shoe Company, Inc.	259,200
13,900	Comcast Corporation	583,939
11,800	Expedia, Inc.	708,118
8,600	Hanesbrands, Inc.[a]	391,816
18,100	Home Depot, Inc.	1,263,018
5,200	Honda Motor Company, Ltd. ADR	198,952
7,500	Kohl’s Corporation	345,975
7,200	Lowe’s Companies, Inc.	273,024
6,600	Macy’s, Inc.	276,144
7,200	Shaw Communications, Inc.[b]	177,984
5,300	Sherwin-Williams Company	895,117
6,500	Target Corporation	444,925
21,800	Thomson Reuters Corporation[b]	708,064
19,900	TJX Companies, Inc.	930,325
3,900	Toyota Motor Corporation ADR	400,296

	Total	8,362,946

Consumer Staples (10.0%)
3,600	Anheuser-Busch InBev NV ADR	358,380
1,900	British American Tobacco plc ADR	203,395
9,200	Campbell Soup Company	417,312
37,500	Coca-Cola Company	1,516,500
7,200	Colgate-Palmolive Company	849,816
6,000	Companhia de Bebidas das Americas ADR	253,980
12,800	Constellation Brands, Inc.[a]	609,792
19,300	CVS Caremark Corporation	1,061,307
1,400	Diageo plc ADR	176,176
5,400	Energizer Holdings, Inc.	538,542
900	Fomento Economico Mexicano SAB de CV ADR	102,150
9,400	General Mills, Inc.	463,514
17,500	Kraft Foods Group, Inc.	901,775
4,900	PepsiCo, Inc.	387,639
7,000	Post Holdings, Inc.[a]	300,510
4,900	Procter & Gamble Company	377,594
6,100	Reynolds American, Inc.	271,389
5,100	Sanderson Farms, Inc.	278,562
6,200	Unilever NV ADR	254,200
6,100	Unilever plc ADR	257,664
5,000	Universal Corporation[b]	280,200
7,000	Walgreen Company	333,760
16,800	Wal-Mart Stores, Inc.	1,257,144

	Total	11,451,301

Energy (11.5%)
4,500	BP plc ADR	190,575
14,800	C&J Energy Services, Inc.[a,b]	338,920
4,100	Canadian Natural Resources, Ltd.	131,733
11,900	Chevron Corporation	1,413,958
1,600	China Petroleum & Chemical Corporation	187,072
900	CNOOC, Ltd. ADR	172,350
18,700	ConocoPhillips	1,123,870
4,700	Diamond Offshore Drilling, Inc.[b]	326,932
3,900	Ecopetrol SA ADR[b]	212,628
3,500	Eni SPA ADR[b]	157,115
27,000	Exxon Mobil Corporation	2,432,970
10,800	HollyFrontier Corporation	555,660
29,700	Kinder Morgan, Inc.	1,148,796
15,200	Marathon Petroleum Corporation	1,361,920
3,700	PetroChina Company, Ltd. ADR	487,734
22,100	Petroleo Brasileiro SA ADR	401,115

Shares	Common Stock (91.5%)	Value
Energy (11.5%) - continued
16,500	Phillips 66	$1,154,505
8,807	Royal Dutch Shell plc ADR, Class A	573,864
8,500	Royal Dutch Shell plc ADR, Class B	567,970
5,000	Statoil ASA ADR	123,100
3,300	Total SA ADR	158,334

	Total	13,221,121

Financials (23.5%)
19,500	Aflac, Inc.	1,014,390
1,000	Alexandria Real Estate Equities, Inc.	70,980
10,200	American Capital Mortgage Investment Corporation	263,670
16,900	American Tower Corporation	1,299,948
2,200	Apartment Investment & Management Company	67,452
36,400	Apollo Investment Corporation	304,304
1,200	AvalonBay Communities, Inc.	152,004
13,982	Banco Bilbao Vizcaya Argentaria SA ADR	122,622
9,460	Banco Bradesco SA ADR	161,009
22,100	Banco Santander SA ADR	150,501
46,400	Bank of America Corporation	565,152
2,800	Bank of Nova Scotia	163,156
8,300	Barclays plc ADR	147,408
2,800	BioMed Realty Trust, Inc.	60,480
1,900	Boston Properties, Inc.	192,014
1,300	BRE Properties, Inc.	63,284
1,200	Camden Property Trust	82,416
6,300	Capital One Financial Corporation	346,185
69,800	CapitalSource, Inc.	671,476
2,700	CBL & Associates Properties, Inc.	63,720
24,500	CBOE Holdings, Inc.	905,030
4,200	China Life Insurance Company, Ltd. ADR[b]	165,564
1,700	Corporate Office Properties Trust	45,356
4,300	Credit Suisse Group ADR	112,660
4,500	DDR Corporation	78,390
2,700	Deutsche Bank AG ADR	105,624
3,600	DiamondRock Hospitality Company	33,516
1,400	Digital Realty Trust, Inc.	93,674
4,200	Duke Realty Corporation	71,316
800	Equity Lifestyle Properties, Inc.	61,440
3,800	Equity Residential	209,228
500	Essex Property Trust, Inc.	75,290
900	Federal Realty Investment Trust	97,236
17,100	Federated Investors, Inc.[b]	404,757
6,400	General Growth Properties, Inc.	127,232
4,400	Goldman Sachs Group, Inc.	647,460
5,200	HCP, Inc.	259,272
2,600	Health Care REIT, Inc.	176,566
1,500	Highwoods Properties, Inc.	59,355
900	Home Properties, Inc.	57,078
2,300	Hospitality Properties Trust	63,112
9,400	Host Hotels & Resorts, Inc.	164,406
6,700	HSBC Holdings plc ADR	357,378
13,400	ING Groep NV ADR[a]	96,614
33,500	iShares S&P U.S. Preferred Stock Index Fund	1,357,420
10,300	Itau Unibanco Holding SA ADR	183,340

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

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Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (91.5%)	Value
Financials (23.5%) - continued
23,300	J.P. Morgan Chase & Company	$1,105,818
1,100	Kilroy Realty Corporation	57,640
5,800	Kimco Realty Corporation	129,920
1,600	LaSalle Hotel Properties	40,608
1,900	Liberty Property Trust	75,525
44,400	Lloyds Banking Group plc ADR[a]	133,200
1,900	Macerich Company	122,322
1,800	Mack-Cali Realty Corporation	51,498
9,600	Manulife Financial Corporation	141,312
7,200	Marsh & McLennan Companies, Inc.	273,384
30,500	Mitsubishi UFJ Financial Group, Inc. ADR	183,000
25,700	Mizuho Financial Group, Inc.[b]	109,739
38,000	New York Community Bancorp, Inc.[b]	545,300
2,000	Omega Healthcare Investors, Inc.	60,720
6,400	PartnerRe, Ltd.	595,904
3,100	Piedmont Office Realty Trust, Inc.	60,729
2,500	Plum Creek Timber Company, Inc.	130,500
47,100	PowerShares Preferred Portfolio	701,319
5,978	Prologis, Inc.	239,001
1,600	Public Storage, Inc.	243,712
1,800	Rayonier, Inc. REIT	107,406
2,100	Realty Income Corporation	95,235
1,500	Regency Centers Corporation	79,365
18,100	Retail Properties of America, Inc.	267,880
1,800	RLJ Lodging Trust	40,968
3,300	Royal Bank of Canada ADR	198,990
14,100	Royal Bank of Scotland Group plc ADR[a]	118,863
2,700	Senior Housing Property Trust	72,441
3,600	Simon Property Group, Inc.	570,816
1,300	SL Green Realty Corporation	111,943
15,600	SLM Corporation	319,488
53,170	SPDR Dow Jones Wilshire International Real Estate ETF	2,286,842
15,900	Sumitomo Mitsui Financial Group, Inc.	129,744
1,000	Taubman Centers, Inc.	77,660
2,200	Toronto-Dominion Bank	183,194
14,400	Travelers Companies, Inc.	1,212,336
13,300	U.S. Bancorp	451,269
9,900	UBS AG ADR[a]	152,361
3,300	UDR, Inc.	79,827
3,900	Vanguard Dividend Appreciation Index Fund ETF	256,230
1,900	Vanguard REIT ETF	134,007
3,722	Ventas, Inc.	272,450
2,400	Vornado Realty Trust	200,736
2,200	Weingarten Realty Investors	69,410
54,200	Wells Fargo & Company	2,004,858
1,200	Westpac Banking Corporation ADR	193,272
7,200	Weyerhaeuser Company REIT	225,936

	Total	26,885,163

Health Care (10.6%)
42,400	Abbott Laboratories	1,497,568
10,000	Amgen, Inc.	1,025,100
3,100	AstraZeneca plc ADR	154,938
26,200	Bristol-Myers Squibb Company	1,079,178
16,900	Eli Lilly and Company	959,751

Shares	Common Stock (91.5%)	Value
Health Care (10.6%) - continued
5,300	GlaxoSmithKline plc ADR	$248,623
9,900	Johnson & Johnson	807,147
27,600	Medtronic, Inc.	1,296,096
6,200	Merck & Company, Inc.	274,226
5,450	Novartis AG ADR	388,258
1,300	Novo Nordisk AS ADR	209,950
111,061	PDL BioPharma, Inc.[b]	811,856
87,900	Pfizer, Inc.	2,536,794
5,000	Quest Diagnostics, Inc.	282,250
6,500	Sanofi ADR	332,020
4,300	WellPoint, Inc.	284,789

	Total	12,188,544

Industrials (8.0%)
10,900	3M Company	1,158,779
8,500	ABB, Ltd. ADR[a]	193,460
8,800	ADT Corporation	430,672
12,300	C.H. Robinson Worldwide, Inc.	731,358
2,100	Canadian National Railway Company	210,630
2,500	Copa Holdings SA	299,025
58,200	Delta Air Lines, Inc.[a]	960,882
31,400	GenCorp, Inc.[a,b]	417,620
7,700	Iron Mountain, Inc.	279,587
9,800	Lockheed Martin Corporation	945,896
16,900	Northrop Grumman Corporation	1,185,535
5,100	Raytheon Company	299,829
2,500	Siemens AG ADR	269,500
3,400	Union Pacific Corporation	484,194
10,800	Verisk Analytics, Inc.[a]	665,604
17,100	Waste Connections, Inc.	615,258

	Total	9,147,829

Information Technology (7.7%)
6,900	Accenture plc	524,193
29,500	Activision Blizzard, Inc.	429,815
25,300	AOL, Inc.[a]	973,797
1,790	Apple, Inc.	792,308
3,600	Canon, Inc. ADR	132,084
57,600	Cisco Systems, Inc.	1,204,416
10,200	Comtech Telecommunications Corporation	247,656
11,000	GameStop Corporation[b]	307,670
11,800	j2 Global, Inc.[b]	462,678
16,400	Microsoft Corporation	469,204
9,400	Oracle Corporation	303,996
3,000	SAP AG ADR[b]	241,620
26,500	Seagate Technology plc	968,840
13,300	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	228,627
11,800	Telefonaktiebolaget LM Ericsson ADR	148,680
16,300	Western Digital Corporation	819,564
34,900	Western Union Company	524,896

	Total	8,780,044

Materials (3.6%)
7,800	ArcelorMittal[b]	101,634
6,700	BHP Billiton plc ADR[b]	389,002
5,300	BHP Billiton, Ltd. ADR[b]	362,679
2,300	CF Industries Holdings, Inc.	437,851
5,300	Goldcorp, Inc.	178,239
4,900	Monsanto Company	517,587

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Equity Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (91.5%)	Value
Materials (3.6%) - continued
1,200	POSCO ADR	$88,452
7,900	PPG Industries, Inc.	1,058,126
4,900	Rio Tinto plc ADR[b]	230,692
14,400	Southern Copper Corporation	541,008
10,600	Vale SA SP ADR	183,274

	Total	4,088,544

Telecommunications Services (4.8%)
9,100	America Movil SAB de CV ADR	190,736
37,700	AT&T, Inc.	1,383,213
3,000	BCE, Inc.	140,070
7,700	China Mobile, Ltd. ADR[b]	409,101
135,000	Frontier Communications Corporation[b]	537,300
5,000	Nippon Telegraph & Telephone Corporation ADR	108,700
8,300	NTT DOCOMO, Inc. ADR[b]	123,421
2,400	Rogers Communications, Inc.	122,544
11,300	Telefonica SA ADR	152,663
1,800	Telus Corporation	124,398
39,500	Verizon Communications, Inc.	1,941,425
9,700	Vodafone Group plc ADR	275,577

	Total	5,509,148

Utilities (4.5%)
26,400	American Electric Power Company, Inc.	1,283,832
12,400	CenterPoint Energy, Inc.	297,104
10,100	Consolidated Edison, Inc.	616,403
3,700	Empresa Nacional de Electricidad SA ADR	196,396
16,100	PNM Resources, Inc.	374,969
32,400	Public Service Enterprise Group, Inc.	1,112,616
22,100	Southern Company	1,036,932
6,800	Wisconsin Energy Corporation	291,652

	Total	5,209,904

	Total Common Stock (cost $93,662,416)	104,844,544

Principal Amount	Long-Term Fixed Income (4.4%)	Value
Energy (0.3%)
	Enbridge Energy Partners, LP
350,000	8.050%, 10/1/2037	402,500

	Total	402,500

Financials (3.0%)
	Aegon NV
500,000	2.040%, 7/29/2049[c,d]	305,000
	American International Group, Inc.
150,000	8.175%, 5/15/2058	201,938
	Bank of America Corporation
305,000	7.625%, 6/1/2019	387,435
	BBVA International Preferred SA Unipersonal
175,000	5.919%, 12/29/2049[d]	154,000
	J.P. Morgan Chase & Company
175,000	7.900%, 4/29/2049[d]	201,045
	Liberty Mutual Group, Inc.
350,000	10.750%, 6/15/2058[e]	540,750

Principal Amount	Long-Term Fixed Income (4.4%)	Value
Financials (3.0%) - continued
	MetLife Capital Trust IV
$400,000	7.875%, 12/15/2037[e]	$501,000
	Reinsurance Group of America, Inc.
425,000	6.750%, 12/15/2065	429,250
	Wachovia Capital Trust III
250,000	5.570%, 3/15/2042[c,d]	250,875
	ZFS Finance USA Trust II
400,000	6.450%, 12/15/2065[e]	431,000

	Total	3,402,293

Utilities (1.1%)
	Electricite de France SA
400,000	5.250%, 1/29/2049[d,e]	397,376
	Enterprise Products Operating, LLC
425,000	7.034%, 1/15/2068	493,000
	Southern California Edison Company
315,000	6.250%, 8/1/2049[d]	346,588

	Total	1,236,964

	Total Long-Term Fixed Income (cost $4,419,088)	5,041,757

Shares	Preferred Stock (0.8%)	Value
Financials (0.7%)
5,000	Bank of America Corporation[d]	127,500
4,000	CoBank ACB[d,e]	425,125
2,500	J.P. Morgan Chase Capital XXIX	64,625
8,000	U.S. Bancorp[d]	238,880

	Total	856,130

Utilities (0.1%)
2,870	Xcel Energy, Inc.	72,611

	Total	72,611

	Total Preferred Stock (cost $887,632)	928,741

Shares	Collateral Held for Securities Loaned (6.1%)	Value
7,059,249	Thrivent Cash Management Trust	7,059,249

	Total Collateral Held for Securities Loaned (cost $7,059,249)	7,059,249

Shares or Principal Amount	Short-Term Investments (2.5%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.137%, 6/7/2013[f,g]	99,973
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.115%, 6/10/2013[f,g]	99,977

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Equity Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (2.5%)	Value
2,625,704	Thrivent Cash Management Trust	$2,625,704

	Total Short-Term Investments (at amortized cost)	2,825,654

	Total Investments (cost $108,854,039) 105.3%	$120,699,945

	Other Assets and Liabilities, Net (5.3%)	(6,075,812)

	Total Net Assets 100.0%	$114,624,133

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $2,295,251 or 2.0% of total net assets.

f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	At March 28, 2013, $199,950 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$13,041,483
Gross unrealized depreciation	(1,195,577)

Net unrealized appreciation (depreciation)	$11,845,906

Cost for federal income tax purposes	$108,854,039

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Equity Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Equity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	8,362,946	8,362,946	–	–
Consumer Staples	11,451,301	11,451,301	–	–
Energy	13,221,121	13,221,121	–	–
Financials	26,885,163	26,885,163	–	–
Health Care	12,188,544	12,188,544	–	–
Industrials	9,147,829	9,147,829	–	–
Information Technology	8,780,044	8,780,044	–	–
Materials	4,088,544	4,088,544	–	–
Telecommunications Services	5,509,148	5,509,148	–	–
Utilities	5,209,904	5,209,904	–	–
Long-Term Fixed Income
Energy	402,500	–	402,500	–
Financials	3,402,293	–	3,402,293	–
Utilities	1,236,964	–	1,236,964	–
Preferred Stock
Financials	856,130	431,005	425,125	–
Utilities	72,611	72,611	–	–
Collateral Held for Securities Loaned	7,059,249	7,059,249	–	–
Short-Term Investments	2,825,654	2,625,704	199,950	–
Total	$120,699,945	$115,033,113	$5,666,832	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	27,558	27,558	–	–
Total Asset Derivatives	$27,558	$27,558	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	42	June 2013	$3,254,113	$3,281,671	$27,558
Total Futures Contracts					$27,558

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Equity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$6,245,979	$11,759,391	$10,946,121	7,059,249	$7,059,249	$11,548
Cash Management Trust- Short Term Investment	96,842	4,274,095	1,745,233	2,625,704	2,625,704	247
Total Value and Income Earned	6,342,821				9,684,953	11,795

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Balanced Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (64.6%)	Value
Consumer Discretionary (7.6%)
900	Abercrombie & Fitch Company	$41,580
4,200	Amazon.com, Inc.[a]	1,119,258
1,200	Apollo Group, Inc.[a]	20,868
500	AutoNation, Inc.[a]	21,875
400	AutoZone, Inc.[a]	158,708
2,600	Bed Bath & Beyond, Inc.[a]	167,492
3,075	Best Buy Company, Inc.	68,111
1,400	BorgWarner, Inc.[a]	108,276
2,500	Cablevision Systems Corporation	37,400
2,600	CarMax, Inc.[a]	108,420
5,100	Carnival Corporation	174,930
6,862	CBS Corporation	320,387
400	Chipotle Mexican Grill, Inc.[a]	130,348
3,300	Coach, Inc.	164,967
30,665	Comcast Corporation	1,288,237
3,200	D.R. Horton, Inc.	77,760
1,500	Darden Restaurants, Inc.	77,520
3,500	Delphi Automotive plc	155,400
6,700	DIRECTV[a]	379,287
2,800	Discovery Communications, Inc.[a]	220,472
3,600	Dollar General Corporation[a]	182,088
2,600	Dollar Tree, Inc.[a]	125,918
1,100	Expedia, Inc.	66,011
1,100	Family Dollar Stores, Inc.	64,955
45,488	Ford Motor Company	598,167
600	Fossil, Inc.[a]	57,960
2,700	Gannett Company, Inc.	59,049
3,500	Gap, Inc.	123,900
1,300	Garmin, Ltd.	42,952
1,800	Genuine Parts Company	140,400
2,800	Goodyear Tire & Rubber Company[a]	35,308
3,100	H&R Block, Inc.	91,202
2,600	Harley-Davidson, Inc.	138,580
800	Harman International Industries, Inc.	35,704
1,300	Hasbro, Inc.[b]	57,122
17,300	Home Depot, Inc.	1,207,194
3,000	International Game Technology	49,500
4,789	Interpublic Group of Companies, Inc.	62,401
1,700	J.C. Penney Company, Inc.[b]	25,687
7,900	Johnson Controls, Inc.	277,053
2,400	Kohl’s Corporation	110,712
2,862	L Brands, Inc.	127,817
1,600	Leggett & Platt, Inc.	54,048
1,900	Lennar Corporation[b]	78,812
12,900	Lowe’s Companies, Inc.	489,168
4,600	Macy’s, Inc.	192,464
2,863	Marriott International, Inc.	120,904
4,025	Mattel, Inc.	176,255
11,600	McDonald’s Corporation	1,156,404
700	Netflix, Inc.[a]	132,587
3,326	Newell Rubbermaid, Inc.	86,808
23,200	News Corporation	708,064
8,400	NIKE, Inc.	495,684
1,800	Nordstrom, Inc.	99,414
3,000	Omnicom Group, Inc.	176,700
1,300	O’Reilly Automotive, Inc.[a]	133,315
1,300	PetSmart, Inc.	80,730
600	Priceline.com, Inc.[a]	412,758
3,937	Pulte Group, Inc.[a]	79,685
900	PVH Corporation	96,129
700	Ralph Lauren Corporation	118,517

Shares	Common Stock (64.6%)	Value
Consumer Discretionary (7.6%) - continued
2,600	Ross Stores, Inc.	$157,612
1,000	Scripps Networks Interactive	64,340
1,000	Sherwin-Williams Company	168,890
700	Snap-On, Inc.	57,890
7,800	Staples, Inc.	104,754
8,600	Starbucks Corporation	489,856
2,300	Starwood Hotels & Resorts Worldwide, Inc.	146,579
7,500	Target Corporation	513,375
1,400	Tiffany & Company	97,356
3,480	Time Warner Cable, Inc.	334,289
10,916	Time Warner, Inc.	628,980
8,400	TJX Companies, Inc.	392,700
1,300	TripAdvisor, Inc.[a]	68,276
1,300	Urban Outfitters, Inc.[a]	50,362
1,100	VF Corporation	184,525
5,362	Viacom, Inc.	330,138
20,887	Walt Disney Company	1,186,382
60	Washington Post Company	26,820
858	Whirlpool Corporation	101,639
1,632	Wyndham Worldwide Corporation	105,231
1,000	Wynn Resorts, Ltd.	125,160
5,220	Yum! Brands, Inc.	375,527

	Total	19,120,103

Consumer Staples (7.1%)
23,400	Altria Group, Inc.	804,726
7,641	Archer-Daniels-Midland Company	257,731
5,000	Avon Products, Inc.	103,650
1,800	Beam, Inc.	114,372
1,787	Brown-Forman Corporation	127,592
2,100	Campbell Soup Company	95,256
1,500	Clorox Company	132,795
44,500	Coca-Cola Company	1,799,580
3,100	Coca-Cola Enterprises, Inc.	114,452
5,100	Colgate-Palmolive Company	601,953
4,800	ConAgra Foods, Inc.	171,888
1,800	Constellation Brands, Inc.[a]	85,752
5,000	Costco Wholesale Corporation	530,550
14,305	CVS Caremark Corporation	786,632
2,200	Dean Foods Company[a]	39,886
2,400	Dr. Pepper Snapple Group, Inc.	112,680
2,800	Estee Lauder Companies, Inc.	179,284
7,500	General Mills, Inc.	369,825
3,750	H.J. Heinz Company	271,012
1,700	Hershey Company	148,801
1,500	Hormel Foods Corporation	61,980
1,255	J.M. Smucker Company	124,446
2,900	Kellogg Company	186,847
4,480	Kimberly-Clark Corporation	438,950
6,820	Kraft Foods Group, Inc.	351,435
6,000	Kroger Company	198,840
4,500	Lorillard, Inc.	181,575
1,600	McCormick & Company, Inc.	117,680
2,422	Mead Johnson Nutrition Company	187,584
1,800	Molson Coors Brewing Company	88,074
20,560	Mondelez International, Inc.	629,341
1,700	Monster Beverage Corporation[a]	81,158
17,897	PepsiCo, Inc.	1,415,832
19,200	Philip Morris International, Inc.	1,780,032

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Balanced Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (64.6%)	Value
Consumer Staples (7.1%) - continued
31,679	Procter & Gamble Company	$2,441,184
3,700	Reynolds American, Inc.	164,613
2,700	Safeway, Inc.[b]	71,145
6,700	Sysco Corporation	235,639
3,300	Tyson Foods, Inc.	81,906
9,900	Walgreen Company	472,032
19,400	Wal-Mart Stores, Inc.	1,451,702
2,000	Whole Foods Market, Inc.	173,500

	Total	17,783,912

Energy (7.1%)
5,736	Anadarko Petroleum Corporation	501,613
4,568	Apache Corporation	352,467
5,061	Baker Hughes, Inc.	234,881
2,400	Cabot Oil & Gas Corporation	162,264
2,800	Cameron International Corporation[a]	182,560
6,000	Chesapeake Energy Corporation	122,460
22,574	Chevron Corporation	2,682,243
14,082	ConocoPhillips	846,328
2,600	Consol Energy, Inc.	87,490
4,300	Denbury Resources, Inc.[a]	80,195
4,300	Devon Energy Corporation	242,606
900	Diamond Offshore Drilling, Inc.[b]	62,604
2,700	Ensco plc	162,000
3,200	EOG Resources, Inc.	409,824
1,700	EQT Corporation	115,175
52,034	Exxon Mobil Corporation	4,688,784
2,700	FMC Technologies, Inc.[a]	146,853
10,800	Halliburton Company	436,428
1,200	Helmerich & Payne, Inc.	72,840
3,500	Hess Corporation	250,635
7,400	Kinder Morgan, Inc.	286,232
8,222	Marathon Oil Corporation	277,246
3,861	Marathon Petroleum Corporation	345,945
2,100	Murphy Oil Corporation	133,833
3,300	Nabors Industries, Ltd.	53,526
4,900	National Oilwell Varco, Inc.	346,675
1,600	Newfield Exploration Company[a]	35,872
2,900	Noble Corporation	110,635
2,100	Noble Energy, Inc.	242,886
9,400	Occidental Petroleum Corporation	736,678
3,200	Peabody Energy Corporation	67,680
7,191	Phillips 66	503,154
1,600	Pioneer Natural Resources Company	198,800
2,100	QEP Resources, Inc.	66,864
1,900	Range Resources Corporation	153,976
1,500	Rowan Companies plc[a]	53,040
15,325	Schlumberger, Ltd.	1,147,689
4,100	Southwestern Energy Company[a]	152,766
7,721	Spectra Energy Corporation	237,421
1,600	Tesoro Corporation	93,680
6,400	Valero Energy Corporation	291,136
7,900	Williams Companies, Inc.	295,934
2,333	WPX Energy, Inc.[a]	37,375

	Total	17,709,293

Financials (10.3%)
4,000	ACE, Ltd.	355,880
5,500	Aflac, Inc.	286,110
5,596	Allstate Corporation	274,596
11,200	American Express Company	755,552

Shares	Common Stock (64.6%)	Value
Financials (10.3%) - continued
17,120	American International Group, Inc.[a]	$664,598
4,600	American Tower Corporation	353,832
2,340	Ameriprise Financial, Inc.	172,341
3,650	Aon plc	224,475
1,654	Apartment Investment & Management Company	50,712
900	Assurant, Inc.	40,509
1,353	AvalonBay Communities, Inc.	171,384
125,354	Bank of America Corporation	1,526,812
13,501	Bank of New York Mellon Corporation	377,893
8,100	BB&T Corporation	254,259
21,150	Berkshire Hathaway, Inc.[a]	2,203,830
1,500	BlackRock, Inc.	385,320
1,700	Boston Properties, Inc.	171,802
6,765	Capital One Financial Corporation	371,737
3,500	CBRE Group, Inc.[a]	88,375
12,725	Charles Schwab Corporation	225,105
3,000	Chubb Corporation	262,590
1,651	Cincinnati Financial Corporation	77,911
35,238	Citigroup, Inc.	1,558,929
3,600	CME Group, Inc.	221,004
2,200	Comerica, Inc.	79,090
5,795	Discover Financial Services	259,848
3,430	E*TRADE Financial Corporation[a]	36,735
3,800	Equity Residential	209,228
10,116	Fifth Third Bancorp	164,992
2,744	First Horizon National Corporation	29,306
1,600	Franklin Resources, Inc.	241,296
5,700	Genworth Financial, Inc.[a]	57,000
5,100	Goldman Sachs Group, Inc.	750,465
5,000	Hartford Financial Services Group, Inc.	129,000
5,200	HCP, Inc.	259,272
3,000	Health Care REIT, Inc.	203,730
8,347	Host Hotels & Resorts, Inc.	145,989
5,500	Hudson City Bancorp, Inc.	47,520
9,716	Huntington Bancshares, Inc.	71,801
800	IntercontinentalExchange, Inc.[a]	130,456
5,100	Invesco, Ltd.	147,696
44,324	J.P. Morgan Chase & Company	2,103,617
10,700	KeyCorp	106,572
4,700	Kimco Realty Corporation	105,280
1,400	Legg Mason, Inc.	45,010
3,500	Leucadia National Corporation	96,005
3,211	Lincoln National Corporation	104,711
3,600	Loews Corporation	158,652
1,500	M&T Bank Corporation[b]	154,740
6,300	Marsh & McLennan Companies, Inc.	239,211
3,200	McGraw-Hill Companies, Inc.	166,656
12,616	MetLife, Inc.	479,660
2,300	Moody’s Corporation	122,636
15,990	Morgan Stanley	351,460
1,300	NASDAQ OMX Group, Inc.	41,990
2,600	Northern Trust Corporation	141,856
2,800	NYSE Euronext	108,192
3,900	People’s United Financial, Inc.	52,416
1,900	Plum Creek Timber Company, Inc.	99,180

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Balanced Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (64.6%)	Value
Financials (10.3%) - continued
6,120	PNC Financial Services Group, Inc.	$406,980
3,100	Principal Financial Group, Inc.	105,493
6,400	Progressive Corporation	161,728
5,281	Prologis, Inc.	211,134
5,400	Prudential Financial, Inc.	318,546
1,700	Public Storage, Inc.	258,944
16,300	Regions Financial Corporation	133,497
3,553	Simon Property Group, Inc.	563,364
5,200	SLM Corporation	106,496
5,300	State Street Corporation	313,177
6,300	SunTrust Banks, Inc.	181,503
3,000	T. Rowe Price Group, Inc.	224,610
1,100	Torchmark Corporation	65,780
4,425	Travelers Companies, Inc.	372,541
21,621	U.S. Bancorp	733,601
3,058	Unum Group	86,388
3,400	Ventas, Inc.	248,880
1,970	Vornado Realty Trust	164,771
56,782	Wells Fargo & Company	2,100,366
6,240	Weyerhaeuser Company REIT	195,811
3,400	XL Group plc	103,020
2,100	Zions Bancorporation	52,479

	Total	25,825,933

Health Care (8.0%)
18,200	Abbott Laboratories	642,824
18,300	AbbVie, Inc.	746,274
1,500	Actavis, Inc.[a]	138,165
3,856	Aetna, Inc.	197,119
2,300	Alexion Pharmaceuticals, Inc.[a]	211,922
3,600	Allergan, Inc.	401,868
2,700	AmerisourceBergen Corporation	138,915
8,752	Amgen, Inc.	897,168
6,300	Baxter International, Inc.	457,632
2,300	Becton, Dickinson and Company	219,903
2,730	Biogen Idec, Inc.[a]	526,644
15,750	Boston Scientific Corporation[a]	123,008
19,005	Bristol-Myers Squibb Company	782,816
900	C.R. Bard, Inc.	90,702
3,875	Cardinal Health, Inc.	161,277
2,587	CareFusion Corporation[a]	90,519
4,900	Celgene Corporation[a]	567,959
1,700	Cerner Corporation[a]	161,075
3,300	CIGNA Corporation	205,821
1,550	Coventry Health Care, Inc.	72,897
5,500	Covidien plc	373,120
1,000	DaVita HealthCare Partners, Inc.[a]	118,590
1,700	DENTSPLY International, Inc.	72,114
1,300	Edwards Lifesciences Corporation[a]	106,808
11,600	Eli Lilly and Company	658,764
9,477	Express Scripts Holding Company[a]	546,349
2,700	Forest Laboratories, Inc.[a]	102,708
17,600	Gilead Sciences, Inc.[a]	861,168
1,930	Hospira, Inc.[a]	63,362
1,800	Humana, Inc.	124,398
500	Intuitive Surgical, Inc.[a]	245,595
32,406	Johnson & Johnson	2,642,061
1,100	Laboratory Corporation of America Holdings[a]	99,220
2,037	Life Technologies Corporation[a]	131,651
2,680	McKesson Corporation	289,333

Shares	Common Stock (64.6%)	Value
Health Care (8.0%) - continued
11,700	Medtronic, Inc.	$549,432
35,127	Merck & Company, Inc.	1,553,667
4,600	Mylan, Inc.[a]	133,124
1,000	Patterson Companies, Inc.	38,040
1,400	PerkinElmer, Inc.	47,096
1,100	Perrigo Company	130,603
83,455	Pfizer, Inc.	2,408,511
1,800	Quest Diagnostics, Inc.	101,610
3,380	St. Jude Medical, Inc.	136,687
3,300	Stryker Corporation	215,292
1,212	Tenet Healthcare Corporation[a]	57,667
4,200	Thermo Fisher Scientific, Inc.	321,258
11,800	UnitedHealth Group, Inc.	675,078
1,300	Varian Medical Systems, Inc.[a]	93,600
1,000	Waters Corporation[a]	93,910
3,600	WellPoint, Inc.	238,428
1,990	Zimmer Holdings, Inc.	149,688

	Total	20,213,440

Industrials (6.5%)
7,300	3M Company	776,063
2,700	ADT Corporation	132,138
1,100	Avery Dennison Corporation	47,377
7,828	Boeing Company	672,034
1,900	C.H. Robinson Worldwide, Inc.	112,974
7,600	Caterpillar, Inc.	660,972
1,200	Cintas Corporation	52,956
11,900	CSX Corporation	293,097
2,100	Cummins, Inc.	243,201
6,700	Danaher Corporation	416,405
4,500	Deere & Company	386,910
2,100	Dover Corporation	153,048
500	Dun & Bradstreet Corporation	41,825
5,449	Eaton Corporation plc	333,751
8,400	Emerson Electric Company	469,308
1,400	Equifax, Inc.	80,626
2,400	Expeditors International of Washington, Inc.	85,704
3,100	Fastenal Company	159,185
3,340	FedEx Corporation	327,988
700	First Solar, Inc.[a,b]	18,872
600	Flowserve Corporation	100,626
1,900	Fluor Corporation	126,027
3,900	General Dynamics Corporation	274,989
120,700	General Electric Company	2,790,584
9,137	Honeywell International, Inc.	688,473
4,900	Illinois Tool Works, Inc.	298,606
3,200	Ingersoll-Rand plc	176,032
1,977	Iron Mountain, Inc.	71,785
1,500	Jacobs Engineering Group, Inc.[a]	84,360
1,200	Joy Global, Inc.	71,424
1,100	L-3 Communications Holdings, Inc.	89,012
3,100	Lockheed Martin Corporation	299,212
4,100	Masco Corporation	83,025
3,600	Norfolk Southern Corporation	277,488
2,806	Northrop Grumman Corporation	196,841
4,150	PACCAR, Inc.	209,824
1,300	Pall Corporation	88,881
1,750	Parker Hannifin Corporation	160,265
2,399	Pentair, Ltd.	126,547
2,300	Pitney Bowes, Inc.[b]	34,178
1,700	Precision Castparts Corporation	322,354
2,400	Quanta Services, Inc.[a]	68,592

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Balanced Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (64.6%)	Value
Industrials (6.5%) - continued
3,800	Raytheon Company	$223,402
3,505	Republic Services, Inc.	115,665
1,700	Robert Half International, Inc.	63,801
1,600	Rockwell Automation, Inc.	138,160
1,600	Rockwell Collins, Inc.	100,992
1,100	Roper Industries, Inc.	140,041
600	Ryder System, Inc.	35,850
8,380	Southwest Airlines Company	112,962
1,900	Stanley Black & Decker, Inc.	153,843
1,000	Stericycle, Inc.[a]	106,180
3,200	Textron, Inc.	95,392
5,400	Tyco International, Ltd.	172,800
5,400	Union Pacific Corporation	769,014
8,300	United Parcel Service, Inc.	712,970
9,700	United Technologies Corporation	906,271
700	W.W. Grainger, Inc.	157,486
5,030	Waste Management, Inc.	197,226
2,100	Xylem, Inc.	57,876

	Total	16,363,490

Information Technology (11.7%)
7,400	Accenture plc	562,178
5,800	Adobe Systems, Inc.[a]	252,358
7,000	Advanced Micro Devices, Inc.[a,b]	17,850
4,063	Agilent Technologies, Inc.	170,524
2,000	Akamai Technologies, Inc.[a]	70,580
3,800	Altera Corporation	134,786
1,900	Amphenol Corporation	141,835
3,500	Analog Devices, Inc.	162,715
10,900	Apple, Inc.[c]	4,824,667
13,900	Applied Materials, Inc.	187,372
2,600	Autodesk, Inc.[a]	107,224
5,700	Automatic Data Processing, Inc.	370,614
1,600	BMC Software, Inc.[a]	74,128
6,050	Broadcom Corporation	209,754
3,775	CA, Inc.	95,017
61,800	Cisco Systems, Inc.	1,292,238
2,200	Citrix Systems, Inc.[a]	158,752
3,500	Cognizant Technology Solutions Corporation[a]	268,135
1,800	Computer Sciences Corporation	88,614
17,100	Corning, Inc.	227,943
16,900	Dell, Inc.	242,177
13,500	eBay, Inc.[a]	731,970
3,500	Electronic Arts, Inc.[a]	61,950
24,324	EMC Corporation[a]	581,100
1,000	F5 Networks, Inc.[a]	89,080
3,400	Fidelity National Information Services, Inc.	134,708
1,550	Fiserv, Inc.[a]	136,137
1,700	FLIR Systems, Inc.	44,217
1,400	GameStop Corporation[b]	39,158
3,100	Google, Inc.[a]	2,461,493
1,300	Harris Corporation	60,242
22,661	Hewlett-Packard Company	540,238
57,400	Intel Corporation	1,254,190
12,200	International Business Machines Corporation	2,602,260
3,200	Intuit, Inc.	210,080
2,200	Jabil Circuit, Inc.	40,656
2,700	JDS Uniphase Corporation[a]	36,099
6,000	Juniper Networks, Inc.[a]	111,240
1,900	KLA-Tencor Corporation	100,206
1,900	Lam Research Corporation[a]	78,774

Shares	Common Stock (64.6%)	Value
Information Technology (11.7%) - continued
2,600	Linear Technology Corporation	$99,762
6,300	LSI Corporation[a]	42,714
1,200	MasterCard, Inc.	649,356
2,300	Microchip Technology, Inc.	84,548
11,800	Micron Technology, Inc.[a]	117,764
87,500	Microsoft Corporation	2,503,375
1,650	Molex, Inc.	48,312
3,217	Motorola Solutions, Inc.	205,985
4,100	NetApp, Inc.[a]	140,056
7,150	NVIDIA Corporation	91,663
42,959	Oracle Corporation	1,389,294
3,750	Paychex, Inc.	131,512
19,900	QUALCOMM, Inc.	1,332,305
2,200	Red Hat, Inc.[a]	111,232
3,200	SAIC, Inc.	43,360
1,500	Salesforce.com, Inc.[a]	268,245
2,800	SanDisk Corporation[a]	154,000
3,800	Seagate Technology plc	138,928
8,072	Symantec Corporation[a]	199,217
4,900	TE Connectivity, Ltd.	205,457
2,000	Teradata Corporation[a]	117,020
2,200	Teradyne, Inc.[a]	35,684
12,900	Texas Instruments, Inc.	457,692
1,800	Total System Services, Inc.	44,604
1,800	VeriSign, Inc.[a]	85,104
6,000	Visa, Inc.	1,019,040
2,500	Western Digital Corporation	125,700
6,662	Western Union Company	100,196
14,283	Xerox Corporation	122,834
3,100	Xilinx, Inc.	118,327
11,300	Yahoo!, Inc.[a]	265,889

	Total	29,422,434

Materials (2.1%)
2,500	Air Products and Chemicals, Inc.	217,800
800	Airgas, Inc.	79,328
12,364	Alcoa, Inc.	105,341
1,281	Allegheny Technologies, Inc.	40,620
1,800	Ball Corporation	85,644
1,200	Bemis Company, Inc.	48,432
700	CF Industries Holdings, Inc.	133,259
1,800	Cliffs Natural Resources, Inc.[b]	34,218
13,877	Dow Chemical Company	441,844
10,819	E.I. du Pont de Nemours and Company	531,862
1,800	Eastman Chemical Company	125,766
3,000	Ecolab, Inc.	240,540
1,600	FMC Corporation	91,248
10,988	Freeport-McMoRan Copper & Gold, Inc.	363,703
900	International Flavors & Fragrances, Inc.	69,003
5,021	International Paper Company	233,878
4,400	LyondellBasell Industries NV	278,476
1,980	MeadWestvaco Corporation	71,874
6,166	Monsanto Company	651,315
3,200	Mosaic Company	190,752
5,817	Newmont Mining Corporation	243,674
3,700	Nucor Corporation	170,755
2,000	Owens-Illinois, Inc.[a]	53,300
1,600	PPG Industries, Inc.	214,304
3,500	Praxair, Inc.	390,390
2,228	Sealed Air Corporation	53,717

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Balanced Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (64.6%)	Value
Materials (2.1%) - continued
1,400	Sigma-Aldrich Corporation	$108,752
1,700	United States Steel Corporation[b]	33,150
1,500	Vulcan Materials Company	77,550

	Total	5,380,495

Telecommunications Services (1.9%)
63,779	AT&T, Inc.	2,340,052
7,194	CenturyLink, Inc.	252,725
3,400	Crown Castle International Corporation[a]	236,776
11,510	Frontier Communications Corporation[b]	45,810
3,700	MetroPCS Communications, Inc.[a]	40,330
34,769	Sprint Nextel Corporation[a]	215,915
33,070	Verizon Communications, Inc.	1,625,391
6,817	Windstream Corporation[b]	54,195

	Total	4,811,194

Utilities (2.3%)
7,100	AES Corporation	89,247
1,286	AGL Resources, Inc.	53,948
2,800	Ameren Corporation	98,056
5,640	American Electric Power Company, Inc.	274,273
4,924	CenterPoint Energy, Inc.	117,979
3,000	CMS Energy Corporation	83,820
3,400	Consolidated Edison, Inc.	207,502
6,630	Dominion Resources, Inc.	385,733
2,000	DTE Energy Company	136,680
8,194	Duke Energy Corporation	594,802
3,800	Edison International, Inc.	191,216
2,100	Entergy Corporation	132,804
9,885	Exelon Corporation	340,835
4,867	FirstEnergy Corporation	205,387
907	Integrys Energy Group, Inc.	52,751
4,900	NextEra Energy, Inc.	380,632
3,534	NiSource, Inc.	103,688
3,600	Northeast Utilities	156,456
3,700	NRG Energy, Inc.	98,013
2,400	ONEOK, Inc.	114,408
2,600	Pepco Holdings, Inc.	55,640
5,000	PG&E Corporation	222,650
1,300	Pinnacle West Capital Corporation	75,257
6,700	PPL Corporation	209,777
5,800	Public Service Enterprise Group, Inc.	199,172
1,600	SCANA Corporation	81,856
2,687	Sempra Energy	214,799
10,100	Southern Company	473,892
2,300	TECO Energy, Inc.	40,986
2,700	Wisconsin Energy Corporation	115,803
5,610	Xcel Energy, Inc.	166,617

	Total	5,674,679

	Total Common Stock (cost $112,071,962)	162,304,973

Principal Amount	Long-Term Fixed Income (35.5%)	Value
Asset-Backed Securities (1.3%)
	Countrywide Home Loans, Inc.
291,914	6.085%, 6/25/2021[d]	258,032

Principal Amount	Long-Term Fixed Income (35.5%)	Value
Asset-Backed Securities (1.3%) - continued
	Credit Based Asset Servicing and Securitization, LLC
$280,789	4.190%, 12/25/2036	$184,647
	First Horizon ABS Trust
329,938	0.334%, 10/25/2026[d,e]	281,952
632,158	0.364%, 10/25/2034[d,e]	484,485
	GMAC Mortgage Corporation Loan Trust
1,004,165	0.384%, 8/25/2035[d,e]	821,020
610,412	0.384%, 12/25/2036[d,e]	446,045
	IndyMac Seconds Asset-Backed Trust
365,277	0.374%, 10/25/2036[d,e]	87,058
	Wachovia Asset Securitization, Inc.
764,302	0.344%, 7/25/2037[d,e,f]	655,543

	Total	3,218,782

Basic Materials (0.2%)
	Freeport-McMoRan Copper & Gold, Inc.
200,000	3.100%, 3/15/2020[g]	200,668
100,000	3.550%, 3/1/2022	99,401
	Xstrata Finance Canada, Ltd.
175,000	2.450%, 10/25/2017[g]	177,382

	Total	477,451

Capital Goods (0.4%)
	Caterpillar Financial Services Corporation
175,000	1.625%, 6/1/2017[b]	178,116
	Eaton Corporation
150,000	2.750%, 11/2/2022[g]	149,135
	John Deere Capital Corporation
175,000	1.700%, 1/15/2020	172,352
	Precision Castparts Corporation
150,000	1.250%, 1/15/2018	150,312
	Roper Industries, Inc.
150,000	1.850%, 11/15/2017	151,227
	United Technologies Corporation
225,000	6.050%, 6/1/2036	289,003

	Total	1,090,145

Collateralized Mortgage Obligations (<0.1%)
	Bear Stearns Mortgage Funding Trust
145,989	0.484%, 8/25/2036[e]	74,246

	Total	74,246

Commercial Mortgage-Backed Securities (2.6%)
	Banc of America Commercial Mortgage, Inc.
600,000	5.623%, 6/10/2049	687,056
	Bear Stearns Commercial Mortgage Securities, Inc.
173,316	0.353%, 3/15/2022[e,g]	172,707
	Commercial Mortgage Pass- Through Certificates
2,000,000	0.333%, 12/15/2020[e,g]	1,916,510
750,000	5.306%, 12/10/2046	846,162

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Balanced Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (35.5%)	Value
Commercial Mortgage-Backed Securities (2.6%) - continued
	Credit Suisse Mortgage Capital Certificates
$788,460	0.373%, 10/15/2021[e,g]	$773,129
689,962	5.467%, 9/15/2039	772,973
	GE Capital Commercial Mortgage Corporation
18,827	4.641%, 3/10/2040	18,927
	GS Mortgage Securities Corporation II
1,000,000	1.260%, 3/6/2020[e,g]	1,001,556
	Morgan Stanley Capital I
225,000	3.224%, 7/15/2049	240,715

	Total	6,429,735

Communications Services (0.6%)
	AT&T, Inc.
175,000	1.400%, 12/1/2017	173,784
	British Sky Broadcasting Group plc
100,000	3.125%, 11/26/2022[g]	99,717
	Cox Communications, Inc.
100,000	3.250%, 12/15/2022[g]	101,589
115,000	6.450%, 12/1/2036[g]	139,246
	Crown Castle Towers, LLC
250,000	4.174%, 8/15/2017[g]	276,511
	NBC Universal Enterprise, Inc.
125,000	1.662%, 4/15/2018[g]	125,222
	Rogers Communications, Inc.
150,000	3.000%, 3/15/2023	150,524
	Time Warner Cable, Inc.
125,000	4.500%, 9/15/2042	113,628
	Vodafone Group plc
250,000	0.900%, 2/19/2016	249,405

	Total	1,429,626

Consumer Cyclical (0.4%)
	Amazon.com, Inc.
125,000	1.200%, 11/29/2017	124,352
	California Institute of Technology
175,000	4.700%, 11/1/2111	180,759
	Dartmouth College
125,000	3.760%, 6/1/2043	120,190
	Ford Motor Credit Company, LLC
100,000	4.207%, 4/15/2016	106,452
150,000	3.000%, 6/12/2017	153,837
	Time Warner, Inc.
125,000	3.400%, 6/15/2022	128,899
	Wal-Mart Stores, Inc.
150,000	7.550%, 2/15/2030	217,194

	Total	1,031,683

Consumer Non-Cyclical (0.8%)
	AbbVie, Inc.
150,000	1.750%, 11/6/2017[g]	151,824
	Allergan, Inc.
175,000	1.350%, 3/15/2018	175,627
	Altria Group, Inc.
150,000	4.250%, 8/9/2042	141,353
	Anheuser-Busch InBev Worldwide, Inc.
150,000	1.375%, 7/15/2017	151,249

Principal Amount	Long-Term Fixed Income (35.5%)	Value
Consumer Non-Cyclical (0.8%) - continued
	Cargill, Inc.
$175,000	4.100%, 11/1/2042[g]	$168,035
	Colgate-Palmolive Company
250,000	1.250%, 5/1/2014	252,456
	Dr Pepper Snapple Group, Inc.
125,000	2.700%, 11/15/2022	123,545
	Heineken NV
25,000	1.400%, 10/1/2017[g]	24,886
125,000	2.750%, 4/1/2023[g]	122,754
	McKesson Corporation
125,000	2.700%, 12/15/2022	123,952
	Medtronic, Inc.
125,000	1.375%, 4/1/2018	125,000
	Mylan, Inc.
125,000	3.125%, 1/15/2023[g]	123,085
	Reynolds American, Inc.
75,000	1.050%, 10/30/2015	75,027
100,000	3.250%, 11/1/2022	98,869
	Wyeth, LLC
150,000	6.000%, 2/15/2036	194,403

	Total	2,052,065

Energy (0.6%)
	Energy Transfer Partners, LP
300,000	6.700%, 7/1/2018	361,966
	EOG Resources, Inc.
125,000	2.625%, 3/15/2023	123,443
	Marathon Oil Corporation
175,000	2.800%, 11/1/2022	170,832
	Petro-Canada
200,000	6.800%, 5/15/2038	260,815
	Phillips 66
175,000	1.950%, 3/5/2015	178,844
	Rowan Companies, Inc.
100,000	4.875%, 6/1/2022	108,699
	Transocean, Inc.
200,000	6.375%, 12/15/2021	232,855

	Total	1,437,454

Financials (3.0%)
	American Tower Trust I
125,000	1.551%, 3/15/2018[g]	125,486
	Australia and New Zealand Banking Group, Ltd.
150,000	1.000%, 10/6/2015[g]	151,140
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
100,000	4.125%, 11/9/2022[g]	100,500
	Bank of America Corporation
125,000	1.500%, 10/9/2015	125,413
75,000	5.875%, 2/7/2042	89,102
	Barclays Bank plc
200,000	5.000%, 9/22/2016	224,632
	Berkshire Hathaway Finance Corporation
150,000	1.600%, 5/15/2017	152,979
	Camden Property Trust
50,000	2.950%, 12/15/2022	48,845
	Chubb Corporation
150,000	6.500%, 5/15/2038	203,215
	Citigroup, Inc.
82,000	1.238%, 4/1/2014[e]	82,391

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Balanced Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (35.5%)	Value
Financials (3.0%) - continued
$125,000	4.050%, 7/30/2022	$129,128
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
100,000	4.750%, 1/15/2020[g]	112,830
	Credit Suisse AG Guernsey
350,000	1.625%, 3/6/2015[g]	356,750
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[g]	200,897
	Duke Realty, LP
125,000	3.875%, 10/15/2022	128,301
	General Electric Capital Corporation
225,000	5.875%, 1/14/2038	262,347
	Goldman Sachs Group, Inc.
200,000	2.375%, 1/22/2018	202,726
	HCP, Inc.
175,000	3.750%, 2/1/2016	186,793
	Health Care REIT, Inc.
300,000	6.125%, 4/15/2020	354,684
	HSBC Holdings plc
200,000	6.800%, 6/1/2038	255,623
	ING Bank NV
200,000	2.625%, 12/5/2022[g]	198,948
	J.P. Morgan Chase & Company
175,000	2.000%, 8/15/2017	178,200
100,000	1.201%, 1/25/2018[e]	100,658
	Liberty Mutual Group, Inc.
75,000	4.950%, 5/1/2022[g]	82,237
	Macquarie Bank, Ltd.
100,000	5.000%, 2/22/2017[g]	110,357
	MassMutual Global Funding II
150,000	2.000%, 4/5/2017[g]	153,760
	MetLife, Inc.
150,000	1.756%, 12/15/2017	151,842
	National Australia Bank, Ltd.
175,000	2.000%, 6/20/2017[g]	181,370
	Nordea Bank AB
175,000	3.125%, 3/20/2017[g]	185,045
	Northern Trust Corporation
250,000	3.450%, 11/4/2020	271,193
	PNC Financial Services Group, Inc.
175,000	2.854%, 11/9/2022	173,327
	Preferred Term Securities XXIII, Ltd.
910,382	0.480%, 12/22/2036[e,f]	660,027
	Principal Life Global Funding II
150,000	1.000%, 12/11/2015[g]	150,413
	Realty Income Corporation
125,000	2.000%, 1/31/2018	125,814
	Skandinaviska Enskilda Banken AB
200,000	1.750%, 3/19/2018[g]	199,900
	Svenska Handelsbanken AB
250,000	1.625%, 3/21/2018	249,288
	Swedbank AB
200,000	1.750%, 3/12/2018[g]	199,212
	Swedbank Hypotek AB
200,000	1.375%, 3/28/2018[g]	199,904
	UBS AG/London
250,000	1.875%, 1/23/2015[g]	255,715
	UnitedHealth Group, Inc.
175,000	1.400%, 10/15/2017	176,269

Principal Amount	Long-Term Fixed Income (35.5%)	Value
Financials (3.0%) - continued
	Ventas Realty, LP
$125,000	2.700%, 4/1/2020	$125,415
75,000	4.250%, 3/1/2022	80,570
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[h,i]	0
	Wells Fargo & Company
75,000	3.450%, 2/13/2023	75,504

	Total	7,778,750

Foreign Government (1.7%)
	Bank Nederlandse Gemeenten NV
300,000	4.375%, 2/16/2021[g]	349,740
	Chile Government International Bond
150,000	3.875%, 8/5/2020	165,525
	Kommunalbanken AS
235,000	1.000%, 9/26/2017[g]	234,462
	Kommuninvest I Sverige AB
175,000	1.000%, 10/24/2017[g]	174,895
	Province of British Columbia
625,000	2.650%, 9/22/2021	653,076
	Province of Manitoba
325,000	1.300%, 4/3/2017	331,045
	Province of New Brunswick
250,000	2.750%, 6/15/2018	268,755
	Province of Newfoundland
500,000	8.650%, 10/22/2022	729,002
	Province of Ontario
200,000	1.200%, 2/14/2018	200,286
	Province of Quebec
600,000	4.875%, 5/5/2014	629,796
	Sweden Government International Bond
175,000	0.375%, 12/22/2015[g]	174,823
150,000	0.375%, 3/29/2016[g]	149,552

	Total	4,060,957

Mortgage-Backed Securities (8.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,236	6.000%, 2/1/2014	2,297
4,808	5.500%, 4/1/2014	5,116
3,793	6.000%, 4/1/2014	3,829
1,519	6.000%, 4/1/2014	1,560
5,197	6.500%, 6/1/2014	5,354
4,241	7.500%, 9/1/2014	4,412
207,536	5.500%, 12/1/2017	222,418
2,175,000	2.500%, 4/1/2028[j]	2,251,805
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
13,699	6.500%, 4/1/2024	15,710
21,818	9.000%, 11/1/2024	26,087
1,132	9.000%, 4/1/2025	1,368
1,413	7.000%, 9/1/2025	1,664
1,169	8.500%, 9/1/2025	1,397
679	6.500%, 5/1/2026	790
4,406	6.000%, 7/1/2026	4,868
1,143	7.500%, 7/1/2026	1,333
2,108	8.000%, 11/1/2026	2,490
1,632	7.500%, 1/1/2027	1,903
2,175	6.500%, 2/1/2027	2,542

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Balanced Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (35.5%)	Value
Mortgage-Backed Securities (8.3%) - continued
$4,647	7.000%, 2/1/2027	$5,525
16,989	8.000%, 3/1/2027	20,065
2,782	7.500%, 4/1/2027	3,253
7,913	8.000%, 6/1/2027	9,371
2,125	8.500%, 7/1/2027	2,552
3,103	7.000%, 9/1/2027	3,689
5,871	8.000%, 10/1/2027	6,953
4,484	7.500%, 11/1/2027	5,243
3,034	7.500%, 12/1/2027	3,547
14,259	6.500%, 6/1/2028	16,722
10,135	7.000%, 10/1/2028	12,096
55,893	6.500%, 11/1/2028	65,547
23,436	6.000%, 3/1/2029	26,173
12,722	6.500%, 4/1/2029	14,867
21,243	6.000%, 5/1/2029	23,724
25,857	7.000%, 5/1/2029	30,736
8,861	6.500%, 7/1/2029	10,355
17,603	6.500%, 8/1/2029	20,570
4,773	7.000%, 9/1/2029	5,674
5,719	7.000%, 10/1/2029	6,798
6,344	7.500%, 11/1/2029	7,459
8,298	7.000%, 1/1/2030	9,818
13,912	7.500%, 1/1/2030	16,399
4,425	8.000%, 8/1/2030	5,278
13,334	6.000%, 3/1/2031	14,892
47,739	6.000%, 6/1/2031	53,314
51,094	6.000%, 1/1/2032	57,062
1,100,000	3.000%, 4/1/2043[j]	1,129,562
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
1,957	6.000%, 11/1/2013	1,975
8,521	5.500%, 12/1/2013	9,128
5,266	6.000%, 12/1/2013	5,272
858	7.500%, 4/1/2015	910
3,275,000	2.500%, 4/1/2028[j]	3,397,301
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,671	10.500%, 8/1/2020	3,055
4,849	9.500%, 4/1/2025	5,909
1,346	8.500%, 11/1/2025	1,607
4,150	6.500%, 2/1/2026	4,828
1,961	7.000%, 3/1/2026	2,319
2,400	6.500%, 4/1/2026	2,792
1,389	8.500%, 5/1/2026	1,662
1,559	7.500%, 7/1/2026	1,816
7,404	7.500%, 8/1/2026	8,624
1,359	8.000%, 8/1/2026	1,604
5,200	7.000%, 11/1/2026	6,150
1,407	8.000%, 11/1/2026	1,660
577	7.500%, 12/1/2026	672
2,161	7.000%, 3/1/2027	2,556
1,005	7.500%, 5/1/2027	1,174
6,796	6.500%, 7/1/2027	7,937
1,011	7.500%, 8/1/2027	1,181
21,572	8.000%, 9/1/2027	25,522
4,185	7.000%, 10/1/2027	4,971
3,660	8.000%, 12/1/2027	4,330
9,716	6.500%, 2/1/2028	11,346
2,462	7.000%, 2/1/2028	2,925
46,595	6.500%, 7/1/2028	54,603

Principal Amount	Long-Term Fixed Income (35.5%)	Value
Mortgage-Backed Securities (8.3%) - continued
$23,689	7.000%, 8/1/2028	$28,252
4,100	6.500%, 11/1/2028	4,805
24,522	6.500%, 11/1/2028	28,736
941	7.000%, 11/1/2028	1,123
19,462	6.000%, 12/1/2028	21,806
17,501	7.000%, 12/1/2028	20,872
14,294	6.000%, 3/1/2029	16,016
14,140	6.500%, 6/1/2029	16,608
21,118	6.000%, 7/1/2029	23,661
1,905	6.500%, 7/1/2029	2,237
29,788	7.500%, 8/1/2029	34,990
20,288	7.000%, 11/1/2029	24,206
8,333	7.000%, 11/1/2029	9,942
8,936	8.500%, 4/1/2030	10,771
8,084	7.500%, 8/1/2030	9,519
50,738	6.500%, 7/1/2031	59,805
16,780	6.500%, 10/1/2031	19,778
21,795	6.500%, 12/1/2031	25,690
29,972	6.500%, 5/1/2032	35,373
140,864	6.500%, 7/1/2032	166,251
1,275,000	3.000%, 4/1/2043[j]	1,315,043
5,425,000	3.500%, 4/1/2043[j]	5,728,461
4,500,000	4.000%, 4/1/2043[j]	4,797,422
	Government National Mortgage Association 15-Yr. Pass Through
7,216	6.000%, 7/15/2014	7,469
	Government National Mortgage Association 30-Yr. Pass Through
3,048	9.500%, 1/15/2025	3,661
10,399	7.000%, 1/15/2026	12,308
9,413	7.000%, 1/15/2026	11,141
4,371	7.000%, 4/15/2026	5,174
8,462	6.000%, 5/15/2026	9,554
8,974	7.000%, 6/15/2026	10,622
6,300	8.500%, 6/15/2026	7,436
2,232	8.500%, 7/15/2026	2,635
8,657	8.000%, 9/15/2026	10,091
3,262	7.500%, 10/15/2026	3,758
1,541	8.000%, 11/15/2026	1,796
550	8.500%, 11/15/2026	649
1,619	9.000%, 12/15/2026	1,925
12,076	7.500%, 4/15/2027	13,946
4,275	8.000%, 6/20/2027	4,992
385	8.000%, 8/15/2027	450
26,947	6.500%, 10/15/2027	31,494
12,807	7.000%, 10/15/2027	15,226
1,052	7.000%, 11/15/2027	1,250
21,360	7.000%, 11/15/2027	25,394
53,419	7.000%, 7/15/2028	63,755
15,252	7.500%, 7/15/2028	17,657
24,774	6.500%, 9/15/2028	29,053
32,120	6.000%, 12/15/2028	36,706
21,365	6.500%, 1/15/2029	25,132
116,903	6.500%, 3/15/2029	137,516
25,917	6.500%, 4/15/2029	30,487
17,358	7.000%, 4/15/2029	20,706
40,807	6.000%, 6/15/2029	46,557
28,992	7.000%, 6/15/2029	34,584
10,130	8.000%, 5/15/2030	11,904
25,776	7.000%, 9/15/2031	30,666

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Balanced Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (35.5%)	Value
Mortgage-Backed Securities (8.3%) - continued
$29,011	6.500%, 2/15/2032	$34,376

	Total	20,819,453

Technology (0.1%)
	Motorola Solutions, Inc.
125,000	3.500%, 3/1/2023	125,737
	Oracle Corporation
175,000	1.200%, 10/15/2017	175,193

	Total	300,930

Transportation (0.2%)
	Canadian Pacific Railway Company
150,000	7.125%, 10/15/2031	192,488
	Continental Airlines, Inc.
175,000	4.150%, 4/11/2024	181,781
	Delta Air Lines, Inc.
130,400	4.950%, 5/23/2019[b]	141,810

	Total	516,079

U.S. Government and Agencies (14.1%)
	Federal Home Loan Mortgage Corporation
1,000,000	0.875%, 3/7/2018	998,022
175,000	1.250%, 10/2/2019	173,764
	Federal National Mortgage Association
1,500,000	5.625%, 4/17/2028	1,967,620
	Resolution Funding Corporation
1,000,000	8.625%, 1/15/2021	1,519,523
	Tennessee Valley Authority
150,000	5.250%, 9/15/2039	191,389
	U.S. Treasury Bonds
2,975,000	3.000%, 5/15/2042	2,912,709
	U.S. Treasury Notes
2,000,000	0.750%, 6/15/2014	2,013,360
3,500,000	2.375%, 8/31/2014	3,606,778
2,650,000	0.250%, 10/31/2014	2,651,140
500,000	0.250%, 11/30/2014	500,196
6,625,000	0.375%, 2/15/2016	6,629,141
1,000,000	2.625%, 2/29/2016	1,065,625
2,150,000	1.000%, 10/31/2016	2,189,809
750,000	3.000%, 2/28/2017	821,250
1,000,000	2.375%, 6/30/2018	1,079,688
6,305,000	1.375%, 1/31/2020	6,376,915
850,000	1.625%, 8/15/2022	839,043

	Total	35,535,972

Utilities (1.2%)
	American Electric Power Company, Inc.
150,000	1.650%, 12/15/2017	150,506
	Commonwealth Edison Company
225,000	5.900%, 3/15/2036	285,640
	DCP Midstream Operating, LP
150,000	3.875%, 3/15/2023	150,811
	Duke Energy Carolinas, LLC
175,000	4.000%, 9/30/2042	172,021
	El Paso Pipeline Partners Operating Company, LLC
175,000	4.700%, 11/1/2042	166,154

Principal Amount	Long-Term Fixed Income (35.5%)	Value
Utilities (1.2%) - continued
	Kansas City Power & Light Company
$150,000	3.150%, 3/15/2023	$152,063
	Kinder Morgan Energy Partners, LP
150,000	5.300%, 9/15/2020	175,507
	NiSource Finance Corporation
150,000	3.850%, 2/15/2023	154,763
	NSTAR Electric Company
175,000	2.375%, 10/15/2022	171,563
	ONEOK Partners, LP
225,000	6.650%, 10/1/2036	270,341
	PPL Capital Funding, Inc.
175,000	3.500%, 12/1/2022	176,292
	Public Service Company of Colorado
150,000	3.600%, 9/15/2042	141,406
	Sempra Energy
175,000	2.300%, 4/1/2017	181,894
	Southern California Edison Company
225,000	5.000%, 1/15/2014	232,995
	Southern California Gas Company
175,000	3.750%, 9/15/2042	171,024
	Williams Partners, LP
125,000	3.350%, 8/15/2022	123,618

	Total	2,876,598

	Total Long-Term Fixed Income (cost $87,953,725)	89,129,926

Shares	Collateral Held for Securities Loaned (0.3%)	Value
850,445	Thrivent Cash Management Trust	850,445

	Total Collateral Held for Securities Loaned (cost $850,445)	850,445

Shares or Principal Amount	Short-Term Investments (7.2%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.100%, 6/7/2013[c,k]	99,981
18,113,834	Thrivent Cash Management Trust	18,113,834

	Total Short-Term Investments (at amortized cost)	18,213,815

	Total Investments (cost $219,089,947) 107.6%	$270,499,159

	Other Assets and Liabilities, Net (7.6%)	(19,077,655)

	Total Net Assets 100.0%	$251,421,504

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At March 28, 2013, $542,611 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	All or a portion of the security is insured or guaranteed.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Balanced Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Portfolio owned as of March 28, 2013.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$910,382
Wachovia Asset Securitization, Inc.	3/16/2007	$764,302

g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $9,771,892 or 3.9% of total net assets.

h	Defaulted security. Interest is not being accrued.
i	Security is fair valued.
j	Denotes investments purchased on a when-issued or delayed delivery basis.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$73,573,271
Gross unrealized depreciation	(22,164,059)

Net unrealized appreciation (depreciation)	$51,409,212
Cost for federal income tax purposes	$219,089,947

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Balanced Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Balanced Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	19,120,103	19,120,103	–	–
Consumer Staples	17,783,912	17,783,912	–	–
Energy	17,709,293	17,709,293	–	–
Financials	25,825,933	25,825,933	–	–
Health Care	20,213,440	20,213,440	–	–
Industrials	16,363,490	16,363,490	–	–
Information Technology	29,422,434	29,422,434	–	–
Materials	5,380,495	5,380,495	–	–
Telecommunications Services	4,811,194	4,811,194	–	–
Utilities	5,674,679	5,674,679	–	–
Long-Term Fixed Income
Asset-Backed Securities	3,218,782	–	3,218,782	–
Basic Materials	477,451	–	477,451	–
Capital Goods	1,090,145	–	1,090,145	–
Collateralized Mortgage Obligations	74,246	–	74,246	–
Commercial Mortgage-Backed
Securities	6,429,735	–	6,429,735	–
Communications Services	1,429,626	–	1,429,626	–
Consumer Cyclical	1,031,683	–	1,031,683	–
Consumer Non-Cyclical	2,052,065	–	2,052,065	–
Energy	1,437,454	–	1,437,454	–
Financials^	7,778,750	–	7,118,723	660,027
Foreign Government	4,060,957	–	4,060,957	–
Mortgage-Backed Securities	20,819,453	–	20,819,453	–
Technology	300,930	–	300,930	–
Transportation	516,079	–	516,079	–
U.S. Government and Agencies	35,535,972	–	35,535,972	–
Utilities	2,876,598	–	2,876,598	–
Collateral Held for Securities Loaned	850,445	850,445	–	–
Short-Term Investments	18,213,815	18,113,834	99,981	–
Total	$270,499,159	$181,269,252	$88,569,880	$660,027

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	40,100	40,100	–	–
Total Asset Derivatives	$40,100	$40,100	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	13	June 2013	$5,038,675	$5,078,775	$40,100
Total Futures Contracts					$40,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Balanced Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust-Collateral Investment	$1,012,103	$1,876,654	$2,038,312	850,445	$850,445	$1,567
Cash Management Trust- Short Term Investment	20,676,563	13,664,215	16,226,944	18,113,834	18,113,834	4,414
Total Value and Income Earned	21,688,666				18,964,279	5,981

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

High Yield Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value
Communications Services (1.1%)
	Clear Channel Communications, Inc., Term Loan
$6,355,000	2.553%, 1/29/2016[b,c]	$5,628,941
	Integra Telecom Holdings, Inc., Term Loan
2,130,000	6.000%, 2/18/2020	2,156,966
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,650,000	0.000%, 3/18/2019[b,c]	2,555,607

	Total	10,341,514

Consumer Non-Cyclical (0.8%)
	Albertsons, LLC, Term Loan
3,000,000	2.500%, 2/26/2016[b,c]	3,048,750
	HCA, Inc., Term Loan
4,729,546	3.454%, 5/1/2018	4,769,132

	Total	7,817,882

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,650,000	8.250%, 2/28/2019	2,707,982

	Total	2,707,982

Technology (0.5%)
	First Data Corporation Extended, Term Loan
4,280,676	4.204%, 3/26/2018	4,261,970

	Total	4,261,970

	Total Bank Loans (cost $24,647,297)	25,129,348

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan
	Trust
2,576,556	5.746%, 5/25/2036	1,896,878
1,800,000	6.011%, 5/25/2036	1,316,851

	Total	3,213,729

Basic Materials (7.7%)
	Ainsworth Lumber Company, Ltd.
1,050,000	7.500%, 12/15/2017[d]	1,144,500
	APERAM
1,570,000	7.750%, 4/1/2018[d]	1,562,150
	Arch Coal, Inc.
1,060,000	7.000%, 6/15/2019[e]	956,650
1,650,000	7.250%, 10/1/2020[e]	1,485,000
	CONSOL Energy, Inc.
1,900,000	8.000%, 4/1/2017	2,052,000
2,770,000	8.250%, 4/1/2020	3,067,775
	FMG Resources Property, Ltd.
2,630,000	7.000%, 11/1/2015[d]	2,754,925
1,590,000	6.000%, 4/1/2017[d,e]	1,633,725
3,700,000	6.875%, 2/1/2018[d,e]	3,889,625
4,390,000	8.250%, 11/1/2019[d,e]	4,735,713
	Graphic Packaging International, Inc.
800,000	9.500%, 6/15/2017	850,000

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Basic Materials (7.7%) - continued
$1,600,000	7.875%, 10/1/2018	$1,764,000
790,000	4.750%, 4/15/2021[c]	799,875
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
3,220,000	8.875%, 2/1/2018[e]	3,332,700
3,150,000	9.000%, 11/15/2020[e]	2,992,500
	Inmet Mining Corporation
3,800,000	8.750%, 6/1/2020[d]	4,218,000
	LyondellBasell Industries NV
2,660,000	5.000%, 4/15/2019	3,005,800
1,600,000	6.000%, 11/15/2021	1,896,000
	Midwest Vanadium, Pty. Ltd.
3,430,000	11.500%, 2/15/2018[f]	2,160,900
	NOVA Chemicals Corporation
5,610,000	8.625%, 11/1/2019	6,311,250
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	4,453,625
	Resolute Forest Products
4,124,000	10.250%, 10/15/2018	4,732,290
	Ryerson, Inc.
2,100,000	9.000%, 10/15/2017[d]	2,294,250
	Sappi Papier Holding GmbH
1,580,000	8.375%, 6/15/2019[d]	1,753,800
	Severstal Columbus, LLC
1,600,000	10.250%, 2/15/2018	1,732,000
	Tembec Industries, Inc.
3,180,000	11.250%, 12/15/2018	3,513,900
	US Coatings Acquisition, Inc./Flash Dutch 2 BV
1,580,000	7.375%, 5/1/2021[d,e]	1,662,950

	Total	70,755,903

Capital Goods (8.2%)
	BE Aerospace, Inc.
3,720,000	6.875%, 10/1/2020	4,115,250
	Case New Holland, Inc.
2,550,000	7.875%, 12/1/2017	2,983,500
	Cemex Finance, LLC
2,630,000	9.375%, 10/12/2017[d]	3,057,375
	Cemex SAB de CV
2,630,000	9.000%, 1/11/2018[d]	2,912,725
	CNH Capital, LLC
1,500,000	3.875%, 11/1/2015	1,537,500
	Coleman Cable, Inc.
2,420,000	9.000%, 2/15/2018	2,619,650
	EnergySolutions, Inc.
2,650,000	10.750%, 8/15/2018	2,762,625
	Liberty Tire Recycling
2,130,000	11.000%, 10/1/2016[f]	2,108,700
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020	5,344,900
	Milacron, LLC
2,640,000	7.750%, 2/15/2021[d]	2,729,100
	Nortek, Inc.
3,160,000	10.000%, 12/1/2018	3,539,200
1,000,000	8.500%, 4/15/2021[d]	1,107,500
3,140,000	8.500%, 4/15/2021	3,485,400
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	4,059,900
	RBS Global, Inc.
4,520,000	8.500%, 5/1/2018	4,955,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

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Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Capital Goods (8.2%) - continued
	Reynolds Group Issuer, Inc.
$1,580,000	9.000%, 4/15/2019	$1,670,850
2,660,000	9.875%, 8/15/2019	2,916,025
2,100,000	5.750%, 10/15/2020	2,139,375
2,630,000	8.250%, 2/15/2021	2,708,900
	RSC Equipment Rental, Inc.
3,120,000	8.250%, 2/1/2021	3,533,400
	Sealed Air Corporation
1,650,000	8.375%, 9/15/2021[d]	1,889,250
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	4,079,175
	Tekni-Plex, Inc.
3,700,000	9.750%, 6/1/2019[d]	4,088,500
	United Rentals North America, Inc.
1,070,000	7.375%, 5/15/2020	1,187,700
	UR Financing Escrow Corporation
4,250,000	7.625%, 4/15/2022	4,749,375

	Total	76,280,925

Communications Services (19.2%)
	Altice Financing SA
520,000	7.875%, 12/15/2019[d,e]	567,008
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[d]	1,176,000
	AMC Networks, Inc.
5,310,000	7.750%, 7/15/2021	6,013,575
	CCO Holdings, LLC
4,250,000	7.250%, 10/30/2017	4,584,688
2,110,000	7.000%, 1/15/2019	2,273,525
800,000	7.375%, 6/1/2020	887,000
	CenturyLink, Inc.
1,210,000	5.625%, 4/1/2020[e]	1,237,225
	Cequel Communications Escrow 1, LLC
3,500,000	6.375%, 9/15/2020[d]	3,631,250
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022[d]	5,275,000
	Crown Castle International Corporation
5,000,000	5.250%, 1/15/2023	5,087,500
	Digicel Group, Ltd.
5,290,000	6.000%, 4/15/2021[d]	5,263,550
	Digicel, Ltd.
4,210,000	8.250%, 9/1/2017[d]	4,452,075
1,680,000	7.000%, 2/15/2020[d]	1,755,600
	Dish DBS Corporation
2,480,000	5.875%, 7/15/2022	2,600,900
	Eileme 2 AB
4,260,000	11.625%, 1/31/2020[d]	4,962,900
	Frontier Communications Corporation
3,190,000	8.250%, 4/15/2017	3,732,300
	Hughes Satellite Systems Corporation
4,850,000	6.500%, 6/15/2019	5,322,875
	Intelsat Jackson Holdings SA
7,970,000	7.250%, 10/15/2020	8,757,037
1,580,000	6.625%, 12/15/2022[d,e]	1,672,825
	Intelsat Luxembourg SA
7,040,000	11.250%, 2/4/2017	7,497,600
3,502,153	11.500%, 2/4/2017	3,719,286

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Communications Services (19.2%) - continued
$3,710,000	7.750%, 6/1/2021[c,d]	$3,774,925
	Lamar Media Corporation
2,950,000	5.000%, 5/1/2023	2,950,000
	Leap Wireless International, Inc., Convertible
4,420,000	4.500%, 7/15/2014[e]	4,502,875
	Level 3 Financing, Inc.
4,230,000	8.625%, 7/15/2020	4,716,450
	Lynx I Corporation
790,000	5.375%, 4/15/2021[d]	821,600
	McGraw-Hill Global Education Holdings, LLC
5,295,000	9.750%, 4/1/2021[d]	5,242,050
	MDC Partners, Inc.
2,650,000	6.750%, 4/1/2020[d]	2,676,500
	Satmex Escrow SA de CV
5,230,000	9.500%, 5/15/2017	5,543,800
	Sprint Nextel Corporation
8,680,000	9.000%, 11/15/2018[d]	10,730,650
2,870,000	7.000%, 3/1/2020[d]	3,343,550
2,630,000	7.000%, 8/15/2020	2,893,000
4,000,000	6.000%, 11/15/2022	4,110,000
	Telesat Canada
5,790,000	6.000%, 5/15/2017[d]	6,050,550
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[d]	5,240,250
	Univision Communications, Inc.
3,000,000	6.750%, 9/15/2022[d]	3,240,000
	UPC Holding BV
4,500,000	9.875%, 4/15/2018[d]	5,023,125
	UPCB Finance V, Ltd.
1,600,000	7.250%, 11/15/2021[d]	1,768,000
	Virgin Media Finance plc
1,196,000	8.375%, 10/15/2019	1,336,530
950,000	4.875%, 2/15/2022	961,875
2,780,000	5.250%, 2/15/2022	2,825,175
	WideOpenWest Finance, LLC
5,120,000	10.250%, 7/15/2019[d]	5,696,000
	Wind Acquisition Finance SA
5,260,000	11.750%, 7/15/2017[d]	5,575,600
	XM Satellite Radio, Inc.
3,680,000	7.625%, 11/1/2018[d]	4,061,800
	Zayo Group, LLC
3,425,000	8.125%, 1/1/2020	3,836,000

	Total	177,390,024

Consumer Cyclical (12.6%)
	Algeco Scotsman Global Finance plc
3,680,000	8.500%, 10/15/2018[d]	3,946,800
	Beazer Homes USA, Inc.
1,050,000	9.125%, 6/15/2018	1,128,750
3,530,000	9.125%, 5/15/2019	3,803,575
	Brookfield Residential Properties, Inc.
2,630,000	6.500%, 12/15/2020[d]	2,814,100
	Burlington Coat Factory Warehouse Corporation
3,650,000	10.000%, 2/15/2019	4,051,500
	Choice Hotels International, Inc.
2,120,000	5.750%, 7/1/2022	2,353,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

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Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Consumer Cyclical (12.6%) - continued
	Chrysler Group, LLC
$2,770,000	8.000%, 6/15/2019[e]	$3,036,612
2,600,000	8.250%, 6/15/2021[e]	2,902,250
	DineEquity, Inc.
4,200,000	9.500%, 10/30/2018[e]	4,788,000
	Eldorado Resorts, LLC
4,820,000	8.625%, 6/15/2019[f]	4,753,725
	General Motors Financial Company, Inc.
2,900,000	4.750%, 8/15/2017[d]	3,024,494
1,310,000	6.750%, 6/1/2018	1,483,575
	Jaguar Land Rover Automotive plc
1,050,000	5.625%, 2/1/2023[d,e]	1,090,688
	KB Home
1,070,000	7.250%, 6/15/2018	1,177,000
2,000,000	8.000%, 3/15/2020[e]	2,305,000
1,580,000	7.500%, 9/15/2022	1,773,550
	Lear Corporation
1,760,000	7.875%, 3/15/2018	1,909,600
1,760,000	8.125%, 3/15/2020	1,962,400
1,110,000	4.750%, 1/15/2023[d]	1,082,250
	Limited Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,774,100
1,860,000	5.625%, 2/15/2022	1,971,600
	MCE Finance, Ltd.
2,370,000	5.000%, 2/15/2021[d]	2,393,700
	MGM Resorts International
5,365,000	10.000%, 11/1/2016	6,397,762
	NCL Corporation, Ltd.
2,100,000	5.000%, 2/15/2018[d]	2,139,375
3,594,000	9.500%, 11/15/2018	4,061,220
	Realogy Corporation
2,980,000	11.500%, 4/15/2017	3,169,975
	RHP Hotel Properties, LP
1,320,000	5.000%, 4/15/2021[c,d]	1,329,900
	ROC Finance, LLC
4,780,000	12.125%, 9/1/2018[d]	5,544,800
	Royal Caribbean Cruises, Ltd.
4,500,000	5.250%, 11/15/2022	4,556,250
	Seminole Indian Tribe of Florida
4,735,000	7.804%, 10/1/2020[d]	5,021,231
	Seven Seas Cruises S de RL, LLC
5,270,000	9.125%, 5/15/2019[d]	5,704,775
	Six Flags Entertainment Corporation
5,230,000	5.250%, 1/15/2021[d]	5,236,538
	Studio City Finance, Ltd.
5,240,000	8.500%, 12/1/2020[d]	5,750,900
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015[f]	4,197,600
	West Corporation
4,650,000	8.625%, 10/1/2018	5,045,250
2,360,000	7.875%, 1/15/2019	2,513,400

	Total	116,195,445

Consumer Non-Cyclical (10.9%)
	Biomet, Inc.
3,160,000	6.500%, 8/1/2020[d]	3,353,550
4,190,000	6.500%, 10/1/2020[d]	4,307,844
	CDRT Holding Corporation
2,630,000	9.250%, 10/1/2017[d]	2,728,625
	Community Health Systems, Inc.
2,110,000	5.125%, 8/15/2018	2,210,225

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Consumer Non-Cyclical (10.9%) - continued
$3,440,000	8.000%, 11/15/2019	$3,809,800
	DaVita HealthCare Partners, Inc.
1,580,000	5.750%, 8/15/2022	1,641,225
	Del Monte Corporation
1,300,000	7.625%, 2/15/2019	1,348,750
	DJO Finance, LLC
3,650,000	8.750%, 3/15/2018	4,069,750
	Emergency Medical Services Corporation
5,370,000	8.125%, 6/1/2019	5,893,575
	Endo Health Solutions, Inc.
3,160,000	7.250%, 1/15/2022	3,397,000
	Fresenius Medical Care US Finance, Inc.
2,660,000	6.500%, 9/15/2018[d]	3,032,400
1,060,000	5.750%, 2/15/2021[d]	1,168,650
	Grifols, Inc.
4,380,000	8.250%, 2/1/2018	4,818,000
	HCA, Inc.
5,180,000	7.500%, 2/15/2022	5,957,000
3,860,000	4.750%, 5/1/2023	3,840,700
	Ingles Markets, Inc.
1,600,000	8.875%, 5/15/2017	1,678,000
	JBS Finance II, Ltd.
5,050,000	8.250%, 1/29/2018[f]	5,529,750
	JBS USA, LLC/JBS USA Finance, Inc.
3,150,000	11.625%, 5/1/2014	3,488,625
	Libbey Glass, Inc.
3,690,000	6.875%, 5/15/2020	3,980,587
	Michael Foods Holding, Inc.
1,050,000	8.500%, 7/15/2018[d]	1,084,125
	Michael Foods, Inc.
4,240,000	9.750%, 7/15/2018	4,717,000
	Revlon Consumer Products Corporation
5,260,000	5.750%, 2/15/2021[d]	5,279,725
	Rite Aid Corporation
2,870,000	7.500%, 3/1/2017	2,952,512
2,060,000	9.500%, 6/15/2017	2,160,425
	Spectrum Brands Escrow Corporation
2,220,000	6.375%, 11/15/2020[d]	2,383,725
2,030,000	6.625%, 11/15/2022[d]	2,202,550
	Teleflex, Inc.
4,210,000	6.875%, 6/1/2019	4,557,325
	Visant Corporation
4,890,000	10.000%, 10/1/2017	4,462,125
	Warner Chilcott Company, LLC
4,565,000	7.750%, 9/15/2018	4,878,844

	Total	100,932,412

Energy (12.0%)
	Bristow Group, Inc.
3,180,000	6.250%, 10/15/2022[e]	3,434,400
	Chaparral Energy, Inc.
1,500,000	7.625%, 11/15/2022[d]	1,623,750
2,650,000	7.625%, 11/15/2022	2,895,125
	Concho Resources, Inc.
5,240,000	6.500%, 1/15/2022	5,711,600
	Continental Resources, Inc.
3,710,000	5.000%, 9/15/2022	3,941,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

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Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Energy (12.0%) - continued
	Denbury Resources, Inc.
$428,000	8.250%, 2/15/2020	$479,360
3,510,000	6.375%, 8/15/2021[e]	3,825,900
1,210,000	4.625%, 7/15/2023	1,167,650
	Drill Rigs Holdings, Inc.
1,310,000	6.500%, 10/1/2017[d]	1,323,100
	Energy XXI Gulf Coast, Inc.
2,110,000	9.250%, 12/15/2017	2,384,300
1,580,000	7.750%, 6/15/2019	1,694,550
	Exterran Partners, LP
3,500,000	6.000%, 4/1/2021[d]	3,486,875
	Halcon Resources Corporation
5,250,000	8.875%, 5/15/2021[d]	5,656,875
	Harvest Operations Corporation
5,290,000	6.875%, 10/1/2017	5,911,575
	Helix Energy Solutions Group, Inc.
2,316,000	9.500%, 1/15/2016[d]	2,379,690
	Key Energy Services, Inc.
1,590,000	6.750%, 3/1/2021	1,657,575
	Kodiak Oil & Gas Corporation
3,680,000	5.500%, 1/15/2021[d]	3,854,800
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020	2,480,625
2,195,000	7.750%, 2/1/2021	2,354,137
	Markwest Energy Partners, LP
1,729,000	6.250%, 6/15/2022	1,862,998
	MEG Energy Corporation
3,160,000	6.375%, 1/30/2023[d]	3,286,400
	Newfield Exploration Company
3,160,000	5.750%, 1/30/2022	3,381,200
	Northern Tier Energy, LLC
3,020,000	7.125%, 11/15/2020[d]	3,201,200
	Oasis Petroleum, Inc.
2,670,000	7.250%, 2/1/2019	2,896,950
1,590,000	6.500%, 11/1/2021	1,733,100
	Offshore Group Investment, Ltd.
4,230,000	7.125%, 4/1/2023[d]	4,325,175
	Pacific Drilling V, Ltd.
3,140,000	7.250%, 12/1/2017[d]	3,312,700
	Plains Exploration & Production Company
2,500,000	6.125%, 6/15/2019	2,737,500
2,500,000	6.750%, 2/1/2022	2,784,375
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,615,375
1,060,000	6.500%, 12/15/2021	1,131,550
	QEP Resources, Inc.
3,670,000	6.875%, 3/1/2021	4,174,625
	Range Resources Corporation
750,000	5.000%, 8/15/2022	765,000
4,240,000	5.000%, 3/15/2023[d]	4,335,400
	SESI, LLC
1,700,000	6.375%, 5/1/2019	1,827,500
3,200,000	7.125%, 12/15/2021	3,580,000
	United Refining Company
4,710,000	10.500%, 2/28/2018	5,322,300
	Western Refining, Inc.
1,060,000	6.250%, 4/1/2021[d]	1,083,850

	Total	110,620,960

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Financials (8.1%)
	Ally Financial, Inc.
$2,080,000	7.500%, 12/31/2013	$2,168,400
1,810,000	5.500%, 2/15/2017	1,957,955
2,650,000	8.000%, 3/15/2020	3,286,000
5,590,000	7.500%, 9/15/2020	6,819,800
	Aviv Healthcare Properties, LP
5,270,000	7.750%, 2/15/2019	5,665,250
	Banco do Brasil SA/Cayman Islands
1,750,000	6.250%, 12/29/2049[d,g]	1,723,750
	CIT Group, Inc.
2,870,000	5.250%, 4/1/2014[d]	2,981,213
2,410,000	5.000%, 5/15/2017	2,584,725
	Community Choice Financial, Inc.
2,620,000	10.750%, 5/1/2019	2,482,450
	Corrections Corporation of America
1,060,000	4.125%, 4/1/2020[c,d]	1,075,900
	CyrusOne, LP/CyrusOne Finance Corporation
5,040,000	6.375%, 11/15/2022[d]	5,279,400
	DDR Corporation
780,000	4.625%, 7/15/2022	843,743
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	4,055,970
	Eksportfinans ASA
2,670,000	2.375%, 5/25/2016	2,539,838
	Icahn Enterprises, LP
4,730,000	7.750%, 1/15/2016	4,925,112
7,360,000	8.000%, 1/15/2018	7,875,200
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,559,375
1,600,000	8.875%, 9/1/2017	1,924,000
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020[d]	2,696,375
	Milestone Aviation Group, LLC
1,050,000	8.625%, 12/15/2017[d]	1,078,875
	Omega Healthcare Investors, Inc.
6,900,000	5.875%, 3/15/2024	7,348,500
	Speedy Cash Intermediate Holdings Corporation
3,030,000	10.750%, 5/15/2018[d]	3,264,825

	Total	75,136,656

Technology (5.2%)
	Alliance Data Systems Corporation
4,190,000	5.250%, 12/1/2017[d]	4,347,125
3,840,000	6.375%, 4/1/2020[d]	4,137,600
	Amkor Technology, Inc.
3,130,000	6.625%, 6/1/2021[e]	3,161,300
	Brocade Communications Systems, Inc.
3,790,000	4.625%, 1/15/2023[d]	3,666,825
	Equinix, Inc.
3,770,000	8.125%, 3/1/2018	4,165,850
1,050,000	7.000%, 7/15/2021	1,165,500
	First Data Corporation
3,680,000	11.250%, 3/31/2016[e]	3,698,400
1,000,000	7.375%, 6/15/2019[d]	1,063,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

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Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Technology (5.2%) - continued
$1,850,000	12.625%, 1/15/2021	$2,004,937
	Flextronics International, Ltd.
3,000,000	4.625%, 2/15/2020[d]	3,030,000
	Freescale Semiconductor, Inc.
2,110,000	8.050%, 2/1/2020[e]	2,231,325
2,400,000	10.750%, 8/1/2020	2,724,000
	Infor US, Inc.
3,090,000	9.375%, 4/1/2019	3,503,288
	NXP BV/NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[d]	3,789,300
	Seagate HDD Cayman
3,140,000	7.750%, 12/15/2018	3,442,225
	Sensata Technologies BV
2,100,000	6.500%, 5/15/2019[d,e]	2,262,750

	Total	48,394,175

Transportation (3.6%)
	American Petroleum Tankers, LLC
1,204,000	10.250%, 5/1/2015	1,243,130
	Avis Budget Car Rental, LLC
5,830,000	8.250%, 1/15/2019	6,464,012
	Avis Budget Group, Inc.
3,550,000	5.500%, 4/1/2023[c,d]	3,541,125
	CMA CGM SA
4,710,000	8.500%, 4/15/2017[d,e]	4,356,750
	Continental Airlines, Inc.
3,000,000	6.750%, 9/15/2015[d]	3,142,500
1,560,000	6.125%, 4/29/2018	1,563,900
530,000	6.250%, 4/11/2020	555,838
	HDTFS, Inc.
790,000	6.250%, 10/15/2022	857,150
	Navios Maritime Acquisition Corporation
1,570,000	8.625%, 11/1/2017	1,561,169
	Navios Maritime Holdings, Inc.
2,910,000	8.875%, 11/1/2017	2,971,837
2,220,000	8.125%, 2/15/2019[e]	2,009,100
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
1,060,000	9.250%, 4/15/2019[d]	1,139,500
1,360,000	9.250%, 4/15/2019	1,462,000
	United Air Lines, Inc.
1,707,682	9.750%, 1/15/2017	1,985,522

	Total	32,853,533

Utilities (4.6%)
	Access Midstream Partners, LP
1,420,000	4.875%, 5/15/2023	1,402,250
	AES Corporation
5,900,000	7.375%, 7/1/2021	6,844,000
	Chesapeake Midstream Partners, LP
930,000	6.125%, 7/15/2022	997,425
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,863,791
1,850,000	6.375%, 10/1/2022	2,013,558
	Crosstex Energy, LP/Crosstex
	Energy Finance Corporation
3,730,000	8.875%, 2/15/2018	4,037,725
1,060,000	7.125%, 6/1/2022[d]	1,123,600

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Utilities (4.6%) - continued
	Energy Future Intermediate Holding Company, LLC
$2,100,000	11.750%, 3/1/2022[d]	$2,415,000
	Holly Energy Partners, LP
2,130,000	8.250%, 3/15/2018	2,305,725
930,000	6.500%, 3/1/2020[d]	988,125
	MarkWest Energy Partners, LP
660,000	4.500%, 7/15/2023	645,975
	NRG Energy, Inc.
5,400,000	6.625%, 3/15/2023[d]	5,724,000
	Regency Energy Partners, LP
3,670,000	6.875%, 12/1/2018	4,000,300
840,000	5.500%, 4/15/2023	898,800
	Rockies Express Pipeline, LLC
1,840,000	6.000%, 1/15/2019[d]	1,803,200
	Targa Resources Partners, LP
4,720,000	5.250%, 5/1/2023[d]	4,908,800

	Total	42,972,274

	Total Long-Term Fixed Income (cost $801,863,139)	854,746,036

Shares	Preferred Stock (0.5%)	Value
Financials (0.5%)
3,381	Ally Financial, Inc., 7.000%[d,g]	3,343,598
62,690	Ally Financial, Inc., 8.500%[g]	1,678,838

	Total	5,022,436

	Total Preferred Stock (cost $3,716,920)	5,022,436

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
2,122	Lear Corporation	116,434
237	Lear Corporation Warrants, $0.01, expires 11/9/2014[h]	25,127
121,520	TVMAX Holdings, Inc.[h,i]	12

	Total	141,573

	Total Common Stock (cost $6,408,807)	141,573

Shares	Collateral Held for Securities Loaned (6.1%)	Value
56,098,489	Thrivent Cash Management Trust	56,098,489

	Total Collateral Held for Securities Loaned (cost $56,098,489)	56,098,489

Shares or Principal Amount	Short-Term Investments (4.2%)	Value
	Federal Home Loan Bank Discount Notes
250,000	0.120%, 6/7/2013[j,k]	249,942
300,000	0.110%, 7/1/2013[j,k]	299,914
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.105%, 6/17/2013[j,k]	299,930

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

High Yield Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.2%)	Value
37,823,573	Thrivent Cash Management Trust	$37,823,573

	Total Short-Term Investments (at amortized cost)	38,673,359

	Total Investments (cost $931,408,011) 105.9%	$979,811,241

	Other Assets and Liabilities, Net (5.9%)	(54,918,120)

	Total Net Assets 100.0%	$924,893,121

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $314,809,342 or 34.0% of total net assets.

e	All or a portion of the security is on loan.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of March 28, 2013.

Security	Acquisition Date	Cost
Eldorado Resorts, LLC	5/19/2011	$4,725,506
JBS Finance II, Ltd.	7/22/2010	4,981,017
Liberty Tire Recycling	9/23/2010	2,107,188
Midwest Vanadium, Pty. Ltd.	2/9/2011	3,220,906
Tunica-Biloxi Gaming Authority	11/8/2005	4,755,848

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Non-income producing security.
i	Security is fair valued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At March 28, 2013, $809,796 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$58,685,978
Gross unrealized depreciation	(10,282,748)

Net unrealized appreciation (depreciation)	$48,403,230

Cost for federal income tax purposes	$931,408,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

High Yield Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	10,341,514	–	10,341,514	–
Consumer Non-Cyclical	7,817,882	–	7,817,882	–
Financials	2,707,982	–	2,707,982	–
Technology	4,261,970	–	4,261,970	–
Long-Term Fixed Income
Asset-Backed Securities	3,213,729	–	3,213,729	–
Basic Materials	70,755,903	–	70,755,903	–
Capital Goods	76,280,925	–	76,280,925	–
Communications Services	177,390,024	–	177,390,024	–
Consumer Cyclical	116,195,445	–	116,195,445	–
Consumer Non-Cyclical	100,932,412	–	100,932,412	–
Energy	110,620,960	–	110,620,960	–
Financials	75,136,656	–	75,136,656	–
Technology	48,394,175	–	48,394,175	–
Transportation	32,853,533	–	32,853,533	–
Utilities	42,972,274	–	42,972,274	–
Preferred Stock
Financials	5,022,436	1,678,838	3,343,598	–
Common Stock
Consumer Discretionary	141,573	141,561	–	12
Collateral Held for Securities Loaned	56,098,489	56,098,489	–	–
Short-Term Investments	38,673,359	37,823,573	849,786	–

Total	$979,811,241	$95,742,461	$884,068,768	$12

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Credit Default Swaps	15,203	–	15,203	–

Total Liability Derivatives	$15,203	$–	$15,203	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; Bank of America	Buy	6/20/2018	$7,940,000	$233,116	($248,319)	($15,203)
Total Credit Default Swaps					($248,319)	($15,203)

1

As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

High Yield Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$46,919,696	$68,807,606	$59,628,813	56,098,489	$56,098,489	$39,660
Cash Management Trust- Short Term Investment	30,490,937	81,224,205	73,891,569	37,823,573	37,823,573	10,996
Total Value and Income Earned	77,410,633				93,922,062	50,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Diversified Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (9.2%)[a]	Value
Basic Materials (0.9%)
	Arch Coal, Inc., Term Loan
$804,797	5.750%, 5/16/2018	$817,980
	FMG Resources August 2006 Pty., Ltd., Term Loan
646,750	5.250%, 10/18/2017	654,084
	Ineos US Finance, LLC, Term Loan
882,841	6.500%, 5/4/2018	896,710

	Total	2,368,774

Capital Goods (0.4%)
	ADS Waste Holdings, Term Loan
600,000	0.000%, 10/5/2019[b,c]	606,126
	Berry Plastics Group, Inc., Term Loan
600,000	3.500%, 2/4/2020	598,362

	Total	1,204,488

Communications Services (3.2%)
	Charter Communications Operating, LLC, Term Loan
178,200	4.000%, 5/15/2019	179,601
	Clear Channel Communications, Inc., Term Loan
450,000	3.854%, 1/29/2016	398,587
	Cumulus Media, Inc., Term Loan
497,500	4.500%, 9/17/2018	503,614
	Intelsat Jackson Holdings SA, Term Loan
447,742	4.500%, 4/2/2018	453,786
	Level 3 Financing, Inc., Term Loan
800,000	4.750%, 8/1/2019	808,832
	McGraw-Hill Global Education Holdings, LLC, Term Loan
305,000	0.000%, 3/18/2019[b,c]	294,136
	NEP Broadcasting, LLC, Term Loan
798,000	4.750%, 1/18/2020	805,980
	RCN Corporation, Term Loan
600,000	5.250%, 2/13/2020	608,250
	TNS, Inc., Term Loan
600,000	4.167%, 2/14/2020[b,c]	598,500
	Toys R Us, Inc., Term Loan
880,607	5.250%, 5/25/2018	838,047
	Univision Communications, Inc., Term Loan
359,754	4.750%, 9/29/2014	360,161
450,000	4.750%, 3/31/2017	451,913
	Van Wagner Communications, Inc., Term Loan
350,000	8.250%, 8/3/2018	354,375
	Virgin Media Investment Holdings, Ltd., Term Loan
600,000	0.000%, 2/15/2020[b,c]	597,114
	WideOpenWest Finance, LLC, Term Loan
447,750	6.250%, 7/12/2018	452,156
500,000	0.000%, 3/19/2019[b,c]	504,270
	Zayo Group, LLC, Term Loan
600,000	0.000%, 7/2/2019[b,c]	605,658

	Total	8,814,980

Principal Amount	Bank Loans (9.2%)[a]	Value
Consumer Cyclical (0.7%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
$409,965	5.500%, 2/23/2017	$415,024
	Chrysler Group, LLC, Term Loan
445,466	6.000%, 5/24/2017	453,262
	MGM Resorts International, Term Loan
997,500	3.250%, 12/13/2019	1,012,961

	Total	1,881,247

Consumer Non-Cyclical (1.6%)
	Albertsons, LLC, Term Loan
600,000	5.000%, 2/26/2016[b,c]	609,750
	Bausch & Lomb, Inc., Term Loan
446,625	5.250%, 5/17/2019	450,689
	Biomet, Inc., Term Loan
995,000	4.033%, 7/25/2017	1,005,776
	CHS/Community Health Systems, Inc., Term Loan
450,000	3.787%, 1/25/2017	454,347
	ROC Finance, LLC, Term Loan
600,000	0.000%, 3/27/2019[b,c]	602,628
	Roundy’s Supermarkets, Inc., Term Loan
446,625	5.750%, 2/26/2020	444,553
	Visant Corporation, Term Loan
832,162	5.250%, 12/22/2016	806,456

	Total	4,374,199

Energy (0.5%)
	American Petroleum Tankers Parent, LLC, Term Loan
300,000	0.000%, 9/28/2019[b,c]	300,000
	Chesapeake Energy Corporation, Term Loan
885,000	5.750%, 12/2/2017	911,444

	Total	1,211,444

Financials (0.2%)
	WaveDivision Holdings, LLC, Term Loan
600,000	4.000%, 8/31/2019[b,c]	606,378

	Total	606,378

Technology (1.1%)
	First Data Corporation Extended, Term Loan
900,000	4.204%, 3/26/2018	896,067
	Freescale Semiconductor, Inc., Term Loan
815,695	6.000%, 2/28/2019	817,482
	Infor US, Inc., Term Loan
357,305	5.250%, 4/5/2018	362,753
	SunGard Data Systems, Inc., Term Loan
1,000,000	3.500%, 12/4/2019[b,c]	1,011,670

	Total	3,087,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Diversified Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (9.2%)[a]	Value
Transportation (0.3%)
	Delta Air Lines, Inc., Term Loan
$793,694	4.250%, 4/20/2017	$803,813

	Total	803,813

Utilities (0.3%)
	Calpine Corporation, Term Loan
448,858	8.500%, 4/1/2018	454,096
	NGPL PipeCo, LLC, Term Loan
433,928	6.750%, 9/15/2017	439,535

	Total	893,631

	Total Bank Loans (cost $24,992,116)	25,246,926

Principal Amount	Long-Term Fixed Income (44.2%)	Value
Asset-Backed Securities (1.2%)
	Asset Backed Securities Corporation Home Equity
1,000,000	0.364%, 11/25/2036[d]	768,140
	Countrywide Asset-Backed Certificates
750,000	5.530%, 4/25/2047	711,564
	J.P. Morgan Mortgage Trust
743,868	2.851%, 2/25/2036	658,816
	Renaissance Home Equity Loan Trust
496,907	5.746%, 5/25/2036	365,827
632,000	6.011%, 5/25/2036	462,361
950,000	5.797%, 8/25/2036	555,283

	Total	3,521,991

Basic Materials (1.3%)
	Allegheny Technologies, Inc., Convertible
360,000	4.250%, 6/1/2014	386,325
	Dow Chemical Company
200,000	8.550%, 5/15/2019	268,834
	FMG Resources Property, Ltd.
475,000	6.000%, 4/1/2017[e,f]	488,062
	Freeport-McMoRan Copper & Gold, Inc.
200,000	2.375%, 3/15/2018[e]	200,836
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
100,000	8.875%, 2/1/2018	103,500
	Ineos Finance plc
620,000	7.500%, 5/1/2020[e]	675,025
	Inmet Mining Corporation
410,000	7.500%, 6/1/2021[e]	443,825
	Peabody Energy Corporation, Convertible
600,000	4.750%, 12/15/2066[f]	489,000
	Steel Dynamics, Inc., Convertible
360,000	5.125%, 6/15/2014[f]	404,100

	Total	3,459,507

Capital Goods (1.0%)
	AGCO Corporation, Convertible
320,000	1.250%, 12/15/2036	415,600
	Case New Holland, Inc.
260,000	7.875%, 12/1/2017	304,200

Principal Amount	Long-Term Fixed Income (44.2%)	Value
Capital Goods (1.0%) - continued
	CNH Capital, LLC
$150,000	3.875%, 11/1/2015	$153,750
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	457,150
	RBS Global, Inc.
100,000	8.500%, 5/1/2018	109,625
	Reynolds Group Issuer, Inc.
410,000	6.875%, 2/15/2021	436,650
	Textron, Inc.
300,000	7.250%, 10/1/2019	363,278
	United Rentals North America, Inc.
475,000	7.375%, 5/15/2020	527,250

	Total	2,767,503

Collateralized Mortgage Obligations (12.9%)
	Adjustable Rate Mortgage Trust
1,072,000	3.023%, 11/25/2035	895,086
	American Home Mortgage Investment Trust
1,702,065	6.250%, 12/25/2036	938,062
	Banc of America Alternative Loan Trust
637,768	0.704%, 4/25/2035[d]	515,141
	Banc of America Funding Corporation
448,215	5.102%, 5/20/2036	376,103
	Bear Stearns Adjustable Rate Mortgage Trust
378,845	2.470%, 10/25/2035[d]	365,502
399,588	2.945%, 2/25/2036	309,863
	Citigroup Mortgage Loan Trust, Inc.
522,392	5.500%, 11/25/2035	477,166
1,467,939	2.989%, 3/25/2037	1,046,325
	CitiMortgage Alternative Loan Trust
745,756	5.750%, 4/25/2037	630,156
	Countrywide Alternative Loan Trust
619,516	0.604%, 2/25/2035[d]	507,701
1,376,848	2.892%, 10/25/2035	1,180,784
908,438	5.091%, 10/25/2035	780,471
592,739	5.500%, 2/25/2036	512,179
318,229	6.000%, 4/25/2036	250,885
747,650	6.500%, 8/25/2036	560,305
279,481	6.000%, 1/25/2037	226,167
	Countrywide Home Loan Mortgage Pass Through Trust
809,557	2.999%, 11/25/2035	684,485
866,991	5.169%, 2/20/2036	751,848
	Deutsche Alt-A Securities Mortgage Loan Trust
203,982	5.500%, 10/25/2021	208,630
506,022	0.404%, 11/25/2035[d]	290,074
1,083,730	0.948%, 4/25/2047[d]	849,754
	First Horizon Alternative Mortgage Securities Trust
1,132,042	2.375%, 3/25/2035	1,017,039

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Diversified Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (44.2%)	Value
Collateralized Mortgage Obligations (12.9%) - continued
	First Horizon Mortgage Pass- Through Trust
$762,121	2.518%, 8/25/2037	$630,454
	Greenpoint Mortgage Funding Trust
826,904	0.404%, 10/25/2045[d]	579,405
	GSR Mortgage Loan Trust
345,931	0.394%, 8/25/2046[d]	328,798
	HomeBanc Mortgage Trust
467,417	2.559%, 4/25/2037	316,873
	IndyMac IMJA Mortgage Loan Trust
1,183,033	6.250%, 11/25/2037	1,044,161
	J.P. Morgan Alternative Loan Trust
1,041,542	6.500%, 3/25/2036	937,823
	J.P. Morgan Mortgage Trust
270,583	6.500%, 1/25/2035	264,218
584,981	2.985%, 10/25/2036	488,427
1,236,853	0.584%, 1/25/2037[d]	784,987
610,041	2.914%, 1/25/2037	503,239
603,390	6.250%, 8/25/2037	427,002
	Lehman Mortgage Trust
769,766	0.954%, 12/25/2035[d]	510,341
	Lehman XS Trust
960,000	5.500%, 9/25/2035	774,623
	Master Asset Securitization Trust
835,530	0.704%, 6/25/2036[d]	569,642
	MASTR Alternative Loans Trust
293,021	6.500%, 7/25/2034	311,095
652,590	0.654%, 12/25/2035[d]	352,305
	Morgan Stanley Mortgage Loan Trust
676,417	5.336%, 11/25/2035	492,019
	MortgageIT Trust
907,567	0.464%, 12/25/2035[d]	815,204
	New Century Alternative Mortgage Loan Trust
1,472,179	6.167%, 7/25/2036	1,075,265
	RALI Trust
875,943	5.750%, 4/25/2037	664,126
1,268,691	6.250%, 4/25/2037	994,293
488,308	6.000%, 6/25/2037	399,665
	Residential Asset Securitization Trust
981,619	0.584%, 8/25/2037[d]	323,838
	Sequoia Mortgage Trust
2,137,797	4.725%, 9/20/2046	1,839,140
	Structured Adjustable Rate Mortgage Loan Trust
589,868	5.500%, 12/25/2034	576,765
516,406	3.030%, 9/25/2035	448,968
930,627	5.016%, 5/25/2036	727,284
138,493	5.017%, 9/25/2036	5,121
	Structured Asset Mortgage Investments, Inc.
773,637	0.514%, 12/25/2035[d]	580,973
932,583	0.414%, 5/25/2046[d]	597,463
	WaMu Mortgage Pass Through Certificates
1,219,453	5.172%, 8/25/2036	1,118,612
894,237	2.393%, 11/25/2036	756,924

Principal Amount	Long-Term Fixed Income (44.2%)	Value
Collateralized Mortgage Obligations (12.9%) - continued
	WaMu Mortgage Pass-Through Certificates
$168,719	2.682%, 8/25/2046	$143,410
	Washington Mutual Alternative Mortgage Pass Through Certificates
860,163	0.804%, 6/25/2035[d]	614,912
837,600	0.928%, 2/25/2047[d]	484,122
	Wells Fargo Mortgage Backed Securities Trust
380,696	6.000%, 7/25/2037	376,049

	Total	35,231,272

Commercial Mortgage-Backed Securities (0.7%)
	Credit Suisse Mortgage Capital Certificates
1,000,000	5.509%, 9/15/2039	1,100,740
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	735,390

	Total	1,836,130

Communications Services (2.7%)
	AMC Networks, Inc.
410,000	4.750%, 12/15/2022	407,950
	American Tower Corporation
200,000	5.050%, 9/1/2020	222,020
	CCO Holdings, LLC
410,000	6.500%, 4/30/2021	433,575
	CenturyLink, Inc.
410,000	5.625%, 4/1/2020[f]	419,225
	Cequel Communications Escrow 1, LLC
410,000	6.375%, 9/15/2020[e]	425,375
	Clear Channel Worldwide Holdings, Inc.
410,000	6.500%, 11/15/2022[e]	432,550
	Cox Communications, Inc.
200,000	3.250%, 12/15/2022[e]	203,178
	Crown Castle International Corporation
475,000	5.250%, 1/15/2023	483,312
	Dish DBS Corporation
90,000	6.750%, 6/1/2021	99,900
	Hughes Satellite Systems Corporation
410,000	6.500%, 6/15/2019	449,975
	Intelsat Jackson Holdings SA
410,000	7.250%, 4/1/2019	447,925
	NBCUniversal Media, LLC
200,000	2.875%, 1/15/2023	198,241
	News America, Inc.
175,000	4.500%, 2/15/2021	197,331
	Priceline.com, Inc., Convertible
360,000	1.000%, 3/15/2018[f]	396,675
	Sirius XM Radio, Inc.
410,000	5.250%, 8/15/2022[e]	419,225
	Sprint Nextel Corporation
170,000	9.000%, 11/15/2018[e]	210,162
265,000	6.000%, 11/15/2022	272,288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Diversified Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (44.2%)	Value
Communications Services (2.7%) - continued
	Telecom Italia Capital SA
$85,000	6.999%, 6/4/2018	$95,925
	Telefonica Emisiones SAU
200,000	5.462%, 2/16/2021	215,242
	UPCB Finance V, Ltd.
410,000	7.250%, 11/15/2021[e]	453,050
	Virgin Media Finance plc
410,000	5.250%, 2/15/2022	416,662
	Wind Acquisition Finance SA
170,000	11.750%, 7/15/2017[e]	180,200
240,000	7.250%, 2/15/2018[e]	249,900

	Total	7,329,886

Consumer Cyclical (2.1%)
	Algeco Scotsman Global Finance plc
410,000	8.500%, 10/15/2018[e]	439,725
	Chrysler Group, LLC
330,000	8.000%, 6/15/2019[f]	361,762
	Ford Motor Company, Convertible
280,000	4.250%, 11/15/2016	448,700
	Ford Motor Credit Company, LLC
350,000	6.625%, 8/15/2017	408,177
	Home Depot, Inc.
200,000	3.950%, 9/15/2020	224,966
	Jaguar Land Rover Automotive plc
410,000	5.625%, 2/1/2023[e,f]	425,888
	Lennar Corporation
410,000	12.250%, 6/1/2017	544,275
	Limited Brands, Inc.
475,000	5.625%, 2/15/2022	503,500
	Macy’s Retail Holdings, Inc.
260,000	6.700%, 7/15/2034	308,696
	MGM Resorts International
410,000	7.625%, 1/15/2017	455,100
	Royal Caribbean Cruises, Ltd.
475,000	5.250%, 11/15/2022	480,938
	The Ryland Group, Inc., Convertible
180,000	1.625%, 5/15/2018	268,650
	Toll Brothers Finance Corporation, Convertible
400,000	0.500%, 9/15/2032[e,f]	417,500
	Toys R Us Property Company II, LLC
310,000	8.500%, 12/1/2017	327,437

	Total	5,615,314

Consumer Non-Cyclical (2.6%)
	AbbVie, Inc.
200,000	2.000%, 11/6/2018[e]	202,384
200,000	2.900%, 11/6/2022[e]	200,180
	Avon Products, Inc.
200,000	4.600%, 3/15/2020	207,755
	Beam, Inc.
175,000	5.375%, 1/15/2016	194,255
	Biomet, Inc.
410,000	6.500%, 8/1/2020[e]	435,112
	Bunge Limited Finance Corporation
125,000	4.100%, 3/15/2016	133,692

Principal Amount	Long-Term Fixed Income (44.2%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Covidien International Finance SA
$350,000	3.200%, 6/15/2022	$365,063
	Fresenius Medical Care US Finance, Inc.
410,000	5.750%, 2/15/2021[e]	452,025
	Gilead Sciences, Inc.
85,000	3.050%, 12/1/2016	90,982
	Hawk Acquisition Sub, Inc.
410,000	4.250%, 10/15/2020[c,e]	410,513
	HCA, Inc.
410,000	5.875%, 3/15/2022	441,775
	Heineken NV
200,000	2.750%, 4/1/2023[e]	196,406
	Hologic, Inc., Convertible
520,000	2.000%, 12/15/2037[g]	627,900
	Kraft Foods Group, Inc.
170,000	3.500%, 6/6/2022	177,756
	Medco Health Solutions, Inc.
100,000	7.125%, 3/15/2018	123,745
	Rite Aid Corporation
410,000	7.500%, 3/1/2017	421,787
	SABMiller Holdings, Inc.
200,000	3.750%, 1/15/2022[e]	214,070
200,000	4.950%, 1/15/2042[e]	220,630
	Safeway, Inc.
100,000	5.000%, 8/15/2019	111,479
200,000	4.750%, 12/1/2021[f]	215,293
	Spectrum Brands Escrow Corporation
410,000	6.375%, 11/15/2020[e]	440,238
	Teva Pharmaceutical Finance IV BV
165,000	3.650%, 11/10/2021	175,593
	Tyson Foods, Inc.
175,000	4.500%, 6/15/2022	190,422
	Valeant Pharmaceuticals International
410,000	7.000%, 10/1/2020[e]	441,775
	Warner Chilcott Company, LLC
410,000	7.750%, 9/15/2018	438,187
	Zoetis, Inc.
120,000	3.250%, 2/1/2023[e]	121,690

	Total	7,250,707

Energy (2.2%)
	BP Capital Markets plc
175,000	4.750%, 3/10/2019	202,711
	Bristow Group, Inc., Convertible
360,000	3.000%, 6/15/2038	412,875
	Concho Resources, Inc.
425,000	5.500%, 10/1/2022	442,000
	Enbridge Energy Partners, LP
600,000	8.050%, 10/1/2037	690,000
	EQT Corporation
100,000	8.125%, 6/1/2019	124,141
	Hornbeck Offshore Services, Inc., Convertible
400,000	1.500%, 9/1/2019[e]	466,250
	Marathon Oil Corporation
240,000	2.800%, 11/1/2022	234,284

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

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Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (44.2%)	Value
Energy (2.2%) - continued
	MEG Energy Corporation
$410,000	6.375%, 1/30/2023[e]	$426,400
	Murphy Oil Corporation
160,000	3.700%, 12/1/2022	155,440
	Oasis Petroleum, Inc.
410,000	6.875%, 1/15/2023	451,000
	Pioneer Natural Resources Company
140,000	3.950%, 7/15/2022	146,177
	Plains Exploration & Production Company
680,000	6.125%, 6/15/2019	744,600
	Range Resources Corporation
410,000	5.000%, 8/15/2022	418,200
	Transocean, Inc.
200,000	6.375%, 12/15/2021	232,855
	Valero Energy Corporation
200,000	9.375%, 3/15/2019	272,856
	Weatherford International, Ltd.
210,000	6.000%, 3/15/2018	239,554
260,000	4.500%, 4/15/2022	267,826

	Total	5,927,169

Financials (9.1%)
	Aegon NV
400,000	2.040%, 7/29/2049[d,h]	244,000
	Ally Financial, Inc.
100,000	5.500%, 2/15/2017	108,174
410,000	7.500%, 9/15/2020	500,200
	American Express Company
750,000	6.800%, 9/1/2066	808,125
	American General Institutional Capital A
800,000	7.570%, 12/1/2045[e]	1,012,000
	American International Group, Inc.
175,000	8.250%, 8/15/2018	226,715
	Apollo Investment Corporation, Convertible
700,000	5.750%, 1/15/2016	743,750
	Bank of America Corporation
350,000	5.650%, 5/1/2018	404,882
325,000	8.000%, 12/29/2049[h]	365,235
	Barclays Bank plc
200,000	6.050%, 12/4/2017[e]	222,923
	BBVA International Preferred SA Unipersonal
900,000	5.919%, 12/29/2049[h]	792,000
	BBVA US Senior SAU
100,000	4.664%, 10/9/2015	102,547
	BNP Paribas SA
87,000	3.600%, 2/23/2016	92,364
775,000	5.186%, 6/29/2049[e,f,h]	744,000
	Cigna Corporation
200,000	4.000%, 2/15/2022	216,050
	Citigroup, Inc.
200,000	5.500%, 2/15/2017	222,406
1,010,000	5.950%, 12/29/2049[h]	1,047,875
	CNA Financial Corporation
200,000	7.350%, 11/15/2019	253,156
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
200,000	3.950%, 11/9/2022	201,368

Principal Amount	Long-Term Fixed Income (44.2%)	Value
Financials (9.1%) - continued
$525,000	11.000%, 12/29/2049[e,h]	$702,187
	Coventry Health Care, Inc.
85,000	5.450%, 6/15/2021	100,177
	Credit Suisse AG
100,000	5.400%, 1/14/2020	112,086
	CyrusOne, LP/CyrusOne Finance Corporation
475,000	6.375%, 11/15/2022[e]	497,563
	Developers Diversified Realty Corporation
260,000	7.875%, 9/1/2020	330,581
	Discover Financial Services
200,000	3.850%, 11/21/2022[e]	205,858
	Eksportfinans ASA
85,000	2.375%, 5/25/2016	80,856
	GE Capital Trust I
380,000	6.375%, 11/15/2067	402,800
	General Electric Capital Corporation
800,000	6.250%, 12/15/2049[h]	878,026
	Genworth Financial, Inc.
200,000	6.515%, 5/22/2018[f]	227,256
	Hartford Financial Services Group, Inc.
170,000	5.125%, 4/15/2022	196,086
	Health Care REIT, Inc., Convertible
340,000	3.000%, 12/1/2029	445,400
	HSBC Finance Corporation
285,000	6.676%, 1/15/2021	337,251
	Icahn Enterprises, LP
410,000	8.000%, 1/15/2018	438,700
	ING Bank NV
170,000	5.000%, 6/9/2021[e]	193,062
	ING Capital Funding Trust III
730,000	3.911%, 12/29/2049[d,h]	704,450
	ING US, Inc.
100,000	2.900%, 2/15/2018[e]	101,430
	Intesa Sanpaolo SPA
200,000	3.875%, 1/16/2018	193,390
	J.P. Morgan Chase & Company
200,000	2.000%, 8/15/2017	203,657
	KeyCorp
110,000	5.100%, 3/24/2021	128,064
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058[e]	811,125
185,000	4.950%, 5/1/2022[e]	202,852
	Lincoln National Corporation
770,000	6.050%, 4/20/2067	773,850
	Lloyds TSB Bank plc
200,000	6.500%, 9/14/2020[e]	224,275
	MetLife Capital Trust IV
575,000	7.875%, 12/15/2037[e]	720,187
	MetLife, Inc.
400,000	6.400%, 12/15/2036	437,500
	Morgan Stanley
100,000	5.500%, 1/26/2020	114,576
200,000	4.875%, 11/1/2022[f]	212,022
	Murray Street Investment Trust I
175,000	4.647%, 3/9/2017	191,362
	Northern Trust Corporation
175,000	3.375%, 8/23/2021	186,807

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Diversified Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (44.2%)	Value
Financials (9.1%) - continued
	Omega Healthcare Investors, Inc.
$100,000	5.875%, 3/15/2024	$106,500
	Prologis, LP
255,000	7.375%, 10/30/2019	319,299
	Prudential Financial, Inc.
380,000	5.875%, 9/15/2042	404,700
775,000	5.625%, 6/15/2043	802,125
	QBE Capital Funding III, Ltd.
400,000	7.250%, 5/24/2041[e]	420,000
	Regions Bank
300,000	7.500%, 5/15/2018	368,250
	Reinsurance Group of America, Inc.
600,000	6.750%, 12/15/2065	606,000
	Royal Bank of Scotland Group plc
200,000	6.125%, 12/15/2022	206,860
	Santander US Debt SAU
175,000	3.724%, 1/20/2015[e]	176,902
	Societe Generale SA
100,000	5.200%, 4/15/2021[e,f]	111,747
200,000	6.625%, 12/11/2049[h]	200,000
	Swiss RE Capital I, LP
695,000	6.854%, 5/29/2049[e,h]	735,657
	Ventas Realty, LP
80,000	4.250%, 3/1/2022	85,941
	WellPoint, Inc., Convertible
580,000	2.750%, 10/15/2042[e]	633,650
	Wells Fargo & Company
200,000	3.450%, 2/13/2023	201,344
	ZFS Finance USA Trust II
725,000	6.450%, 12/15/2065[e]	781,188

	Total	24,821,369

Foreign Government (0.1%)
	Costa Rica Government International Bond
200,000	4.250%, 1/26/2023[e]	199,700

	Total	199,700

Mortgage-Backed Securities (3.8%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,650,000	3.000%, 4/1/2043[c]	2,721,219
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
5,450,000	2.500%, 4/1/2028[c]	5,653,523
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,100,000	3.000%, 4/1/2043[c,i]	2,165,953

	Total	10,540,695

Technology (1.1%)
	Amkor Technology, Inc.
100,000	6.625%, 6/1/2021[f]	101,000
	EMC Corporation, Convertible
400,000	1.750%, 12/1/2013	597,000
	First Data Corporation
410,000	7.375%, 6/15/2019[e]	436,137
	Freescale Semiconductor, Inc.
100,000	9.250%, 4/15/2018[e]	109,750

Principal Amount	Long-Term Fixed Income (44.2%)	Value
Technology (1.1%) - continued
	Hewlett-Packard Company
$85,000	4.650%, 12/9/2021[f]	$88,137
	Intel Corporation, Convertible
360,000	3.250%, 8/1/2039	433,350
	Lam Research Corporation, Convertible
400,000	1.250%, 5/15/2018[f]	426,750
	Motorola Solutions, Inc.
100,000	3.500%, 3/1/2023	100,590
	NetApp, Inc., Convertible
360,000	1.750%, 6/1/2013	392,625
	SanDisk Corporation, Convertible
360,000	1.500%, 8/15/2017[f]	463,950

	Total	3,149,289

Transportation (0.9%)
	AirTran Holdings, Inc., Convertible
300,000	5.250%, 11/1/2016	431,063
	Avis Budget Car Rental, LLC
100,000	8.250%, 1/15/2019	110,875
	Avis Budget Group, Inc.
410,000	5.500%, 4/1/2023[c,e]	408,975
	Canadian Pacific Railway Company
131,000	5.750%, 3/15/2033	149,970
	Delta Air Lines, Inc.
70,000	4.750%, 5/7/2020	75,600
	Hertz Corporation
475,000	6.750%, 4/15/2019	518,344
	Kansas City Southern de Mexico SA de CV
200,000	6.625%, 12/15/2020	227,000
	Trinity Industries, Inc., Convertible
340,000	3.875%, 6/1/2036	407,787
	United Air Lines, Inc.
111,259	10.400%, 11/1/2016	127,947

	Total	2,457,561

U.S. Government and Agencies (0.4%)
	Federal Home Loan Mortgage Corporation
3,978,230	3.000%, 2/15/2033[j]	603,558
	Federal National Mortgage Association
3,946,340	3.500%, 1/25/2033[j]	626,010

	Total	1,229,568

Utilities (2.1%)
	Access Midstream Partners, LP
410,000	4.875%, 5/15/2023	404,875
	AES Corporation
410,000	7.375%, 7/1/2021	475,600
	CenterPoint Energy, Inc.
140,000	6.500%, 5/1/2018	170,992
	DCP Midstream Operating, LP
200,000	2.500%, 12/1/2017	203,041
	Electricite de France SA
1,000,000	5.250%, 1/29/2049[e,h]	993,440
	Energy Transfer Partners, LP
80,000	5.200%, 2/1/2022	89,819
80,000	6.500%, 2/1/2042	91,410

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Diversified Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (44.2%)	Value
Utilities (2.1%) - continued
	Enterprise Products Operating, LLC
$700,000	7.034%, 1/15/2068	$812,000
	NiSource Finance Corporation
350,000	6.125%, 3/1/2022	418,942
	NRG Energy, Inc.
230,000	8.250%, 9/1/2020	259,612
180,000	6.625%, 3/15/2023[e]	190,800
	Rockies Express Pipeline, LLC
410,000	6.000%, 1/15/2019[e]	401,800
	Southern California Edison Company
700,000	6.250%, 8/1/2049[h]	770,196
	Southern Union Company
200,000	3.316%, 11/1/2066[d]	175,500
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	426,691

	Total	5,884,718

	Total Long-Term Fixed Income (cost $113,637,708)	121,222,379

Shares	Common Stock (34.4%)	Value
Consumer Discretionary (2.8%)
29,800	Apollo Group, Inc.[k]	518,222
16,500	Brown Shoe Company, Inc.	264,000
14,200	Comcast Corporation	596,542
12,000	Expedia, Inc.	720,120
8,800	Hanesbrands, Inc.[k]	400,928
18,600	Home Depot, Inc.	1,297,908
7,600	Kohl’s Corporation	350,588
105	Lear Corporation	5,762
11	Lear Corporation Warrants, $0.01, expires 11/9/2014[k]	1,166
7,300	Lowe’s Companies, Inc.	276,816
6,700	Macy’s, Inc.	280,328
5,300	Sherwin-Williams Company	895,117
6,600	Target Corporation	451,770
16,500	Thomson Reuters Corporation[f]	535,920
20,300	TJX Companies, Inc.	949,025

	Total	7,544,212

Consumer Staples (3.6%)
9,300	Campbell Soup Company[f]	421,848
38,300	Coca-Cola Company	1,548,852
7,300	Colgate-Palmolive Company	861,619
13,100	Constellation Brands, Inc.[k]	624,084
19,700	CVS Caremark Corporation	1,083,303
5,400	Energizer Holdings, Inc.	538,542
9,700	General Mills, Inc.	478,307
17,900	Kraft Foods Group, Inc.	922,387
4,800	PepsiCo, Inc.	379,728
7,100	Post Holdings, Inc.[k]	304,803
4,800	Procter & Gamble Company	369,888
6,100	Reynolds American, Inc.	271,389
5,000	Sanderson Farms, Inc.	273,100
4,900	Universal Corporation[f]	274,596
7,100	Walgreen Company	338,528
17,200	Wal-Mart Stores, Inc.	1,287,076

	Total	9,978,050

Shares	Common Stock (34.4%)	Value
Energy (3.7%)
15,100	C&J Energy Services, Inc.[f,k]	$345,790
12,200	Chevron Corporation	1,449,604
19,100	ConocoPhillips	1,147,910
4,700	Diamond Offshore Drilling, Inc.[f]	326,932
27,500	Exxon Mobil Corporation	2,478,025
11,000	HollyFrontier Corporation	565,950
30,400	Kinder Morgan, Inc.	1,175,872
15,500	Marathon Petroleum Corporation	1,388,800
16,900	Phillips 66	1,182,493

	Total	10,061,376

Financials (9.9%)
20,000	Aflac, Inc.	1,040,400
106,800	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,796,376
10,400	American Capital Mortgage Investment Corporation	268,840
12,200	American Tower Corporation	938,424
37,200	Apollo Investment Corporation	310,992
91,400	Ares Capital Corporation	1,654,340
47,300	Bank of America Corporation	576,114
227,320	BlackRock Enhanced Equity Dividend Trust	1,777,642
6,400	Capital One Financial Corporation	351,680
71,200	CapitalSource, Inc.	684,944
25,000	CBOE Holdings, Inc.	923,500
159,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,481,880
17,500	Federated Investors, Inc.[f]	414,225
4,300	Goldman Sachs Group, Inc.	632,745
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,094,040
23,800	J.P. Morgan Chase & Company	1,129,548
7,300	Marsh & McLennan Companies, Inc.	277,181
38,800	New York Community Bancorp, Inc.[f]	556,780
6,500	PartnerRe, Ltd.	605,215
18,600	Retail Properties of America, Inc.	275,280
7,092	Silver Bay Realty Trust Corporation REIT	146,804
16,000	SLM Corporation	327,680
60,500	Solar Capital, Ltd.	1,421,145
14,700	Travelers Companies, Inc.	1,237,593
144,750	Two Harbors Investment Corporation	1,825,298
13,600	U.S. Bancorp	461,448
25,000	Vanguard High Dividend Yield ETF	1,370,250
34,800	Vanguard MSCI Emerging Markets ETF	1,492,572
55,400	Wells Fargo & Company	2,049,246

	Total	27,122,182

Health Care (4.0%)
43,300	Abbott Laboratories	1,529,356
10,200	Amgen, Inc.	1,045,602
26,800	Bristol-Myers Squibb Company	1,103,892
17,300	Eli Lilly and Company	982,467
10,100	Johnson & Johnson	823,453
28,200	Medtronic, Inc.	1,324,272
6,200	Merck & Company, Inc.	274,226
113,361	PDL BioPharma, Inc.[f]	828,669

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Diversified Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (34.4%)	Value
Health Care (4.0%) - continued
89,853	Pfizer, Inc.	$2,593,157
5,000	Quest Diagnostics, Inc.	282,250
4,200	WellPoint, Inc.	278,166

	Total	11,065,510

Industrials (3.2%)
11,200	3M Company	1,190,672
9,000	ADT Corporation	440,460
12,600	C.H. Robinson Worldwide, Inc.	749,196
2,400	Copa Holdings SA	287,064
59,400	Delta Air Lines, Inc.[k]	980,694
32,100	GenCorp, Inc.[f,k]	426,930
7,700	Iron Mountain, Inc.	279,587
10,100	Lockheed Martin Corporation	974,852
17,300	Northrop Grumman Corporation	1,213,595
5,100	Raytheon Company	299,829
3,200	Union Pacific Corporation	455,712
11,100	Verisk Analytics, Inc.[k]	684,093
17,500	Waste Connections, Inc.	629,650

	Total	8,612,334

Information Technology (3.0%)
7,000	Accenture plc	531,790
30,200	Activision Blizzard, Inc.	440,014
25,800	AOL, Inc.[k]	993,042
1,800	Apple, Inc.	796,734
58,800	Cisco Systems, Inc.	1,229,508
10,500	Comtech Telecommunications Corporation	254,940
11,300	GameStop Corporation[f]	316,061
12,000	j2 Global, Inc.[f]	470,520
16,800	Microsoft Corporation	480,648
9,700	Oracle Corporation	313,698
27,100	Seagate Technology plc	990,776
16,700	Western Digital Corporation	839,676
35,800	Western Union Company	538,432

	Total	8,195,839

Materials (0.9%)
2,300	CF Industries Holdings, Inc.	437,851
4,800	Monsanto Company	507,024
8,100	PPG Industries, Inc.	1,084,914
11,700	Southern Copper Corporation	439,569

	Total	2,469,358

Telecommunications Services (1.4%)
38,500	AT&T, Inc.	1,412,565
137,900	Frontier Communications Corporation[f]	548,842
40,300	Verizon Communications, Inc.	1,980,745

	Total	3,942,152

Utilities (1.9%)
27,000	American Electric Power Company, Inc.	1,313,010
12,700	CenterPoint Energy, Inc.	304,292
10,300	Consolidated Edison, Inc.	628,609
16,500	PNM Resources, Inc.	384,285
33,000	Public Service Enterprise Group, Inc.	1,133,220
22,600	Southern Company	1,060,392

Shares	Common Stock (34.4%)	Value
Utilities (1.9%) - continued
6,800	Wisconsin Energy Corporation	$291,652

	Total	5,115,460

	Total Common Stock (cost $84,820,021)	94,106,473

Shares	Preferred Stock (3.3%)	Value
Consumer Discretionary (0.1%)
9,200	General Motors Company, Convertible, 4.750%	396,750

	Total	396,750

Financials (2.9%)
16,864	Alexandria Real Estate Equities, Inc., Convertible, 7.000%[h]	463,760
39,710	Annaly Capital Management, Inc., 7.500%[h]	1,008,634
10,980	CoBank ACB, 6.250%[e,h]	1,166,969
16,000	Countrywide Capital V, 7.000%	408,800
20,000	DDR Corporation, 6.250%[c,h]	497,000
2,840	Fifth Third Bancorp, Convertible, 8.500%[h]	407,114
6,000	ING Groep NV, 8.500%[h]	156,300
10,500	PNC Financial Services Group, Inc., 6.125%[h]	290,535
8,000	Royal Bank of Scotland Group plc, 7.250%[h]	194,880
10,000	State Street Corporation, 5.250%[h]	253,100
42,000	The Allstate Corporation, 5.100%	1,099,560
28,000	U.S. Bancorp, 6.500%[h]	836,080
800	Wells Fargo & Company, Convertible, 7.500%[h]	1,031,000

	Total	7,813,732

Industrials (0.2%)
3,280	Stanley Black & Decker, Inc., Convertible, 4.750%	415,215

	Total	415,215

Materials (0.1%)
16,000	ArcelorMittal, Convertible, 6.000%	335,200

	Total	335,200

	Total Preferred Stock (cost $8,658,093)	8,960,897

Shares	Collateral Held for Securities Loaned (3.7%)	Value
10,263,926	Thrivent Cash Management Trust	10,263,926

	Total Collateral Held for Securities Loaned (cost $10,263,926)	10,263,926

Shares or Principal Amount	Short-Term Investments (14.1%)	Value
	Federal Home Loan Bank Discount Notes
900,000	0.130%, 6/7/2013[l,m]	899,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Diversified Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (14.1%)	Value
37,615,610	Thrivent Cash Management Trust	$37,615,610

	Total Short-Term Investments (at amortized cost)	38,515,382

	Total Investments (cost $280,887,246) 108.9%	$298,315,983

	Other Assets and Liabilities, Net (8.9%)	(24,465,844)

	Total Net Assets 100.0%	$273,850,139

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $22,296,351 or 8.1% of total net assets.

f	All or a portion of the security is on loan.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 28, 2013.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	All or a portion of the security was earmarked to cover written options.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At March 28, 2013, $899,772 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$18,893,190
Gross unrealized depreciation	(1,464,453)

Net unrealized appreciation (depreciation)	$17,428,737

Cost for federal income tax purposes	$280,887,246

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Diversified Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,368,774	–	2,368,774	–
Capital Goods	1,204,488	–	1,204,488	–
Communications Services	8,814,980	–	8,814,980	–
Consumer Cyclical	1,881,247	–	1,881,247	–
Consumer Non-Cyclical	4,374,199	–	4,374,199	–
Energy	1,211,444	–	1,211,444	–
Financials	606,378	–	606,378	–
Technology	3,087,972	–	3,087,972	–
Transportation	803,813	–	803,813	–
Utilities	893,631	–	893,631	–
Long-Term Fixed Income
Asset-Backed Securities	3,521,991	–	3,521,991	–
Basic Materials	3,459,507	–	3,459,507	–
Capital Goods	2,767,503	–	2,767,503	–
Collateralized Mortgage Obligations	35,231,272	–	35,231,272	–
Commercial Mortgage-Backed
Securities	1,836,130	–	1,836,130	–
Communications Services	7,329,886	–	7,329,886	–
Consumer Cyclical	5,615,314	–	5,615,314	–
Consumer Non-Cyclical	7,250,707	–	7,250,707	–
Energy	5,927,169	–	5,927,169	–
Financials	24,821,369	–	24,821,369	–
Foreign Government	199,700	–	199,700	–
Mortgage-Backed Securities	10,540,695	–	10,540,695	–
Technology	3,149,289	–	3,149,289	–
Transportation	2,457,561	–	2,457,561	–
U.S. Government and Agencies	1,229,568	–	1,229,568	–
Utilities	5,884,718	–	5,884,718	–
Common Stock
Consumer Discretionary	7,544,212	7,544,212	–	–
Consumer Staples	9,978,050	9,978,050	–	–
Energy	10,061,376	10,061,376	–	–
Financials	27,122,182	27,122,182	–	–
Health Care	11,065,510	11,065,510	–	–
Industrials	8,612,334	8,612,334	–	–
Information Technology	8,195,839	8,195,839	–	–
Materials	2,469,358	2,469,358	–	–
Telecommunications Services	3,942,152	3,942,152	–	–
Utilities	5,115,460	5,115,460	–	–
Preferred Stock
Consumer Discretionary	396,750	–	396,750	–
Financials	7,813,732	6,646,763	1,166,969	–
Industrials	415,215	–	415,215	–
Materials	335,200	–	335,200	–
Collateral Held for Securities Loaned	10,263,926	10,263,926	–	–
Short-Term Investments	38,515,382	37,615,610	899,772	–
Total	$298,315,983	$148,632,772	$149,683,211	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	23,155	23,155	–	–
Call Options Written	5,414	–	–	5,414
Total Asset Derivatives	$28,569	$23,155	$–	$5,414

Liability Derivatives
Futures Contracts	101,328	101,328	–	–
Total Liability Derivatives	$101,328	$101,328	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Diversified Income Plus Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S.Treasury Bond Futures	26	June 2013	$3,221,642	$3,225,422	$3,780
10-Yr. U.S. Treasury Bond Futures	(5)	June 2013	(658,383)	(659,922)	(1,539)
S&P 500 Index Futures	(22)	June 2013	(8,495,061)	(8,594,850)	(99,789)
S&P 500 Index Mini-Futures	30	June 2013	2,324,675	2,344,050	19,375
Total Futures Contracts					($78,173)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option	2	$103.39	April 2013	($656)	$5,414
Total Call Options Written				($656)	$5,414

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$2,814,386	$15,805,214	$8,355,674	10,263,926	$10,263,926	$13,255
Cash Management Trust- Short Term Investment	35,501,783	29,836,886	27,723,059	37,615,610	37,615,610	7,897
Total Value and Income Earned	38,316,169				47,879,536	21,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Income Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Basic Materials (0.3%)
	Arch Coal, Inc., Term Loan
$1,595,139	5.750%, 5/16/2018	$1,621,267
	FMG Resources August 2006 Pty., Ltd., Term Loan
1,641,750	5.250%, 10/18/2017	1,660,367
	Ineos US Finance, LLC, Term Loan
1,584,000	6.500%, 5/4/2018	1,608,885

	Total	4,890,519

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
1,597,600	2.548%, 10/5/2019[b,c]	1,613,911
	Berry Plastics Group, Inc., Term Loan
1,600,000	3.500%, 2/4/2020	1,595,632

	Total	3,209,543

Communications Services (1.5%)
	Charter Communications Operating, LLC, Term Loan
960,300	4.000%, 5/15/2019	967,848
	Clear Channel Communications, Inc., Term Loan
1,600,000	3.854%, 1/29/2016	1,417,200
	Cumulus Media, Inc., Term Loan
1,592,000	4.500%, 9/17/2018	1,611,566
	Intelsat Jackson Holdings SA, Term Loan
1,861,709	4.500%, 4/2/2018	1,886,842
	Level 3 Financing, Inc., Term Loan
1,600,000	4.750%, 8/1/2019	1,617,664
	McGraw-Hill Global Education Holdings, LLC, Term Loan
800,000	0.000%, 3/18/2019[b,c]	771,504
	NEP Broadcasting, LLC, Term Loan
1,596,000	4.750%, 1/18/2020	1,611,960
	RCN Corporation, Term Loan
1,600,000	5.250%, 2/13/2020	1,622,000
	TNS, Inc., Term Loan
1,610,000	4.503%, 2/14/2020[b,c]	1,605,975
	Toys R Us, Inc., Term Loan
1,612,812	5.250%, 5/25/2018	1,534,865
	Univision Communications, Inc., Term Loan
1,023,301	4.750%, 9/29/2014	1,024,458
640,000	4.750%, 3/31/2017	642,720
	Van Wagner Communications, Inc., Term Loan
640,000	8.250%, 8/3/2018	648,000
	Virgin Media Investment Holdings, Ltd., Term Loan
1,600,000	0.000%, 2/15/2020[b,c]	1,592,304
	WideOpenWest Finance, LLC, Term Loan
1,592,000	6.250%, 7/17/2018	1,607,665
1,600,000	0.000%, 3/19/2019[b,c]	1,613,664
	Zayo Group, LLC, Term Loan
1,600,000	0.000%, 7/2/2019[b,c]	1,615,088

	Total	23,391,323

Principal Amount	Bank Loans (4.3%)[a]	Value
Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
$1,466,751	5.500%, 2/23/2017	$1,484,850
	Chrysler Group, LLC, Term Loan
2,515,200	6.000%, 5/24/2017	2,559,216
	MGM Resorts International, Term Loan
957,600	3.794%, 12/13/2019	972,443

	Total	5,016,509

Consumer Non-Cyclical (0.8%)
	Albertsons, LLC, Term Loan
1,600,000	5.000%, 2/26/2016[b,c]	1,626,000
	Bausch & Lomb, Inc., Term Loan
1,588,000	5.250%, 5/17/2019	1,602,451
	Biomet, Inc., Term Loan
1,044,750	4.033%, 7/25/2017	1,056,065
	CHS/Community Health Systems, Inc., Term Loan
1,600,000	3.787%, 1/25/2017	1,615,456
	Dole Food Company, Term Loan
208,053	6.000%, 7/8/2018	208,284
	Michael Foods, Inc., Term Loan
1,261,222	4.250%, 2/25/2018	1,277,517
	ROC Finance, LLC, Term Loan
1,600,000	0.000%, 3/27/2019[b,c]	1,607,008
	Roundy’s Supermarkets, Inc., Term Loan
1,588,000	5.750%, 2/26/2020	1,580,632
	Solvest, Ltd., Term Loan
372,306	6.000%, 7/8/2018	372,719
	Visant Corporation, Term Loan
1,252,654	5.250%, 12/22/2016	1,213,959

	Total	12,160,091

Energy (0.2%)
	American Petroleum Tankers Parent, LLC, Term Loan
800,000	0.000%, 9/28/2019[b,c]	800,000
	Chesapeake Energy Corporation, Term Loan
1,930,000	5.750%, 12/2/2017	1,987,668

	Total	2,787,668

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
1,600,000	4.000%, 8/31/2019[b,c]	1,617,008

	Total	1,617,008

Technology (0.5%)
	First Data Corporation Extended, Term Loan
1,600,000	4.204%, 3/26/2018	1,593,008
	Freescale Semiconductor, Inc., Term Loan
1,631,736	4.452%, 12/1/2016	1,635,309
	Infor US, Inc., Term Loan
1,270,416	5.250%, 4/5/2018	1,289,790
	SunGard Data Systems, Inc., Term Loan
1,620,000	4.500%, 12/4/2019	1,638,906

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Income Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Technology (0.5%) - continued
$500,000	4.000%, 3/7/2020	$504,530
	Syniverse Holdings, Inc., Term Loan
635,200	5.000%, 4/23/2019	639,805

	Total	7,301,348

Transportation (0.1%)
	Delta Air Lines, Inc., Term Loan
2,505,375	4.250%, 4/20/2017	2,537,319

	Total	2,537,319

Utilities (0.3%)
	Calpine Corporation, Term Loan
1,288,350	6.513%, 4/1/2018[b,c]	1,303,385
1,296,750	4.500%, 10/9/2019	1,312,960
	NGPL PipeCo, LLC, Term Loan
1,542,857	6.750%, 9/15/2017	1,562,791

	Total	4,179,136

	Total Bank Loans (cost $66,167,769)	67,090,464

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Asset-Backed Securities (0.7%)
	DT Auto Owner Trust
2,848	1.400%, 8/15/2014[d]	2,850
	GMAC Mortgage Corporation Loan Trust
4,016,659	0.384%, 8/25/2035[e,f]	3,284,080
4,679,823	0.384%, 12/25/2036[e,f]	3,419,677
	IndyMac Seconds Asset-Backed Trust
730,554	0.374%, 10/25/2036[e,f]	174,117
	Renaissance Home Equity Loan Trust
2,944,635	5.746%, 5/25/2036	2,167,861
2,000,000	6.011%, 5/25/2036	1,463,168

	Total	10,511,753

Basic Materials (3.8%)
	Alcoa, Inc.
2,000,000	6.750%, 1/15/2028	2,195,248
	ArcelorMittal
1,210,000	9.500%, 2/15/2015	1,367,300
4,000,000	6.125%, 6/1/2018[g]	4,320,000
2,750,000	5.750%, 8/5/2020	2,901,250
	Ashland, Inc.
3,200,000	3.000%, 3/15/2016[d]	3,248,000
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,822,287
1,620,000	5.250%, 11/15/2041	1,731,764
	Freeport-McMoRan Copper & Gold, Inc.
4,475,000	3.100%, 3/15/2020[d]	4,489,947
1,275,000	3.875%, 3/15/2023[d]	1,278,689
	Georgia-Pacific, LLC
2,190,000	5.400%, 11/1/2020[d]	2,591,230
	International Paper Company
2,500,000	7.500%, 8/15/2021	3,272,962
1,250,000	7.300%, 11/15/2039	1,647,982
	LyondellBasell Industries NV
320,000	6.000%, 11/15/2021	379,200

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Basic Materials (3.8%) - continued
	NOVA Chemicals Corporation
$1,250,000	8.625%, 11/1/2019	$1,406,250
	Resolute Forest Products
1,799,000	10.250%, 10/15/2018	2,064,353
	Rio Tinto Finance USA, Ltd.
3,285,000	6.500%, 7/15/2018	4,032,337
	Rock-Tenn Company
1,930,000	4.000%, 3/1/2023[d]	1,951,784
	Teck Resources, Ltd.
3,220,000	2.500%, 2/1/2018	3,249,952
3,870,000	3.750%, 2/1/2023[g]	3,776,783
	Vale SA
1,930,000	5.625%, 9/11/2042	1,909,378
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,252,972
	Xstrata Finance Canada, Ltd.
2,560,000	2.450%, 10/25/2017[d]	2,594,852
2,560,000	4.000%, 10/25/2022[d]	2,578,383
	Yara International ASA
50,000	7.875%, 6/11/2019[d]	64,144

	Total	59,127,047

Capital Goods (2.0%)
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[d]	4,322,704
	Case New Holland, Inc.
1,635,000	7.875%, 12/1/2017	1,912,950
	CNH Capital, LLC
1,280,000	3.875%, 11/1/2015	1,312,000
450,000	6.250%, 11/1/2016	497,250
	Eaton Corporation
5,135,000	2.750%, 11/2/2022[d]	5,105,381
	Masco Corporation
1,625,000	5.950%, 3/15/2022	1,827,854
	Republic Services, Inc.
630,000	5.500%, 9/15/2019	747,914
1,600,000	5.000%, 3/1/2020	1,851,413
2,200,000	5.250%, 11/15/2021	2,571,692
	Reynolds Group Issuer, Inc.
1,940,000	9.875%, 8/15/2019	2,126,725
	Textron, Inc.
2,500,000	6.200%, 3/15/2015	2,723,130
2,360,000	5.600%, 12/1/2017	2,661,629
	United Rentals North America, Inc.
1,300,000	5.750%, 7/15/2018	1,408,875
320,000	6.125%, 6/15/2023	342,400
	Waste Management, Inc.
2,415,000	2.900%, 9/15/2022	2,389,541

	Total	31,801,458

Collateralized Mortgage Obligations (0.9%)
	Bear Stearns Mortgage Funding Trust
681,285	0.484%, 8/25/2036[f]	346,480
	CitiMortgage Alternative Loan Trust
2,765,511	5.750%, 4/25/2037	2,336,827
	Countrywide Alternative Loan Trust
3,668,187	6.000%, 1/25/2037	2,968,444

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Income Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	Deutsche Alt-A Securities Mortgage Loan Trust
$2,709,325	0.948%, 4/25/2047[f]	$2,124,384
	HomeBanc Mortgage Trust
2,687,648	2.559%, 4/25/2037	1,822,021
	Wachovia Mortgage Loan Trust, LLC
2,717,886	3.032%, 5/20/2036	2,312,193
	WaMu Mortgage Pass Through Certificates
769,933	0.494%, 10/25/2045[f]	713,770
	Washington Mutual Alternative Mortgage Pass Through Certificates
5,025,597	0.928%, 2/25/2047[f]	2,904,735

	Total	15,528,854

Commercial Mortgage-Backed Securities (1.2%)
	Bear Stearns Commercial Mortgage Securities, Inc.
207,979	0.353%, 3/15/2022[d,f]	207,249
3,500,000	5.331%, 2/11/2044	3,904,901
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	2,159,696
	Commercial Mortgage Pass- Through Certificates
2,000,000	0.333%, 12/15/2020[d,f]	1,916,510
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,642,752
	Credit Suisse Mortgage Capital Certificates
2,956,723	0.373%, 10/15/2021[d,f]	2,899,232
3,203,396	5.467%, 9/15/2039	3,588,803
	Federal Home Loan Mortgage Corporation
100,000	5.250%, 4/18/2016	114,530
	Wachovia Bank Commercial Mortgage Trust
3,889	5.230%, 7/15/2041	3,884

	Total	18,437,557

Communications Services (8.4%)
	AMC Networks, Inc.
1,920,000	4.750%, 12/15/2022	1,910,400
	America Movil SAB de CV
3,160,000	5.000%, 3/30/2020	3,554,030
	American Tower Corporation
3,900,000	4.500%, 1/15/2018	4,289,204
1,280,000	5.900%, 11/1/2021	1,499,791
1,090,000	3.500%, 1/31/2023	1,081,071
	AT&T, Inc.
2,560,000	1.400%, 12/1/2017	2,542,213
2,600,000	4.450%, 5/15/2021	2,925,754
2,255,000	5.550%, 8/15/2041	2,485,599
	Cablevision Systems Corporation
2,000,000	8.000%, 4/15/2020	2,250,000
	CC Holdings GS V, LLC
1,280,000	3.849%, 4/15/2023[d]	1,289,553

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Communications Services (8.4%) - continued
	CCO Holdings, LLC
$1,880,000	7.250%, 10/30/2017	$2,028,050
1,280,000	7.000%, 1/15/2019	1,379,200
	CenturyLink, Inc.
2,520,000	5.150%, 6/15/2017	2,652,300
1,920,000	5.625%, 4/1/2020[g]	1,963,200
2,700,000	5.800%, 3/15/2022	2,733,750
	Clear Channel Worldwide Holdings, Inc.
2,570,000	6.500%, 11/15/2022[d]	2,711,350
	Comcast Corporation
1,900,000	6.300%, 11/15/2017	2,317,154
2,900,000	5.700%, 5/15/2018	3,487,380
2,570,000	3.125%, 7/15/2022	2,629,544
2,700,000	6.400%, 5/15/2038	3,395,669
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[d]	2,623,305
1,800,000	3.250%, 12/15/2022[d]	1,828,598
2,500,000	8.375%, 3/1/2039[d]	3,703,413
	Crown Castle Towers, LLC
5,050,000	4.174%, 8/15/2017[d]	5,585,527
	DIRECTV Holdings, LLC
1,920,000	1.750%, 1/15/2018	1,897,755
3,875,000	5.000%, 3/1/2021	4,310,597
2,030,000	3.800%, 3/15/2022	2,075,007
	Discovery Communications, LLC
1,920,000	4.375%, 6/15/2021	2,116,593
1,925,000	3.300%, 5/15/2022	1,961,623
640,000	3.250%, 4/1/2023	649,343
	Hughes Satellite Systems Corporation
3,220,000	6.500%, 6/15/2019	3,533,950
	Intelsat Jackson Holdings SA
1,290,000	7.250%, 4/1/2019	1,409,325
1,900,000	7.500%, 4/1/2021	2,113,750
	NBC Universal Enterprise, Inc.
1,920,000	1.974%, 4/15/2019[d]	1,925,313
	NBCUniversal Media, LLC
3,750,000	5.150%, 4/30/2020	4,444,354
4,510,000	4.375%, 4/1/2021	5,074,431
	News America, Inc.
1,900,000	7.625%, 11/30/2028	2,488,704
2,140,000	6.400%, 12/15/2035	2,586,584
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,617,083
	Qwest Corporation
3,200,000	6.500%, 6/1/2017	3,702,051
	SBA Tower Trust
60,000	4.254%, 4/15/2015[d]	63,488
3,500,000	5.101%, 4/17/2017[d]	3,936,611
	SES SA
960,000	3.600%, 4/4/2023[c,d]	967,843
	Sirius XM Radio, Inc.
1,930,000	5.250%, 8/15/2022[d,g]	1,973,425
	Sprint Nextel Corporation
1,290,000	9.125%, 3/1/2017	1,525,425
650,000	7.000%, 3/1/2020[d]	757,250
	Telefonica Emisiones SAU
2,560,000	5.462%, 2/16/2021	2,755,092
	Time Warner Cable, Inc.
2,500,000	8.250%, 4/1/2019	3,254,308
2,080,000	4.000%, 9/1/2021	2,219,370

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

Income Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Communications Services (8.4%) - continued
$2,550,000	6.750%, 6/15/2039	$3,009,298
	UPCB Finance VI, Ltd.
2,600,000	6.875%, 1/15/2022[d]	2,827,500
	Virgin Media Finance plc
1,920,000	4.875%, 2/15/2022	1,944,000

	Total	133,006,128

Consumer Cyclical (5.5%)
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[d]	4,819,456
	Daimler Finance North America, LLC
2,260,000	3.875%, 9/15/2021[d]	2,445,377
	Ford Motor Credit Company, LLC
3,900,000	3.875%, 1/15/2015	4,054,307
3,200,000	3.984%, 6/15/2016	3,390,256
3,250,000	4.250%, 2/3/2017	3,478,092
630,000	6.625%, 8/15/2017	734,718
2,575,000	4.250%, 9/20/2022	2,662,421
	General Motors Financial Company, Inc.
2,410,000	4.750%, 8/15/2017[d]	2,513,459
	Hyatt Hotels Corporation
3,100,000	5.750%, 8/15/2015[d]	3,367,626
	Hyundai Motor Manufacturing Czech
2,525,000	4.500%, 4/15/2015[d]	2,678,432
	Johnson Controls, Inc.
3,150,000	5.250%, 12/1/2041	3,429,175
	KIA Motors Corporation
3,260,000	3.625%, 6/14/2016[d]	3,446,694
	Macy’s Retail Holdings, Inc.
3,210,000	7.450%, 7/15/2017	3,946,104
3,570,000	3.875%, 1/15/2022	3,765,333
1,925,000	2.875%, 2/15/2023	1,863,013
	Marriott International, Inc.
3,250,000	3.000%, 3/1/2019	3,404,489
	MGM Resorts International
1,920,000	7.625%, 1/15/2017	2,131,200
	QVC, Inc.
2,235,000	4.375%, 3/15/2023[d]	2,259,437
	Royal Caribbean Cruises, Ltd.
2,560,000	5.250%, 11/15/2022	2,592,000
	Sheraton Holding Corporation
1,290,000	7.375%, 11/15/2015	1,489,642
	Spencer Spirit Holdings, Inc.
50,000	11.000%, 5/1/2017[d]	54,625
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,245,685
3,210,000	3.125%, 2/15/2023	3,165,654
	Time Warner, Inc.
1,320,000	4.000%, 1/15/2022	1,420,261
710,000	3.400%, 6/15/2022	732,143
1,600,000	7.700%, 5/1/2032	2,180,400
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,333,714
	Toys R Us Property Company II, LLC
2,570,000	8.500%, 12/1/2017	2,714,562

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Consumer Cyclical (5.5%) - continued
	Wal-Mart Stores, Inc.
$5,000,000	3.250%, 10/25/2020	$5,407,665
	Western Union Company
1,930,000	2.875%, 12/10/2017[g]	1,958,782
	Wyndham Worldwide Corporation
1,920,000	2.500%, 3/1/2018	1,930,871
1,270,000	5.625%, 3/1/2021	1,426,210
3,220,000	4.250%, 3/1/2022	3,372,380

	Total	87,414,183

Consumer Non-Cyclical (7.5%)
	Altria Group, Inc.
592,000	9.700%, 11/10/2018	823,868
1,595,000	4.750%, 5/5/2021	1,805,251
2,500,000	9.950%, 11/10/2038	4,128,607
	Anheuser-Busch InBev Worldwide, Inc.
2,550,000	5.375%, 1/15/2020	3,075,522
2,525,000	5.000%, 4/15/2020	2,994,375
	BAT International Finance plc
3,860,000	3.250%, 6/7/2022[d]	4,012,644
	Beam, Inc.
1,518,000	5.875%, 1/15/2036	1,772,736
	Biomet, Inc.
2,480,000	6.500%, 8/1/2020[d]	2,631,900
	Boston Scientific Corporation
3,800,000	4.500%, 1/15/2015	4,031,241
	Bunge Limited Finance Corporation
2,220,000	5.100%, 7/15/2015	2,407,255
1,920,000	3.200%, 6/15/2017	1,986,033
	Cargill, Inc.
1,950,000	3.250%, 11/15/2021[d]	2,001,817
	Celgene Corporation
2,250,000	1.900%, 8/15/2017	2,284,542
2,500,000	3.950%, 10/15/2020	2,704,800
	ConAgra Foods, Inc.
1,895,000	2.100%, 3/15/2018	1,927,666
2,080,000	3.200%, 1/25/2023	2,073,165
	Energizer Holdings, Inc.
1,450,000	4.700%, 5/24/2022	1,543,123
	Express Scripts Holding Company
2,235,000	3.125%, 5/15/2016	2,360,996
3,235,000	4.750%, 11/15/2021	3,672,738
	Fresenius Medical Care US Finance II, Inc.
710,000	5.625%, 7/31/2019[d]	779,225
	Fresenius Medical Care US Finance, Inc.
1,290,000	6.500%, 9/15/2018[d]	1,470,600
	Gilead Sciences, Inc.
3,200,000	4.400%, 12/1/2021	3,602,006
	Grifols, Inc.
1,930,000	8.250%, 2/1/2018	2,123,000
	Grupo Bimbo SAB de CV
3,890,000	4.500%, 1/25/2022[d]	4,216,663
	HCA, Inc.
2,490,000	8.500%, 4/15/2019	2,748,337
2,560,000	4.750%, 5/1/2023	2,547,200
	Heineken NV
2,570,000	2.750%, 4/1/2023[d]	2,523,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

Income Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Consumer Non-Cyclical (7.5%) - continued
	Imperial Tobacco Finance plc
$3,200,000	3.500%, 2/11/2023[d]	$3,228,288
	Koninklijke Philips Electronics NV
2,765,000	3.750%, 3/15/2022	2,956,034
	Kraft Foods Group, Inc.
1,923,000	6.125%, 8/23/2018	2,338,897
1,600,000	6.875%, 1/26/2039	2,108,368
	Life Technologies Corporation
3,700,000	6.000%, 3/1/2020	4,151,185
	Medtronic, Inc.
3,835,000	2.750%, 4/1/2023	3,822,007
	Mylan, Inc.
3,845,000	7.875%, 7/15/2020[d]	4,486,792
2,240,000	3.125%, 1/15/2023[d]	2,205,679
	Pernod-Ricard SA
5,130,000	5.750%, 4/7/2021[d]	6,096,230
	Reynolds American, Inc.
3,840,000	3.250%, 11/1/2022	3,796,585
	SABMiller Holdings, Inc.
1,615,000	2.450%, 1/15/2017[d]	1,681,204
3,225,000	3.750%, 1/15/2022[d]	3,451,876
	Safeway, Inc.
1,610,000	5.000%, 8/15/2019	1,794,807
	Teva Pharmaceutical Finance IV BV
4,225,000	3.650%, 11/10/2021	4,496,245
	Tyson Foods, Inc.
3,205,000	4.500%, 6/15/2022	3,487,441

	Total	118,350,765

Energy (10.2%)
	BP Capital Markets plc
1,950,000	2.248%, 11/1/2016	2,028,737
3,525,000	4.500%, 10/1/2020	4,027,640
	Cameron International Corporation
2,560,000	3.600%, 4/30/2022	2,686,656
	Canadian Natural Resources, Ltd.
2,275,000	3.450%, 11/15/2021	2,416,325
	Canadian Oil Sands, Ltd.
2,600,000	4.500%, 4/1/2022[d]	2,803,510
	CenterPoint Energy Resources Corporation
4,600,000	6.125%, 11/1/2017	5,469,285
	CNPC HK Overseas Capital, Ltd.
2,870,000	5.950%, 4/28/2041[d]	3,477,123
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	2,103,700
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,316,551
	Enbridge Energy Partners, LP
950,000	5.200%, 3/15/2020	1,070,757
3,800,000	8.050%, 10/1/2037	4,370,000
	Encana Corporation
1,920,000	5.900%, 12/1/2017	2,262,384
1,280,000	5.150%, 11/15/2041	1,285,660
	Energy Transfer Partners, LP
5,120,000	6.700%, 7/1/2018	6,177,556
	EQT Corporation
1,300,000	8.125%, 6/1/2019	1,613,832

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Energy (10.2%) - continued
	Gazprom OAO Via Gaz Capital SA
$3,250,000	4.950%, 5/23/2016[d]	$3,476,980
	Harvest Operations Corporation
1,920,000	6.875%, 10/1/2017	2,145,600
	Key Energy Services, Inc.
2,075,000	6.750%, 3/1/2021	2,163,188
	Kinder Morgan Energy Partners, LP
1,290,000	6.850%, 2/15/2020	1,618,013
4,450,000	5.800%, 3/1/2021	5,314,991
1,920,000	3.500%, 9/1/2023	1,946,454
	Linn Energy, LLC
3,250,000	7.750%, 2/1/2021	3,485,625
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,816,704
1,920,000	2.800%, 11/1/2022	1,874,269
	Marathon Petroleum Corporation
1,920,000	5.125%, 3/1/2021	2,239,354
1,920,000	6.500%, 3/1/2041	2,387,274
	Markwest Energy Partners, LP
845,000	6.250%, 6/15/2022	910,488
	MEG Energy Corporation
1,920,000	6.375%, 1/30/2023[d]	1,996,800
	Newfield Exploration Company
710,000	5.750%, 1/30/2022	759,700
1,125,000	5.625%, 7/1/2024	1,161,563
	Nexen, Inc.
1,920,000	6.400%, 5/15/2037	2,480,298
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	4,042,958
	Noble Holding International, Ltd.
2,560,000	3.950%, 3/15/2022	2,636,106
	ONEOK Partners, LP
3,250,000	6.850%, 10/15/2037	4,025,096
	Petrobras International Finance Company
3,200,000	5.375%, 1/27/2021	3,452,778
	Phillips 66
2,570,000	4.300%, 4/1/2022	2,821,251
	Pioneer Natural Resources Company
2,500,000	6.875%, 5/1/2018	3,045,795
1,280,000	3.950%, 7/15/2022	1,336,479
	Plains All American Pipeline, LP
3,150,000	6.500%, 5/1/2018	3,873,042
	Plains Exploration & Production Company
1,870,000	8.625%, 10/15/2019	2,122,450
	QEP Resources, Inc.
1,940,000	5.375%, 10/1/2022	2,012,750
	Range Resources Corporation
1,280,000	5.000%, 3/15/2023[d]	1,308,800
	Rowan Companies, Inc.
3,170,000	5.000%, 9/1/2017	3,533,358
2,125,000	4.875%, 6/1/2022	2,309,860
	Samson Investment Company
1,290,000	9.750%, 2/15/2020[d]	1,370,625
	Southwestern Energy Company
2,750,000	4.100%, 3/15/2022	2,906,351
	Spectra Energy Partners, LP
3,200,000	4.600%, 6/15/2021	3,420,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

Income Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Energy (10.2%) - continued
	Suncor Energy, Inc.
$4,710,000	6.100%, 6/1/2018	$5,697,329
1,940,000	6.850%, 6/1/2039	2,560,499
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,166,045
	The Williams Companies, Inc.
2,560,000	3.700%, 1/15/2023	2,541,335
	Transocean, Inc.
2,200,000	5.050%, 12/15/2016	2,444,413
1,920,000	7.375%, 4/15/2018	2,294,335
1,280,000	6.375%, 12/15/2021	1,490,273
	Valero Energy Corporation
3,125,000	6.125%, 2/1/2020	3,797,078
1,920,000	6.625%, 6/15/2037	2,339,508
	Weatherford International, Inc.
2,245,000	6.350%, 6/15/2017	2,574,440
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	5,133,299

	Total	161,144,131

Financials (28.5%)
	ABN Amro North American Holding Preferred Capital Repackage Trust I
2,570,000	3.388%, 12/29/2049[d,f,h]	2,570,000
	Aegon NV
2,600,000	2.040%, 7/29/2049[f,h]	1,586,000
	Ally Financial, Inc.
3,215,000	4.625%, 6/26/2015	3,363,835
1,290,000	5.500%, 2/15/2017	1,395,448
	American Express Credit Corporation
5,200,000	2.800%, 9/19/2016	5,505,947
	American International Group, Inc.
3,225,000	4.250%, 9/15/2014	3,378,075
1,950,000	3.800%, 3/22/2017	2,110,046
3,000,000	6.400%, 12/15/2020	3,715,338
	American Tower Trust I
3,200,000	1.551%, 3/15/2018[d]	3,212,445
	Associated Banc Corporation
3,180,000	5.125%, 3/28/2016	3,477,403
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,640,868
	AXA SA
2,580,000	8.600%, 12/15/2030	3,308,285
	Axis Specialty Finance, LLC
2,570,000	5.875%, 6/1/2020	2,927,526
	Banco do Brasil SA
1,950,000	9.250%, 10/31/2049[d,g,h]	2,359,500
	Banco do Brasil SA/Cayman Islands
1,280,000	6.250%, 12/29/2049[d,h]	1,260,800
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
1,445,000	4.125%, 11/9/2022[d]	1,452,225
	Bank of America Corporation
2,580,000	5.625%, 10/14/2016	2,906,280
3,300,000	5.750%, 12/1/2017	3,816,971
3,840,000	1.354%, 3/22/2018[f]	3,836,287

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Financials (28.5%) - continued
$3,880,000	7.625%, 6/1/2019	$4,928,679
2,560,000	3.300%, 1/11/2023	2,524,311
1,950,000	5.875%, 2/7/2042	2,316,660
	Barclays Bank plc
3,220,000	6.050%, 12/4/2017[d]	3,589,060
	BBVA Bancomer SA/Texas
3,535,000	6.750%, 9/30/2022[d]	4,038,738
	BBVA US Senior SAU
2,560,000	4.664%, 10/9/2015	2,625,211
	Berkshire Hathaway, Inc.
3,215,000	3.750%, 8/15/2021[g]	3,489,056
1,600,000	3.000%, 2/11/2023	1,623,354
	BNP Paribas SA
1,915,000	3.250%, 3/3/2023	1,861,198
	Boston Properties, LP
3,750,000	5.875%, 10/15/2019	4,512,240
	Capital One Financial Corporation
3,500,000	6.150%, 9/1/2016	4,023,530
	Cigna Corporation
3,220,000	4.000%, 2/15/2022	3,478,399
	CIT Group, Inc.
1,920,000	5.250%, 3/15/2018	2,073,600
	Citigroup, Inc.
2,240,000	4.750%, 5/19/2015	2,402,808
3,210,000	6.000%, 8/15/2017	3,747,909
2,700,000	6.125%, 5/15/2018	3,216,591
3,830,000	8.500%, 5/22/2019	5,102,510
2,560,000	4.050%, 7/30/2022	2,644,539
3,840,000	5.950%, 12/29/2049[h]	3,984,000
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,778,312
1,300,000	5.875%, 8/15/2020	1,530,385
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,290,000	11.000%, 12/29/2049[d,h]	1,725,375
	Corrections Corporation of America
640,000	4.125%, 4/1/2020[c,d]	649,600
	CyrusOne, LP/CyrusOne Finance Corporation
1,920,000	6.375%, 11/15/2022[d]	2,011,200
	DDR Corporation
2,245,000	4.625%, 7/15/2022	2,428,466
	Developers Diversified Realty Corporation
1,290,000	7.875%, 9/1/2020	1,640,189
	Discover Bank
2,200,000	7.000%, 4/15/2020	2,738,600
	DnB Boligkreditt AS
4,475,000	1.450%, 3/21/2018[d]	4,495,061
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,305,027
	Eksportfinans ASA
3,250,000	2.375%, 5/25/2016	3,091,562
	ERP Operating, LP
3,200,000	4.625%, 12/15/2021	3,588,358
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,851,333
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[d]	2,027,981
	Fifth Third Bancorp
3,210,000	0.700%, 12/20/2016[f]	3,160,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Income Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Financials (28.5%) - continued
$2,800,000	5.450%, 1/15/2017	$3,144,224
	Fifth Third Capital Trust IV
1,950,000	6.500%, 4/15/2037	1,954,875
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,770,000
	General Electric Capital Corporation
3,225,000	3.800%, 6/18/2019[d]	3,471,351
1,900,000	6.000%, 8/7/2019	2,306,723
1,600,000	5.300%, 2/11/2021	1,834,202
3,200,000	1.281%, 3/15/2023[f]	3,208,947
1,550,000	6.750%, 3/15/2032	1,972,986
3,200,000	7.125%, 12/15/2049[h]	3,721,808
50,000	Glitnir Banki HF Zero Coupon, 1/21/2011[d,i] Goldman Sachs Group, Inc.	14,562
3,250,000	6.250%, 9/1/2017	3,817,567
2,560,000	2.375%, 1/22/2018	2,594,898
2,900,000	5.375%, 3/15/2020	3,303,967
3,275,000	5.250%, 7/27/2021	3,710,801
1,260,000	6.750%, 10/1/2037	1,411,942
	Hartford Financial Services Group, Inc.
3,200,000	5.125%, 4/15/2022	3,691,027
	HCP, Inc.
3,100,000	5.625%, 5/1/2017	3,560,849
800,000	3.750%, 2/1/2019	862,356
2,250,000	2.625%, 2/1/2020	2,264,371
	Health Care REIT, Inc.
1,285,000	2.250%, 3/15/2018	1,296,656
1,280,000	6.125%, 4/15/2020	1,513,317
3,150,000	4.950%, 1/15/2021	3,501,994
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,798,509
	HSBC Holdings plc
3,200,000	4.875%, 1/14/2022	3,654,963
2,600,000	4.000%, 3/30/2022	2,797,413
	HSBC USA, Inc.
1,900,000	5.000%, 9/27/2020	2,118,090
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,559,696
	Icahn Enterprises, LP
1,290,000	7.750%, 1/15/2016	1,343,212
660,000	8.000%, 1/15/2018	706,200
	ING Bank NV
3,860,000	2.000%, 9/25/2015[d]	3,921,760
1,920,000	3.750%, 3/7/2017[d]	2,046,010
	ING US, Inc.
1,760,000	2.900%, 2/15/2018[d]	1,785,163
3,215,000	5.500%, 7/15/2022[d]	3,557,053
	International Lease Finance Corporation
1,950,000	4.875%, 4/1/2015	2,045,062
1,600,000	5.750%, 5/15/2016	1,728,000
1,875,000	6.750%, 9/1/2016[d]	2,118,750
	Itau Unibanco Holding SA/Cayman Island
3,210,000	5.125%, 5/13/2023[d,g]	3,269,385
	J.P. Morgan Chase & Company
3,220,000	2.000%, 8/15/2017	3,278,874
3,840,000	1.201%, 1/25/2018[f]	3,865,248
3,150,000	5.500%, 10/15/2040	3,728,053

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Financials (28.5%) - continued
	J.P. Morgan Chase Bank NA
$3,215,000	5.875%, 6/13/2016	$3,638,689
2,580,000	6.000%, 10/1/2017	3,039,108
	Kilroy Realty, LP
2,565,000	4.800%, 7/15/2018	2,861,696
1,280,000	3.800%, 1/15/2023	1,310,989
	Liberty Mutual Group, Inc.
1,920,000	5.000%, 6/1/2021[d]	2,107,252
3,535,000	4.950%, 5/1/2022[d]	3,876,124
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	3,210,717
1,875,000	4.750%, 10/1/2020	2,069,441
	Macquarie Bank, Ltd.
3,215,000	5.000%, 2/22/2017[d]	3,547,978
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,681,411
3,000,000	7.750%, 5/14/2038	3,998,346
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[d]	876,750
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[d]	3,138,750
	Mizuho Corporate Bank, Ltd.
3,225,000	2.550%, 3/17/2017[d]	3,347,631
1,280,000	3.500%, 3/21/2023[d]	1,300,602
	Morgan Stanley
2,580,000	5.375%, 10/15/2015	2,817,742
3,730,000	6.625%, 4/1/2018	4,458,849
3,180,000	5.625%, 9/23/2019	3,656,618
3,400,000	5.500%, 1/26/2020	3,895,570
3,205,000	4.875%, 11/1/2022[g]	3,397,659
960,000	3.750%, 2/25/2023	970,355
	Murray Street Investment Trust I
1,300,000	4.647%, 3/9/2017	1,421,549
	National City Bank
1,830,000	5.800%, 6/7/2017	2,144,625
	Nationwide Building Society
2,400,000	6.250%, 2/25/2020[d]	2,809,248
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[d]	3,431,370
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	3,152,400
	ORIX Corporation
4,450,000	5.000%, 1/12/2016	4,799,325
	Preferred Term Securities XXIII, Ltd.
4,248,450	0.480%, 12/22/2036[f,j]	3,080,126
	ProLogis, LP
2,550,000	6.250%, 3/15/2017	2,946,477
1,930,000	6.875%, 3/15/2020	2,368,486
	Prudential Financial, Inc.
1,425,000	6.200%, 11/15/2040	1,723,396
1,930,000	5.875%, 9/15/2042	2,055,450
2,565,000	5.625%, 6/15/2043	2,654,775
	QBE Capital Funding III, Ltd.
2,240,000	7.250%, 5/24/2041[d]	2,352,000
	Rabobank Capital Funding Trust II
2,126,000	5.260%, 12/29/2049[d,h]	2,132,378
	Reinsurance Group of America, Inc.
1,855,000	5.625%, 3/15/2017	2,101,223
1,930,000	6.450%, 11/15/2019	2,324,905

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

Income Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Financials (28.5%) - continued
	Royal Bank of Scotland Group plc
$2,565,000	6.125%, 12/15/2022	$2,652,974
	Santander Holdings USA, Inc.
3,855,000	3.000%, 9/24/2015	3,952,705
	Simon Property Group, LP
1,250,000	10.350%, 4/1/2019	1,803,924
2,000,000	5.650%, 2/1/2020	2,412,766
1,025,000	2.750%, 2/1/2023	1,006,791
	SLM Corporation
960,000	3.875%, 9/10/2015	999,636
2,380,000	6.250%, 1/25/2016	2,600,098
3,555,000	6.000%, 1/25/2017	3,866,062
1,024,000	4.625%, 9/25/2017	1,063,682
	Standard Chartered plc
3,360,000	3.950%, 1/11/2023[d]	3,346,355
	Swedbank AB
3,855,000	2.125%, 9/29/2017[d]	3,901,291
2,560,000	1.750%, 3/12/2018[d]	2,549,914
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[d,h]	4,445,700
	TD Ameritrade Holding Corporation
3,775,000	5.600%, 12/1/2019	4,520,838
	U.S. Bank National Association
3,260,000	3.778%, 4/29/2020	3,434,641
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,674,825
	UnitedHealth Group, Inc.
2,500,000	6.500%, 6/15/2037	3,223,630
	Unum Group
2,500,000	7.125%, 9/30/2016	2,948,190
	Ventas Realty, LP
3,200,000	4.000%, 4/30/2019	3,492,285
1,920,000	2.700%, 4/1/2020	1,926,378
	Vesey Street Investment Trust I
1,300,000	4.404%, 9/1/2016	1,413,116
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[f,h]	120,420
	Wachovia Corporation
2,500,000	5.250%, 8/1/2014	2,645,035
	WEA Finance, LLC
2,790,000	7.125%, 4/15/2018[d]	3,442,034
1,280,000	6.750%, 9/2/2019[d]	1,582,961
	Wells Fargo & Company
3,035,000	3.450%, 2/13/2023	3,055,395
3,220,000	7.980%, 2/28/2049[h]	3,715,075
	Willis North America, Inc.
3,150,000	6.200%, 3/28/2017	3,588,918
	ZFS Finance USA Trust II
2,500,000	6.450%, 12/15/2065[d]	2,693,750

	Total	448,057,398

Foreign Government (2.1%)
	Brazil Government International Bond
1,930,000	4.875%, 1/22/2021	2,238,800
	Chile Government International Bond
4,520,000	3.250%, 9/14/2021	4,743,740
	Colombia Government International Bond
3,220,000	2.625%, 3/15/2023	3,091,200

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Foreign Government (2.1%) - continued
	Corporacion Andina de Fomento
$1,968,000	4.375%, 6/15/2022	$2,136,398
	Korea Development Bank
2,500,000	4.375%, 8/10/2015	2,680,785
	Mexico Government International Bond
3,150,000	5.125%, 1/15/2020	3,688,650
2,230,000	6.050%, 1/11/2040	2,759,625
	Province of Ontario
3,835,000	1.200%, 2/14/2018	3,840,484
4,780,000	3.000%, 7/16/2018	5,188,212
	Russia Government International Bond
1,950,000	3.250%, 4/4/2017[d]	2,040,187

	Total	32,408,081

Mortgage-Backed Securities (5.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
8,000,000	2.500%, 4/1/2028[c]	8,282,500
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,925,000	3.000%, 4/1/2043[c]	8,137,984
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
12,925,000	2.500%, 4/1/2028[c]	13,407,669
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
9,987,500	3.000%, 4/1/2043[c]	10,301,169
20,450,000	3.500%, 4/1/2043[c]	21,593,922
22,687,500	4.000%, 4/1/2043[c]	24,187,003

	Total	85,910,247

Technology (1.5%)
	Computer Sciences Corporation
2,250,000	2.500%, 9/15/2015	2,310,714
	Equinix, Inc.
1,800,000	8.125%, 3/1/2018	1,989,000
640,000	7.000%, 7/15/2021	710,400
	Hewlett-Packard Company
3,200,000	2.650%, 6/1/2016	3,263,955
2,590,000	4.650%, 12/9/2021[g]	2,685,574
	Motorola Solutions, Inc.
4,500,000	3.750%, 5/15/2022	4,608,599
2,235,000	3.500%, 3/1/2023	2,248,182
	Oracle Corporation
3,200,000	2.500%, 10/15/2022	3,141,478
	Xerox Corporation
1,250,000	6.400%, 3/15/2016	1,408,541
1,950,000	2.950%, 3/15/2017	2,008,387

	Total	24,374,830

Transportation (2.6%)
	American Airlines 2013-1 Class A Pass Through Trust
2,560,000	4.000%, 7/15/2025[d]	2,569,728
	Avis Budget Group, Inc.
1,920,000	5.500%, 4/1/2023[c,d]	1,915,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Income Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Transportation (2.6%) - continued
	Burlington Northern Santa Fe, LLC
$1,125,000	3.050%, 9/1/2022	$1,149,515
3,200,000	3.000%, 3/15/2023	3,224,480
	Canadian Pacific Railway Company
2,560,000	7.125%, 10/15/2031	3,285,135
	Continental Airlines, Inc.
2,200,000	6.750%, 9/15/2015[d]	2,304,500
986,152	7.250%, 11/10/2019	1,134,075
1,415,000	4.000%, 10/29/2024	1,468,063
	CSX Corporation
1,293,000	7.900%, 5/1/2017	1,604,332
1,807,000	6.220%, 4/30/2040	2,247,760
	Delta Air Lines, Inc.
2,260,263	4.950%, 5/23/2019[g]	2,458,036
1,285,000	4.750%, 5/7/2020	1,387,800
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[d]	4,005,450
1,915,000	4.500%, 8/16/2021[d]	2,109,911
	Hertz Corporation
2,570,000	6.750%, 4/15/2019	2,804,512
	Navios Maritime Holdings, Inc.
1,510,000	8.875%, 11/1/2017	1,542,087
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
480,000	9.250%, 4/15/2019	516,000
	Penske Truck Leasing Company, LP
1,945,000	2.500%, 3/15/2016[d]	1,992,178
2,880,000	2.875%, 7/17/2018[d]	2,936,719

	Total	40,655,481

U.S. Government and Agencies (5.1%)
	U.S. Treasury Bonds
1,500,000	4.375%, 5/15/2041	1,881,797
5,200,000	3.125%, 11/15/2041	5,230,878
287,000	3.125%, 2/15/2042	288,435
7,129,000	3.000%, 5/15/2042	6,979,733
	U.S. Treasury Notes
100,000	0.375%, 6/15/2015	100,211
6,410,000	2.875%, 3/31/2018	7,075,037
23,000	1.000%, 6/30/2019	22,908
5,160,000	3.625%, 2/15/2020	5,995,275
9,500,000	3.500%, 5/15/2020[k]	10,969,536
7,020,000	2.625%, 11/15/2020	7,656,735
7,605,000	3.125%, 5/15/2021	8,563,352
8,825,000	2.000%, 11/15/2021	9,100,781
	U.S. Treasury Notes, TIPS
4,046,332	0.125%, 4/15/2016	4,298,600
4,570,790	0.125%, 4/15/2017	4,929,675
6,608,064	0.625%, 7/15/2021	7,557,980

	Total	80,650,933

U.S. Municipals (0.2%)
	Denver, Colorado City & County Airport Revenue Bonds
2,550,000	5.250%, 11/15/2022	3,062,040

	Total	3,062,040

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Utilities (6.3%)
	Access Midstream Partners, LP
$1,920,000	4.875%, 5/15/2023	$1,896,000
	AES Corporation
1,565,000	7.750%, 10/15/2015	1,758,669
	Ameren Illinois Company
3,200,000	6.125%, 11/15/2017	3,855,318
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,562,984
	Arizona Public Service Company
2,880,000	8.750%, 3/1/2019	3,890,664
	Cleveland Electric Illuminating Company
1,775,000	5.700%, 4/1/2017	2,010,956
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,809,578
	DCP Midstream Operating, LP
2,560,000	2.500%, 12/1/2017	2,598,927
2,560,000	3.875%, 3/15/2023	2,573,837
	DPL, Inc.
3,230,000	6.500%, 10/15/2016	3,407,650
	DTE Energy Company
2,500,000	6.375%, 4/15/2033	3,141,290
	El Paso Pipeline Partners Operating Company, LLC
1,280,000	4.700%, 11/1/2042	1,215,300
	Electricite de France SA
3,200,000	5.250%, 1/29/2049[d,h]	3,179,008
	Energy Transfer Partners, LP
3,500,000	4.650%, 6/1/2021	3,809,628
1,750,000	5.200%, 2/1/2022	1,964,793
	Enterprise Products Operating, LLC
2,675,000	7.034%, 1/15/2068	3,103,000
2,070,000	6.300%, 9/15/2017	2,487,741
1,930,000	6.650%, 4/15/2018	2,383,203
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,188,370
2,500,000	4.000%, 10/1/2020	2,639,330
	Florida Power Corporation
2,000,000	6.400%, 6/15/2038	2,668,542
	Great River Energy
33,816	5.829%, 7/1/2017[d]	36,704
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[d]	3,389,736
	Kinder Morgan Energy Partners, LP
1,935,000	5.000%, 8/15/2042	1,961,610
	Markwest Energy Partners, LP
1,242,000	6.500%, 8/15/2021	1,341,360
	MarkWest Energy Partners, LP
320,000	4.500%, 7/15/2023	313,200
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,810,738
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,362,478
3,200,000	5.450%, 9/15/2020	3,750,410
	NRG Energy, Inc.
1,290,000	8.250%, 9/1/2020	1,456,088
	Ohio Edison Company
1,550,000	6.875%, 7/15/2036	1,990,093

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Income Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.0%)	Value
Utilities (6.3%) - continued
	Ohio Power Company
$2,400,000	6.050%, 5/1/2018	$2,885,702
	ONEOK Partners, LP
1,290,000	2.000%, 10/1/2017	1,303,600
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,220,412
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,228,656
	PPL Energy Supply, Inc.
1,920,000	4.600%, 12/15/2021	2,046,121
	PSEG Power, LLC
1,300,000	5.320%, 9/15/2016	1,468,505
	Southern California Edison Company
2,585,000	6.250%, 8/1/2049[g,h]	2,844,224
	Southern Star Central Corporation
1,600,000	6.750%, 3/1/2016	1,620,000
	Southwestern Public Service Company
2,770,000	6.000%, 10/1/2036	3,401,017

	Total	98,575,442

	Total Long-Term Fixed Income (cost $1,353,737,860)	1,449,016,328

Shares	Preferred Stock (1.4%)	Value
Financials (1.4%)
93,500	Annaly Capital Management, Inc., 7.500%[h]	2,374,900
22,500	CoBank ACB, 6.250%[d,h]	2,391,329
64,000	DDR Corporation, 6.250%[c,h]	1,590,400
128,000	Discover Financial Services, 6.500%[h]	3,307,520
81,250	HSBC Holdings plc, 8.000%[h]	2,283,125
168,214	PNC Financial Services Group, Inc., 6.125%[h]	4,654,481
72,510	RBS Capital Funding Trust VII, 6.080%[h,l]	1,559,690
79,875	The Allstate Corporation, 5.100%	2,091,128
82,600	U.S. Bancorp, 6.500%[h]	2,466,436

	Total	22,719,009

	Total Preferred Stock (cost $21,104,647)	22,719,009

Shares	Collateral Held for Securities Loaned (1.3%)	Value
20,796,478	Thrivent Cash Management Trust	20,796,478

	Total Collateral Held for Securities Loaned (cost $20,796,478)	20,796,478

Shares or Principal Amount	Short-Term Investments (7.3%)	Value
	Federal Home Loan Bank Discount Notes
600,000	0.138%, 6/7/2013[m,n]	599,840

Shares or Principal Amount	Short-Term Investments (7.3%)	Value
	Federal Home Loan Mortgage Corporation Discount Notes
400,000	0.130%, 6/10/2013[k,m]	$399,894
114,180,633	Thrivent Cash Management Trust	114,180,633

	Total Short-Term Investments (at amortized cost)	115,180,367

	Total Investments (cost $1,576,987,121) 106.3%	$1,674,802,646

	Other Assets and Liabilities, Net (6.3%)	(99,775,328)

	Total Net Assets 100.0%	$1,575,027,318

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $267,578,567 or 17.0% of total net assets.

e	All or a portion of the security is insured or guaranteed.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.
g	All or a portion of the security is on loan.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	In bankruptcy. Interest is not being accrued.
j

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of March 28, 2013.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$4,248,450

k	At March 28, 2013, $964,790 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At March 28, 2013, $599,840 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Income Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$108,845,053
Gross unrealized depreciation	(11,029,528)

Net unrealized appreciation (depreciation)	$97,815,525

Cost for federal income tax purposes	$1,576,987,121

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,890,519	–	4,890,519	–
Capital Goods	3,209,543	–	3,209,543	–
Communications Services	23,391,323	–	23,391,323	–
Consumer Cyclical	5,016,509	–	5,016,509	–
Consumer Non-Cyclical	12,160,091	–	12,160,091	–
Energy	2,787,668	–	2,787,668	–
Financials	1,617,008	–	1,617,008	–
Technology	7,301,348	–	7,301,348	–
Transportation	2,537,319	–	2,537,319	–
Utilities	4,179,136	–	4,179,136	–
Long-Term Fixed Income
Asset-Backed Securities	10,511,753	–	10,511,753	–
Basic Materials	59,127,047	–	59,127,047	–
Capital Goods	31,801,458	–	31,801,458	–
Collateralized Mortgage Obligations	15,528,854	–	15,528,854	–
Commercial Mortgage-Backed Securities	18,437,557	–	18,437,557	–
Communications Services	133,006,128	–	133,006,128	–
Consumer Cyclical	87,414,183	–	87,414,183	–
Consumer Non-Cyclical	118,350,765	–	118,350,765	–
Energy	161,144,131	–	161,144,131	–
Financials	448,057,398	–	444,977,272	3,080,126
Foreign Government	32,408,081	–	32,408,081	–
Mortgage-Backed Securities	85,910,247	–	85,910,247	–
Technology	24,374,830	–	24,374,830	–
Transportation	40,655,481	–	40,655,481	–
U.S. Government and Agencies	80,650,933	–	80,650,933	–
U.S. Municipals	3,062,040	–	3,062,040	–
Utilities	98,575,442	–	98,575,442	–
Preferred Stock
Financials	22,719,009	20,327,680	2,391,329	–
Collateral Held for Securities Loaned	20,796,478	20,796,478	–	–
Short-Term Investments	115,180,367	114,180,633	999,734	–

Total	$1,674,802,646	$155,304,791	$1,516,417,729	$3,080,126

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

Income Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	562,326	562,326	–	–
Credit Default Swaps	18,363	–	18,363	–

Total Liability Derivatives	$580,689	$562,326	$18,363	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	315	June 2013	$69,448,617	$69,442,736	($5,881)
5-Yr. U.S.Treasury Bond Futures	(595)	June 2013	(73,736,351)	(73,812,541)	(76,190)
10-Yr. U.S. Treasury Bond Futures	(1,250)	June 2013	(164,595,800)	(164,980,475)	(384,675)
30-Yr. U.S. Treasury Bond Futures	600	June 2013	86,776,830	86,681,250	(95,580)
Total Futures Contracts					($562,326)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; Bank of America	Buy	6/20/2018	$9,590,000	$281,559	($299,922)	($18,363)
Total Credit Default Swaps					($299,922)	($18,363)

1

As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$14,562,571	$60,128,953	$53,895,046	20,796,478	$20,796,478	$8,305
Cash Management Trust- Short Term Investment	118,125,978	92,692,218	96,637,563	114,180,633	114,180,633	30,219
Total Value and Income Earned	132,688,549				134,977,111	38,524

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

Bond Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (107.3%)	Value
Asset-Backed Securities (2.9%)
	Conseco Financial Corporation
$15,345	6.330%, 11/1/2029	$16,226
	Countrywide Home Loans, Inc.
291,914	6.085%, 6/25/2021[a]	258,032
	Credit Based Asset Servicing and Securitization, LLC
350,987	4.190%, 12/25/2036	230,809
	First Horizon ABS Trust
824,845	0.334%, 10/25/2026[a,b]	704,879
790,197	0.364%, 10/25/2034[a,b]	605,606
	GMAC Mortgage Corporation Loan Trust
1,004,165	0.384%, 8/25/2035[a,b]	821,020
1,220,823	0.384%, 12/25/2036[a,b]	892,090
	IndyMac Seconds Asset-Backed Trust
487,036	0.374%, 10/25/2036[a,b]	116,078
	Master Credit Card Trust
750,000	0.780%, 4/21/2017[c]	750,857
	Wachovia Asset Securitization, Inc.
1,019,069	0.344%, 7/25/2037[a,b,d]	874,057

	Total	5,269,654

Basic Materials (0.8%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	35,886
	Freeport-McMoRan Copper & Gold, Inc.
400,000	3.100%, 3/15/2020[c]	401,336
250,000	3.550%, 3/1/2022	248,502
	Rio Tinto Alcan, Inc.
500,000	5.200%, 1/15/2014	516,954
	Xstrata Finance Canada, Ltd.
325,000	2.450%, 10/25/2017[c]	329,425

	Total	1,532,103

Capital Goods (1.0%)
	Caterpillar Financial Services Corporation
325,000	1.625%, 6/1/2017[e]	330,787
	Eaton Corporation
300,000	2.750%, 11/2/2022[c]	298,270
	John Deere Capital Corporation
325,000	1.700%, 1/15/2020	320,082
	Precision Castparts Corporation
300,000	1.250%, 1/15/2018	300,623
	Roper Industries, Inc.
300,000	1.850%, 11/15/2017	302,455
	United Technologies Corporation
275,000	6.050%, 6/1/2036	353,226

	Total	1,905,443

Collateralized Mortgage Obligations (<0.1%)
	Bear Stearns Mortgage Funding Trust
145,990	0.484%, 8/25/2036[b]	74,246

	Total	74,246

Principal Amount	Long-Term Fixed Income (107.3%)	Value
Commercial Mortgage-Backed Securities (4.8%)
	Banc of America Commercial Mortgage, Inc.
$645,000	5.623%, 6/10/2049	$738,586
	Bear Stearns Commercial Mortgage Securities, Inc.
173,316	0.353%, 3/15/2022[b,c]	172,707
	Commercial Mortgage Pass- Through Certificates
2,500,000	0.333%, 12/15/2020[b,c]	2,395,638
500,000	5.306%, 12/10/2046	564,108
	Credit Suisse Mortgage Capital Certificates
985,574	0.373%, 10/15/2021[b,c]	966,411
231,630	5.467%, 9/15/2039	259,498
	GE Capital Commercial Mortgage Corporation
75,309	4.641%, 3/10/2040	75,707
	GS Mortgage Securities Corporation II
2,000,000	1.260%, 3/6/2020[b,c]	2,003,112
	LB-UBS Commercial Mortgage Trust
900,000	4.786%, 10/15/2029	946,250
	Morgan Stanley Capital I
500,000	3.224%, 7/15/2049	534,923

	Total	8,656,940

Communications Services (1.6%)
	AT&T, Inc.
350,000	1.400%, 12/1/2017	347,568
	BellSouth Corporation
27,000	6.875%, 10/15/2031	32,591
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[c]	199,433
	Cox Communications, Inc.
200,000	3.250%, 12/15/2022[c]	203,178
135,000	6.450%, 12/1/2036[c]	163,463
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[c]	553,022
	DIRECTV Holdings, LLC
250,000	1.750%, 1/15/2018	247,104
	NBC Universal Enterprise, Inc.
250,000	1.662%, 4/15/2018[c]	250,443
	Rogers Communications, Inc.
250,000	3.000%, 3/15/2023	250,873
	Time Warner Cable, Inc.
250,000	4.500%, 9/15/2042	227,256
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	36,885
	Vodafone Group plc
425,000	0.900%, 2/19/2016	423,989

	Total	2,935,805

Consumer Cyclical (1.4%)
	Amazon.com, Inc.
250,000	1.200%, 11/29/2017	248,705
	California Institute of Technology
325,000	4.700%, 11/1/2111	335,695

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

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Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (107.3%)	Value
Consumer Cyclical (1.4%) - continued
	Daimler Finance North America, LLC
$300,000	0.905%, 1/9/2015[b,c]	$301,214
27,000	8.500%, 1/18/2031	41,807
	Dartmouth College
250,000	3.760%, 6/1/2043	240,381
	Ford Motor Credit Company, LLC
150,000	4.207%, 4/15/2016	159,677
350,000	3.000%, 6/12/2017	358,953
	Time Warner, Inc.
275,000	3.400%, 6/15/2022	283,577
27,000	7.625%, 4/15/2031	36,532
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	473,484

	Total	2,480,025

Consumer Non-Cyclical (2.6%)
	AbbVie, Inc.
350,000	1.750%, 11/6/2017[c]	354,256
	Allergan, Inc.
325,000	1.350%, 3/15/2018	326,165
	Altria Group, Inc.
300,000	4.250%, 8/9/2042	282,706
	Anheuser-Busch InBev Worldwide, Inc.
300,000	1.375%, 7/15/2017	302,498
	Cargill, Inc.
325,000	4.100%, 11/1/2042[c]	312,065
	Colgate-Palmolive Company
500,000	1.250%, 5/1/2014	504,912
	ConAgra Foods, Inc.
200,000	1.300%, 1/25/2016	201,581
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	247,089
	Heineken NV
50,000	1.400%, 10/1/2017[c]	49,773
300,000	2.750%, 4/1/2023[c]	294,609
	McKesson Corporation
275,000	2.700%, 12/15/2022	272,694
	Medtronic, Inc.
250,000	1.375%, 4/1/2018	250,000
	Mylan, Inc.
250,000	7.875%, 7/15/2020[c]	291,729
250,000	3.125%, 1/15/2023[c]	246,169
	Reynolds American, Inc.
150,000	1.050%, 10/30/2015	150,053
200,000	3.250%, 11/1/2022	197,739
	Wyeth, LLC
350,000	6.000%, 2/15/2036	453,607

	Total	4,737,645

Energy (1.7%)
	Anadarko Finance Company
27,000	7.500%, 5/1/2031	35,782
	ConocoPhillips Holding Company
27,000	6.950%, 4/15/2029	36,475
	Devon Financing Corporation, ULC
27,000	7.875%, 9/30/2031	36,615
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	542,949

Principal Amount	Long - Term Fixed Income (107.3%)	Value
Energy (1.7%) - continued
	EOG Resources, Inc.
$250,000	2.625%, 3/15/2023	$246,886
	Marathon Oil Corporation
325,000	2.800%, 11/1/2022	317,259
	Petro-Canada
300,000	6.800%, 5/15/2038	391,222
	Phillips 66
325,000	1.950%, 3/5/2015	332,140
	Rowan Companies, Inc.
200,000	4.875%, 6/1/2022	217,399
	Transocean, Inc.
400,000	6.375%, 12/15/2021	465,710
	Valero Energy Corporation
500,000	4.750%, 6/15/2013	504,632

	Total	3,127,069

Financials (9.0%)
	American Tower Trust I
225,000	1.551%, 3/15/2018[c]	225,875
	Australia and New Zealand Banking Group, Ltd.
350,000	1.000%, 10/6/2015[c]	352,660
	AXA SA
27,000	8.600%, 12/15/2030	34,622
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
200,000	4.125%, 11/9/2022[c]	201,000
	Bank of America Corporation
250,000	1.500%, 10/9/2015	250,826
150,000	5.875%, 2/7/2042	178,205
	Barclays Bank plc
300,000	5.000%, 9/22/2016	336,948
	Berkshire Hathaway Finance Corporation
500,000	1.600%, 5/15/2017	509,931
	Camden Property Trust
100,000	2.950%, 12/15/2022	97,689
	Chubb Corporation
350,000	6.500%, 5/15/2038	474,169
	Citigroup, Inc.
164,000	1.238%, 4/1/2014[b,e]	164,781
250,000	4.700%, 5/29/2015	267,475
250,000	4.050%, 7/30/2022	258,256
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
250,000	4.750%, 1/15/2020[c]	282,075
	Credit Suisse AG Guernsey
650,000	1.625%, 3/6/2015[c]	662,536
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[c]	200,897
	Duke Realty, LP
250,000	3.875%, 10/15/2022	256,601
	General Electric Capital Corporation
475,000	5.875%, 1/14/2038	553,843
	Goldman Sachs Group, Inc.
500,000	2.375%, 1/22/2018	506,816
	HCP, Inc.
325,000	3.750%, 2/1/2016	346,902
	Health Care REIT, Inc.
450,000	6.125%, 4/15/2020	532,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

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Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (107.3%)	Value
Financials (9.0%) - continued
	HSBC Holdings plc
$300,000	6.800%, 6/1/2038	$383,435
	ING Bank NV
400,000	2.625%, 12/5/2022[c]	397,896
	International Lease Finance Corporation
850,000	5.875%, 5/1/2013	848,084
	J.P. Morgan Chase & Company
350,000	2.000%, 8/15/2017	356,399
250,000	1.201%, 1/25/2018[b]	251,644
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[c]	164,475
	Macquarie Bank, Ltd.
200,000	5.000%, 2/22/2017[c]	220,714
	Marsh & McLennan Companies, Inc.
185,000	5.750%, 9/15/2015	205,756
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[c]	358,772
	MetLife, Inc.
350,000	1.756%, 12/15/2017	354,298
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[c]	336,830
	Nordea Bank AB
325,000	3.125%, 3/20/2017[c]	343,655
	Northern Trust Corporation
500,000	3.450%, 11/4/2020	542,386
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	321,894
	Preferred Term Securities XXIII, Ltd.
910,382	0.480%, 12/22/2036[b,d]	660,027
	Principal Life Global Funding II
300,000	1.000%, 12/11/2015[c]	300,826
	Realty Income Corporation
300,000	2.000%, 1/31/2018	301,954
	Royal Bank of Canada
500,000	1.002%, 10/30/2014[b]	504,383
	Skandinaviska Enskilda Banken AB
300,000	1.750%, 3/19/2018[c]	299,850
	Standard Chartered plc
200,000	3.950%, 1/11/2023[c]	199,188
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	124,644
	Swedbank AB
300,000	1.750%, 3/12/2018[c]	298,818
	Swedbank Hypotek AB
400,000	1.375%, 3/28/2018[c]	399,808
	UBS AG/London
500,000	1.875%, 1/23/2015[c]	511,430
	UnitedHealth Group, Inc.
325,000	1.400%, 10/15/2017	327,357
	Ventas Realty, LP
250,000	2.700%, 4/1/2020	250,830
175,000	4.250%, 3/1/2022	187,997
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[f,g]	0
	Wells Fargo & Company
150,000	3.450%, 2/13/2023	151,008

	Total	16,298,490

Principal Amount	Long-Term Fixed Income (107.3%)	Value
Foreign Government (3.6%)
	African Development Bank
$250,000	6.875%, 10/15/2015	$283,325
	Bank Nederlandse Gemeenten NV
500,000	4.375%, 2/16/2021[c]	582,900
	Chile Government International Bond
350,000	3.875%, 8/5/2020	386,225
	Export Development Canada
150,000	0.750%, 12/15/2017	149,237
	Hydro-Quebec
27,000	8.400%, 1/15/2022	38,547
	Kommunalbanken AS
470,000	1.000%, 9/26/2017[c]	468,924
	Kommuninvest I Sverige AB
325,000	1.000%, 10/24/2017[c]	324,805
	Province of British Columbia
1,250,000	2.650%, 9/22/2021	1,306,151
	Province of Manitoba
600,000	1.300%, 4/3/2017	611,160
	Province of New Brunswick
125,000	2.750%, 6/15/2018	134,377
	Province of Nova Scotia
250,000	7.250%, 7/27/2013	255,600
	Province of Ontario
400,000	1.200%, 2/14/2018	400,572
	Province of Quebec
400,000	4.875%, 5/5/2014	419,864
400,000	7.500%, 7/15/2023	563,360
	Sweden Government International Bond
325,000	0.375%, 12/22/2015[c]	324,672
300,000	0.375%, 3/29/2016[c]	299,104

	Total	6,548,823

Mortgage-Backed Securities (29.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
291	6.000%, 9/1/2013	294
1,952	6.000%, 4/1/2014	1,970
969	7.000%, 10/1/2014	1,002
2,585	6.500%, 3/1/2016	2,719
6,343	6.000%, 6/1/2016	6,752
5,386	6.000%, 9/1/2016	5,733
91,252	7.000%, 6/1/2017	98,126
103,768	5.500%, 12/1/2017	111,209
4,775,000	2.500%, 4/1/2028[h]	4,943,617
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,918	6.500%, 4/1/2024	4,518
2,961	7.000%, 5/1/2024	3,468
1,122	7.500%, 8/1/2025	1,305
13,140	8.500%, 11/1/2025	15,701
1,167	8.000%, 1/1/2026	1,375
1,415	7.000%, 4/1/2027	1,683
1,600	7.500%, 7/1/2027	1,865
4,154	7.000%, 8/1/2027	4,939
1,774	7.500%, 10/1/2027	2,074
2,212	7.000%, 5/1/2028	2,641
13,602	6.000%, 8/1/2028	15,191
4,526	6.500%, 2/1/2029	5,308
9,143	6.000%, 3/1/2029	10,211

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

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Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (107.3%)	Value
Mortgage-Backed Securities (29.2%) - continued
$7,125	7.500%, 10/1/2029	$8,378
2,803	7.500%, 11/1/2029	3,296
5,071	6.500%, 5/1/2031	5,875
16,231	6.000%, 6/1/2031	18,127
5,891	7.000%, 6/1/2031	6,934
4,933	7.000%, 6/1/2031	5,807
13,927	6.000%, 7/1/2031	15,553
5,694	7.000%, 9/1/2031	6,702
9,629	6.500%, 10/1/2031	11,156
17,031	6.000%, 1/1/2032	19,020
72,715	6.000%, 1/1/2032	81,208
14,389	7.000%, 5/1/2032	16,848
73,943	6.500%, 7/1/2032	85,262
91,194	6.500%, 10/1/2032	105,154
113,867	6.000%, 11/1/2032	127,166
2,400,000	3.000%, 4/1/2043[h]	2,464,500
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
76	6.500%, 6/1/2013	77
656	6.000%, 12/1/2013	662
7,150,000	2.500%, 4/1/2028[h]	7,417,008
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,671	10.500%, 8/1/2020	3,055
1,979	8.000%, 12/1/2024	2,309
3,136	7.000%, 10/1/2025	3,691
10,388	6.500%, 11/1/2025	11,972
370	8.500%, 12/1/2025	442
1,762	7.500%, 1/1/2026	2,048
2,968	6.500%, 5/1/2026	3,452
2,026	8.000%, 9/1/2026	2,390
4,585	7.500%, 2/1/2027	5,340
3,293	7.000%, 3/1/2027	3,895
4,082	9.000%, 11/1/2027	4,927
1,856	7.000%, 1/1/2028	2,205
29,185	7.500%, 2/1/2028	34,096
2,640	6.000%, 5/1/2028	2,958
1,390	6.500%, 9/1/2028	1,629
9,498	7.000%, 10/1/2028	11,327
21,705	7.500%, 11/1/2028	25,281
4,974	6.500%, 2/1/2029	5,829
13,910	6.000%, 3/1/2029	15,585
6,877	7.000%, 3/1/2029	8,205
19,221	6.500%, 4/1/2029	22,577
884	6.500%, 8/1/2029	1,038
5,958	7.500%, 8/1/2029	6,998
2,279	7.000%, 10/1/2029	2,719
5,277	7.500%, 12/1/2029	6,198
3,260	8.000%, 4/1/2030	3,884
1,533	7.500%, 12/1/2030	1,806
6,277	6.000%, 5/1/2031	7,033
88,739	6.500%, 4/1/2032	104,732
59,945	6.500%, 5/1/2032	70,748
43,793	7.000%, 5/1/2032	52,161
199,592	6.500%, 7/1/2032	235,563
104,841	6.500%, 8/1/2032	123,736
7,800,000	3.000%, 4/1/2043[h]	8,044,968
11,875,000	3.500%, 4/1/2043[h]	12,539,258
14,887,500	4.000%, 4/1/2043[h]	15,871,471

Principal Amount	Long-Term Fixed Income (107.3%)	Value
Mortgage-Backed Securities (29.2%) - continued
	Government National Mortgage Association 15-Yr. Pass Through
$357	7.000%, 9/15/2013	$362
	Government National Mortgage Association 30-Yr. Pass Through
4,312	7.500%, 3/15/2023	4,897
1,232	7.000%, 1/15/2024	1,443
2,248	9.000%, 9/15/2024	2,652
2,420	8.000%, 6/15/2025	2,816
1,717	8.000%, 9/15/2026	2,002
7,401	7.500%, 10/15/2027	8,547
5,572	7.000%, 11/15/2027	6,625
1,464	7.000%, 1/15/2028	1,748
5,034	6.500%, 7/15/2028	5,904
4,018	7.000%, 8/15/2028	4,795
22,645	7.500%, 11/15/2028	26,216
6,565	6.500%, 12/15/2028	7,699
26,558	6.500%, 3/15/2029	31,241
1,147	6.500%, 4/15/2029	1,349
4,392	8.000%, 10/15/2030	5,161
9,507	7.500%, 1/15/2031	11,078
4,478	7.000%, 4/15/2031	5,327
11,519	6.500%, 6/15/2031	13,620
13,880	7.000%, 9/15/2031	16,512
146,640	6.500%, 1/15/2032	173,759
19,505	6.500%, 4/15/2032	23,112

	Total	53,242,825

Technology (0.6%)
	International Business Machines Corporation
500,000	1.000%, 8/5/2013	501,210
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	251,475
	Oracle Corporation
325,000	1.200%, 10/15/2017	325,357

	Total	1,078,042

Transportation (0.8%)
	Canadian Pacific Railway Company
300,000	7.125%, 10/15/2031	384,977
	Continental Airlines, Inc.
350,000	4.150%, 4/11/2024	363,562
	Delta Air Lines, Inc.
260,799	4.950%, 5/23/2019[e]	283,620
	Union Pacific Corporation
437,000	4.163%, 7/15/2022	492,085

	Total	1,524,244

U.S. Government and Agencies (44.3%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,035,322
	Federal Farm Credit Banks
400,000	2.210%, 8/1/2024	400,720
	Federal Home Loan Banks
5,000,000	0.360%, 9/16/2013[b]	5,005,490
850,000	4.500%, 9/16/2013	867,194
1,000,000	3.625%, 10/18/2013	1,019,058

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

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Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (107.3%)	Value
U.S. Government and Agencies (44.3%) - continued
$2,000,000	0.250%, 1/16/2015	$1,999,190
400,000	0.500%, 11/20/2015	401,241
	Federal Home Loan Mortgage Corporation
500,000	3.750%, 6/28/2013	504,572
1,300,000	0.750%, 1/12/2018	1,292,060
1,000,000	0.875%, 3/7/2018	998,022
1,000,000	1.250%, 8/1/2019	995,377
325,000	1.250%, 10/2/2019	322,705
350,000	6.750%, 3/15/2031	526,071
	Federal National Mortgage Association
1,690,000	0.875%, 12/20/2017	1,688,611
500,000	5.960%, 9/11/2028	693,808
100,000	6.250%, 5/15/2029	142,014
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	281,051
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	446,575
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,386,720
500,000	3.500%, 2/15/2039	543,672
6,500,000	3.000%, 5/15/2042	6,363,903
	U.S. Treasury Notes
1,000,000	4.250%, 8/15/2014	1,055,430
2,500,000	2.375%, 8/31/2014	2,576,270
7,350,000	0.250%, 10/31/2014	7,353,160
10,425,000	0.375%, 2/15/2016	10,431,516
4,000,000	2.625%, 2/29/2016	4,262,500
5,150,000	1.000%, 10/31/2016	5,245,357
3,250,000	3.000%, 2/28/2017	3,558,750
1,000,000	2.250%, 11/30/2017	1,071,484
250,000	0.875%, 1/31/2018	251,621
4,250,000	2.375%, 6/30/2018	4,588,674
10,750,000	1.375%, 1/31/2020	10,872,615
570,000	1.625%, 8/15/2022	562,652

	Total	80,743,405

Utilities (3.0%)
	American Electric Power Company, Inc.
300,000	1.650%, 12/15/2017	301,012
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	482,919
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	349,115
	DCP Midstream Operating, LP
250,000	3.875%, 3/15/2023	251,351
	Duke Energy Carolinas, LLC
325,000	4.000%, 9/30/2042	319,467
	El Paso Pipeline Partners Operating Company, LLC
325,000	4.700%, 11/1/2042	308,572
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	31,630
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	253,439

Principal Amount	Long-Term Fixed Income (107.3%)	Value
Utilities (3.0%) - continued
	Kinder Morgan Energy Partners, LP
$275,000	5.300%, 9/15/2020	$321,763
	National Rural Utilities Cooperative Finance Corporation
27,000	8.000%, 3/1/2032	39,704
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	361,113
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	318,616
	ONEOK Partners, LP
275,000	6.650%, 10/1/2036	330,417
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	327,399
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	329,947
	Sempra Energy
325,000	2.300%, 4/1/2017	337,804
	Southern California Edison Company
225,000	5.000%, 1/15/2014	232,995
	Southern California Gas Company
325,000	3.750%, 9/15/2042	317,617
	Williams Partners, LP
250,000	3.350%, 8/15/2022	247,237

	Total	5,462,117

	Total Long-Term Fixed Income (cost $192,854,862)	195,616,876

Shares	Collateral Held for Securities Loaned (0.3%)	Value
636,456	Thrivent Cash Management Trust	636,456

	Total Collateral Held for Securities Loaned (cost $636,456)	636,456

Shares or Principal Amount	Short-Term Investments (20.3%)	Value
36,993,071	Thrivent Cash Management Trust	36,993,071

	Total Short-Term Investments (at amortized cost)	36,993,071

	Total Investments (cost $230,484,389) 127.9%	$233,246,403

	Other Assets and Liabilities, Net (27.9%)	(50,949,190)

	Total Net Assets 100.0%	$182,297,213

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

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(unaudited)

c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $18,294,820 or 10.0% of total net assets.

d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of March 28, 2013.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$910,382
Wachovia Asset Securitization, Inc.	3/16/2007	$1,019,069

e	All or a portion of the security is on loan.
f	Defaulted security. Interest is not being accrued.
g	Security is fair valued.
h	Denotes investments purchased on a when-issued or delayed delivery basis.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$5,743,382
Gross unrealized depreciation	(2,981,368)

Net unrealized appreciation (depreciation)	$2,762,014

Cost for federal income tax purposes	$230,484,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

Bond Index Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	5,269,654	–	5,269,654	–
Basic Materials	1,532,103	–	1,532,103	–
Capital Goods	1,905,443	–	1,905,443	–
Collateralized Mortgage Obligations	74,246	–	74,246	–
Commercial Mortgage-Backed Securities	8,656,940	–	8,656,940	–
Communications Services	2,935,805	–	2,935,805	–
Consumer Cyclical	2,480,025	–	2,480,025	–
Consumer Non-Cyclical	4,737,645	–	4,737,645	–
Energy	3,127,069	–	3,127,069	–
Financials^	16,298,490	–	15,638,463	660,027
Foreign Government	6,548,823	–	6,548,823	–
Mortgage-Backed Securities	53,242,825	–	53,242,825	–
Technology	1,078,042	–	1,078,042	–
Transportation	1,524,244	–	1,524,244	–
U.S. Government and Agencies	80,743,405	–	80,743,405	–
Utilities	5,462,117	–	5,462,117	–
Collateral Held for Securities Loaned	636,456	636,456	–	–
Short-Term Investments	36,993,071	36,993,071	–	–

Total	$233,246,403	$37,629,527	$194,956,849	$660,027

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$1,274,400	$10,001,118	$10,639,062	636,456	$636,456	$609
Cash Management Trust- Short Term Investment	39,325,747	13,131,036	15,463,712	36,993,071	36,993,071	9,302
Total Value and Income Earned	40,600,147				37,629,527	9,911

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

Limited Maturity Bond Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
$965,000	0.000%, 10/5/2019	$974,853
	Berry Plastics Group, Inc., Term Loan
965,000	3.500%, 2/4/2020	962,365

	Total	1,937,218

Communications Services (0.6%)
	McGraw-Hill Global Education Holdings, LLC, Term Loan
480,000	0.000%, 3/18/2019[b,c]	462,902
	NEP Broadcasting, LLC, Term Loan
962,588	4.750%, 1/18/2020	972,213
	RCN Corporation, Term Loan
965,000	5.250%, 2/13/2020	978,269
	TNS, Inc., Term Loan
965,000	4.352%, 2/14/2020[b,c]	962,588
	Univision Communications, Inc., Term Loan
965,000	4.750%, 2/22/2020	969,584
	Virgin Media Investment Holdings, Ltd., Term Loan
965,000	0.000%, 2/15/2020[b,c]	960,358
	WideOpenWest Finance, LLC, Term Loan
965,000	0.000%, 3/19/2019[b,c]	973,241
	Zayo Group, LLC, Term Loan
965,000	0.000%, 7/2/2019[b,c]	974,100

	Total	7,253,255

Consumer Cyclical (0.1%)
	MGM Resorts International, Term Loan
698,250	3.796%, 12/13/2019	709,073

	Total	709,073

Consumer Non-Cyclical (0.3%)
	Albertsons, LLC, Term Loan
960,000	5.000%, 2/26/2016[b,c]	975,600
	Del Monte Corporation, Term Loan
155,000	3.000%, 3/8/2018[b,c]	156,283
	ROC Finance, LLC, Term Loan
965,000	0.000%, 3/27/2019[b,c]	969,227
	SuperValu, Inc., Term Loan
965,000	0.000%, 1/10/2019[b,c]	980,787

	Total	3,081,897

Energy (<0.1%)
	American Petroleum Tankers Parent, LLC, Term Loan
480,000	0.000%, 9/28/2019[b,c]	480,000

	Total	480,000

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
965,000	4.000%, 8/31/2019[b,c]	975,258

	Total	975,258

Principal Amount	Bank Loans (1.6%)[a]	Value
Technology (0.2%)
	First Data Corporation Extended, Term Loan
$965,000	4.204%, 3/26/2018	$960,783
	Freescale Semiconductor, Inc., Term Loan
1,496,231	6.000%, 2/28/2019	1,499,508
	SunGard Data Systems, Inc., Term Loan
480,000	4.000%, 3/7/2020	484,349

	Total	2,944,640

Utilities (0.1%)
	Calpine Corporation, Term Loan
965,000	3.071%, 4/1/2018[b,c]	976,262

	Total	976,262

	Total Bank Loans (cost $18,276,962)	18,357,603

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Asset-Backed Securities (14.4%)
	Avis Budget Rental Car Funding AESOP, LLC
9,000,000	2.370%, 11/20/2014[d]	9,191,880
	Citibank Omni Master Trust
6,000,000	4.900%, 11/15/2018[d]	6,415,374
	Countrywide Home Loans, Inc.
1,751,487	6.085%, 6/25/2021[e]	1,548,193
	Credit Based Asset Servicing and Securitization, LLC
1,684,736	4.190%, 12/25/2036	1,107,882
	Edlinc Student Loan Funding Trust
3,637,890	3.250%, 10/1/2025[f,g]	3,671,996
	Education Loan Asset-Backed Trust I
5,873,677	0.654%, 6/25/2022[g]	5,888,379
	Enterprise Fleet Financing, LLC
3,096,000	1.430%, 10/20/2016[d]	3,102,802
2,000,000	0.720%, 4/20/2018[d]	2,000,354
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[f,h]	2
	First Horizon ABS Trust
562,983	0.334%, 9/25/2029[e,g]	486,033
	Fosse Master Issuer plc
5,525,805	1.703%, 10/18/2054[d,g]	5,590,313
	GE Dealer Floorplan Master Note Trust
6,000,000	0.643%, 10/20/2017[g]	6,012,384
	GMAC Mortgage Corporation Loan Trust
1,204,997	0.384%, 8/25/2035[e,g]	985,224
1,709,301	5.750%, 10/25/2036[e]	1,629,432
2,848,588	0.384%, 12/25/2036[e,g]	2,081,543
	Golden Credit Card Trust
7,200,000	0.452%, 2/15/2018[d,g]	7,200,000
	Great America Leasing Receivables
3,000,000	0.780%, 6/15/2016[d]	3,001,602
	Master Credit Card Trust
10,000,000	0.780%, 4/21/2017[d]	10,011,420

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

Limited Maturity Bond Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Asset-Backed Securities (14.4%) - continued
	Montana Higher Education Student Assistance Corporation
$2,814,346	0.803%, 9/20/2022[g]	$2,822,976
	Mortgage Equity Conversion Asset Trust
5,733,373	0.630%, 1/25/2042[f,g]	4,586,699
5,601,687	0.630%, 2/25/2042[f,g]	4,481,349
	Nationstar Agency Advance Funding Trust
4,200,000	0.997%, 2/15/2045[d]	4,205,712
	Nissan Master Owner Trust Receivables
9,000,000	0.503%, 2/15/2018[g]	9,000,000
	Northstar Education Finance, Inc.
4,746,744	0.904%, 12/26/2031[d,g]	4,769,006
	Renaissance Home Equity Loan Trust
3,629,150	5.608%, 5/25/2036	2,577,898
1,236,711	5.285%, 1/25/2037	730,243
	Santander Drive Auto Receivables Trust
6,000,000	0.700%, 9/15/2017	5,996,970
	SLM Student Loan Trust
7,578,240	0.371%, 4/27/2020[g]	7,574,633
3,593,380	1.303%, 12/15/2021[d,g]	3,622,220
7,187,451	0.371%, 4/25/2022[g]	7,182,089
3,300,000	0.803%, 8/15/2022[d,g]	3,299,984
2,910,357	0.381%, 4/25/2023[g]	2,910,706
5,239,805	0.953%, 10/16/2023[d,g]	5,264,704
2,821,243	0.604%, 3/25/2025[g]	2,829,159
8,379,473	0.724%, 3/25/2026[g]	8,415,488
2,700,000	1.253%, 5/17/2027[d,g]	2,699,987
	Volvo Financial Equipment, LLC
5,000,000	0.740%, 3/15/2017[d]	4,999,294
	Wachovia Asset Securitization, Inc.
1,273,836	0.344%, 7/25/2037[e,f,g]	1,092,572
	Wachovia Student Loan Trust
4,046,984	0.411%, 7/27/2020[g]	4,037,502
	World Omni Auto Receivables Trust
4,000,000	1.330%, 1/15/2018	4,055,140
	World Omni Master Owner Trust
5,400,000	0.602%, 2/15/2018[d,g]	5,400,022

	Total	172,479,166

Basic Materials (1.2%)
	BHP Billiton Finance USA, Ltd.
4,000,000	0.560%, 2/18/2014[g]	4,010,016
	Dow Chemical Company
2,000,000	2.500%, 2/15/2016	2,081,440
	Freeport-McMoRan Copper & Gold, Inc.
3,000,000	1.400%, 2/13/2015	3,021,729
1,250,000	2.150%, 3/1/2017	1,264,786
1,000,000	2.375%, 3/15/2018[d]	1,004,178
	Xstrata Finance Canada, Ltd.
2,825,000	2.450%, 10/25/2017[d]	2,863,460

	Total	14,245,609

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Capital Goods (1.3%)
	Danaher Corporation
$2,000,000	0.532%, 6/21/2013[g]	$2,000,864
	Eaton Corporation
2,000,000	1.500%, 11/2/2017[d]	2,005,738
	John Deere Capital Corporation
3,000,000	0.405%, 10/8/2014[g]	3,002,769
	Precision Castparts Corporation
2,250,000	1.250%, 1/15/2018	2,254,676
	Roper Industries, Inc.
2,250,000	1.850%, 11/15/2017	2,268,409
	Textron, Inc.
2,700,000	6.200%, 3/15/2015	2,940,980
	United Technologies Corporation
1,000,000	0.787%, 6/1/2015[g]	1,009,788

	Total	15,483,224

Collateralized Mortgage Obligations (4.9%)
	American Home Mortgage Assets Trust
3,104,242	1.098%, 11/25/2046[g]	1,739,158
	Bear Stearns Adjustable Rate Mortgage Trust
1,589,634	2.470%, 10/25/2035[g]	1,533,645
	Countrywide Alternative Loan Trust
913,301	5.500%, 11/25/2035	919,111
961,199	5.500%, 2/25/2036	830,561
1,746,756	6.000%, 1/25/2037	1,413,545
	Countrywide Home Loans, Inc.
2,137,929	2.691%, 3/20/2036	1,650,287
2,096,971	2.825%, 9/20/2036	1,390,973
	Deutsche Alt-A Securities Mortgage Loan Trust
3,793,054	0.948%, 4/25/2047[g]	2,974,138
	Federal National Mortgage Association
8,000,000	1.083%, 2/25/2016	8,084,112
	GSR Mortgage Loan Trust
2,463,030	0.394%, 8/25/2046[g]	2,341,039
	HomeBanc Mortgage Trust
1,869,668	2.559%, 4/25/2037	1,267,493
	Impac CMB Trust
936,127	0.724%, 4/25/2035[g]	880,945
675,486	0.844%, 8/25/2035[g]	582,829
	J.P. Morgan Alternative Loan Trust
3,485,264	2.760%, 3/25/2036	2,670,434
	J.P. Morgan Mortgage Trust
529,026	2.985%, 10/25/2036	441,708
	Master Asset Securitization Trust
2,024,554	0.704%, 6/25/2036[g]	1,380,286
	Permanent Master plc
10,000,000	1.804%, 7/15/2042[d,g]	10,066,180
	Residential Accredit Loans, Inc.
1,677,774	3.768%, 9/25/2035	1,354,455
	Structured Adjustable Rate Mortgage Loan Trust
75,218	5.500%, 12/25/2034	73,547
	Wachovia Mortgage Loan Trust, LLC
1,647,204	3.032%, 5/20/2036	1,401,329

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

Limited Maturity Bond Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Collateralized Mortgage Obligations (4.9%) - continued
	WaMu Mortgage Pass Through Certificates
$1,099,904	0.494%, 10/25/2045[g]	$1,019,672
3,208,741	1.057%, 10/25/2046[g]	2,495,117
3,180,591	0.997%, 12/25/2046[g]	2,469,147
3,370,180	0.917%, 1/25/2047[g]	2,579,771
	Washington Mutual Alternative Mortgage Pass Through Certificates
2,679,662	1.098%, 9/25/2046[g]	1,459,440
4,299,677	0.928%, 2/25/2047[g]	2,485,162
	Wells Fargo Mortgage Backed Securities Trust
1,868,901	2.641%, 3/25/2036	1,873,693
1,339,828	2.767%, 3/25/2036	1,314,511

	Total	58,692,288

Commercial Mortgage-Backed Securities (6.3%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,003,264	5.613%, 6/11/2050	2,041,189
277,305	0.353%, 3/15/2022[d,g]	276,332
989,319	5.663%, 6/11/2040	999,993
2,000,000	5.331%, 2/11/2044	2,231,372
	Citigroup Commercial Mortgage Trust
1,250,000	5.697%, 12/10/2049	1,453,558
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,410,046
	Commercial Mortgage Pass- Through Certificates
1,500,000	5.306%, 12/10/2046	1,692,324
	Credit Suisse First Boston Mortgage Securities Corporation
5,556,359	4.691%, 4/15/2037	5,720,955
	Credit Suisse Mortgage Capital Certificates
3,942,641	5.467%, 9/15/2039	4,416,988
	Government National Mortgage Association
2,089,467	2.870%, 3/16/2051	2,142,358
5,786,252	2.164%, 3/16/2033	5,866,762
5,135,004	3.214%, 1/16/2040	5,373,961
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.074%, 1/5/2036	3,054,219
5,500,000	5.224%, 4/10/2037	6,002,562
	GS Mortgage Securities Corporation II
4,800,000	1.052%, 11/8/2029[d,g]	4,810,906
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
6,500,000	5.429%, 12/12/2043	7,277,166
	LB-UBS Commercial Mortgage Trust
967,045	5.303%, 2/15/2040	968,031
	Morgan Stanley Capital, Inc.
3,265,922	5.575%, 4/12/2049	3,331,871

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Commercial Mortgage-Backed Securities (6.3%) - continued
	NCUA Guaranteed Notes
$5,000,000	2.900%, 10/29/2020	$5,328,545
	Network Rail Infrastructure Finance plc
6,000,000	1.500%, 1/13/2014[d]	6,055,860
	Wachovia Bank Commercial Mortgage Trust
2,490,277	5.765%, 7/15/2045	2,756,637

	Total	75,211,635

Communications Services (2.2%)
	AT&T, Inc.
2,625,000	1.400%, 12/1/2017	2,606,762
	CBS Corporation
2,500,000	8.875%, 5/15/2019	3,339,050
	Crown Castle Towers, LLC
2,500,000	3.214%, 8/15/2015[d]	2,608,245
1,650,000	4.174%, 8/15/2017[d]	1,824,974
	DIRECTV Holdings, LLC
1,125,000	1.750%, 1/15/2018	1,111,966
	GTP Acquisition Partners I, LLC
2,000,000	4.347%, 6/15/2016[d]	2,123,560
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[d]	2,253,989
	Qwest Communications International, Inc.
2,000,000	7.125%, 4/1/2018	2,080,000
	SBA Tower Trust
4,500,000	4.254%, 4/15/2015[d]	4,761,612
	Vodafone Group plc
2,000,000	0.675%, 2/19/2016[g]	1,998,036
1,000,000	0.900%, 2/19/2016	997,620

	Total	25,705,814

Consumer Cyclical (1.9%)
	Amazon.com, Inc.
2,125,000	1.200%, 11/29/2017	2,113,990
	American Honda Finance Corporation
5,000,000	1.850%, 9/19/2014[d]	5,086,665
	Daimler Finance North America, LLC
4,000,000	0.894%, 3/28/2014[d,g]	4,010,084
2,350,000	0.905%, 1/9/2015[d,g]	2,359,511
	Ford Motor Credit Company, LLC
2,000,000	4.207%, 4/15/2016	2,129,028
2,050,000	3.984%, 6/15/2016	2,171,883
1,000,000	3.000%, 6/12/2017	1,025,581
	Volkswagen International Finance NV
4,000,000	1.625%, 3/22/2015[d]	4,050,280

	Total	22,947,022

Consumer Non-Cyclical (3.7%)
	AbbVie, Inc.
1,500,000	1.200%, 11/6/2015[d]	1,511,654
1,250,000	1.750%, 11/6/2017[d]	1,265,201
	Allergan, Inc.
1,250,000	1.350%, 3/15/2018	1,254,480
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	491,547

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

Limited Maturity Bond Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Consumer Non-Cyclical (3.7%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$3,150,000	1.375%, 7/15/2017	$3,176,227
	Cargill, Inc.
2,146,000	4.307%, 5/14/2021[d]	2,366,280
	Celgene Corporation
2,500,000	2.450%, 10/15/2015	2,593,898
	Coca-Cola Enterprises, Inc.
3,000,000	3.500%, 9/15/2020	3,169,470
	ConAgra Foods, Inc.
1,400,000	1.300%, 1/25/2016	1,411,064
	Dr Pepper Snapple Group, Inc.
500,000	2.000%, 1/15/2020	493,434
	Express Scripts Holding Company
3,000,000	2.650%, 2/15/2017	3,142,374
	General Mills, Inc.
2,000,000	0.640%, 5/16/2014[g]	2,006,506
	Heineken NV
2,650,000	1.400%, 10/1/2017[d]	2,637,950
	Lorillard Tobacco Company
2,000,000	3.500%, 8/4/2016	2,115,978
	Medtronic, Inc.
2,000,000	1.375%, 4/1/2018	1,999,996
	Mylan, Inc.
3,000,000	7.875%, 7/15/2020[d]	3,500,748
	Reynolds American, Inc.
3,800,000	1.050%, 10/30/2015	3,801,341
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[d]	2,602,483
	Teva Pharmaceutical Finance III BV
3,000,000	0.782%, 3/21/2014[g]	3,010,905
	Zoetis, Inc.
1,250,000	1.150%, 2/1/2016[d]	1,253,330
750,000	1.875%, 2/1/2018[d]	754,835

	Total	44,559,701

Energy (1.7%)
	BP Capital Markets plc
4,000,000	0.881%, 3/11/2014[g]	4,021,716
	Cameron International Corporation
3,000,000	1.217%, 6/2/2014[g]	3,016,917
	Energy Transfer Partners, LP
2,000,000	6.000%, 7/1/2013	2,022,968
	International Petroleum Investment Company, Ltd.
2,000,000	3.125%, 11/15/2015[d]	2,087,000
	Marathon Oil Corporation
2,700,000	0.900%, 11/1/2015	2,693,415
	Schlumberger SA
3,500,000	2.650%, 1/15/2016[d]	3,651,200
	Valero Energy Corporation
650,000	6.125%, 2/1/2020	789,792
	Weatherford International, Ltd.
1,500,000	6.000%, 3/15/2018	1,711,099

	Total	19,994,107

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Financials (22.9%)
	ABN Amro North American Holding Preferred Capital Repackage Trust I
$875,000	3.388%, 12/29/2049[d,g,i]	$875,000
	Achmea Hypotheekbank NV
805,000	3.200%, 11/3/2014[d]	838,649
	American International Group, Inc.
2,000,000	5.050%, 10/1/2015	2,190,948
	American Tower Trust I
1,650,000	1.551%, 3/15/2018[d]	1,656,417
	Australia and New Zealand Banking Group, Ltd.
5,000,000	2.400%, 11/23/2016[d]	5,252,000
	Bank Nederlandse Gemeenten NV
1,000,000	1.375%, 3/19/2018[d]	1,006,288
	Bank of America Corporation
1,500,000	1.500%, 10/9/2015	1,504,955
2,000,000	5.625%, 10/14/2016	2,252,930
2,000,000	1.354%, 3/22/2018[g]	1,998,066
	Bank of Montreal
6,000,000	2.625%, 1/25/2016[d]	6,330,000
	Bank of New York Mellon Corporation
2,500,000	1.138%, 11/24/2014[g]	2,528,567
2,500,000	1.700%, 11/24/2014	2,547,142
	Bank of Nova Scotia
1,000,000	1.250%, 11/7/2014[d,j]	1,013,200
3,000,000	2.150%, 8/3/2016[d]	3,136,500
	Barclays Bank plc
5,000,000	2.500%, 9/21/2015[d,j]	5,201,450
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[d]	1,963,400
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,984,517
	Berkshire Hathaway Finance Corporation
3,000,000	2.450%, 12/15/2015	3,147,087
1,000,000	1.600%, 5/15/2017	1,019,863
	Caisse Centrale Desjardins du Quebec
4,000,000	2.550%, 3/24/2016[d]	4,219,200
	Canadian Imperial Bank of Commerce
5,000,000	0.900%, 9/19/2014[d]	5,037,500
	Capital One Financial Corporation
3,000,000	1.454%, 7/15/2014[g]	3,032,601
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[d]	4,156,436
	Chesapeake Funding, LLC
3,000,000	0.653%, 5/7/2024[d,g]	2,999,502
	Citigroup, Inc.
1,506,000	1.238%, 4/1/2014[g]	1,513,176
1,000,000	4.050%, 7/30/2022	1,033,023
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,452,781
	Commonwealth Bank of Australia
3,500,000	0.750%, 1/15/2016[d]	3,496,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

Limited Maturity Bond Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Financials (22.9%) - continued
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
$3,000,000	3.200%, 3/11/2015[d]	$3,132,576
	Credit Agricole Home Loan SFH
4,500,000	1.052%, 7/21/2014[d,g]	4,510,462
	Credit Suisse AG Guernsey
2,000,000	2.600%, 5/27/2016[d]	2,108,292
	Dexia Credit Local SA
4,750,000	2.750%, 4/29/2014[d]	4,831,990
	DnB Boligkreditt AS
4,900,000	1.450%, 3/21/2018[d,j]	4,921,967
	Eksportfinans ASA
2,450,000	2.375%, 5/25/2016	2,330,562
	Fifth Third Bank
3,165,000	0.400%, 5/17/2013[g]	3,157,016
	General Electric Capital Corporation
4,500,000	1.281%, 3/15/2023[g]	4,512,582
	Goldman Sachs Group, Inc.
3,550,000	2.375%, 1/22/2018	3,598,394
	Goldman Sachs Group, Inc., Convertible
85,672	1.000%, 7/10/2013[d,k]	2,622,677
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,031,344
	Health Care REIT, Inc.
750,000	6.125%, 4/15/2020	886,709
	HSBC Bank plc
5,000,000	1.625%, 7/7/2014[d,j]	5,075,810
	ING Bank NV
5,000,000	2.500%, 1/14/2016[d]	5,214,000
	ING Capital Funding Trust III
1,000,000	3.911%, 12/29/2049[g,i]	965,000
	ING US, Inc.
1,500,000	2.900%, 2/15/2018[d]	1,521,446
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015	1,251,250
	J.P. Morgan Chase & Company
4,000,000	1.201%, 1/25/2018[g]	4,026,300
	J.P. Morgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	2,037,213
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	768,158
	Landwirtschaftliche Rentenbank
7,000,000	0.480%, 3/15/2016[d,g]	7,002,415
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[d]	336,413
	Macquarie Bank, Ltd.
2,275,000	5.000%, 2/22/2017[d]	2,510,622
	MassMutual Global Funding II
3,500,000	2.000%, 4/5/2017[d]	3,587,724
	MetLife, Inc.
1,400,000	1.756%, 12/15/2017	1,417,191
	Metropolitan Life Global Funding I
2,680,000	5.125%, 4/10/2013[d]	2,678,017
3,250,000	3.650%, 6/14/2018[d]	3,563,059
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,254,892
	National Australia Bank, Ltd.
2,250,000	0.602%, 1/22/2015[d,g]	2,249,213

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Financials (22.9%) - continued
$3,750,000	2.000%, 6/20/2017[d]	$3,886,500
	National Bank of Canada
3,000,000	1.650%, 1/30/2014[d,j]	3,031,200
2,750,000	2.200%, 10/19/2016[d]	2,880,900
	NCUA Guaranteed Notes
3,101,962	0.553%, 12/7/2020[g]	3,110,059
	Nederlandse Waterschapsbank NV
4,500,000	0.750%, 3/29/2016[d]	4,492,346
	New York Life Global Funding
6,000,000	3.000%, 5/4/2015[d]	6,306,270
	Norddeutsche Landesbank Girozentrale
2,000,000	0.875%, 10/16/2015[d]	2,005,800
	Nordea Bank AB
2,500,000	3.125%, 3/20/2017[d]	2,643,500
	Principal Life Global Funding II
2,250,000	1.000%, 12/11/2015[d]	2,256,197
	Private Export Funding Corporation
5,000,000	2.125%, 7/15/2016	5,264,160
	Prudential Financial, Inc.
3,000,000	5.100%, 9/20/2014	3,189,810
	Rabobank Capital Funding Trust II
1,856,000	5.260%, 12/29/2049[d,i]	1,861,568
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,509,768
	Royal Bank of Canada
3,500,000	1.002%, 10/30/2014[g]	3,530,681
4,000,000	1.200%, 9/19/2017	4,013,012
	Royal Bank of Scotland Group plc
1,000,000	6.125%, 12/15/2022	1,034,298
	Skandinaviska Enskilda Banken AB
2,100,000	1.750%, 3/19/2018[d]	2,098,948
	SLM Corporation
700,000	4.625%, 9/25/2017	727,126
	Stadshypotek AB
6,000,000	0.834%, 9/30/2013[d,g]	6,014,220
2,000,000	1.875%, 10/2/2019[d]	2,005,800
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[d]	1,220,025
	Svensk Exportkredit AB
3,500,000	0.602%, 1/23/2017[g]	3,509,268
1,500,000	1.125%, 4/5/2018[c]	1,492,646
	Svenska Handelsbanken AB
2,750,000	0.732%, 3/21/2016[g]	2,746,007
	Swedbank AB
1,750,000	1.750%, 3/12/2018[d]	1,743,105
	Swedbank Hypotek AB
5,000,000	0.734%, 3/28/2014[d,g]	5,017,785
	Toronto-Dominion Bank
4,000,000	0.481%, 7/26/2013[g]	4,002,820
3,000,000	2.200%, 7/29/2015[d]	3,112,800
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020	4,214,284
	UBS AG/London
5,000,000	1.875%, 1/23/2015[d]	5,114,300
	Vestjysk Bank AS
6,500,000	0.830%, 6/17/2013[d,g]	6,509,561

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

Limited Maturity Bond Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Financials (22.9%) - continued
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
$3,350,000	5.750%, 9/2/2015[d]	$3,720,373
	Wells Fargo & Company
4,500,000	2.625%, 12/15/2016	4,729,009
925,000	3.450%, 2/13/2023	931,216
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[d]	2,498,500

	Total	273,914,854

Foreign Government (5.1%)
	Canada Government International Bond
8,500,000	0.875%, 2/14/2017	8,557,800
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,215,484
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,119,400
	Inter-American Development Bank
3,750,000	0.242%, 2/11/2016[g]	3,749,599
	International Finance Corporation
4,000,000	0.500%, 5/16/2016	3,999,496
	Kommunalbanken AS
6,000,000	2.750%, 5/5/2015[d]	6,276,600
	Kommuninvest I Sverige AB
3,500,000	1.000%, 10/24/2017[d]	3,497,900
	Kreditanstalt fuer Wiederaufbau
5,250,000	0.213%, 6/17/2013[g]	5,250,079
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,463,750
	Province of British Columbia
6,500,000	2.100%, 5/18/2016	6,802,250
575,000	2.650%, 9/22/2021	600,829
	Province of Manitoba
5,100,000	1.300%, 4/3/2017	5,194,860
	Province of Ontario
3,500,000	0.346%, 8/13/2015[g]	3,498,411
2,900,000	1.200%, 2/14/2018	2,904,147

	Total	61,130,605

Mortgage-Backed Securities (5.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
25,250,000	2.500%, 4/1/2028[c]	26,141,641
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,880,532	6.500%, 9/1/2037	2,139,681
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
7,087,018	2.250%, 6/25/2025	7,310,486
22,350,000	2.500%, 4/1/2028[c]	23,184,634
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
3,063,552	5.854%, 9/1/2037[g]	3,313,213

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Mortgage-Backed Securities (5.3%) - continued
$1,234,104	5.563%, 10/1/2037[g]	$1,331,411

	Total	63,421,066

Technology (0.7%)
	Affiliated Computer Services, Inc.
2,000,000	5.200%, 6/1/2015	2,143,628
	Texas Instruments, Inc.
3,000,000	0.470%, 5/15/2013[g]	3,000,000
	Xerox Corporation
3,000,000	1.110%, 5/16/2014[g]	2,994,903

	Total	8,138,531

Transportation (1.5%)
	Canadian Pacific Railway Company
425,000	7.125%, 10/15/2031	545,384
	Continental Airlines, Inc.
2,650,000	6.750%, 9/15/2015[d]	2,775,875
3,250,000	4.150%, 4/11/2024	3,375,938
	CSX Corporation
2,500,000	6.250%, 4/1/2015	2,768,207
	Delta Air Lines, Inc.
950,000	4.750%, 5/7/2020	1,026,000
	Erac USA Finance Company
4,500,000	2.750%, 7/1/2013[d]	4,523,881
	Kansas City Southern de Mexico SA de CV
2,150,000	8.000%, 2/1/2018	2,348,875
	Penske Truck Leasing Company, LP
750,000	2.875%, 7/17/2018[d]	764,771

	Total	18,128,931

U.S. Government and Agencies (23.5%)
	Federal Agricultural Mortgage Corporation
3,500,000	2.000%, 7/27/2016	3,660,048
	Federal Farm Credit Banks
4,950,000	0.229%, 9/23/2013[g]	4,953,415
	Federal Home Loan Banks
10,000,000	0.360%, 9/16/2013[g]	10,010,980
100,000	0.250%, 1/16/2015	99,960
1,000,000	0.500%, 11/20/2015	1,003,103
	Federal Home Loan Mortgage Corporation
4,000,000	0.153%, 6/17/2013[g,l]	4,001,116
5,000,000	0.875%, 3/7/2018	4,990,110
500,000	1.250%, 8/1/2019	497,688
4,000,000	1.250%, 10/2/2019	3,971,756
	Federal National Mortgage Association
9,000,000	0.875%, 2/8/2018	8,973,549
	U.S. Treasury Bonds
6,050,000	3.000%, 5/15/2042	5,923,325
	U.S. Treasury Bonds, TIPS
4,584,281	0.750%, 2/15/2042	4,784,490
	U.S. Treasury Notes
31,250,000	1.000%, 10/31/2016	31,828,625
92,700,000	0.875%, 1/31/2018	93,301,067
8,250,000	2.375%, 6/30/2018	8,907,426
36,670,000	1.375%, 1/31/2020	37,088,258
7,300,000	1.625%, 8/15/2022	7,205,896

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

Limited Maturity Bond Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (97.3%)	Value
U.S. Government and Agencies (23.5%) - continued
	U.S. Treasury Notes, TIPS
$15,626,640	1.125%, 1/15/2021	$18,422,357
11,899,356	0.125%, 1/15/2022	12,947,072
17,776,320	0.125%, 1/15/2023	19,174,838

	Total	281,745,079

Utilities (0.7%)
	Electricite de France SA
1,500,000	5.250%, 1/29/2049[d,i]	1,490,160
	Northeast Utilities
3,000,000	1.030%, 9/20/2013[g]	3,009,657
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	860,969
	Sempra Energy
2,750,000	2.300%, 4/1/2017	2,858,342
	Williams Partners, LP
500,000	3.350%, 8/15/2022	494,473

	Total	8,713,601

	Total Long-Term Fixed Income (cost $1,156,750,575)	1,164,511,233

Shares	Mutual Funds (1.4%)	Value
Fixed Income Mutual Funds (1.4%)
3,235,316	Thrivent High Yield Fund	16,532,466

	Total	16,532,466

	Total Mutual Funds (cost $11,778,883)	16,532,466

Shares	Preferred Stock (0.4%)	Value
Financials (0.2%)
66,000	HSBC Holdings plc, 8.000%[i]	1,854,600
20,000	The Allstate Corporation, 5.100%	523,600

	Total	2,378,200

Utilities (0.2%)
24,375	Southern California Edison Company, 4.630%[i]	2,463,398

	Total	2,463,398

	Total Preferred Stock (cost $4,569,219)	4,841,598

Shares	Collateral Held for Securities Loaned (1.1%)	Value
13,371,680	Thrivent Cash Management Trust	13,371,680

	Total Collateral Held for Securities Loaned (cost $13,371,680)	13,371,680

Shares or Principal Amount	Short-Term Investments (3.9%)	Value
	Federal Home Loan Bank Discount Notes
1,600,000	0.138%, 6/7/2013[m,n]	1,599,572

Shares or Principal Amount	Short-Term Investments (3.9%)	Value
45,374,110	Thrivent Cash Management Trust	$45,374,110

	Total Short-Term Investments (at amortized cost)	46,973,682

	Total Investments (cost $1,251,721,001) 105.7%	$1,264,588,262

	Other Assets and Liabilities, Net (5.7%)	(67,717,334)

	Total Net Assets 100.0%	$1,196,870,928

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $349,364,539 or 29.2% of total net assets.

e	All or a portion of the security is insured or guaranteed.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of March 28, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	11/30/2012	$3,671,292
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	214,738
Mortgage Equity Conversion Asset Trust	2/14/2007	5,601,687
Mortgage Equity Conversion Asset Trust	1/18/2007	5,733,373
Wachovia Asset Securitization, Inc.	3/16/2007	1,273,836

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.
h	Defaulted security. Interest is not being accrued.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	All or a portion of the security is on loan.
k	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
l	At March 28, 2013, $810,226 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

Limited Maturity Bond Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

n	At March 28, 2013, $1,599,572 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$30,453,546
Gross unrealized depreciation	(17,586,285)

Net unrealized appreciation (depreciation)	$12,867,261

Cost for federal income tax purposes	$1,251,721,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

Limited Maturity Bond Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Capital Goods	1,937,218	–	1,937,218	–
Communications Services	7,253,255	–	7,253,255	–
Consumer Cyclical	709,073	–	709,073	–
Consumer Non-Cyclical	3,081,897	–	3,081,897	–
Energy	480,000	–	480,000	–
Financials	975,258	–	975,258	–
Technology	2,944,640	–	2,944,640	–
Utilities	976,262	–	976,262	–
Long-Term Fixed Income
Asset-Backed Securities	172,479,166	–	155,533,410	16,945,756
Basic Materials	14,245,609	–	14,245,609	–
Capital Goods	15,483,224	–	15,483,224	–
Collateralized Mortgage Obligations	58,692,288	–	58,692,288	–
Commercial Mortgage-Backed
Securities	75,211,635	–	75,211,635	–
Communications Services	25,705,814	–	25,705,814	–
Consumer Cyclical	22,947,022	–	22,947,022	–
Consumer Non-Cyclical	44,559,701	–	44,559,701	–
Energy	19,994,107	–	19,994,107	–
Financials	273,914,854	–	271,292,177	2,622,677
Foreign Government	61,130,605	–	61,130,605	–
Mortgage-Backed Securities	63,421,066	–	63,421,066	–
Technology	8,138,531	–	8,138,531	–
Transportation	18,128,931	–	18,128,931	–
U.S. Government and Agencies	281,745,079	–	281,745,079	–
Utilities	8,713,601	–	8,713,601	–
Mutual Funds
Fixed Income Mutual Funds	16,532,466	16,532,466	–	–
Preferred Stock
Financials	2,378,200	2,378,200	–	–
Utilities	2,463,398	–	2,463,398	–
Collateral Held for Securities Loaned	13,371,680	13,371,680	–	–
Short-Term Investments	46,973,682	45,374,110	1,599,572	–

Total	$1,264,588,262	$77,656,456	$1,167,363,373	$19,568,433

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	370,399	370,399	–	–
Credit Default Swaps	55,067	–	55,067	–

Total Liability Derivatives	$425,466	$370,399	$55,067	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S.Treasury Bond Futures	(1,865)	June 2013	($231,123,184)	($231,361,997)	($238,813)
10-Yr. U.S. Treasury Bond Futures	(425)	June 2013	(55,962,572)	(56,093,362)	(130,790)
30-Yr. U.S. Treasury Bond Futures	5	June 2013	723,140	722,344	(796)
Total Futures Contracts					($370,399)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

Limited Maturity Bond Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/ (Loss)
CDX HY, Series 20, 5 Year, at 5.00%; Bank of America	Buy	6/20/2018	$11,750,000	$344,966	($367,474)	($22,508)
CDX IG, Series 20, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	6/20/2018	23,500,000	82,163	(114,722)	(32,559)
Total Credit Default Swaps					($482,196)	($55,067)

1

As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
High Yield Fund	$18,329,255	$–	$1,930,000	3,235,316	$16,532,466	$252,941
Cash Management Trust- Collateral Investment	10,526,150	70,012,350	67,166,820	13,371,680	13,371,680	9,584
Cash Management Trust- Short Term Investment	48,536,050	114,386,988	117,548,928	45,374,110	45,374,110	12,558
Total Value and Income Earned	77,391,455				75,278,256	275,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

Mortgage Securities Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (100.7%)	Value
Asset-Backed Securities (6.4%)
	Countrywide Asset-Backed Certificates
$195,000	5.859%, 10/25/2046	$133,425
	Credit Based Asset Servicing and Securitization, LLC
112,316	4.190%, 12/25/2036	73,859
	First Horizon ABS Trust
329,938	0.334%, 10/25/2026[a,b]	281,952
632,158	0.364%, 10/25/2034[a,b]	484,485
	GMAC Mortgage Corporation Loan Trust
803,331	0.384%, 8/25/2035[a,b]	656,816
	Popular ABS Mortgage Pass- Through Trust
100,000	5.297%, 11/25/2035	84,022
	Renaissance Home Equity Loan Trust
250,000	5.797%, 8/25/2036	146,127
197,874	5.285%, 1/25/2037	116,839
	Wachovia Asset Securitization, Inc.
509,534	0.344%, 7/25/2037[a,b,c]	437,029

	Total	2,414,554

Collateralized Mortgage Obligations (8.1%)
	Citicorp Mortgage Securities, Inc.
195,000	6.000%, 7/25/2037	197,158
	CitiMortgage Alternative Loan Trust
195,761	5.750%, 4/25/2037	165,416
	Countrywide Alternative Loan Trust
50,928	5.500%, 10/25/2035	47,476
96,120	5.500%, 2/25/2036	83,056
139,740	6.000%, 1/25/2037	113,084
	Federal National Mortgage Association
350,000	1.083%, 2/25/2016	353,680
	GMAC Mortgage Corporation Loan Trust
107,778	5.346%, 9/19/2035	106,482
	GSR Mortgage Loan Trust
42,377	0.394%, 8/25/2046[b]	40,278
	Impac CMB Trust
312,042	0.724%, 4/25/2035[b]	293,648
56,355	0.844%, 8/25/2035[b]	48,625
	J.P. Morgan Alternative Loan Trust
128,069	6.500%, 3/25/2036	115,316
	J.P. Morgan Mortgage Trust
153,330	6.500%, 1/25/2035	149,724
71,851	2.985%, 10/25/2036	59,992
	MLCC Mortgage Investors, Inc.
306,948	0.864%, 8/25/2029[b]	301,823
	Residential Accredit Loans, Inc.
165,012	5.500%, 12/25/2034	162,587
188,750	3.768%, 9/25/2035	152,376
	WaMu Mortgage Pass Through Certificates
84,592	2.757%, 10/25/2036	71,923

Principal Amount	Long-Term Fixed Income (100.7%)	Value
Collateralized Mortgage Obligations (8.1%) - continued
	WaMu Mortgage Pass-Through Certificates
$56,240	2.682%, 8/25/2046	$47,803
	Wells Fargo Mortgage Backed Securities Trust
346,200	2.641%, 3/25/2036	347,087
89,359	2.723%, 4/25/2036	84,172
93,270	6.000%, 7/25/2037	92,132

	Total	3,033,838

Commercial Mortgage-Backed Securities (4.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
29,680	5.663%, 6/11/2040	30,000
	Commercial Mortgage Pass- Through Certificates
250,000	5.306%, 12/10/2046	282,054
	Credit Suisse First Boston Mortgage Securities
200,000	5.542%, 1/15/2049	227,672
	Credit Suisse Mortgage Capital Certificates
118,000	5.509%, 9/15/2039	129,887
	GE Capital Commercial Mortgage Corporation
28,711	4.641%, 3/10/2040	28,863
	Government National Mortgage Association
157,807	2.164%, 3/16/2033	160,003
	LB-UBS Commercial Mortgage Trust
300,000	4.786%, 10/15/2029	315,417
34,591	5.303%, 2/15/2040	34,626
100,000	5.866%, 9/15/2045	115,098
	Morgan Stanley Capital I
100,000	3.224%, 7/15/2049	106,985
	Morgan Stanley Capital, Inc.
285,000	5.332%, 12/15/2043	323,226

	Total	1,753,831

Mortgage-Backed Securities (81.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,650,000	2.500%, 4/1/2028[d]	2,743,578
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
77,822	5.500%, 9/1/2024	85,111
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
585,000	3.000%, 4/1/2043[d]	600,722
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
265,763	2.250%, 6/25/2025	274,143
3,950,000	2.500%, 4/1/2028[d]	4,097,508

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

Mortgage Securities Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (100.7%)	Value
Mortgage-Backed Securities (81.6%) - continued
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
$569,203	6.000%, 8/1/2024	$634,726
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
7,037,500	3.000%, 4/1/2043[d,e]	7,258,521
6,600,000	3.500%, 4/1/2043[d]	6,969,188
7,737,500	4.000%, 4/1/2043[d]	8,248,901

	Total	30,912,398

	Total Long-Term Fixed Income (cost $38,137,929)	38,114,621

Shares or Principal Amount	Short-Term Investments (77.4%)	Value
	Chariot Funding, LLC
1,000,000	0.160%, 4/11/2013[f,g]	999,942
	Dealers Capital Access Trust, LLC
1,000,000	0.300%, 4/5/2013[f,g]	999,942
	Fairway Finance, LLC
1,000,000	0.150%, 4/11/2013[f,g]	999,946
	Federal Agricultural Mortgage Corporation Discount Notes
5,000,000	0.095%, 4/1/2013[g]	4,999,960
	Federal Home Loan Bank Discount Notes
4,000,000	0.105%, 4/3/2013[g]	3,999,942
100,000	0.137%, 6/7/2013[g,h]	99,973
	Liberty Street Funding, LLC
1,000,000	0.170%, 4/11/2013[f,g]	999,939
	Old Line Funding, LLC
1,000,000	0.100%, 4/4/2013[f,g]	999,983
15,217,554	Thrivent Cash Management Trust	15,217,554

	Total Short-Term Investments (at amortized cost)	29,317,181

	Total Investments (cost $67,455,110) 178.1%	$67,431,802

	Other Assets and Liabilities, Net (78.1%)	(29,567,677)

	Total Net Assets 100.0%	$37,864,125

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Mortgage Securities Portfolio owned as of March 28, 2013.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$509,534

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	All or a portion of the security was earmarked to cover written options.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	At March 28, 2013, $99,973 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$525,283
Gross unrealized depreciation	(548,591)

Net unrealized appreciation (depreciation)	$(23,308)

Cost for federal income tax purposes	$67,455,110

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

Mortgage Securities Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Mortgage Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	2,414,554	–	2,414,554	–
Collateralized Mortgage Obligations	3,033,838	–	3,033,838	–
Commercial Mortgage-Backed Securities	1,753,831	–	1,753,831	–
Mortgage-Backed Securities	30,912,398	–	30,912,398	–
Short-Term Investments	29,317,181	15,217,554	14,099,627	–

Total	$67,431,802	$15,217,554	$52,214,248	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Call Options Written	9,023	–	–	9,023

Total Asset Derivatives	$9,023	$–	$–	$9,023

Liability Derivatives Futures Contracts	2,819	2,819	–	–

Total Liability Derivatives	$2,819	$2,819	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S.Treasury Bond Futures	(10)	June 2013	($1,239,266)	($1,240,546)	($1,280)
10-Yr. U.S. Treasury Bond Futures	(5)	June 2013	(658,383)	(659,922)	(1,539)
Total Futures Contracts					($2,819)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option	4	$103.39	April 2013	($1,094)	$9,023
Total Call Options Written				($1,094)	$9,023

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mortgage Securities Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Short Term Investment	$16,055,160	$10,642,263	$11,479,869	15,217,554	$15,217,554	$3,929
Total Value and Income Earned	16,055,160				15,217,554	3,929

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

Money Market Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Asset Backed Commercial Paper (16.5%)[a]	Value
	Barton Capital Corporation
$3,000,000	0.150%, 4/2/2013[b,c]	$2,999,950
	Dealers Capital Access Trust, LLC
1,400,000	0.320%, 4/12/2013[b]	1,399,826
1,100,000	0.340%, 5/7/2013[b]	1,099,595
1,110,000	0.380%, 5/9/2013[b]	1,109,520
	Fairway Finance, LLC
1,400,000	0.150%, 4/22/2013[b,c]	1,399,860
1,400,000	0.190%, 5/22/2013[b,c]	1,399,601
	Golden Funding Corporation
1,400,000	0.320%, 7/15/2013[b,c]	1,398,656
1,400,000	0.400%, 8/26/2013[b,c]	1,397,667
	Kells Funding, LLC
1,400,000	0.260%, 8/20/2013[b,c]	1,398,544
	Liberty Street Funding, LLC
1,410,000	0.170%, 4/19/2013[b,c]	1,409,860
1,410,000	0.170%, 4/25/2013[b,c]	1,409,820
	Old Line Funding, LLC
1,123,000	0.210%, 6/17/2013[b,c]	1,122,476
	Sydney Capital Corporation, Inc.
1,460,000	0.280%, 4/9/2013[b,c]	1,459,875
1,400,000	0.270%, 6/14/2013[b,c]	1,399,191
1,410,000	0.250%, 6/26/2013[b,c]	1,409,129
	Thunder Bay Funding, LLC
1,380,000	0.210%, 4/8/2013[b,c]	1,379,919

	Total	23,193,489

Principal Amount	Certificate of Deposit (8.4%)[a]	Value
	Bank of Nova Scotia/Houston
780,000	0.372%, 5/10/2013[d]	780,000
	Rabobank Nederland
1,215,000	0.390%, 6/18/2013[d]	1,215,427
1,430,000	0.405%, 7/11/2013[d]	1,430,633
	Royal Bank of Canada
1,000,000	0.337%, 8/27/2013[d]	1,000,491
1,350,000	0.340%, 2/28/2014[d]	1,350,000
	Svenska Handelsbanken NY
1,430,000	0.215%, 4/22/2013	1,430,005
1,125,000	0.295%, 5/13/2013	1,125,147
	Toronto-Dominion Bank NY
700,000	0.293%, 4/19/2013[d]	700,000
1,430,000	0.280%, 9/13/2013[d]	1,430,000
1,400,000	0.302%, 10/21/2013[d]	1,400,000

	Total	11,861,703

Principal Amount	Financial Company Commercial Paper (7.4%)[a]	Value
	AllianceBernstein, LP
4,000,000	0.210%, 4/1/2013[c]	3,999,930
2,800,000	0.220%, 4/3/2013[c]	2,799,914
	BNP Paribas Financial
2,225,000	0.131%, 4/1/2013[b]	2,224,976
	Skandinav Enskilda Bank
1,419,000	0.210%, 5/15/2013	1,418,611

	Total	10,443,431

Principal Amount	Government Agency Debt (26.5%)[a]	Value
	Federal Agricultural Mortgage Corporation
4,170,000	0.098%, 8/5/2013[d]	4,168,375

Principal Amount	Government Agency Debt (26.5%)[a]	Value
	Federal Farm Credit Bank
$1,734,000	0.264%, 6/26/2013[d]	$1,734,383
1,540,000	0.225%, 8/22/2013[d]	1,540,502
1,450,000	0.196%, 8/27/2013[d]	1,450,000
800,000	0.172%, 1/13/2014[d]	800,068
1,650,000	0.224%, 2/24/2014[d]	1,651,148
	Federal Home Loan Bank
1,420,000	0.220%, 12/20/2013[d]	1,419,686
1,420,000	0.210%, 2/24/2014[d]	1,420,000
1,050,000	0.280%, 2/28/2014[d]	1,050,392
1,410,000	0.280%, 6/4/2014[d]	1,411,183
	Federal Home Loan Mortgage Corporation
930,000	0.360%, 9/3/2013[d]	929,913
1,440,000	0.142%, 9/13/2013[d]	1,439,972
2,960,000	0.174%, 11/4/2013[d]	2,960,290
	Federal National Mortgage Association
850,000	0.360%, 10/28/2013[d]	849,949
1,410,000	0.183%, 6/20/2014[d]	1,409,650
1,410,000	0.390%, 8/25/2014[d]	1,412,819
	Overseas Private Investment Corporation
920,000	0.352%, 7/12/2013	936,097
3,715,000	0.531%, 12/9/2013	3,720,885
	Straight-A Funding, LLC
1,470,000	0.190%, 4/2/2013[b,c]	1,469,969
1,460,000	0.190%, 4/8/2013[b,c]	1,459,923
1,415,000	0.180%, 6/3/2013[b,c]	1,414,533
1,410,000	0.180%, 6/6/2013[b,c]	1,409,514
1,410,000	0.180%, 6/14/2013[b,c]	1,409,457

	Total	37,468,708

Shares	Investment Company (8.4%)	Value
	AIM Investments Institutional Government and Agency Portfolio
15,000	0.020%	15,000
	BlackRock Cash Funds
6,533,000	0.130%	6,533,000
	Dreyfus Institutional Cash Advantage Fund
5,170,000	0.070%	5,170,000
	DWS Money Market Series
150,029	0.100%	150,029

	Total	11,868,029

Principal Amount	Other Commercial Paper (10.0%)[a]	Value
	Caisse Amortissement de la Dette Sociale
1,410,000	0.200%, 4/25/2013[b,c]	1,409,789
	Nestle Finance International, Ltd.
1,440,000	0.250%, 4/15/2013[b]	1,439,830
1,410,000	0.250%, 4/22/2013[b]	1,409,765
1,500,000	0.230%, 5/21/2013[b,c]	1,499,492
	Novartis Finance Corporation
7,000,000	0.100%, 4/1/2013[b,c]	6,999,941

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

Money Market Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Other Commercial Paper (10.0%)[a]	Value
	Roche Holdings, Inc.
$1,400,000	0.150%, 5/15/2013[b,c]	$1,399,726

	Total	14,158,543

Principal Amount	Other Note (11.5%)[a]	Value
	Bank of New York Mellon Corporation
1,400,000	0.579%, 1/31/2014[d]	1,403,775
	BHP Billiton Finance USA, Ltd.
900,000	0.560%, 2/18/2014[d]	902,323
	General Electric Capital Corporation
1,390,000	0.281%, 5/1/2013[b]	1,395,690
1,400,000	0.296%, 1/7/2014[b,d]	1,409,460
1,400,000	0.284%, 4/7/2014[b,d]	1,409,287
	Nordea Bank AB
825,000	0.376%, 1/14/2014[c]	836,311
	Rabobank Nederland
1,440,000	0.501%, 7/25/2013[d]	1,441,126
	Royal Bank of Canada
1,410,000	0.337%, 1/15/2014	1,418,806
	Total Capital Canada, Ltd.
670,000	0.383%, 5/13/2013[b,d]	670,150
1,440,000	0.683%, 1/17/2014[b,d]	1,444,931
	US Bancorp
2,035,000	0.319%, 9/13/2013	2,043,757
	Westpac Banking Corporation
700,000	0.288%, 12/9/2013[d]	703,652
1,110,000	0.292%, 2/24/2014[c,d]	1,119,355

	Total	16,198,623

Principal Amount	Variable Rate Demand Note (11.9%)[a]	Value
	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
1,600,000	0.170%, 4/1/2013[b,d]	1,600,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
1,940,000	0.130%, 4/4/2013[b,d]	1,940,000
	Overseas Private Investment Corporation
5,380,000	0.150%, 4/3/2013[d]	5,380,000
1,410,000	0.150%, 4/3/2013[d]	1,410,000
1,465,516	0.150%, 4/3/2013[d]	1,465,516
1,420,000	0.160%, 4/3/2013[d]	1,420,000
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
2,050,000	0.120%, 4/4/2013[b,d]	2,050,000

Principal Amount	Variable Rate Demand Note (11.9%)[a]	Value
	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care, Inc.
$1,540,000	0.170%, 4/1/2013[b,d]	$1,540,000

	Total	16,805,516

	Total Investments (at amortized cost) 100.6%	$141,998,042

	Other Assets and Liabilities, Net (0.6)%	(791,326)

	Total Net Assets 100.0%	$141,206,716

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $46,812,402 or 33.2% of total net assets.

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.

Cost for federal income tax purposes	$141,998,042

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

Money Market Portfolio

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	23,193,489	–	23,193,489	–
Certificate of Deposit	11,861,703	–	11,861,703	–
Financial Company Commercial Paper	10,443,431	–	10,443,431	–
Government Agency Debt	37,468,708	–	37,468,708	–
Investment Company	11,868,029	11,868,029	–	–
Other Commercial Paper	14,158,543	–	14,158,543	–
Other Note	16,198,623	–	16,198,623	–
Variable Rate Demand Note	16,805,516	–	16,805,516	–

Total	$141,998,042	$11,868,029	$130,130,013	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

Notes to Schedule of Investments

As of March 28, 2013

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Portfolio are valued on the basis of amortized cost, whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Portfolio and the Adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser, which has formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review, among other things, price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international equity securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements.

Foreign Denominated Investments — Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

206

Notes to Schedule of Investments

As of March 28, 2013

(unaudited)

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements — Certain Portfolios enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual

207

Notes to Schedule of Investments

As of March 28, 2013

(unaudited)

credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Portfolios’ Schedules of Investments for additional information.

Additional information for the Portfolios’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolios’ most recent annual or semiannual shareholder report.

Unfunded Loan Commitment – The following Portfolio entered into a loan commitment with Dell, Inc. on March 4, 2013. Maturity of the loan (close date) will be no later than November 6, 2013. Our commitment will be allocated 61.538461538% to the 1st lien facility and 38.461538462% to the 2nd lien facility. The Coupon rate will be 3 month LIBOR (1% floor) plus spread; spread is initially 4.00% for the 1st lien commitment and 5.25% for the 2nd lien commitment, both increasing by 0.50% every 3 months. As of the close date the Portfolio will receive a fee of 0.50%.

Portfolio	Unfunded Commitment
High Yield	$8,500,000

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Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 28, 2013	THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 28, 2013	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: May 28, 2013	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer